UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Semiannual Report

August 31, 2008

Stock Funds

■  Columbia Convertible Securities Fund

■  Columbia Large Cap Value Fund

■  Columbia Mid Cap Value Fund

■  Columbia Small Cap Value Fund II

■  Columbia Marsico Growth Fund

■  Columbia Large Cap Core Fund

■  Columbia Marsico Focused Equities Fund

■  Columbia Marsico 21st Century Fund

■  Columbia Small Cap Growth Fund II

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Table of Contents

Columbia Convertible Securities Fund	1

Columbia Large Cap Value Fund	5

Columbia Mid Cap Value Fund	9

Columbia Small Cap Value Fund II	13

Columbia Marsico Growth Fund	17

Columbia Large Cap Core Fund	21

Columbia Marsico Focused Equities Fund	25

Columbia Marsico 21st Century Fund	29

Columbia Small Cap Growth Fund II	33

Investment Portfolios	37

Statements of Assets and Liabilities	68

Statements of Operations	72

Statements of Changes in Net Assets	76

Financial Highlights	91

Notes to Financial Statements	132

Columbia Marsico Growth Master Portfolio	147

Investment Portfolio	148

Financial Statements	150

Important Information About This Report	161

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund and hope you will find the portfolio management details, discussions and performance information helpful in monitoring your investments. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■  Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■  News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■  Monthly and quarterly performance information.

■  Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Daily Cash Reserves which are updated daily, monthly for equity funds and quarterly for most other funds.

■  Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■  Mutual fund account details with balances, dividend and transaction information

■  Fund Tracker to customize your homepage with current net asset values for the funds that interest you

■  On-line transactions including purchases, exchanges and redemptions

■  Account maintenance for updating your address and dividend payment options

■  Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Fund Profile – Columbia Convertible Securities Fund

Summary

■  For the six-month period that ended August 31, 2008, the fund's Class A shares returned negative 4.85% without sales charge. The fund's benchmark, the Merrill Lynch All Convertibles All Qualities Index, returned negative 5.13%.1 The fund's return was lower than the negative 3.36% average return of its peer group, the Lipper Convertible Securities Funds Classification.2

■  With households facing sagging property values, rising inflation and tighter credit, our decision to downplay consumer discretionary companies aided returns relative to the benchmark. The fund's sharply reduced exposure to the deteriorating financial sector also benefited returns. Our cautious stance toward the energy sector, where securities prices had risen dramatically, caused the fund to lag its peers, but astute stock selection was a strong positive. Nabors Industries (0.8% of net assets), which owns hundreds of oil rigs, enjoyed strong demand, while coal producer Peabody Energy (1.6% of net assets) rode favorable pricing trends. Higher natural gas prices boosted Chesapeake Energy and El Paso Corp. (1.9% and 1.0% of net assets, respectively). In health care, slow growth in digital mammography pressured Hologic (1.5% of net assets), a leader in products for women's health and a company we continue to favor. We reduced the fund's stake in Schering-Plough (0.7% of net assets) as concerns about possible cancer risks tied to cholesterol drug Vytorin clouded the company's outlook. We avoided some of the worst fallouts from the credit crisis by timely elimination of prominent financial names, including Fannie Mae, insurer AIG and Lehman Brothers. We also cut holdings in gold and copper miner Freeport MacMoRan Copper & Gold (1.2% of net assets) as metals prices appeared to peak.

■  Although the pace has moderated, new convertible issues continue to reach the market in spite of new Financial Accounting Standards Board (FASB) convertible accounting rules. Companies can market convertibles more easily than bonds, given the tumult in the credit markets, and convertibles are less costly to offer than equities. The fund's exposure to the turbulent financial sector remains limited and selective, focusing on certain insurers and real estate investment trusts. Top-line revenue growth, pricing power and efficient business models remain key criteria as we probe for attractive values in the current, challenging economic environment.

1The Merrill Lynch All Convertibles All Qualities Index measures the performance of US dollar-denominated convertible securities of issuers not currently in bankruptcy. Securities in the index have a total market value greater than $50 million at issuance. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

–4.85%

Class A shares (without sales charge)

–5.13%

Merrill Lynch All Convertibles All Qualities Index

Fund Profile (continued) – Columbia Convertible Securities Fund

Portfolio Management

Yanfang (Emma) Yan has co-managed the fund since July 2001 and has been with the advisor or its predecessors or affiliate organizations since 2001.

Richard Dahlberg has co-managed the fund since May 2004 and has been with the advisor or its predecessors or affiliate organizations since 2003.

Yan Jin has co-managed the fund since March 2006 and has been with the advisor or its predecessors or affiliate organizations since 2002.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Most convertible securities are below investment grade and tend to be more speculative than higher-rated securities.

Performance Information – Columbia Convertible Securities Fund

Performance of a $10,000 investment 09/01/98 – 08/31/08 ($)

Sales charge	without	with
Class A	21,289	20,069
Class B	19,765	19,765
Class C	19,781	19,781
Class Z	21,998	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Convertible Securities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A		B		C		Z
Inception	09/25/87		07/15/98		10/21/96		05/21/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–4.85	–10.33	–5.23	–9.87	–5.23	–6.16	–4.80
1-year	–8.00	–13.31	–8.72	–12.87	–8.73	–9.56	–7.77
5-year	6.33	5.08	5.53	5.24	5.52	5.52	6.58
10-year	7.85	7.21	7.05	7.05	7.06	7.06	8.20

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–13.27	–18.28	–13.54	–17.76	–13.56	–14.41	–13.16
1-year	–20.62	–25.17	–21.13	–24.71	–21.15	–21.87	–20.37
5-year	3.73	2.50	2.97	2.68	2.96	2.96	4.00
10-year	6.37	5.74	5.58	5.58	5.59	5.59	6.72

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class Z shares commenced operations on May 21, 1999 and have no performance prior to that date. Performance prior to May 21, 1999 is that of Class A shares at net asset value, which reflect distribution and service (Rule 12b-1) fees of 0.25%. These distribution and service (Rule 12b-1) fees are not applicable to Class Z shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.22
Class B	1.97
Class C	1.97
Class Z	0.97

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)

Class A	13.83
Class B	13.60
Class C	13.79
Class Z	13.83

Distributions declared per share

03/01/08 – 08/31/08 ($)

Class A	0.37
Class B	0.31
Class C	0.31
Class Z	0.39

Understanding Your Expenses – Columbia Convertible Securities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	951.50	1,019.00	6.05	6.26	1.23
Class B	1,000.00	1,000.00	947.72	1,015.22	9.72	10.06	1.98
Class C	1,000.00	1,000.00	947.72	1,015.22	9.72	10.06	1.98
Class Z	1,000.00	1,000.00	952.01	1,020.27	4.82	4.99	0.98

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Large Cap Value Fund

Summary

■  For the six-month period that ended August 31, 2008, the fund's Class A shares returned negative 4.72% without sales charge. Over the same period, the fund's benchmark, the Russell 1000 Value Index,1 returned negative 4.78%, while the average return of the fund's peer group, the Lipper Large-Cap Value Funds Classification, was negative 5.13%.2 Stock selection kept the fund from declining as much as the index, while sector weights modestly detracted from performance.

■  Stock selection was strongest in the financials sector, where having below-average or no exposure to some of the sector's biggest losers kept the fund's financials sector returns ahead of those in the index. The fund also owned solid performers such as Plum Creek Timber Co., and PNC Financial Services Group (1.3% and 1.5% of net assets, respectively). Plum Creek, a timber real estate investment trust, took advantage of strong timberland prices and sold some of its land at attractive prices, thus realizing value that had not been fully priced into its shares before the assets were sold. PNC, a regional bank, benefited from below-average risk exposure and growth in its net interest income. Stock selection in health care further aided returns, led by Amgen (2.1% of net assets), a large biotechnology company, driven higher by a stabilized outlook for a key drug franchise and promising prospects for a new bone strengthening treatment.

■  Industrials detracted from relative returns because of a lack of exposure to road and rail stocks, which did well, and below-average returns from aerospace and defense. Utilities, materials and energy also hindered returns versus the index. The biggest stock disappointments, however, included Freddie Mac, the mortgage giant, which plunged amid credit deterioration, capital ratio concerns and the possibility of a government takeover. We cut the fund's losses and exited the stock in July. Wachovia (0.6% of net assets), a large bank headquartered in North Carolina, also declined sharply, pressured by bad mortgage loans, reduced net interest margins and weak second quarter results. Other detractors included Valero Energy (0.8% of net assets), a large independent oil refiner, which suffered as muted demand and anticipated supply increases squeezed refining margins.

■  By period end, volatile market conditions, turmoil in the credit markets and a weakening U.S. economy had resulted in attractive stock valuations, particularly in the financials and consumer discretionary sectors. Going forward, we plan to look for buying opportunities with a careful focus on companies that have stabilized operating fundamentals and a demonstrated ability to grow in the current environment.

1The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

–4.72%

Class A shares (without sales charge)

–4.78%

Russell 1000 Value Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 07/31/08.

Fund Profile (continued) – Columbia Large Cap Value Fund

Portfolio Management

Lori J. Ensinger has co-managed the fund since August 2001 and has been with the advisor or its predecessors or affiliate organizations since 2001.

Diane L. Sobin has co-managed the fund since August 2001 and has been with the advisor or its predecessors or affiliate organizations since 2001.

David I. Hoffman has co-managed the fund since April 2004 and has been with the advisor or its predecessors or affiliate organizations since 2001.

Noah J. Petrucci has co-managed the fund since February 2002 and has been with the advisor or its predecessors or affiliate organizations since 2002.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. The market value of a portfolio security may not meet the manager's future value assessment of such security, or may decline.

Performance Information – Columbia Large Cap Value Fund

Performance of a $10,000 investment 09/01/98 – 08/31/08 ($)

Sales charge	without	with
Class A	16,704	15,744
Class B	15,470	15,470
Class C	15,522	15,522
Class R	16,590	n/a
Class Z	17,140	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A		B		C		R	Z
Inception	12/06/89		06/07/93		06/17/92		01/23/06	09/19/89
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–4.72	–10.17	–5.19	–9.92	–5.11	–6.05	–4.85	–4.67
1-year	–14.60	–19.49	–15.30	–19.24	–15.22	–16.01	–14.83	–14.42
5-year	8.02	6.75	7.20	6.89	7.22	7.22	7.87	8.29
10-year	5.26	4.64	4.46	4.46	4.49	4.49	5.19	5.54

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–10.14	–15.33	–10.51	–14.97	–10.51	–11.40	–10.34	–10.09
1-year	–23.33	–27.75	–23.85	–27.39	–23.90	–24.61	–23.55	–23.17
5-year	6.72	5.47	5.90	5.58	5.93	5.93	6.56	6.97
10-year	3.90	3.29	3.11	3.11	3.13	3.13	3.82	4.18

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns for Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to a higher distribution and service (Rule 12b-1) fees.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.04
Class B	1.79
Class C	1.79
Class R	1.29
Class Z	0.79

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)

Class A	11.71
Class B	11.29
Class C	11.30
Class R	11.70
Class Z	11.73

Distributions declared per share

03/01/08 – 08/31/08 ($)

Class A	0.08
Class B	0.03
Class C	0.03
Class R	0.06
Class Z	0.09

Understanding Your Expenses – Columbia Large Cap Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	952.82	1,020.06	5.02	5.19	1.02
Class B	1,000.00	1,000.00	948.08	1,016.28	8.69	9.00	1.77
Class C	1,000.00	1,000.00	948.88	1,016.28	8.69	9.00	1.77
Class R	1,000.00	1,000.00	951.50	1,018.80	6.25	6.46	1.27
Class Z	1,000.00	1,000.00	953.32	1,021.32	3.79	3.92	0.77

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Mid Cap Value Fund

Summary

■  For the six-month period that ended August 31, 2008, the fund's Class A shares returned negative 1.59% without sales charge. Over the same period, the fund's benchmark, the Russell Midcap Value Index, returned 0.71%.1 The return of the fund's peer group, the Lipper Mid-Cap Value Funds Classification, was negative 0.70%.2 As short-term, speculative buying late in the period pushed beaten-down, lower quality stocks sharply higher, the fund fell behind the index. The fund remained focused on attractively priced stocks of companies with improving business prospects, such as rising revenues, the ability to raise prices and increasing volume growth.

■  Stock selection in industrials, materials and energy hampered returns versus the index. Within industrials, road and rail, industrial conglomerate and aerospace and defense investments were detractors. Disappointments included Textron (1.0% of net assets), a conglomerate with an aerospace and defense focus, which suffered from an IRS challenge affecting the company's finance division and negative sentiment about the aerospace business generally. Within materials, the fund did not own one of the higher valued mining stocks in the index, which hampered returns when it rallied. The leading energy detractor was Tesoro, an oil refiner, which we sold as refining profit margins tightened.

■  Strong stock selection in consumer staples and financials helped offset some of these losses. Within consumer staples, the biggest gains came from food retailers, such as Dean Foods (1.5% of net assets), which benefited from being able to pass along price increases to customers. Investments in personal products also helped, led by Avon Products (1.1% of net assets), whose strong revenues and aggressive cost cutting drove profit margins higher. Despite a broad decline in financials, Plum Creek Timber Co. (1.9% of net assets), a timber real estate trust, climbed as asset sales and strong pulpwood prices drove earnings higher. In materials, stock picking was especially strong among containers and packaging companies.

■  By period end, we had taken profits in some energy and industrials stocks and increased the fund's stake in financial services and consumer discretionary stocks. We remained focused on attractively-valued companies that have stabilized operating fundamentals.

1The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

–1.59%

Class A shares (without sales charge)

+0.71%

Russell Midcap Value Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 07/31/08.

Fund Profile (continued) – Columbia Mid Cap Value Fund

Portfolio Management

Lori J. Ensinger has co-managed the fund since November 2001 and has been with the advisor or its predecessors or affiliate organizations since 2001.

Diane L. Sobin has co-managed the fund since November 2001 and has been with the advisor or its predecessors or affiliate organizations since 2001.

David I. Hoffman has co-managed the fund since April 2004 and has been with the advisor or its predecessors or affiliate organizations since 2001.

Noah J. Petrucci has co-managed the fund since February 2002 and has been with the advisor or its predecessors or affiliate organizations since 2002.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. The market value of a portfolio security may not meet the manager's future value assessment of such security, or may decline.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Performance Information – Columbia Mid Cap Value Fund

Performance of a $10,000 investment 11/20/01 – 08/31/08 ($)

Sales charge	without	with
Class A	19,229	18,124
Class B	18,256	18,256
Class C	18,271	18,271
Class R	19,095	n/a
Class Z	19,536	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Mid Cap Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A		B		C		R	Z
Inception	11/20/01		11/20/01		11/20/01		01/23/06	11/20/01
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–1.59	–7.25	–2.02	–6.92	–1.93	–2.92	–1.70	–1.47
1-year	–12.09	–17.13	–12.78	–17.07	–12.73	–13.59	–12.30	–11.92
5-year	11.70	10.37	10.83	10.56	10.85	10.85	11.54	11.95
Life	10.13	9.17	9.29	9.29	9.30	9.30	10.01	10.38

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–8.80	–14.03	–9.26	–13.79	–9.15	–10.06	–8.92	–8.75
1-year	–21.62	–26.13	–22.25	–26.07	–22.33	–22.99	–21.80	–21.45
5-year	10.19	8.90	9.34	9.06	9.37	9.37	10.04	10.46
Life	8.64	7.70	7.81	7.81	7.83	7.83	8.53	8.90

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns shown would have been lower, since Class R shares are subject to higher distribution and service (Rule 12b-1) fees.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.12
Class B	1.87
Class C	1.87
Class R	1.37
Class Z	0.87

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)

Class A	12.88
Class B	12.60
Class C	12.65
Class R	12.87
Class Z	12.89

Distributions declared per share

03/01/08 – 08/31/08 ($)

Class A	0.03
Class B	0.00	*
Class C	0.00	*
Class R	0.02
Class Z	0.05

*Rounds to less than $0.01

Understanding Your Expenses – Columbia Mid Cap Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	984.12	1,019.66	5.50	5.60	1.10
Class B	1,000.00	1,000.00	979.79	1,015.88	9.23	9.40	1.85
Class C	1,000.00	1,000.00	980.69	1,015.88	9.24	9.40	1.85
Class R	1,000.00	1,000.00	983.01	1,018.40	6.75	6.87	1.35
Class Z	1,000.00	1,000.00	985.28	1,020.92	4.25	4.33	0.85

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Small Cap Value Fund II

Summary

■  For the six-month period that ended August 31, 2008, the fund's Class A shares returned 5.65% without sales charge. The fund had mixed results during the period as it performed in line with its benchmark during March but underperformed the benchmark in three of the following five months. The fund underperformed its benchmark, the Russell 2000 Value Index, which returned 7.82%,1 but came out ahead of its peer group, the Lipper Small-Cap Value Funds Classification average, which returned 4.28% over the same period.2 The fund trailed the Russell index because of the impact of lower quality beaten-down stocks that drove index gains late in the period. The fund did not fully participate in that sharp speculative rally. Instead, we kept our long-term focus on attractively valued stocks with improving prospects for revenues and earnings gains, which we believe will drive performance over the longer term.

■  Stock selection in industrials detracted from performance versus the index, as investments in the fund suffered from fears of a global economic slowdown, speculative activity in the airline industry and delays in new aircraft deliveries. Stock selection in consumer staples as well as an underweight in energy further hampered returns. In the financials sector, Assured Guaranty Ltd., a bond insurer, sank amid concerns that its mortgage-related exposure would result in a credit ratings downgrade. Colonial BancGroup, a Southeastern regional bank, also tumbled on fears that sharp deterioration in its loan portfolio would force the company to raise additional capital and dilute the value of existing shares. As a result, we sold the stock of both companies.

■  On the positive side, the fund benefited from being underexposed to the weak financial sector and gained from stock selection and an overweight in health care companies. Strong gains also came from Massey Energy, a coal processor that we sold before period end, and Stewart Enterprises (1.1% of net assets), a funeral and cemetery products company. Massey Energy benefited from growing export demand, solid pricing trends and increased operating efficiencies. Stewart Enterprises was buoyed by demographic trends, positive earnings projections, and an acquisition offer at a premium price.

■  Although weakness in the economy and credit markets could lead to further market volatility, we plan to stick with our long-term strategy of buying attractively valued stocks that appear near an upward inflection point. We expect to avoid speculative buying, while maintaining the portfolio's overweights in industrials and health care, and underweights in financials, consumer discretionary and technology.

1The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

+5.65%

Class A shares (without sales charge)

+7.82%

Russell 2000 Value Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 07/31/08.

Fund Profile (continued) – Columbia Small Cap Value Fund II

Portfolio Management

Christian Stadlinger has co-managed the fund since April 2002 and has been with the advisor or its predecessors or affiliate organizations since 2002.

Jarl Ginsberg has co-managed the fund since February 2003 and has been with the advisor or its predecessors or affiliate organizations since 2003.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. The market value of a portfolio security may not meet the manager's future value assessment of such security, or may decline.

Investing in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Performance Information – Columbia Small Cap Value Fund II

Performance of a $10,000 investment 05/01/02 – 08/31/08 ($)

Sales charge	without	with
Class A	18,058	17,020
Class B	17,220	17,220
Class C	17,199	17,199
Class R	17,915	n/a
Class Z	18,342	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Value Fund II during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A		B		C		R	Z
Inception	05/01/02		05/01/02		05/01/02		01/23/06	05/01/02
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	5.65	–0.39	5.28	0.28	5.20	4.20	5.51	5.74
1-year	–7.03	–12.39	–7.70	–12.21	–7.77	–8.68	–7.27	–6.81
5-year	12.21	10.89	11.37	11.11	11.34	11.34	12.04	12.48
Life	9.78	8.75	8.95	8.95	8.93	8.93	9.64	10.05

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–5.49	–10.95	–5.88	–10.58	–5.88	–6.82	–5.59	–5.34
1-year	–16.95	–21.72	–17.61	–21.64	–17.62	–18.43	–17.14	–16.74
5-year	10.55	9.25	9.70	9.42	9.69	9.69	10.38	10.80
Life	8.00	7.01	7.19	7.19	7.18	7.18	7.88	8.28

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns shown would have been lower, since Class R shares are subject to higher distribution and service (Rule 12b-1) fees.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.33
Class B	2.08
Class C	2.08
Class R	1.58
Class Z	1.08

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)

Class A	12.90
Class B	12.36
Class C	12.34
Class R	12.84
Class Z	12.99

Distributions declared per share

03/01/08 – 08/31/08 ($)

Class Z	0.01

Understanding Your Expenses – Columbia Small Cap Value Fund II

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,056.51	1,019.11	6.27	6.16	1.21
Class B	1,000.00	1,000.00	1,052.78	1,015.32	10.14	9.96	1.96
Class C	1,000.00	1,000.00	1,052.02	1,015.32	10.14	9.96	1.96
Class R	1,000.00	1,000.00	1,055.10	1,017.85	7.56	7.43	1.46
Class Z	1,000.00	1,000.00	1,057.42	1,020.37	4.98	4.89	0.96

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Marsico Growth Fund

Summary

■  For the six-month period that ended August 31, 2008, the fund's Class A shares returned negative 4.26% without sales charge. The fund's benchmark, the S&P 500 Index, returned negative 2.57%.1 The fund's return was lower than the negative 1.07% average return of its peer group, the Lipper Large-Cap Growth Funds Classification.2 Stock selection in the health care, telecommunication services and consumer discretionary sectors were the primary detractors to performance. Industrials, financials and information technology sectors were areas of strength for the fund.

■  The fund had little exposure in the later months of the period to the health care and consumer staples sectors, which were strong performers within the index. The fund's results were also hampered by stock selection in the sectors. Health care services company UnitedHealth Group Inc. skidded with a significant negative return prior to being sold. Pharmaceuticals company Merck & Co. was another disappointment and was sold during the period. Consumer staples positions, CVS Caremark Corp. and Heineken NV (2.3% and 1.0% of net assets, respectively) dropped.

■  Gaming companies struggled, apparently beset by worries about the potential for a significant slowdown in global economic growth and a deteriorating outlook for U.S. consumer discretionary spending. The fund's casino holdings declined sharply during the period, particularly Las Vegas Sands Corp. (1.6% of net assets) and MGM Mirage. (MGM Mirage was sold during the period.) Stock selection in the telecommunication services sector further hindered performance.

■  In the industrials sector, positions in Union Pacific Corp. and Norfolk Southern Corp. as well as aerospace/defense holdings Lockheed Martin Corp. and General Dynamics Corp. (4.7%, 1.9%, 4.3% and 3.6% of net assets, respectively) posted strong gains. The fund's financials holdings held up significantly better than financials within the index. Wells Fargo & Co. and U.S. Bancorp (3.0% and 2.7% of net assets, respectively) appreciated modestly and helped offset a significant loss experienced by Washington Mutual, Inc. prior to being sold from the fund. Elsewhere in the portfolio, financial transactions processor Mastercard, Inc. and telecommunication equipment company QUALCOMM, Inc. posted solid returns as did biotechnology company Genentech, Inc. and restaurant company McDonald's Corp. (3.8%, 2.3%, 3.7% and 5.9% of net assets, respectively).

■  During the period, the fund reduced its allocation to the health care sector, while moderately increasing its exposure to the industrials and information technology sectors. At the close of the semi-annual period, the fund's primary economic sector allocations were in industrials, consumer discretionary, information technology and financials.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

–4.26%

Class A shares (without sales charge)

–2.57%

S&P 500 Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 07/31/08.

The fund is a feeder fund that invests substantially all of its assets in a master portfolio. Holdings information referenced in this section is that of the master portfolio.

Fund Profile (continued) – Columbia Marsico Growth Fund

Portfolio Management

Thomas F. Marsico has managed the fund's master portfolio since December 1997 and is Chief Investment Officer of Marsico Capital Management, LLC, investment sub-advisor to the master portfolio.

Columbia Management Advisors, LLC ("CMA") has retained Marsico Capital Management, LLC ("MCM") to serve as investment sub-advisor to the master portfolio. As investment sub-advisor, MCM makes the investment decisions and manages the master portfolio subject to the oversight of CMA and the fund's Board of Trustees. MCM is an investment advisor registered with the Securities and Exchange Commission and is an independently owned investment management firm.

Source for all statistical data—Columbia Management Advisors, LLC.

Source for all stock-specific commentary—Marsico Capital Management, LLC.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the master portfolio may differ from those presented for other Columbia Funds.

The master portfolio generally holds a core position of between 35 and 50 common stocks. By maintaining a relatively focused portfolio, the master portfolio may be subject to a greater risk than a master portfolio that is more fully diversified. The master portfolio may invest up to 25% of its total assets in foreign securities.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Performance Information – Columbia Marsico Growth Fund

Performance of a $10,000 investment 09/01/98 – 08/31/08 ($)

Sales charge	without	with
Class A	18,104	17,065
Class B	16,804	16,804
Class C	16,823	16,823
Class R	17,959	n/a
Class Z	18,543	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Marsico Growth Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A		B		C		R	Z
Inception	12/31/97		12/31/97		12/31/97		01/23/06	12/31/97
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–4.26	–9.78	–4.62	–9.39	–4.67	–5.62	–4.37	–4.13
1-year	–9.82	–15.00	–10.47	–14.95	–10.50	–11.40	–10.05	–9.58
5-year	6.42	5.16	5.61	5.29	5.62	5.62	6.24	6.69
10-year	6.12	5.49	5.33	5.33	5.34	5.34	6.03	6.37

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–13.49	–18.45	–13.85	–18.16	–13.84	–14.70	–13.61	–13.42
1-year	–25.22	–29.51	–25.82	–29.52	–25.79	–26.53	–25.43	–25.07
5-year	4.09	2.86	3.31	2.95	3.32	3.32	3.91	4.35
10-year	4.26	3.64	3.49	3.49	3.49	3.49	4.17	4.51

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distribution. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. These returns have not been restated to reflect any differences in expenses between Class A shares and Class R shares. If differences in expenses had been reflected, the returns shown would have been lower, since Class R shares are subject to higher distribution and service (Rule 12b-1) fees.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.22
Class B	1.97
Class C	1.97
Class R	1.47
Class Z	0.97

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)

Class A	19.39
Class B	17.96
Class C	17.98
Class R	19.25
Class Z	19.72

Distributions declared per share

03/01/08 – 08/31/08 ($)

Class A	0.01
Class Z	0.06

Understanding Your Expenses – Columbia Marsico Growth Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	957.40	1,019.21	5.87	6.06	1.19
Class B	1,000.00	1,000.00	953.82	1,015.43	9.55	9.86	1.94
Class C	1,000.00	1,000.00	953.32	1,015.43	9.55	9.86	1.94
Class R	1,000.00	1,000.00	956.29	1,017.95	7.10	7.32	1.44
Class Z	1,000.00	1,000.00	958.71	1,020.47	4.64	4.79	0.94

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Large Cap Core Fund

Summary

■  For the six-month period that ended August 31, 2008, the fund's Class A shares returned negative 2.02% without sales charge. The fund held up better than its benchmark, the S&P 500 Index, which returned negative 2.57%.1 The average return of the fund's peer group, the Lipper Large-Cap Core Funds Classification, was negative 2.58%.2 In a challenging market, positive stock selection in the financials, health care and industrials sectors aided performance. We believe our continued focus on high quality stocks with strong balance sheets and positive growth opportunities also helped returns.

■  Bad credit news continued to roil the markets, disproportionately affecting financial stocks. Nevertheless, the fund's financial holdings held up better than those in the index, aiding relative returns. Standouts were well-capitalized regional banks, PNC Financial Services Group and Wells Fargo & Co. (0.8% and 1.8% of net assets, respectively). Positive drug news from several biotech holdings also helped, including Amgen (1.4% of net assets) which produces the bone-building drug, Denosumab. Among industrials, defense-related stocks, Lockheed Martin and L-3 Communications Holdings aided returns (1.0% and 0.7% of net assets, respectively), and light exposure to the commercial aerospace sector also helped.

■  Holdings in high-end retailers hurt the fund's performance early in the period, as consumer spending slowed. A subsequent shift in focus towards discount retailers, including Wal-Mart Stores and Kohl's (1.4% and 0.5% of net assets, respectively) helped the fund's return as consumers bargain-shopped. Detractors from performance included media companies Viacom (0.7% of net assets) and News Corp., which saw weak advertising sales, and cellphone maker Nokia (0.6% of net assets), which struggled with slower consumer spending and increased competition in the smartphone market. Production problems affected revenues of polysilicon manufacturer, MEMC Electronic Materials, and we subsequently sold the stock. We also sold News Corp.

■  In a period marked by continued stock price volatility and slowing economic growth, the fund is focused on finding higher quality names. Using a disciplined valuation process and drawing on three independent research sources—fundamental research, quantitative models and portfolio management team input—the fund is poised to take advantage of opportunities to invest in a blend of large-cap growth and value stocks with valuations that we do not believe fully reflect the strength of their free cash flows.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

–2.02%

Class A shares (without sales charge)

–2.57%

S&P 500 Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth.) All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 07/31/08.

Fund Profile (continued) – Columbia Large Cap Core Fund

Portfolio Management

Craig Leopold has co-managed the fund since July 2004 and has been with the advisor or its predecessors or affiliate organizations since 2003.

Peter Santoro has co-managed the fund since July 2004 and has been with the advisor or its predecessors or affiliate organizations since 2003.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Performance Information – Columbia Large Cap Core Fund

Performance of a $10,000 investment 10/02/98 – 08/31/08 ($)

Sales charge	without	with
Class A	14,827	13,975
Class B	13,826	13,826
Class C	13,832	13,832
Class Z	15,103	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Core Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A		B		C		Z
Inception	08/02/99		08/02/99		08/02/99		10/02/98
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–2.02	–7.63	–2.47	–7.25	–2.47	–3.42	–2.00
1-year	–9.74	–14.91	–10.47	–14.71	–10.41	–11.25	–9.55
5-year	6.89	5.63	6.07	5.75	6.07	6.07	7.15
Life	4.05	3.43	3.32	3.32	3.33	3.33	4.25

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–10.04	–15.21	–10.31	–14.71	–10.38	–11.26	–9.90
1-year	–20.81	–25.35	–21.35	–25.07	–21.37	–22.11	–20.60
5-year	5.31	4.06	4.53	4.19	4.52	4.52	5.58
Life	3.10	2.49	2.39	2.39	2.38	2.38	3.29

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B and Class C shares commenced operations on August 2, 1999 and have no performance prior to that date. Performance prior to August 2, 1999 is that of Class Z shares, which do not have any distribution and service (Rule 12b-1) fees. If Class A, Class B and Class C shares distribution and service (Rule 12b-1) fees had been reflected, total returns would have been lower.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.09
Class B	1.84
Class C	1.84
Class Z	0.84

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)

Class A	13.14
Class B	12.66
Class C	12.66
Class Z	13.11

Distributions declared per share

03/01/08 – 08/31/08 ($)

Class A	0.25
Class B	0.25
Class C	0.25
Class Z	0.29

Understanding Your Expenses – Columbia Large Cap Core Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	979.79	1,019.56	5.59	5.70	1.12
Class B	1,000.00	1,000.00	975.30	1,015.78	9.31	9.50	1.87
Class C	1,000.00	1,000.00	975.30	1,015.78	9.31	9.50	1.87
Class Z	1,000.00	1,000.00	979.99	1,020.82	4.34	4.43	0.87

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Marsico Focused Equities Fund

Summary

■  For the six-month period that ended August 31, 2008, the fund's Class A shares returned negative 1.95% without sales charge. Its benchmark, the S&P 500® Index, returned negative 2.57%.1 The fund's return was less than the negative 1.07% average return of its peer group, the Lipper Large-Cap Growth Funds Classification.2 Strong stock selection in the industrials, information technology and financials sectors helped offset the impact of weaker choices in the consumer discretionary and telecommunication services sectors and underweights in the strong-performing consumer staples and health care sectors.

■  Industrials and financials were an area of strength for the fund while stock selection in a number of sectors aided performance. In the industrials sector, the fund's railroad positions Union Pacific and Norfolk Southern (4.9% and 2.0% of net assets, respectively) and aerospace/defense holdings Lockheed Martin and General Dynamics (4.3% and 3.7% of net assets, respectively) posted strong gains. In financials, holdings posted a collective return of negative 6%, which exceeded the negative 16% return of financials within the index. Investments in Wells Fargo & Co. and U.S. Bancorp (2.9% and 2.6% of net assets, respectively) appreciated 6% and 12%, respectively, which helped offset a 52% loss experienced by Washington Mutual, Inc. prior to being sold from the fund. Visa and MasterCard (4.2% and 3.8% of net assets, respectively) in the technology sector, each posted strong returns. Both companies have benefited from the increased use of electronic payment methods such as credit and debit cards around the world. Biotechnology company Genentech and restaurant company McDonald's (4.6% and 7.9% of net assets, respectively) also performed well.

■  The fund's performance was hurt by stock selection in the strong-performing health care and consumer staples sectors and lost ground because it had little exposure to either sector late in the period. Health care services provider UnitedHealth Group skidded negative 33% prior to being sold. Pharmaceuticals company Merck & Co., another disappointment, was also sold during the period. The fund had only one position in consumer staples—CVS Caremark (3.2% of net assets), which declined 9%. In addition, the fund's casino holdings declined sharply, particularly Las Vegas Sands (2.8% of net assets) and MGM Mirage, the latter of which was sold during the period. Stock selection in telecommunication services further hindered performance.

■  During the period, the fund reduced its exposure to the health care, consumer discretionary and energy sectors while increasing its allocation to information technology and industrials. At the end of the period, the fund had significant representation in information technology, consumer discretionary, industrials and financials and no exposure to utilities.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

–1.95%

Class A shares (without sales charge)

–2.57%

S&P 500 Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth.) All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 07/31/08.

Fund Profile (continued) – Columbia Marsico Focused Equities Fund

Portfolio Management

Thomas F. Marsico has managed the fund since December 1997 and is Chief Investment Officer of Marsico Capital Management, LLC, investment sub-advisor to the portfolio.

Columbia Management Advisors, LLC ("CMA") has retained Marsico Capital Management, LLC ("MCM") to serve as investment sub-advisor to the fund. As investment sub-advisor, MCM makes the investment decisions and manages the fund subject to the oversight of CMA and the fund's Board of Trustees. MCM is an investment advisor registered with the Securities and Exchange Commission and is an independently owned investment management firm.

Source for all statistical data—Columbia Management Advisors, LLC.

Source for all stock-specific commentary—Marsico Capital Management, LLC.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

The fund normally will hold a core position of between 20 and 30 common stocks. By maintaining a relatively non-diversified portfolio, the fund may be subject to a greater risk than a fund that is more fully diversified. The fund may invest up to 25% of its total assets in foreign securities.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries the fund invests in are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Marsico Focused Equities Fund

Performance of a $10,000 investment 09/01/98 – 08/31/08 ($)

Sales charge	without	with
Class A	19,023	17,926
Class B	17,675	17,675
Class C	17,758	17,758
Class Z	19,509	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Marsico Focused Equities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A		B		C		Z
Inception	12/31/97		12/31/97		12/31/97		12/31/97
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–1.95	–7.59	–2.34	–7.22	–2.33	–3.31	–1.82
1-year	–6.53	–11.92	–7.24	–11.82	–7.26	–8.18	–6.28
5-year	6.75	5.49	5.95	5.63	5.96	5.96	7.02
10-year	6.64	6.01	5.86	5.86	5.91	5.91	6.91

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–11.51	–16.59	–11.84	–16.25	–11.85	–12.74	–11.38
1-year	–23.50	–27.90	–24.07	–27.83	–24.08	–24.83	–23.29
5-year	4.57	3.34	3.79	3.45	3.78	3.78	4.84
10-year	4.64	4.02	3.87	3.87	3.91	3.91	4.90

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.26
Class B	2.01
Class C	2.01
Class Z	1.01

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)

Class A	21.17
Class B	19.60
Class C	19.66
Class Z	21.64

Distributions declared per share

03/01/08 – 08/31/08 ($)

Class Z	0.02

Understanding Your Expenses – Columbia Marsico Focused Equities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	980.49	1,019.06	6.09	6.21	1.22
Class B	1,000.00	1,000.00	976.61	1,015.27	9.81	10.01	1.97
Class C	1,000.00	1,000.00	976.71	1,015.27	9.82	10.01	1.97
Class Z	1,000.00	1,000.00	981.80	1,020.32	4.85	4.94	0.97

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Marsico 21st Century Fund

Summary

■  For the six-month period that ended August 31, 2008, the fund's Class A shares returned negative 5.64% without sales charge. Its benchmark, the Russell 3000 Index, returned negative 1.55%.1 The fund's return was lower than the average return of its peer group, the Lipper Multi-Cap Growth Funds Classification, which was negative 1.76%.2 Stock selection in the consumer discretionary and health care sectors and certain sector allocations detracted from performance.

■  The fund had more exposure than the index to consumer discretionary and financial stocks, which were weak performers, and less exposure on average to technology, which was a solid performer during the period. These sector weights hurt performance. As the outlook dimmed for consumer spending, consumer discretionary stocks, in general, lost ground, and the fund's hotel/casino operator stocks Las Vegas Sands and Starwood Hotels & Resorts Worldwide, were especially weak performers, as was retailer Saks, (3.7%, 0.8% and 1.7% of net assets, respectively). In the financials sector, Washington Mutual and Goldman Sachs Group suffered double-digit losses, and we sold both stocks. In the health care sector, health care services provider UnitedHealth Group, posted negative return prior to being sold from the fund. Amylin Pharmaceuticals (1.7% of net assets) also fell sharply, but we continue to hold the stock in the fund.

■  Stock selection was favorable in the information technology, industrials and financials sectors. Financial transactions processor MasterCard and telecommunications equipment company QUALCOMM (6.8% and 2.5% of net assets, respectively) generated gains for the fund. In the industrials sector, Vestas Wind Systems A/S (5.2% of net assets), a Denmark-headquartered manufacturer of wind turbines, gained significantly on strong demand for its wind power systems. Financials companies BlackRock, Wells Fargo & Co., and U.S. Bancorp (2.6%, 5.3% and 1.9% of net assets, respectively) posted positive returns for the six-month period, solidly outperforming the benchmark financials sector which declined. In addition, Costco Wholesale (8.1% of net assets) had a positive return. As one of the fund's largest positions, Costco's solid performance had a material, positive effect on performance results.

■  The fund's cash and cash equivalents represented approximately 13% of the fund's net assets, on average, during the six-month period, helping to preserve capital in a declining market environment. The fund's cash and cash equivalents position was reduced to approximately 9% at the end of the period, as we added selectively to existing holdings and identified new investment opportunities.

■  At the end of the period, the fund emphasized investments in industrials, financials, information technology, consumer discretionary and consumer staples sectors with little or no exposure to telecommunication services and utilities.

1The Russell 3000 Index measures the performance of 3,000 of the largest US companies, based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

–5.64%

Class A shares (without sales charge)

–1.55%

Russell 3000 Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 07/31/08.

Fund Profile (continued) – Columbia Marsico 21st Century Fund

Portfolio Management

Corydon J. Gilchrist has managed the fund since February 2003. He is with Marsico Capital Management, LLC, investment sub-advisor to the fund.

Columbia Management Advisors, LLC ("CMA") has retained Marsico Capital Management, LLC ("MCM") to serve as investment sub-advisor to the fund. As investment sub-advisor, MCM makes the investment decisions and manages the fund subject to the oversight of CMA and the fund's Board of Trustees. MCM is an investment advisor registered with the Securities and Exchange Commission and is an independently owned investment management firm.

Source for all statistical data—Columbia Management Advisors, LLC.

Source for all stock-specific commentary—Marsico Capital Management, LLC.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

The fund may invest without limit in foreign securities, including emerging markets securities. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the funds invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Marsico 21st Century Fund

Performance of a $10,000 investment 04/10/00 – 08/31/08 ($)

Sales charge	without	with
Class A	14,504	13,670
Class B	13,619	13,619
Class C	13,609	13,609
Class R	14,403	n/a
Class Z	14,807	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Marsico 21st Century Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A		B		C		R	Z
Inception	04/10/00		04/10/00		04/10/00		01/23/06	04/10/00
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–5.64	–11.08	–5.99	–10.69	–6.06	–7.00	–5.77	–5.56
1-year	–8.98	–14.23	–9.67	–14.10	–9.74	–10.62	–9.24	–8.80
5-year	11.78	10.46	10.95	10.69	10.93	10.93	11.63	12.03
Life	4.53	3.80	3.75	3.75	3.74	3.74	4.44	4.79

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–14.59	–19.50	–14.95	–19.20	–14.95	–15.80	–14.73	–14.50
1-year	–25.02	–29.33	–25.59	–29.24	–25.55	–26.28	–25.19	–24.80
5-year	9.27	7.99	8.44	8.15	8.44	8.44	9.11	9.53
Life	3.02	2.30	2.25	2.25	2.25	2.25	2.93	3.28

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class R and Class Z shares are sold at net asset value, have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to higher distribution and service (Rule 12b-1) fees.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.24
Class B	1.99
Class C	1.99
Class R	1.49
Class Z	0.99

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)

Class A	13.73
Class B	13.03
Class C	13.02
Class R	13.71
Class Z	13.94

Understanding Your Expenses – Columbia Marsico 21st Century Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	943.59	1,019.21	5.83	6.06	1.19
Class B	1,000.00	1,000.00	940.11	1,015.43	9.49	9.86	1.94
Class C	1,000.00	1,000.00	939.41	1,015.43	9.48	9.86	1.94
Class R	1,000.00	1,000.00	942.28	1,017.95	7.05	7.32	1.44
Class Z	1,000.00	1,000.00	944.40	1,020.47	4.61	4.79	0.94

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Small Cap Growth Fund II

Summary

■  For the six-month period that ended August 31, 2008, the fund's Class A shares returned 8.70% without sales charge. That was just under the 8.92% return of the Russell 2000 Growth Index.1 The average return of the fund's peer group, the Lipper Small Cap Growth Funds Classification, was 3.06%.2 We believe the fund's strong showing relative to its peers was driven by positive stock selection in the industrials, technology and consumer discretionary sectors. Selected health care, financials and materials holdings held the fund back slightly relative to the index.

■  Among standout industrial holdings was railroad equipment and services provider Wabtec (1.5% of net assets), due to increased railway infrastructure spending in Europe. Strong sales also boosted alternative fuel-based engine and power system manufacturer Woodward Governor (1.0% of net assets), and electrical construction leader EMCOR Group (1.4% of net assets) benefited from power infrastructure upgrades in the United States. In the technology sector, the Olympics boosted ad sales at Chinese online media portal Sohu.com (0.4% of net assets). Semiconductor chip maker Atheros Communications (1.1% of net assets) rode its leadership position in the low-priced laptop market, and declines in corporate travel helped video and teleconferencing equipment maker Polycom (1.6% of net assets). Consumer discretionary standouts included Marvel Entertainment (1.0% of net assets), with hit movie "Iron Man," and Warnaco Group (0.8% of net assets), which enjoyed an Olympic-sized boost to its Speedo brand. While a weak economy helped online continuing education company, Strayer Education, we exited the position due to rising student loan concerns.

■  Health care detractors during the period included clinical drug developer, Pharmanet Development Group, which was hurt by drug cancellations. We subsequently sold the stock. Another, surgical device-maker ArthroCare (0.5% of net assets), restated financials for multiple years. Among financials, Internet-broker/dealer GFI Group lost a group of brokers to a competitor, and First Midwest Bancorp suffered on concerns about its residential construction loan portfolios. We exited both stocks.

■  Small capitalization stocks benefited from trends that disproportionately affected larger companies during the period, including a declining dollar and weakness in the financials sector. Against this backdrop, we plan to seek to identify high quality, small-cap companies that have the potential to sustain and grow their earnings by finding more efficient ways to operate and pass along rising commodity prices to customers. We also plan to look for opportunities to purchase reasonably priced commodity-related names that have been unfairly punished by investors.

1The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

+8.70%

Class A shares (without sales charge)

+8.92%

Russell 2000 Growth Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 03/31/08.

Fund Profile (continued) – Columbia Small Cap Growth Fund II

Portfolio Management

Daniele M. Donahoe has co-managed the fund since December 2005 and has been with the advisor or its predecessors or affiliate organizations since 2002.

Jon Michael Morgan has co-managed the fund since December 2005 and has been with the advisor or its predecessors or affiliate organizations since 2000.

Christian F. Pineno has co-managed the fund since October 2006 and previously from January 1997 to December 2005 and has been with the advisor or its predecessors or affiliate organizations since 1995.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater price volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Performance Information – Columbia Small Cap Growth Fund II

Performance of a $10,000 investment 09/01/98 – 08/31/08 ($)

Sales charge	without	with
Class A	23,287	21,956
Class B	21,657	21,657
Class C	21,687	21,687
Class Z	23,912	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Growth Fund II during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A		B		C		Z
Inception	12/12/95		12/12/95		09/22/97		12/12/95
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	8.70	2.50	8.26	3.26	8.38	7.38	8.90
1-year	–4.67	–10.16	–5.45	–9.46	–5.40	–6.21	–4.43
5-year	8.63	7.35	7.80	7.56	7.80	7.80	8.90
10-year	8.82	8.18	8.03	8.03	8.05	8.05	9.11

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–3.15	–8.74	–3.53	–8.36	–3.55	–4.52	–3.03
1-year	–19.66	–24.29	–20.21	–23.59	–20.29	–20.97	–19.45
5-year	6.49	5.23	5.71	5.47	5.70	5.70	6.76
10-year	7.06	6.43	6.29	6.29	6.29	6.29	7.34

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.27
Class B	2.02
Class C	2.02
Class Z	1.02

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)

Class A	11.49
Class B	10.22
Class C	10.48
Class Z	11.99

Understanding Your Expenses – Columbia Small Cap Growth Fund II

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,087.01	1,018.95	6.52	6.31	1.24
Class B	1,000.00	1,000.00	1,082.62	1,015.17	10.45	10.11	1.99
Class C	1,000.00	1,000.00	1,083.78	1,015.17	10.45	10.11	1.99
Class Z	1,000.00	1,000.00	1,088.98	1,020.21	5.21	5.04	0.99

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Convertible Securities Fund

August 31, 2008 (Unaudited)

Convertible Bonds – 69.6%
	Par ($)	Value ($)
Consumer Discretionary – 6.3%
Automobiles – 1.1%
Ford Motor Co.
4.250% 12/15/36	10,090,000	6,646,788
Automobiles Total		6,646,788
Diversified Consumer Services – 0.5%
Stewart Enterprises, Inc.
3.125% 07/15/14 (a)	3,000,000	3,168,750
Diversified Consumer Services Total		3,168,750
Hotels, Restaurants & Leisure – 1.8%
International Game Technology
2.600% 12/15/36 (a)	1,648,000	1,577,960
2.600% 12/15/36	2,002,000	1,916,915
Morgans Hotel Group Co.
2.375% 10/15/14 (a)	1,000,000	866,250
Scientific Games Corp.
(b) 0.750% 12/01/24 (a) (0.500% 06/01/10)	5,225,000	6,126,312
(b) 0.750% 12/01/24 (0.500% 06/01/10)	800,000	938,000
Hotels, Restaurants & Leisure Total		11,425,437
Media – 2.9%
Liberty Media Corp.
3.125% 03/30/23	9,607,000	10,291,499
Lions Gate Entertainment Corp.
2.938% 10/15/24 (a)	3,006,000	3,047,332
2.938% 10/15/24	1,630,000	1,652,413
Virgin Media, Inc.
6.500% 11/15/16 (a)	4,000,000	3,670,000
Media Total		18,661,244
Consumer Discretionary Total		39,902,219
Communications – 1.0%
Advertising – 1.0%
Interpublic Group of Cos., Inc.
4.250% 03/15/23	5,940,000	6,185,025
Advertising Total		6,185,025
Communications Total		6,185,025
Consumer Non-Cyclical – 1.0%
Healthcare Products – 1.0%
China Medical Technologies, Inc.
4.000% 08/15/13	6,600,000	6,426,750
Healthcare Products Total		6,426,750
Consumer Non-Cyclical Total		6,426,750

	Par ($)	Value ($)
Consumer Staples – 0.5%
Beverages – 0.5%
Molson Coors Brewing Co.
2.500% 07/30/13	2,800,000	3,153,500
Beverages Total		3,153,500
Consumer Staples Total		3,153,500
Energy – 8.6%
Energy Equipment & Services – 5.0%
Cameron International Corp.
2.500% 06/15/26	2,840,000	4,196,100
Hornbeck Offshore Services, Inc.
(b) 1.625% 11/15/26 (a) (1.375% 11/15/13)	5,000,000	5,508,500
(b) 1.625% 11/15/26 (1.375% 11/15/13)	1,180,000	1,300,006
Nabors Industries, Inc.
0.940% 05/15/11	4,870,000	5,052,625
Transocean, Inc.
1.500% 12/15/37	6,615,000	6,788,644
1.625% 12/15/37	8,770,000	9,087,912
Energy Equipment & Services Total		31,933,787
Oil, Gas & Consumable Fuels – 3.6%
Chesapeake Energy Corp.
2.250% 12/15/38	1,890,000	1,771,875
2.750% 11/15/35	7,463,000	10,448,200
Peabody Energy Corp.
4.750% 12/15/41	8,174,000	10,442,285
Oil, Gas & Consumable Fuels Total		22,662,360
Energy Total		54,596,147
Financials – 6.7%
Capital Markets – 1.3%
BlackRock, Inc.
2.625% 02/15/35	1,800,000	3,908,250
Merrill Lynch & Co., Inc.
(c) 03/13/32	4,681,000	4,515,761
Capital Markets Total		8,424,011
Insurance – 1.0%
American Equity Investment Life Insurance Co.
5.250% 12/06/24 (a)	3,488,000	3,226,400
Prudential Financial, Inc.
0.386% 12/12/36 (d)	875,000	858,200
1.146% 12/15/37 (a)(d)	2,000,000	1,922,600
Insurance Total		6,007,200

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund

August 31, 2008 (Unaudited)

Convertible Bonds (continued)
	Par ($)	Value ($)
Real Estate Investment Trusts (REITs) – 4.4%
Alexandria Real Estate Equities, Inc.
3.700% 01/15/27 (a)	4,000,000	4,090,000
Boston Properties, Inc.
3.750% 05/15/36	3,893,000	4,399,090
General Growth Properties, Inc.
3.980% 04/15/27 (a)	3,110,000	2,243,087
Host Hotels & Resorts, Inc.
2.625% 04/15/27 (a)	2,000,000	1,607,500
Prologis
2.250% 04/01/37	1,170,000	990,113
2.250% 04/01/37 (a)	4,830,000	4,087,387
Rayonier TRS Holdings, Inc.
3.750% 10/15/12 (a)	4,500,000	4,500,000
Vornado Realty Trust
3.625% 11/15/26	6,740,000	6,226,075
Real Estate Investment Trusts (REITs) Total		28,143,252
Financials Total		42,574,463
Health Care – 17.0%
Biotechnology – 5.2%
Amgen, Inc.
0.125% 02/01/11 (a)	2,982,000	2,918,632
0.375% 02/01/13 (a)	3,030,000	2,946,675
0.375% 02/01/13	3,774,000	3,670,215
Genzyme Corp.
1.250% 12/01/23	4,800,000	5,460,000
Gilead Sciences, Inc.
0.500% 05/01/11	4,810,000	6,848,237
0.625% 05/01/13	970,000	1,423,475
Invitrogen Corp.
3.250% 06/15/25	4,886,000	5,215,805
Isis Pharmaceuticals, Inc.
2.625% 02/15/27 (a)	1,000,000	1,356,250
2.625% 02/15/27	935,000	1,268,094
PDL BioPharma, Inc.
2.000% 02/15/12	1,927,000	1,719,848
Biotechnology Total		32,827,231
Health Care Equipment & Supplies – 6.7%
Advanced Medical Optics, Inc.
2.500% 07/15/24 (a)	3,250,000	2,973,750
Beckman Coulter, Inc.
2.500% 12/15/36 (a)	220,000	256,300
2.500% 12/15/36	3,835,000	4,467,775
Fisher Scientific International, Inc.
3.250% 03/01/24	8,127,000	13,074,311

	Par ($)	Value ($)
Hologic, Inc.
(b) 2.000% 12/15/37
(0.000% 12/15/13)	10,280,000	8,391,050
Integra LifeSciences Holdings Corp.
2.750% 06/01/10 (a)	3,000,000	2,883,750
Medtronic, Inc.
1.500% 04/15/11 (a)	5,975,000	6,475,406
1.500% 04/15/11	3,810,000	4,129,088
Health Care Equipment & Supplies Total		42,651,430
Health Care Providers & Services – 1.4%
Chemed Corp.
1.875% 05/15/14 (a)	2,250,000	1,797,187
Emdeon Corp.
3.125% 09/01/25	1,925,000	1,797,469
Henry Schein, Inc.
3.000% 08/15/34 (a)	3,980,000	5,387,925
Health Care Providers & Services Total		8,982,581
Health Care Technology – 0.9%
Inverness Medical Innovations, Inc.
3.000% 05/15/16 (a)	6,000,000	6,007,500
Health Care Technology Total		6,007,500
Life Sciences Tool & Services – 0.6%
Millipore Corp.
3.750% 06/01/26	3,515,000	3,677,569
Life Sciences Tool & Services Total		3,677,569
Pharmaceuticals – 2.2%
Allergan, Inc.
1.500% 04/01/26 (a)	4,180,000	4,524,850
1.500% 04/01/26	2,035,000	2,202,887
Bristol-Myers Squibb Co.
2.276% 09/15/23 (d)	3,500,000	3,496,500
Teva Pharmaceutical Finance Co., BV
1.750% 02/01/26	1,935,000	2,196,225
Watson Pharmaceuticals, Inc.
1.750% 03/15/23	1,700,000	1,644,750
Pharmaceuticals Total		14,065,212
Health Care Total		108,211,523
Industrials – 9.4%
Aerospace & Defense – 3.0%
DRS Technologies, Inc.
2.000% 02/01/26 (a)	4,450,000	6,079,813
L-3 Communications Corp.
3.000% 08/01/35	10,926,000	12,879,022
Aerospace & Defense Total		18,958,835

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund

August 31, 2008 (Unaudited)

Convertible Bonds (continued)
	Par ($)	Value ($)
Commercial Services & Supplies – 1.9%
Covanta Holding Corp.
1.000% 02/01/27	6,990,000	7,636,575
Waste Connections, Inc.
3.750% 04/01/26	3,823,000	4,558,928
Commercial Services & Supplies Total		12,195,503
Electrical Equipment – 2.5%
General Cable Corp.
1.000% 10/15/12 (a)	7,500,000	6,562,500
Roper Industries, Inc.
(b) 1.481% 01/15/34 (0.000% 01/15/09)	8,025,000	5,898,375
Suntech Power Holdings Co. Ltd.
0.250% 02/15/12	2,820,000	3,243,000
Electrical Equipment Total		15,703,875
Machinery – 1.5%
Barnes Group, Inc.
3.750% 08/01/25	1,657,000	2,147,886
Trinity Industries, Inc.
3.875% 06/01/36	7,714,000	7,463,295
Machinery Total		9,611,181
Trading Companies & Distributors – 0.5%
WESCO International, Inc.
2.625% 10/15/25	2,900,000	3,190,000
Trading Companies & Distributors Total		3,190,000
Industrials Total		59,659,394
Information Technology – 17.6%
Communications Equipment – 0.3%
Arris Group, Inc.
2.000% 11/15/26	2,435,000	2,111,486
Communications Equipment Total		2,111,486
Computers & Peripherals – 2.4%
EMC Corp.
1.750% 12/01/11 (a)	3,500,000	4,060,000
1.750% 12/01/11	9,690,000	11,240,400
Computers & Peripherals Total		15,300,400
Electronic Equipment & Instruments – 1.3%
Avnet, Inc.
2.000% 03/15/34	3,768,000	3,984,660
L-1 Identity Solutions, Inc.
3.750% 05/15/27 (a)	5,000,000	4,531,250
Electronic Equipment & Instruments Total		8,515,910

	Par ($)	Value ($)
Internet Software & Services – 0.4%
Equinix, Inc.
2.500% 04/15/12	2,550,000	2,460,750
Internet Software & Services Total		2,460,750
IT Services – 1.8%
CSG Systems International, Inc.
2.500% 06/15/24 (a)	4,000,000	3,715,000
DST Systems, Inc.
4.125% 08/15/23 (a)	3,930,000	5,285,850
VeriFone Holdings, Inc.
2.125% 06/15/12 (a)	3,000,000	2,373,750
IT Services Total		11,374,600
Semiconductors & Semiconductor Equipment – 6.3%
Amkor Technology, Inc.
2.500% 05/15/11	967,000	849,751
ASM International NV
4.250% 12/06/11 (a)	1,147,000	1,417,979
4.250% 12/06/11	738,000	912,353
Cypress Semiconductor Corp.
1.000% 09/15/09 (a)	2,000,000	2,807,500
1.000% 09/15/09	1,800,000	2,526,750
Intel Corp.
2.950% 12/15/35 (a)	6,125,000	6,017,812
2.950% 12/15/35	4,743,000	4,659,997
Linear Technology Corp.
3.000% 05/01/27 (a)	2,500,000	2,321,875
3.125% 05/01/27 (a)	565,000	552,288
3.125% 05/01/27	2,745,000	2,683,237
ON Semiconductor Corp.
2.625% 12/15/26	7,775,000	8,756,594
Xilinx, Inc.
3.125% 03/15/37	6,810,000	6,418,425
Semiconductors & Semiconductor Equipment Total		39,924,561
Software – 5.1%
Amdocs Ltd.
0.500% 03/15/24	2,950,000	2,905,750
Cadence Design Systems, Inc.
1.375% 12/15/11	8,758,000	7,093,980
Lawson Software, Inc.
2.500% 04/15/12 (a)	5,000,000	4,818,750
Sybase, Inc.
1.750% 02/22/25 (a)	8,700,000	12,430,125
Symantec Corp.
0.750% 06/15/11 (a)	4,000,000	5,030,000
Software Total		32,278,605
Information Technology Total		111,966,312

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund

August 31, 2008 (Unaudited)

Convertible Bonds (continued)
	Par ($)	Value ($)
Telecommunication Services – 0.8%
Wireless Telecommunication Services – 0.8%
NII Holdings, Inc.
2.750% 08/15/25	1,875,000	2,289,844
SBA Communications Corp.
1.875% 05/01/13 (a)	3,000,000	3,012,660
Wireless Telecommunication Services Total		5,302,504
Telecommunication Services Total		5,302,504
Utilities – 0.7%
Multi-Utilities – 0.7%
CMS Energy Corp.
2.875% 12/01/24	3,940,000	4,348,775
Multi-Utilities Total		4,348,775
Utilities Total		4,348,775
Total Convertible Bonds (Cost of $433,048,191)		442,326,612
Convertible Preferred Stocks – 18.5%
	Shares
Consumer Non-Cyclical – 0.5%
Agriculture – 0.5%
Bunge Ltd., 5.125%	3,820	3,249,051
Agriculture Total		3,249,051
Consumer Non-Cyclical Total		3,249,051
Energy – 1.0%
Oil, Gas & Consumable Fuels – 1.0%
El Paso Corp., 4.990% (a)	4,660	6,343,425
Oil, Gas & Consumable Fuels Total		6,343,425
Energy Total		6,343,425
Financials – 11.3%
Banks – 1.1%
Credit Suisse/New York, 8.000%	326,037	6,758,747
Banks Total		6,758,747
Capital Markets – 0.7%
Morgan Stanley, 6.050% (a)	25,556	4,287,019
Capital Markets Total		4,287,019
Consumer Finance – 0.3%
SLM Corp., 7.250%	1,860	1,576,117
Consumer Finance Total		1,576,117

	Shares	Value ($)
Diversified Financial Services – 3.5%
CIT Group, Inc., Series C, 8.750%	24,000	1,272,000
Citigroup, Inc., 6.500%	226,950	9,673,744
Goldman Sachs Group, Inc.	50,000	4,863,000
Goldman Sachs Group, Inc., 30.000% (a)	70,000	6,546,190
Diversified Financial Services Total		22,354,934
Insurance – 2.5%
Alleghany Corp., 5.750%	23,025	6,800,659
Metlife, Inc., 6.375%	363,070	4,883,292
XL Capital Ltd., 10.750%	143,000	4,503,070
Insurance Total		16,187,021
Real Estate Investment Trusts (REITs) – 3.2%
Alexandria Real Estate Equities, Inc., Series D, 7.000%	136,000	4,097,000
Digital Realty Trust, LP, 5.500%	261,500	7,706,091
Entertainment Properties Trust, 5.750% (e)	147,000	3,232,354
FelCor Lodging Trust, Inc., 7.800%	162,100	2,542,944
Simon Property Group, Inc., 6.000%	39,900	3,037,387
Real Estate Investment Trusts (REITs) Total		20,615,776
Financials Total		71,779,614
Health Care – 1.2%
Pharmaceuticals – 1.2%
Mylan, Inc., 6.500%	3,650	3,289,088
Schering-Plough Corp., 6.000%	24,350	4,497,932
Pharmaceuticals Total		7,787,020
Health Care Total		7,787,020
Industrials – 1.0%
Electrical Equipment – 0.1%
Medis Technologies Ltd., 7.250% (a)	150	379,263
Electrical Equipment Total		379,263
Road & Rail – 0.9%
Kansas City Southern, 5.125%	3,191	5,803,631
Road & Rail Total		5,803,631
Industrials Total		6,182,894

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund

August 31, 2008 (Unaudited)

Convertible Preferred Stocks (continued)
	Shares	Value ($)
Materials – 1.6%
Metals & Mining – 1.6%
Freeport-McMoRan Copper & Gold, Inc., 6.750%	60,300	7,816,388
Vale Capital Ltd., 5.500%	49,600	2,515,216
Metals & Mining Total		10,331,604
Materials Total		10,331,604
Telecommunication Services – 1.2%
Wireless Telecommunication Services – 1.2%
Crown Castle International Corp., 6.250%	137,185	7,510,879
Wireless Telecommunication Services Total		7,510,879
Telecommunication Services Total		7,510,879
Utilities – 0.7%
Electric Utilities – 0.7%
Entergy Corp., 7.625%	76,880	4,681,992
Electric Utilities Total		4,681,992
Utilities Total		4,681,992
Total Convertible Preferred Stocks (Cost of $120,268,940)		117,866,479
Common Stocks – 4.9%
Energy – 2.4%
Energy Equipment & Services – 0.5%
Halliburton Co.	75,000	3,295,500
Energy Equipment & Services Total		3,295,500
Oil, Gas & Consumable Fuels – 1.9%
Chevron Corp.	70,000	6,042,400
CONSOL Energy, Inc. (f)	89,000	6,026,190
Oil, Gas & Consumable Fuels Total		12,068,590
Energy Total		15,364,090
Financials – 1.1%
Commercial Banks – 0.5%
Wells Fargo & Co.	120,000	3,632,400
Commercial Banks Total		3,632,400
Insurance – 0.4%
MetLife, Inc.	44,385	2,405,667
Insurance Total		2,405,667

	Shares	Value ($)
Real Estate Investment Trusts (REITs) – 0.2%
General Growth Properties, Inc.	50,000	1,296,500
Real Estate Investment Trusts (REITs) Total		1,296,500
Financials Total		7,334,567
Health Care – 0.6%
Health Care Equipment & Supplies – 0.2%
Hologic, Inc. (e)	50,000	1,061,000
Health Care Equipment & Supplies Total		1,061,000
Pharmaceuticals – 0.4%
Barr Pharmaceuticals, Inc. (e)	40,000	2,701,600
Pharmaceuticals Total		2,701,600
Health Care Total		3,762,600
Telecommunication Services – 0.5%
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	100,000	3,199,000
Diversified Telecommunication Services Total		3,199,000
Telecommunication Services Total		3,199,000
Utilities – 0.3%
Multi-Utilities – 0.3%
CenterPoint Energy, Inc.	109,527	1,739,289
Multi-Utilities Total		1,739,289
Utilities Total		1,739,289
Total Common Stocks (Cost of $31,459,310)		31,399,546
Purchased Call Option – 0.0%
Select Sector Spider Trust September Call Strike Price: $27.00 Expire: 09/20/08	150,000	3,000
Total Purchased Call Option (Cost of $237,500)		3,000

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund

August 31, 2008 (Unaudited)

Short-Term Obligation – 5.5%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due 09/02/08 at 2.000%, collateralized by U.S. Government Agency Obligations with various maturities to 05/15/12, market value $35,872,188 (repurchase proceeds $35,173,815)	35,166,000	35,166,000
Total Short-Term Obligation (Cost of $35,166,000)		35,166,000
Total Investments – 98.5% (Cost of $620,179,941) (g)		626,761,637
Other Assets & Liabilities, Net – 1.5%		9,256,931
Net Assets – 100.0%		$636,018,568

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities, which are not illiquid, amounted to $171,743,352, which represents 27.0% of net assets.

(b)  Step bond. Shown parenthetically is the next coupon rate to be paid.

(c)  Zero coupon bond.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2008.

(e)  Non-income producing security.

(f)  All or a portion of this security is pledged as collateral for open written option contracts.

(g)  Cost for federal income tax purposes is $620,179,941.

At August 31, 2008 the Fund had written the following call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
CONSOL Energy, Inc.	$70	800	09/20/08	$341,598	$256,000
Total written call options (proceeds $341,598)

For the six months ended August 31, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 29, 2008	–	$–
Options written	1,760	1,359,138
Options terminated in closing purchase transactions	(910)	(870,426)
Options exercised	(50)	(147,114)
Options outstanding at August 31, 2008	800	$341,598

At August 31, 2008, the asset allocation of the Fund was as follows:

Asset Allocation	% of Net Assets
Convertible Bonds	69.6
Convertible Preferred Stocks	18.5
Common Stocks	4.9
	93.0
Purchased Call Option	0.0	*
Short-Term Obligation	5.5
Other Assets & Liabilities, Net	1.5
	100.0

*  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Large Cap Value Fund

August 31, 2008 (Unaudited)

Common Stocks – 98.2%
	Shares	Value ($)
Consumer Discretionary – 8.6%
Hotels, Restaurants & Leisure – 2.5%
Carnival Corp.	1,231,700	45,646,802
McDonald's Corp.	581,619	36,060,378
Hotels, Restaurants & Leisure Total		81,707,180
Multiline Retail – 2.8%
Kohl's Corp. (a)	1,162,400	57,155,208
Macy's, Inc.	1,527,700	31,806,714
Multiline Retail Total		88,961,922
Specialty Retail – 1.8%
Lowe's Companies, Inc.	2,322,000	57,214,080
Specialty Retail Total		57,214,080
Textiles, Apparel & Luxury Goods – 1.5%
V.F. Corp.	620,400	49,166,700
Textiles, Apparel & Luxury Goods Total		49,166,700
Consumer Discretionary Total		277,049,882
Consumer Staples – 11.7%
Beverages – 1.7%
Anheuser-Busch Companies, Inc.	262,200	17,792,892
Diageo PLC, ADR	474,198	35,280,331
Beverages Total		53,073,223
Food & Staples Retailing – 1.7%
Sysco Corp.	963,800	30,677,754
Wal-Mart Stores, Inc.	421,200	24,880,284
Food & Staples Retailing Total		55,558,038
Food Products – 2.3%
ConAgra Foods, Inc.	2,046,100	43,520,547
Smithfield Foods, Inc. (a)(b)	691,527	13,906,608
Tyson Foods, Inc., Class A	1,081,900	15,709,188
Food Products Total		73,136,343
Household Products – 1.6%
Procter & Gamble Co.	748,100	52,194,937
Household Products Total		52,194,937
Personal Products – 1.7%
Avon Products, Inc.	1,300,697	55,708,853
Personal Products Total		55,708,853
Tobacco – 2.7%
Lorillard, Inc.	650,100	46,963,224
Philip Morris International, Inc.	735,677	39,505,855
Tobacco Total		86,469,079
Consumer Staples Total		376,140,473

	Shares	Value ($)
Energy – 14.0%
Energy Equipment & Services – 1.4%
Halliburton Co.	678,798	29,826,384
Smith International, Inc.	201,100	14,016,670
Energy Equipment & Services Total		43,843,054
Oil, Gas & Consumable Fuels – 12.6%
Chevron Corp.	603,600	52,102,752
ConocoPhillips	932,180	76,914,172
El Paso Corp.	1,241,200	20,802,512
Exxon Mobil Corp.	1,842,428	147,412,664
Hess Corp.	358,600	37,549,006
Newfield Exploration Co. (a)	315,200	14,253,344
Occidental Petroleum Corp.	417,700	33,148,672
Valero Energy Corp.	716,100	24,891,636
Oil, Gas & Consumable Fuels Total		407,074,758
Energy Total		450,917,812
Financials – 28.1%
Capital Markets – 3.9%
Goldman Sachs Group, Inc.	215,600	35,351,932
Merrill Lynch & Co., Inc.	777,100	22,030,785
Morgan Stanley	625,200	25,526,916
State Street Corp.	605,300	40,960,651
Capital Markets Total		123,870,284
Commercial Banks – 9.0%
PNC Financial Services Group, Inc.	681,279	49,018,024
SunTrust Banks, Inc.	776,600	32,531,774
U.S. Bancorp	2,864,982	91,278,327
Wachovia Corp. (b)	1,242,932	19,750,189
Wells Fargo & Co.	3,222,214	97,536,418
Commercial Banks Total		290,114,732
Diversified Financial Services – 5.7%
Citigroup, Inc.	2,873,210	54,562,258
JPMorgan Chase & Co.	3,385,510	130,308,280
Diversified Financial Services Total		184,870,538
Insurance – 6.7%
ACE Ltd.	1,370,200	72,086,222
Hartford Financial Services Group, Inc.	469,460	29,613,536
Loews Corp.	999,600	43,412,628
Marsh & McLennan Companies, Inc.	1,103,900	35,247,527
Prudential Financial, Inc.	488,500	36,007,335
Insurance Total		216,367,248

See Accompanying Notes to Financial Statements.

Columbia Large Cap Value Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Real Estate Investment Trusts (REITs) – 2.8%
General Growth Properties, Inc. (b)	733,400	19,017,062
Plum Creek Timber Co., Inc. (b)	810,900	40,236,858
Rayonier, Inc.	715,100	32,172,349
Real Estate Investment Trusts (REITs) Total		91,426,269
Financials Total		906,649,071
Health Care – 9.1%
Biotechnology – 2.1%
Amgen, Inc. (a)	1,083,200	68,079,120
Biotechnology Total		68,079,120
Health Care Providers & Services – 2.0%
CIGNA Corp.	706,758	29,599,025
Medco Health Solutions, Inc. (a)	752,000	35,231,200
Health Care Providers & Services Total		64,830,225
Life Sciences Tools & Services – 1.3%
Thermo Fisher Scientific, Inc. (a)	679,700	41,162,632
Life Sciences Tools & Services Total		41,162,632
Pharmaceuticals – 3.7%
Johnson & Johnson	1,298,100	91,425,183
Merck & Co., Inc.	745,900	26,606,253
Pharmaceuticals Total		118,031,436
Health Care Total		292,103,413
Industrials – 7.6%
Aerospace & Defense – 3.9%
Goodrich Corp.	437,100	22,401,375
L-3 Communications Holdings, Inc.	413,900	43,020,766
United Technologies Corp.	939,980	61,653,288
Aerospace & Defense Total		127,075,429
Construction & Engineering – 0.5%
KBR, Inc.	613,500	15,061,425
Construction & Engineering Total		15,061,425
Industrial Conglomerates – 2.4%
General Electric Co.	2,418,616	67,963,110
McDermott International, Inc. (a)	285,911	9,929,689
Industrial Conglomerates Total		77,892,799
Machinery – 0.8%
Eaton Corp.	350,200	25,627,636
Machinery Total		25,627,636
Industrials Total		245,657,289

	Shares	Value ($)
Information Technology – 5.6%
Computers & Peripherals – 3.2%
EMC Corp. (a)	2,395,100	36,597,128
Hewlett-Packard Co.	1,455,880	68,309,890
Computers & Peripherals Total		104,907,018
IT Services – 0.3%
Visa, Inc., Class A	116,247	8,823,147
IT Services Total		8,823,147
Semiconductors & Semiconductor Equipment – 1.6%
Intel Corp.	1,237,000	28,290,190
Intersil Corp., Class A	968,600	22,694,298
Semiconductors & Semiconductor Equipment Total		50,984,488
Software – 0.5%
BMC Software, Inc. (a)	458,600	14,932,016
Software Total		14,932,016
Information Technology Total		179,646,669
Materials – 4.0%
Chemicals – 0.9%
E.I. Du Pont de Nemours & Co.	659,500	29,308,180
Chemicals Total		29,308,180
Metals & Mining – 2.3%
Alcoa, Inc.	823,900	26,471,907
Allegheny Technologies, Inc. (b)	119,200	5,840,800
Freeport-McMoRan Copper & Gold, Inc.	278,400	24,866,688
Nucor Corp.	333,200	17,493,000
Metals & Mining Total		74,672,395
Paper & Forest Products – 0.8%
Weyerhaeuser Co.	441,900	24,521,031
Paper & Forest Products Total		24,521,031
Materials Total		128,501,606
Telecommunication Services – 4.4%
Diversified Telecommunication Services – 4.4%
AT&T, Inc.	3,300,651	105,587,826
Verizon Communications, Inc.	999,102	35,088,462
Diversified Telecommunication Services Total		140,676,288
Telecommunication Services Total		140,676,288
Utilities – 5.1%
Electric Utilities – 3.2%
Exelon Corp.	495,500	37,638,180
FPL Group, Inc.	645,200	38,750,712
PPL Corp.	638,700	27,955,899
Electric Utilities Total		104,344,791

See Accompanying Notes to Financial Statements.

Columbia Large Cap Value Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Multi-Utilities – 1.9%
PG&E Corp.	642,643	26,560,435
Public Service Enterprise Group, Inc.	842,690	34,356,471
Multi-Utilities Total		60,916,906
Utilities Total		165,261,697
Total Common Stocks (Cost of $2,980,091,475)		3,162,604,200
Convertible Preferred Stocks – 0.5%
Health Care – 0.5%
Pharmaceuticals – 0.5%
Schering-Plough Corp., 6.000%	79,800	14,740,656
Pharmaceuticals Total		14,740,656
Health Care Total		14,740,656
Total Convertible Preferred Stocks (Cost of $21,162,162)		14,740,656
Securities Lending Collateral – 1.0%
State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 2.626%)	32,653,001	32,653,001
Total Securities Lending Collateral (Cost of $32,653,001)		32,653,001
	Par ($)
Short-Term Obligation – 1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due 09/02/08 at 2.000%, collateralized by a U.S. Government Agency Obligation maturing 05/06/10, market value $37,393,845 (repurchase proceeds $36,664,146)	36,656,000	36,656,000
Total Short-Term Obligation (Cost of $36,656,000)		36,656,000
Total Investments – 100.8% (Cost of $3,070,562,638) (d)		3,246,653,857
Obligation to Return Collateral for Securities Loaned – (1.0)%		(32,653,001)
Other Assets & Liabilities, Net – 0.2%		5,179,002
Net Assets – 100.0%		$3,219,179,858

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at August 31, 2008. The total market value of securities on loan at August 31, 2008 is $31,153,430.

(c)  Investment made with cash collateral received from securities lending activity.

(d)  Cost for federal income tax purposes is $3,070,562,638.

For the six months ended August 31, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 29, 2008	-	$-
Options written	5,144	1,040,195
Options terminated in closing purchase transactions	(3,782)	(690,163)
Options expired	(1,362)	(350,032)
Options outstanding at August 31, 2008	-	$-

At August 31, 2008, the Fund held investments in the following sectors:

% of
Sector	Net Assets
Financials	28.1
Energy	14.0
Consumer Staples	11.7
Health Care	9.6
Consumer Discretionary	8.6
Industrials	7.6
Information Technology	5.6
Utilities	5.1
Telecommunication Services	4.4
Materials	4.0
98.7
Securities Lending Collateral	1.0
Short-Term Obligation	1.1
Obligation to Return Collateral for Securities Loaned	(1.0)
Other Assets & Liabilities, Net	0.2
100.0
Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Mid Cap Value Fund

August 31, 2008 (Unaudited)

Common Stocks – 97.8%
	Shares	Value ($)
Consumer Discretionary – 10.7%
Auto Components – 3.0%
BorgWarner, Inc.	1,460,300	60,383,405
Gentex Corp.	1,643,400	26,179,362
Johnson Controls, Inc.	2,016,700	62,356,364
Auto Components Total		148,919,131
Automobiles – 0.4%
Ford Motor Co. (a)	4,134,925	18,441,766
Automobiles Total		18,441,766
Hotels, Restaurants & Leisure – 2.2%
Royal Caribbean Cruises Ltd.	2,333,300	63,419,094
Starwood Hotels & Resorts Worldwide, Inc.	1,287,700	46,679,125
Hotels, Restaurants & Leisure Total		110,098,219
Leisure Equipment & Products – 0.9%
Hasbro, Inc.	1,212,500	45,347,500
Leisure Equipment & Products Total		45,347,500
Multiline Retail – 2.8%
Macy's, Inc.	3,673,710	76,486,642
Saks, Inc. (a)	5,257,000	59,929,800
Multiline Retail Total		136,416,442
Textiles, Apparel & Luxury Goods – 1.4%
Polo Ralph Lauren Corp.	874,600	66,364,648
Textiles, Apparel & Luxury Goods Total		66,364,648
Total Consumer Discretionary		525,587,706
Consumer Staples – 9.3%
Beverages – 1.5%
Fomento Economico Mexicano SAB de CV, ADR	828,000	36,779,760
Pepsi Bottling Group, Inc.	1,277,200	37,779,576
Beverages Total		74,559,336
Food & Staples Retailing – 1.5%
BJ's Wholesale Club, Inc. (a)	978,600	37,216,158
Kroger Co.	1,285,000	35,491,700
Food & Staples Retailing Total		72,707,858
Food Products – 4.1%
ConAgra Foods, Inc.	2,536,700	53,955,609
Dean Foods Co. (a)	2,955,700	74,394,969
Hershey Co.	655,100	23,642,559
Smithfield Foods, Inc. (a)	858,200	17,258,402
Tyson Foods, Inc., Class A	2,172,300	31,541,796
Food Products Total		200,793,335
Household Products – 0.5%
Clorox Co.	440,900	26,057,190
Household Products Total		26,057,190

	Shares	Value ($)
Personal Products – 1.7%
Avon Products, Inc.	1,255,700	53,781,631
Estee Lauder Companies, Inc., Class A	543,500	27,049,995
Personal Products Total		80,831,626
Consumer Staples Total		454,949,345
Energy – 6.3%
Energy Equipment & Services – 2.0%
Complete Production Services, Inc. (a)	993,800	29,366,790
National-Oilwell Varco, Inc. (a)	308,416	22,739,512
Rowan Companies, Inc.	563,500	20,815,690
Tidewater, Inc.	435,900	26,446,053
Energy Equipment & Services Total		99,368,045
Oil, Gas & Consumable Fuels – 4.3%
El Paso Corp.	3,170,800	53,142,608
Forest Oil Corp. (a)	617,600	35,153,792
Hess Corp.	292,500	30,627,675
Newfield Exploration Co. (a)	674,100	30,482,802
Peabody Energy Corp.	387,100	24,367,945
Williams Companies, Inc.	1,227,100	37,905,119
Oil, Gas & Consumable Fuels Total		211,679,941
Energy Total		311,047,986
Financials – 31.2%
Capital Markets – 3.2%
Ameriprise Financial, Inc.	1,898,500	85,337,575
Lazard Ltd., Class A	1,752,200	74,275,758
Capital Markets Total		159,613,333
Commercial Banks – 10.4%
Bank of Hawaii Corp.	1,354,000	71,599,520
City National Corp.	1,020,500	50,504,545
Comerica, Inc.	2,014,100	56,576,069
Cullen/Frost Bankers, Inc.	1,254,550	69,853,344
KeyCorp	1,967,900	23,634,479
Marshall & Ilsley Corp.	4,954,598	76,300,809
SVB Financial Group (a)	948,400	53,157,820
TCF Financial Corp.	4,782,800	75,329,100
Zions Bancorporation	1,251,550	33,591,602
Commercial Banks Total		510,547,288
Insurance – 7.7%
ACE Ltd.	1,555,500	81,834,855
Assurant, Inc.	793,300	46,352,519
Loews Corp.	1,102,100	47,864,203
Marsh & McLennan Companies, Inc.	3,180,700	101,559,751

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Value Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Platinum Underwriters Holdings Ltd.	1,371,600	49,583,340
Reinsurance Group of America, Inc. (b)	1,035,400	49,864,864
Insurance Total		377,059,532
Real Estate Investment Trusts (REITs) – 9.9%
Alexandria Real Estate Equities, Inc.	717,200	77,249,612
Boston Properties, Inc.	640,900	65,673,023
Equity Residential Property Trust	1,632,500	68,891,500
General Growth Properties, Inc.	2,236,000	57,979,480
Plum Creek Timber Co., Inc.	1,900,200	94,287,924
ProLogis	1,190,000	51,241,400
Rayonier, Inc.	1,624,300	73,077,257
Real Estate Investment Trusts (REITs) Total		488,400,196
Financials Total		1,535,620,349
Health Care – 5.1%
Health Care Equipment & Supplies – 2.1%
Beckman Coulter, Inc.	561,600	41,457,312
Cooper Companies, Inc.	462,800	17,044,924
Hospira, Inc. (a)	1,139,100	45,974,076
Health Care Equipment & Supplies Total		104,476,312
Health Care Providers & Services – 2.3%
CIGNA Corp.	938,300	39,296,004
Community Health Systems, Inc. (a)	1,082,200	37,346,722
Universal Health Services, Inc., Class B	532,200	32,879,316
Health Care Providers & Services Total		109,522,042
Life Sciences Tools & Services – 0.7%
Varian, Inc. (a)	687,300	34,165,683
Life Sciences Tools & Services Total		34,165,683
Health Care Total		248,164,037
Industrials – 10.1%
Aerospace & Defense – 2.1%
AerCap Holdings NV (a)	1,915,200	26,563,824
L-3 Communications Holdings, Inc.	378,600	39,351,684
Spirit Aerosystems Holdings, Inc., Class A (a)	1,594,123	36,346,004
Aerospace & Defense Total		102,261,512

	Shares	Value ($)
Construction & Engineering – 0.7%
Jacobs Engineering Group, Inc. (a)	443,500	32,739,170
Construction & Engineering Total		32,739,170
Electrical Equipment – 0.9%
Cooper Industries Ltd., Class A	929,500	44,281,380
Electrical Equipment Total		44,281,380
Industrial Conglomerates – 2.3%
McDermott International, Inc. (a)	468,290	16,263,712
Teleflex, Inc.	697,600	45,044,032
Textron, Inc.	1,239,400	50,939,340
Industrial Conglomerates Total		112,247,084
Machinery – 2.7%
Barnes Group, Inc.	962,106	23,205,997
Harsco Corp.	448,500	23,609,040
Kennametal, Inc.	1,078,600	37,999,078
Parker Hannifin Corp.	745,900	47,789,813
Machinery Total		132,603,928
Marine – 0.8%
Alexander & Baldwin, Inc.	904,700	40,467,231
Marine Total		40,467,231
Road & Rail – 0.6%
Canadian Pacific Railway Ltd.	537,600	32,659,200
Road & Rail Total		32,659,200
Industrials Total		497,259,505
Information Technology – 6.9%
Computers & Peripherals – 2.3%
Diebold, Inc.	958,900	38,020,385
NCR Corp. (a)	2,785,700	73,709,622
Seagate Technology, Inc., Escrow Shares (c)	105,800	1,058
Computers & Peripherals Total		111,731,065
Electronic Equipment & Instruments – 1.8%
Agilent Technologies, Inc. (a)	394,800	13,723,248
Arrow Electronics, Inc. (a)	1,471,100	48,825,809
Mettler-Toledo International, Inc. (a)	266,100	27,993,720
Total Electronic Equipment & Instruments		90,542,777
Semiconductors & Semiconductor Equipment – 0.9%
Intersil Corp., Class A	891,200	20,880,816
KLA-Tencor Corp.	393,200	14,571,992
Verigy Ltd. (a)	521,969	9,640,767
Total Semiconductors & Semiconductor Equipment		45,093,575

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Value Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Software – 1.9%
Activision Blizzard, Inc. (a)	795,733	26,115,957
Citrix Systems, Inc. (a)	465,400	14,087,658
Electronic Arts, Inc. (a)	771,200	37,642,272
Synopsys, Inc. (a)	759,000	16,341,270
Software Total		94,187,157
Information Technology Total		341,554,574
Materials – 7.0%
Chemicals – 2.6%
Air Products & Chemicals, Inc.	486,200	44,657,470
Albemarle Corp.	849,400	33,755,156
PPG Industries, Inc.	803,400	50,501,724
Chemicals Total		128,914,350
Containers & Packaging – 1.9%
Crown Holdings, Inc. (a)	1,365,300	37,873,422
Packaging Corp. of America	2,063,900	53,145,425
Containers & Packaging Total		91,018,847
Metals & Mining – 0.7%
Allegheny Technologies, Inc.	488,100	23,916,900
Titanium Metals Corp.	530,119	7,639,015
Metals & Mining Total		31,555,915
Paper & Forest Products – 1.8%
Weyerhaeuser Co.	1,629,900	90,443,151
Paper & Forest Products Total		90,443,151
Materials Total		341,932,263
Utilities – 11.2%
Electric Utilities – 5.0%
American Electric Power Co., Inc.	1,836,700	71,704,768
Edison International	1,440,900	66,166,128
Entergy Corp.	334,600	34,594,294
FPL Group, Inc.	572,500	34,384,350
PPL Corp.	902,700	39,511,179
Electric Utilities Total		246,360,719
Gas Utilities – 0.9%
AGL Resources, Inc.	1,334,300	44,111,958
Gas Utilities Total		44,111,958
Independent Power Producers & Energy Traders – 0.5%
Reliant Energy, Inc. (a)	1,334,200	22,721,426
Total Independent Power Producers & Energy Traders		22,721,426
Multi-Utilities – 4.8%
PG&E Corp.	1,772,900	73,273,957
Public Service Enterprise Group, Inc.	803,100	32,742,387

	Shares	Value ($)
Sempra Energy	1,280,300	74,154,976
Wisconsin Energy Corp.	1,250,300	58,476,531
Multi-Utilities Total		238,647,851
Utilities Total		551,841,954
Total Common Stocks (Cost of $4,647,051,537)		4,807,957,719
Convertible Bond – 0.1%
	Par ($)
Consumer Discretionary – 0.1%
Automobiles – 0.1%
Ford Motor Co.
4.250% 12/15/36	10,447,000	6,881,961
Automobiles Total		6,881,961
Consumer Discretionary Total		6,881,961
Total Convertible Bond (Cost of $10,761,690)		6,881,961
	Shares
Securities Lending Collateral – 0.9%
State Street Navigator Securities Lending Prime Portfolio (d) (7 day yield of 2.626%)	43,875,000	43,875,000
Total Securities Lending Collateral (Cost of $43,875,000)		43,875,000
	Par ($)
Short-Term Obligation – 2.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due 09/02/08 at 2.000%, collateralized by U.S. Government Agency Obligations with various maturities to 05/06/10, market value $108,588,512 (repurchase proceeds $106,481,657)	106,458,000	106,458,000
Total Short-Term Obligation (Cost of $106,458,000)		106,458,000
Total Investments – 101.0% (Cost of $4,808,146,227) (e)		4,965,172,680
Obligation to Return Collateral for Securities Loaned – (0.9)%		(43,875,000)
Other Assets & Liabilities, Net – (0.1)%		(3,044,367)
Net Assets – 100.0%		$4,918,253,313

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Value Fund

August 31, 2008 (Unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at August 31, 2008. The total market value of securities on loan at August 31, 2008 is $43,344,000.

(c)  Represents fair value as determined in good faith under procedures approved by the board of trustees.

(d)  Investment made with cash collateral received from securities lending activity.

(e)  Cost for federal income tax purposes is $4,808,146,227.

For the six months ended August 31, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 29, 2008	-	$-
Options written	6,046	5,444,600
Options expired	(6,046)	(5,444,600)
Options outstanding at August 31, 2008 -	$	-

At August 31, 2008, the Fund held investments in the following sectors:

% of
Sector	Net Assets
Financials	31.2
Utilities	11.2
Consumer Discretionary	10.8
Industrials	10.1
Consumer Staples	9.3
Materials	7.0
Information Technology	6.9
Energy	6.3
Health Care	5.1
97.9
Securities Lending Collateral	0.9
Short-Term Obligation	2.2
Obligation to Return Collateral for Securities Loaned	(0.9)
Other Assets & Liabilities, Net	(0.1)
100.0
Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Small Cap Value Fund II

August 31, 2008 (Unaudited)

Common Stocks – 96.4%
	Shares	Value ($)
Consumer Discretionary – 9.4%
Auto Components – 0.6%
Tenneco Automotive, Inc. (a)	650,000	9,496,500
Auto Components Total		9,496,500
Diversified Consumer Services – 1.1%
Stewart Enterprises, Inc., Class A	1,700,000	15,912,000
Diversified Consumer Services Total		15,912,000
Hotels, Restaurants & Leisure – 1.5%
Bally Technologies, Inc. (a)	200,000	6,846,000
Papa John's International, Inc. (a)	520,000	14,518,400
Hotels, Restaurants & Leisure Total		21,364,400
Household Durables – 1.7%
Helen of Troy Ltd. (a)	639,200	15,372,760
Tupperware Brands Corp.	280,000	10,001,600
Household Durables Total		25,374,360
Leisure Equipment & Products – 0.7%
Callaway Golf Co.	800,000	10,864,000
Leisure Equipment & Products Total		10,864,000
Media – 0.8%
World Wrestling Entertainment, Inc.	701,109	11,407,043
Media Total		11,407,043
Specialty Retail – 2.1%
Brown Shoe Co., Inc.	785,000	11,932,000
HOT Topic, Inc. (a)	874,000	5,427,540
Pier 1 Imports, Inc. (a)	2,100,000	9,282,000
Sonic Automotive, Inc., Class A	380,000	4,088,800
Specialty Retail Total		30,730,340
Textiles, Apparel & Luxury Goods – 0.9%
Warnaco Group, Inc. (a)	250,000	12,892,500
Textiles, Apparel & Luxury Goods Total		12,892,500
Consumer Discretionary Total		138,041,143
Consumer Staples – 4.2%
Food & Staples Retailing – 1.3%
Great Atlantic & Pacific Tea Co., Inc. (a)	760,000	12,403,200
Winn-Dixie Stores, Inc. (a)	465,000	6,565,800
Food & Staples Retailing Total		18,969,000
Food Products – 0.5%
Sanderson Farms, Inc.	204,000	6,999,240
Food Products Total		6,999,240

	Shares	Value ($)
Personal Products – 1.5%
Inter Parfums, Inc.	780,000	11,068,200
Nu Skin Enterprises, Inc., Class A	640,000	10,720,000
Personal Products Total		21,788,200
Tobacco – 0.9%
Universal Corp.	264,300	13,722,456
Tobacco Total		13,722,456
Consumer Staples Total		61,478,896
Energy – 4.3%
Energy Equipment & Services – 1.6%
Complete Production Services, Inc. (a)	275,000	8,126,250
Hercules Offshore, Inc. (a)	280,000	6,179,600
Oil States International, Inc. (a)	180,300	10,030,089
Energy Equipment & Services Total		24,335,939
Oil, Gas & Consumable Fuels – 2.7%
Arlington Tankers Ltd.	560,000	10,326,400
Nordic American Tanker Shipping	350,000	12,313,000
Stone Energy Corp. (a)	174,900	8,337,483
Swift Energy Co. (a)	184,100	8,599,311
Oil, Gas & Consumable Fuels Total		39,576,194
Energy Total		63,912,133
Financials – 26.9%
Capital Markets – 3.1%
Apollo Investment Corp.	860,415	15,229,345
Knight Capital Group, Inc., Class A (a)	847,100	14,604,004
Lazard Ltd., Class A	375,000	15,896,250
Capital Markets Total		45,729,599
Commercial Banks – 9.8%
Bancorpsouth, Inc.	725,600	16,703,312
Community Bank System, Inc.	543,000	12,271,800
First Midwest Bancorp, Inc.	542,300	12,136,674
Frontier Financial Corp.	505,000	5,630,750
Fulton Financial Corp.	1,540,000	16,416,400
Independent Bank Corp.	576,500	15,945,990
Pacific Capital Bancorp	450,000	6,619,500
Prosperity Bancshares, Inc.	505,000	16,144,850
Susquehanna Bancshares, Inc.	452,000	7,222,960
SVB Financial Group (a)	143,400	8,037,570
Texas Capital Bancshares, Inc. (a)	835,000	13,034,350
Umpqua Holdings Corp.	989,500	13,813,420
Commercial Banks Total		143,977,576

See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund II

August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Insurance – 5.3%
Argo Group International Holdings Ltd. (a)	360,000	13,532,400
Aspen Insurance Holdings Ltd.	560,000	15,176,000
Delphi Financial Group, Inc., Class A	390,000	10,463,700
National Financial Partners Corp.	630,000	12,707,100
NYMAGIC, Inc.	200,000	4,336,000
Platinum Underwriters Holdings Ltd.	400,000	14,460,000
Zenith National Insurance Corp.	203,100	7,756,389
Insurance Total		78,431,589
Real Estate Investment Trusts (REITs) – 6.7%
Alexandria Real Estate Equities, Inc.	139,000	14,971,690
Capstead Mortgage Corp.	1,075,145	12,622,202
Digital Realty Trust, Inc.	300,000	13,761,000
LTC Properties, Inc.	486,815	13,080,719
Mid-America Apartment Communities, Inc.	325,000	16,302,000
OMEGA Healthcare Investors, Inc.	727,873	12,985,255
Tanger Factory Outlet Centers, Inc.	380,000	15,245,600
Real Estate Investment Trusts (REITs) Total		98,968,466
Thrifts & Mortgage Finance – 2.0%
Federal Agricultural Mortgage Corp., Class C (b)	360,000	10,548,000
First Niagara Financial Group, Inc.	825,000	12,342,000
MGIC Investment Corp.	777,100	6,535,411
Thrifts & Mortgage Finance Total		29,425,411
Financials Total		396,532,641
Health Care – 9.1%
Health Care Equipment & Supplies – 3.0%
Datascope Corp.	225,000	11,250,000
Haemonetics Corp. (a)	285,000	17,875,200
Invacare Corp.	575,000	14,622,250
Health Care Equipment & Supplies Total		43,747,450
Health Care Providers & Services – 5.3%
Centene Corp. (a)	750,000	16,935,000
Kindred Healthcare, Inc. (a)	456,100	14,107,173
Magellan Health Services, Inc. (a)	335,000	14,592,600

	Shares	Value ($)
Owens & Minor, Inc.	335,000	15,450,200
PharMerica Corp. (a)	700,000	16,569,000
Health Care Providers & Services Total		77,653,973
Life Sciences Tools & Services – 0.8%
Varian, Inc. (a)	245,000	12,178,950
Life Sciences Tools & Services Total		12,178,950
Health Care Total		133,580,373
Industrials – 20.8%
Aerospace & Defense – 3.3%
BE Aerospace, Inc. (a)	425,000	10,178,750
DRS Technologies, Inc.	91,100	7,253,382
Esterline Technologies Corp. (a)	290,000	16,382,100
Triumph Group, Inc.	260,000	14,232,400
Aerospace & Defense Total		48,046,632
Airlines – 1.0%
Delta Air Lines, Inc. (a)	1,018,700	8,282,031
UAL Corp.	605,000	6,721,550
Airlines Total		15,003,581
Commercial Services & Supplies – 6.2%
ABM Industries, Inc.	695,000	18,264,600
Bowne & Co., Inc.	410,000	4,961,000
CBIZ, Inc. (a)	750,000	6,375,000
Comfort Systems USA, Inc.	750,000	11,430,000
Consolidated Graphics, Inc. (a)	200,000	7,774,000
Cornell Companies, Inc. (a)	615,000	16,684,950
Deluxe Corp.	525,500	8,676,005
FTI Consulting, Inc. (a)	87,700	6,437,180
Watson Wyatt Worldwide, Inc., Class A	180,200	10,557,918
Commercial Services & Supplies Total		91,160,653
Construction & Engineering – 1.2%
EMCOR Group, Inc. (a)	539,000	18,363,730
Construction & Engineering Total		18,363,730
Electrical Equipment – 3.4%
AZZ, Inc. (a)	270,000	11,731,500
Belden, Inc.	389,800	14,321,252
C&D Technologies, Inc. (a)	1,245,000	9,574,050
JA Solar Holdings Co., Ltd., ADR (a)	806,000	14,370,980
Electrical Equipment Total		49,997,782
Machinery – 2.9%
Actuant Corp., Class A	425,000	13,408,750
AGCO Corp. (a)	130,000	8,011,900
Barnes Group, Inc.	460,000	11,095,200
Gardner Denver, Inc. (a)	242,300	10,937,422
Machinery Total		43,453,272

See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund II

August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Marine – 0.4%
Eagle Bulk Shipping, Inc.	202,200	5,352,234
Marine Total		5,352,234
Road & Rail – 1.0%
Werner Enterprises, Inc.	670,000	15,282,700
Road & Rail Total		15,282,700
Trading Companies & Distributors – 1.4%
GATX Corp.	325,000	14,244,750
Houston Wire & Cable Co.	355,500	5,993,730
Trading Companies & Distributors Total		20,238,480
Industrials Total		306,899,064
Information Technology – 10.5%
Communications Equipment – 0.9%
Brocade Communications Systems, Inc. (a)	1,820,000	13,504,400
Communications Equipment Total		13,504,400
Electronic Equipment & Instruments – 4.2%
Insight Enterprises, Inc. (a)	800,000	13,312,000
MTS Systems Corp.	250,000	10,370,000
NAM TAI Electronics, Inc.	809,100	7,775,451
Rofin-Sinar Technologies, Inc. (a)	405,000	16,370,100
Rogers Corp. (a)	340,000	13,603,400
Electronic Equipment & Instruments Total		61,430,951
Internet Software & Services – 0.8%
Ariba, Inc. (a)	817,300	12,038,829
Internet Software & Services Total		12,038,829
Semiconductors & Semiconductor Equipment – 3.1%
Cypress Semiconductor Corp. (a)	540,000	17,506,800
IXYS Corp. (a)	820,000	10,438,600
Skyworks Solutions, Inc. (a)	1,240,000	12,028,000
Ultra Clean Holdings (a)	800,000	5,824,000
Semiconductors & Semiconductor Equipment Total		45,797,400
Software – 1.5%
Lawson Software, Inc. (a)	1,340,000	10,840,600
Mentor Graphics Corp. (a)	835,200	10,189,440
Software Total		21,030,040
Information Technology Total		153,801,620
Materials – 6.3%
Chemicals – 2.1%
Olin Corp.	547,700	14,738,607
Rockwood Holdings, Inc. (a)	440,000	16,654,000
Chemicals Total		31,392,607

	Shares	Value ($)
Construction Materials – 0.7%
Headwaters, Inc. (a)	690,100	10,620,639
Construction Materials Total		10,620,639
Containers & Packaging – 1.8%
Crown Holdings, Inc. (a)	360,000	9,986,400
Rock-Tenn Co., Class A	425,000	15,589,000
Containers & Packaging Total		25,575,400
Metals & Mining – 1.2%
Carpenter Technology Corp.	235,500	9,139,755
Olympic Steel, Inc.	187,800	8,941,158
Metals & Mining Total		18,080,913
Paper & Forest Products – 0.5%
Schweitzer-Mauduit International, Inc.	368,454	6,985,888
Paper & Forest Products Total		6,985,888
Materials Total		92,655,447
Telecommunication Services – 0.6%
Diversified Telecommunication Services – 0.6%
Cincinnati Bell, Inc. (a)	2,300,000	8,970,000
Diversified Telecommunication Services Total		8,970,000
Telecommunication Services Total		8,970,000
Utilities – 4.3%
Electric Utilities – 0.9%
Westar Energy, Inc.	615,000	13,929,750
Electric Utilities Total		13,929,750
Gas Utilities – 2.2%
Atmos Energy Corp.	520,000	14,320,800
New Jersey Resources Corp.	500,000	18,090,000
Gas Utilities Total		32,410,800
Multi-Utilities – 1.2%
Integrys Energy Group, Inc.	325,000	16,987,750
Multi-Utilities Total		16,987,750
Utilities Total		63,328,300
Total Common Stocks (Cost of $1,380,837,138)		1,419,199,617

See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund II

August 31, 2008 (Unaudited)

Short-Term Obligation – 3.8%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due 09/02/08 at 2.000%, collateralized by a U.S. Government Agency Obligation maturing 05/06/10, market value $57,954,156 (repurchase proceeds $56,829,626)	56,817,000	56,817,000
Total Short-Term Obligation (Cost of $56,817,000)		56,817,000
Total Investments – 100.2% (Cost of $1,437,654,138) (c)		1,476,016,617
Other Assets & Liabilities, Net – (0.2)%		(3,461,267)
Net Assets – 100.0%		$1,472,555,350

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the six months ended August 31, 2008, are as follows:

Security name: Federal Agricultural Mortgage Corp., Class C

Shares as of 02/29/08:	-
Shares purchased:	360,000
Shares sold:	-
Shares as of 08/31/08:	360,000
Net realized gain (loss):	$-
Dividend income earned:	$36,000
Value at end of period:	$10,548,000

(c)  Cost for federal income tax purposes is $1,437,654,138.

At August 31, 2008, the Fund held investments in the
following sectors:

Sector	% of Net Assets
Financials	26.9
Industrials	20.8
Information Technology	10.5
Consumer Discretionary	9.4
Health Care	9.1
Materials	6.3
Energy	4.3
Utilities	4.3
Consumer Staples	4.2
Telecommunication Services	0.6
96.4
Short-Term Obligation	3.8
Other Assets & Liabilities, Net	(0.2)
100.0
Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Marsico Growth Fund

August 31, 2008 (Unaudited)

Investment Company – 100.3%
Value ($)
Investment in Columbia Funds Master Investment Trust, LLC, Columbia Marsico Growth Master Portfolio (a)	5,991,532,960
Total Investments – 100.3%	5,991,532,960
Other Assets & Liabilities, Net – (0.3)%	(15,951,142)
Net Assets – 100.0%	$5,975,581,818

Notes to Investment Portfolio:

(a)  The financial statements of Columbia Marsico Growth Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia Marsico Growth Fund's financial statements.

Columbia Marsico Growth Fund invests only in Columbia Marsico Growth Master Portfolio. At August 31, 2008, Columbia Marsico Growth Fund owned 99.8% of Columbia Marsico Growth Master Portfolio. Columbia Marsico Growth Master Portfolio was invested in the following sectors at August 31, 2008:

Sector	% of Net Assets
Industrials	17.4
Consumer Discretionary	15.3
Information Technology	14.3
Financials	13.6
Energy	9.5
Materials	7.5
Consumer Staples	5.1
Health Care	4.2
Telecommunication Services	4.2
91.1
Short-Term Obligation	7.6
Other Assets & Liabilities, Net	1.3
100.0

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Large Cap Core Fund

August 31, 2008 (Unaudited)

Common Stocks – 99.3%
	Shares	Value ($)
Consumer Discretionary – 8.2%
Auto Components – 0.7%
BorgWarner, Inc.	236,410	9,775,553
Auto Components Total		9,775,553
Hotels, Restaurants & Leisure – 2.3%
Burger King Holdings, Inc.	203,290	5,045,658
Carnival Corp. (a)	138,036	5,115,614
Darden Restaurants, Inc.	178,250	5,220,942
McDonald's Corp.	201,206	12,474,772
Starwood Hotels & Resorts Worldwide, Inc. (a)	114,222	4,140,548
Hotels, Restaurants & Leisure Total		31,997,534
Household Durables – 0.3%
NVR, Inc. (b)	7,020	4,196,065
Household Durables Total		4,196,065
Media – 2.1%
DIRECTV Group, Inc. (a)(b)	271,920	7,670,863
Time Warner, Inc.	717,240	11,741,219
Viacom, Inc., Class B (b)	336,769	9,927,950
Media Total		29,340,032
Multiline Retail – 1.2%
Kohl's Corp. (a)(b)	147,210	7,238,315
Target Corp.	172,638	9,153,267
Multiline Retail Total		16,391,582
Specialty Retail – 1.6%
Best Buy Co., Inc. (a)	172,204	7,709,573
Industria de Diseno Textil, S.A. (a)	92,050	4,286,750
J Crew Group, Inc. (a)(b)	148,860	3,931,393
Staples, Inc. (a)	293,870	7,111,654
Specialty Retail Total		23,039,370
Consumer Discretionary Total		114,740,136
Consumer Staples – 11.1%
Beverages – 1.8%
Coca-Cola Co.	335,907	17,490,678
Diageo PLC, ADR (a)	95,970	7,140,168
Beverages Total		24,630,846
Food & Staples Retailing – 2.3%
BJ's Wholesale Club, Inc. (a)(b)	152,566	5,802,085
Kroger Co. (a)	244,025	6,739,970
Wal-Mart Stores, Inc. (a)	338,013	19,966,428
Food & Staples Retailing Total		32,508,483
Food Products – 1.2%
Cadbury PLC, ADR (a)	152,513	7,033,900
H.J. Heinz Co.	207,389	10,435,814
Food Products Total		17,469,714

	Shares	Value ($)
Household Products – 3.7%
Clorox Co. (a)	120,590	7,126,869
Kimberly-Clark Corp.	292,750	18,056,820
Procter & Gamble Co.	383,906	26,785,122
Household Products Total		51,968,811
Personal Products – 1.0%
Avon Products, Inc. (a)	325,422	13,937,824
Personal Products Total		13,937,824
Tobacco – 1.1%
Lorillard, Inc.	139,055	10,045,333
UST, Inc. (a)	101,727	5,451,550
Tobacco Total		15,496,883
Consumer Staples Total		156,012,561
Energy – 13.7%
Energy Equipment & Services – 4.8%
Baker Hughes, Inc. (a)	80,840	6,468,008
Nabors Industries Ltd. (a)(b)	165,569	5,894,256
Noble Corp.	212,350	10,679,082
Schlumberger Ltd. (c)	222,283	20,943,504
Transocean, Inc. (b)	86,840	11,046,048
Weatherford International Ltd. (b)	306,670	11,831,329
Energy Equipment & Services Total		66,862,227
Oil, Gas & Consumable Fuels – 8.9%
Arch Coal, Inc. (a)	115,390	6,258,754
Chevron Corp. (a)	332,180	28,673,778
Devon Energy Corp.	202,248	20,639,408
Exxon Mobil Corp.	339,060	27,128,191
Hess Corp.	73,990	7,747,493
Petroleo Brasileiro SA, ADR	154,160	8,130,398
Valero Energy Corp.	359,840	12,508,038
XTO Energy, Inc.	268,695	13,544,915
Oil, Gas & Consumable Fuels Total		124,630,975
Energy Total		191,493,202
Financials – 14.8%
Capital Markets – 4.5%
Charles Schwab Corp.	346,610	8,315,174
Goldman Sachs Group, Inc.	117,290	19,232,041
Invesco Ltd. (a)	279,947	7,175,042
Janus Capital Group, Inc. (a)	205,860	5,552,044
State Street Corp.	186,434	12,615,989
T. Rowe Price Group, Inc. (a)	165,495	9,823,783
Capital Markets Total		62,714,073
Commercial Banks – 4.6%
Banco Bradesco SA, ADR	242,810	4,470,132
Cullen/Frost Bankers, Inc. (a)	111,270	6,195,513

See Accompanying Notes to Financial Statements.

Columbia Large Cap Core Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
PNC Financial Services Group, Inc. (a)	147,265	10,595,717
SunTrust Banks, Inc. (a)	150,910	6,321,620
U.S. Bancorp (a)	381,501	12,154,622
Wells Fargo & Co. (a)	835,164	25,280,414
Commercial Banks Total		65,018,018
Consumer Finance – 0.4%
American Express Co. (a)	150,567	5,974,499
Consumer Finance Total		5,974,499
Diversified Financial Services – 2.7%
Citigroup, Inc.	687,356	13,052,890
JPMorgan Chase & Co. (a)	656,205	25,257,331
Diversified Financial Services Total		38,310,221
Insurance – 2.6%
ACE Ltd.	213,076	11,209,928
Assurant, Inc.	129,868	7,588,187
Hanover Insurance Group, Inc.	84,740	4,002,270
Prudential Financial, Inc.	100,277	7,391,418
Unum Group (a)	234,883	5,968,377
Insurance Total		36,160,180
Financials Total		208,176,991
Health Care – 12.7%
Biotechnology – 2.6%
Amgen, Inc. (b)	304,210	19,119,598
Genentech, Inc. (b)	36,234	3,578,108
Gilead Sciences, Inc. (b)	266,228	14,024,891
Biotechnology Total		36,722,597
Health Care Equipment & Supplies – 1.9%
Baxter International, Inc.	199,544	13,521,101
Hologic, Inc. (a)(b)	279,731	5,935,892
Zimmer Holdings, Inc. (b)	103,800	7,514,082
Health Care Equipment & Supplies Total		26,971,075
Health Care Providers & Services – 2.3%
CIGNA Corp.	118,086	4,945,442
Express Scripts, Inc. (a)(b)	127,956	9,393,250
Humana, Inc. (b)	191,910	8,904,624
Laboratory Corp. of America Holdings (a)(b)	113,628	8,311,888
Health Care Providers & Services Total		31,555,204
Life Sciences Tools & Services – 1.4%
Thermo Fisher Scientific, Inc. (a)(b)	181,607	10,998,120
Waters Corp. (b)	128,157	8,746,715
Life Sciences Tools & Services Total		19,744,835

	Shares	Value ($)
Pharmaceuticals – 4.5%
Abbott Laboratories	104,728	6,014,529
Bristol-Myers Squibb Co.	361,181	7,707,603
Johnson & Johnson	462,686	32,586,975
Merck & Co., Inc.	466,013	16,622,684
Pharmaceuticals Total		62,931,791
Health Care Total		177,925,502
Industrials – 11.6%
Aerospace & Defense – 4.4%
Honeywell International, Inc. (a)	129,328	6,488,386
L-3 Communications Holdings, Inc. (a)	96,140	9,992,792
Lockheed Martin Corp.	120,868	14,073,870
Precision Castparts Corp.	57,000	5,885,820
Rockwell Collins, Inc. (a)	144,399	7,593,943
United Technologies Corp.	261,097	17,125,352
Aerospace & Defense Total		61,160,163
Commercial Services & Supplies – 0.5%
Dun & Bradstreet Corp.	81,757	7,519,191
Commercial Services & Supplies Total		7,519,191
Electrical Equipment – 0.7%
Cooper Industries Ltd., Class A (a)	126,850	6,043,134
First Solar, Inc. (a)(b)(c)	14,990	4,146,984
Electrical Equipment Total		10,190,118
Industrial Conglomerates – 3.3%
General Electric Co.	1,645,634	46,242,316
Industrial Conglomerates Total		46,242,316
Machinery – 1.6%
AGCO Corp. (a)(b)(c)	87,950	5,420,359
Eaton Corp.	111,630	8,169,083
Illinois Tool Works, Inc.	170,750	8,470,907
Machinery Total		22,060,349
Road & Rail – 1.1%
CSX Corp.	109,502	7,082,589
Union Pacific Corp.	106,911	8,969,833
Road & Rail Total		16,052,422
Industrials Total		163,224,559
Information Technology – 16.9%
Communications Equipment – 3.1%
Brocade Communications Systems, Inc. (b)	522,880	3,879,770
Cisco Systems, Inc. (b)	718,364	17,276,654
Nokia Oyj, ADR	346,894	8,731,322
QUALCOMM, Inc.	244,950	12,896,617
Communications Equipment Total		42,784,363

See Accompanying Notes to Financial Statements.

Columbia Large Cap Core Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Computers & Peripherals – 4.3%
Apple, Inc. (b)	109,803	18,614,902
EMC Corp. (b)	757,675	11,577,274
Hewlett-Packard Co.	634,430	29,767,456
Computers & Peripherals Total		59,959,632
Electronic Equipment & Instruments – 0.2%
Dolby Laboratories, Inc., Class A (b)	86,130	3,505,491
Electronic Equipment & Instruments Total		3,505,491
Internet Software & Services – 1.3%
Google, Inc., Class A (b)	38,787	17,969,629
Internet Software & Services Total		17,969,629
Semiconductors & Semiconductor Equipment – 3.2%
ASML Holding N.V., N.Y. Registered Shares	210,071	4,968,179
Intel Corp.	723,923	16,556,119
Lam Research Corp. (a)(b)	91,073	3,347,844
Linear Technology Corp. (a)	173,650	5,667,936
Microchip Technology, Inc. (a)	174,030	5,570,700
Texas Instruments, Inc.	379,180	9,293,702
Semiconductors & Semiconductor Equipment Total		45,404,480
Software – 4.8%
Adobe Systems, Inc. (b)	196,212	8,403,760
Autodesk, Inc. (b)	181,655	6,454,202
Citrix Systems, Inc. (b)	198,012	5,993,823
Microsoft Corp.	828,248	22,602,888
Nintendo Co., Ltd.	8,100	3,828,417
Oracle Corp. (b)	912,543	20,012,068
Software Total		67,295,158
Information Technology Total		236,918,753
Materials – 3.6%
Chemicals – 1.3%
CF Industries Holdings, Inc. (a)(c)	45,750	6,972,300
Praxair, Inc.	124,832	11,214,907
Chemicals Total		18,187,207
Containers & Packaging – 0.3%
Crown Holdings, Inc. (b)	168,550	4,675,577
Containers & Packaging Total		4,675,577
Metals & Mining – 2.0%
Cia Vale do Rio Doce, ADR (c)	187,634	4,981,683
Freeport-McMoRan Copper & Gold, Inc. (a)	149,530	13,356,019
Nucor Corp.	167,600	8,799,000
Metals & Mining Total		27,136,702
Materials Total		49,999,486

	Shares	Value ($)
Telecommunication Services – 3.1%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.	866,700	27,725,733
Verizon Communications, Inc.	243,602	8,555,302
Diversified Telecommunication Services Total		36,281,035
Wireless Telecommunication Services – 0.5%
Rogers Communications, Inc., Class B	187,875	6,797,318
Wireless Telecommunication Services Total		6,797,318
Telecommunication Services Total		43,078,353
Utilities – 3.6%
Electric Utilities – 3.0%
Entergy Corp.	96,716	9,999,467
Exelon Corp.	192,301	14,607,184
FPL Group, Inc. (a)	185,484	11,140,169
Southern Co. (a)	151,240	5,673,013
Electric Utilities Total		41,419,833
Multi-Utilities – 0.6%
Sempra Energy	152,210	8,816,003
Multi-Utilities Total		8,816,003
Utilities Total		50,235,836
Total Common Stocks (Cost of $1,304,259,073)		1,391,805,379
Investment Company – 0.3%
WisdomTree India Earnings Fund (b)	173,880	3,324,585
Total Investment Company (Cost of $3,783,629)		3,324,585
Securities Lending Collateral – 7.5%
State Street Navigator Securities Lending Prime Portfolio (d) (7 day yield of 2.626%)	105,465,761	105,465,761
Total Securities Lending Collateral (Cost of $105,465,761)		105,465,761

See Accompanying Notes to Financial Statements.

Columbia Large Cap Core Fund

August 31, 2008 (Unaudited)

Short-Term Obligation – 0.3%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due 09/02/08 at 2.000%, collateralized by a U.S. Government Agency Obligation maturing 01/29/13, market value $4,555,833 (repurchase proceeds $4,462,992)	4,462,000	4,462,000
Total Short-Term Obligation (Cost of $4,462,000)		4,462,000
Total Investments – 107.4% (Cost of $1,417,970,463) (e)		1,505,057,725
Obligation to Return Collateral for Securities Loaned – (7.5)%		(105,465,761)
Other Assets & Liabilities, Net – 0.1%		1,859,201
Net Assets – 100.0%		$1,401,451,165

Notes to Investment Portfolio:

(a)  All or a portion of this security was on loan at August 31, 2008. The total market value of securities on loan at August 31, 2008 is $102,098,388.

(b)  Non-income producing security.

(c)  All or a portion of this security is pledged as collateral for open written options contracts.

(d)  Investment made with cash collateral received from securities lending activity.

(e)  Cost for federal income tax purposes is $1,417,970,463.

At August 31, 2008, the Fund had written the following call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
AGCO Corp.	$75	120	09/21/08	$6,480	$600
CF Industries Holdings, Inc.	200	80	09/21/08	28,560	2,800
Cia Vale do Rio Doce, ADR	36	230	09/21/08	10,119	230
First Solar, Inc.	370	20	09/21/08	6,540	100
Schlumberger Ltd.	115	340	09/21/08	53,380	1,700
Total written call options (proceeds $105,079)					$5,430

For the six months ended August 31, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 29, 2008	1,000	$68,328
Options written	14,785	1,107,762
Options terminated in closing
purchase transactions	(710)	(51,370)
Options exercised	(1,570)	(109,767)
Options expired	(12,715)	(909,874)
Options outstanding at August 31, 2008	790	$105,079

At August 31, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	16.9
Financials	14.8
Energy	13.7
Health Care	12.7
Industrials	11.6
Consumer Staples	11.1
Consumer Discretionary	8.2
Materials	3.6
Utilities	3.6
Telecommunication Services	3.1
99.3
Investment Company	0.3
Securities Lending Collateral	7.5
Short-Term Obligation	0.3
Obligation to Return Collateral for Securities Loaned	(7.5)
Other Assets & Liabilities, Net	0.1
100.0
Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Marsico Focused Equities Fund

August 31, 2008 (Unaudited)

Common Stocks – 88.5%
	Shares	Value ($)
Consumer Discretionary – 16.6%
Hotels, Restaurants & Leisure – 13.8%
Las Vegas Sands Corp. (a)	2,671,427	126,652,354
McDonald's Corp.	5,797,132	359,422,184
Wynn Resorts Ltd.	1,533,950	146,369,509
Hotels, Restaurants & Leisure Total		632,444,047
Multiline Retail – 0.4%
Target Corp.	369,126	19,571,061
Multiline Retail Total		19,571,061
Specialty Retail – 2.4%
Lowe's Cos, Inc.	4,534,694	111,734,860
Specialty Retail Total		111,734,860
Consumer Discretionary Total		763,749,968
Consumer Staples – 3.2%
Food & Staples Retailing – 3.2%
CVS Caremark Corp.	3,974,581	145,469,665
Food & Staples Retailing Total		145,469,665
Consumer Staples Total		145,469,665
Energy – 9.0%
Energy Equipment & Services – 6.6%
Schlumberger Ltd.	1,550,471	146,085,378
Transocean, Inc. (a)	1,233,605	156,914,556
Energy Equipment & Services Total		302,999,934
Oil, Gas & Consumable Fuels – 2.4%
Petroleo Brasileiro SA, ADR	2,068,808	109,108,934
Oil, Gas & Consumable Fuels Total		109,108,934
Energy Total		412,108,868
Financials – 14.1%
Capital Markets – 3.8%
Goldman Sachs Group, Inc.	1,060,646	173,914,125
Capital Markets Total		173,914,125
Commercial Banks – 9.4%
Industrial & Commercial Bank of China, Class H	259,343,900	178,128,945
U.S. Bancorp	3,779,011	120,399,290
Wells Fargo & Co.	4,384,803	132,727,987
Commercial Banks Total		431,256,222
Real Estate Investment Trusts (REITs) – 0.9%
ProLogis	984,525	42,393,646
Real Estate Investment Trusts (REITs) Total		42,393,646
Financials Total		647,563,993

	Shares	Value ($)
Health Care – 5.2%
Biotechnology – 5.2%
Genentech, Inc. (a)	2,154,433	212,750,259
Gilead Sciences, Inc. (a)	466,945	24,598,662
Biotechnology Total		237,348,921
Health Care Total		237,348,921
Industrials – 14.9%
Aerospace & Defense – 8.0%
General Dynamics Corp.	1,817,455	167,751,096
Lockheed Martin Corp.	1,695,286	197,399,102
Aerospace & Defense Total		365,150,198
Road & Rail – 6.9%
Norfolk Southern Corp.	1,270,589	93,426,409
Union Pacific Corp.	2,665,922	223,670,856
Road & Rail Total		317,097,265
Industrials Total		682,247,463
Information Technology – 18.0%
Communications Equipment – 1.9%
QUALCOMM, Inc.	834,329	43,927,422
Research In Motion Ltd. (a)	365,214	44,410,023
Communications Equipment Total		88,337,445
Computers & Peripherals – 7.0%
Apple, Inc. (a)	1,880,402	318,784,551
Computers & Peripherals Total		318,784,551
Internet Software & Services – 1.1%
Google, Inc., Class A (a)	111,228	51,530,820
Internet Software & Services Total		51,530,820
IT Services – 8.0%
MasterCard, Inc., Class A	717,528	174,036,416
Visa, Inc., Class A	2,518,412	191,147,471
IT Services Total		365,183,887
Information Technology Total		823,836,703
Materials – 5.7%
Chemicals – 5.7%
Air Products & Chemicals, Inc.	1,158,596	106,417,042
Monsanto Co.	1,363,471	155,776,562
Chemicals Total		262,193,604
Materials Total		262,193,604

See Accompanying Notes to Financial Statements.

Columbia Marsico Focused Equities Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Telecommunication Services – 1.8%
Wireless Telecommunication Services – 1.8%
China Mobile Ltd., ADR	1,465,323	83,113,121
Wireless Telecommunication Services Total		83,113,121
Telecommunication Services Total		83,113,121
Total Common Stocks (Cost of $3,274,255,899)		4,057,632,306
	Par ($)
Short-Term Obligation – 10.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due 09/02/08 at 2.000%, collateralized by U.S. Government Agency Obligations with various maturities to 05/06/10, market value of $497,537,584 (repurchase proceeds $487,886,395)	487,778,000	487,778,000
Total Short-Term Obligation (Cost of $487,778,000)		487,778,000
Total Investments – 99.1% (Cost of $3,762,033,899) (b)		4,545,410,306
Other Assets & Liabilities, Net – 0.9%		38,816,893
Net Assets – 100.0%		$4,584,227,199

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $3,762,033,899.

At August 31, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	18.0
Consumer Discretionary	16.6
Industrials	14.9
Financials	14.1
Energy	9.0
Materials	5.7
Health Care	5.2
Consumer Staples	3.2
Telecommunication Services	1.8
88.5
Short-Term Obligation	10.6
Other Assets & Liabilities, Net	0.9
100.0
Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Marsico 21st Century Fund

August 31, 2008 (Unaudited)

Common Stocks – 91.2%
	Shares	Value ($)
Consumer Discretionary – 12.0%
Hotels, Restaurants & Leisure – 8.7%
Chipotle Mexican Grill, Inc., Class A (a)	440,667	30,547,036
Las Vegas Sands Corp. (a)	6,246,925	296,166,714
Starwood Hotels & Resorts Worldwide, Inc.	1,666,716	60,418,455
Vail Resorts, Inc. (a)(b)	3,188,795	140,275,092
Wynn Resorts Ltd.	1,843,563	175,912,782
Hotels, Restaurants & Leisure Total		703,320,079
Internet & Catalog Retail – 0.5%
Blue Nile, Inc. (a)(b)	996,230	41,473,055
Internet & Catalog Retail Total		41,473,055
Media – 1.1%
Live Nation, Inc. (a)(b)	5,709,931	91,644,393
Media Total		91,644,393
Multiline Retail – 1.7%
Saks, Inc. (a)(b)	11,777,688	134,265,643
Multiline Retail Total		134,265,643
Consumer Discretionary Total		970,703,170
Consumer Staples – 10.9%
Beverages – 2.8%
Heineken Holding NV	5,182,311	229,786,676
Beverages Total		229,786,676
Food & Staples Retailing – 8.1%
Costco Wholesale Corp.	9,754,538	654,139,318
Food & Staples Retailing Total		654,139,318
Consumer Staples Total		883,925,994
Energy – 5.4%
Energy Equipment & Services – 2.5%
IHS, Inc., Class A (a)	471,454	30,248,488
National-Oilwell Varco, Inc. (a)	2,388,727	176,120,842
Energy Equipment & Services Total		206,369,330
Oil, Gas & Consumable Fuels – 2.9%
Hess Corp.	956,744	100,180,665
Petroleo Brasileiro SA, ADR	2,586,203	136,396,346
Oil, Gas & Consumable Fuels Total		236,577,011
Energy Total		442,946,341
Financials – 17.4%
Capital Markets – 3.9%
BlackRock, Inc., Class A	963,548	209,330,803
Jefferies Group, Inc.	5,486,355	105,392,879
Capital Markets Total		314,723,682

	Shares	Value ($)
Commercial Banks – 7.2%
U.S. Bancorp	4,807,845	153,177,942
Wells Fargo & Co.	14,268,517	431,908,009
Commercial Banks Total		585,085,951
Diversified Financial Services – 3.9%
JPMorgan Chase & Co.	8,319,083	320,201,505
Diversified Financial Services Total		320,201,505
Real Estate Management & Development – 1.9%
St. Joe Co. (b)	4,253,665	158,534,095
Real Estate Management & Development Total		158,534,095
Thrifts & Mortgage Finance – 0.5%
People's United Financial, Inc.	2,106,773	37,753,372
Thrifts & Mortgage Finance Total		37,753,372
Financials Total		1,416,298,605
Health Care – 7.1%
Biotechnology – 4.7%
Amylin Pharmaceuticals, Inc. (a)(b)	6,350,066	139,574,451
Gilead Sciences, Inc. (a)	4,607,919	242,745,173
Biotechnology Total		382,319,624
Health Care Equipment & Supplies – 1.8%
Intuitive Surgical, Inc. (a)	498,598	147,221,031
Health Care Equipment & Supplies Total		147,221,031
Health Care Providers & Services – 0.6%
Athenahealth, Inc. (a)	1,368,002	44,118,065
Health Care Providers & Services Total		44,118,065
Health Care Total		573,658,720
Industrials – 19.1%
Aerospace & Defense – 5.2%
Raytheon Co.	7,063,286	423,726,527
Aerospace & Defense Total		423,726,527
Airlines – 0.4%
Ryanair Holdings PLC, ADR (a)	1,305,072	29,703,439
Airlines Total		29,703,439
Commercial Services & Supplies – 0.3%
Duff & Phelps Corp., Class A (a)	1,235,887	25,446,913
Commercial Services & Supplies Total		25,446,913
Construction & Engineering – 4.3%
Aecom Technology Corp. (a)	3,553,847	113,580,950
Shaw Group, Inc. (a)(b)	4,701,965	232,935,346
Construction & Engineering Total		346,516,296

See Accompanying Notes to Financial Statements.

Columbia Marsico 21st Century Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Electrical Equipment – 5.9%
Energy Conversion Devices,Inc. (a)	774,592	58,226,081
Vestas Wind Systems A/S (a)	3,134,303	425,572,557
Electrical Equipment Total		483,798,638
Road & Rail – 3.0%
All America Latina Logistica SA	5,557,658	64,271,076
Canadian National Railway Co.	3,358,865	176,441,178
Road & Rail Total		240,712,254
Industrials Total		1,549,904,067
Information Technology – 16.2%
Communications Equipment – 2.4%
QUALCOMM, Inc.	3,769,394	198,458,594
Communications Equipment Total		198,458,594
Computers & Peripherals – 2.7%
Apple, Inc. (a)	1,289,917	218,679,629
Computers & Peripherals Total		218,679,629
IT Services – 9.6%
MasterCard, Inc., Class A	2,268,662	550,263,968
Visa, Inc., Class A	2,998,474	227,584,177
IT Services Total		777,848,145
Software – 1.5%
Oracle Corp. (a)	5,373,666	117,844,495
Software Total		117,844,495
Information Technology Total		1,312,830,863
Materials – 3.1%
Chemicals – 3.1%
Monsanto Co.	2,189,194	250,115,415
Chemicals Total		250,115,415
Materials Total		250,115,415
Total Common Stocks (Cost of $7,081,494,656)		7,400,383,175

Short-Term Obligation – 8.4%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due 09/02/08 at 2.000%, collateralized by U.S. Government Agency Obligations with various maturities to 01/15/30, market value $692,315,032 (repurchase proceeds $678,885,830)	678,735,000	678,735,000
Total Short-Term Obligation (Cost of $678,735,000)		678,735,000
Total Investments – 99.6% (Cost of $7,760,229,656) (c)		8,079,118,175
Other Assets & Liabilities, Net – 0.4%		30,039,533
Net Assets – 100.0%		$8,109,157,708

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the six months ended August 31, 2008, are as follows:

Security name: Amylin Pharmaceuticals, Inc.

Shares as of 2/29/08:	4,671,616
Shares purchased:	2,521,002
Shares sold:	(842,552)
Shares as of 8/31/08:	6,350,066
Net realized loss:	$(20,838,952)
Dividend income earned:	$–
Value at end of period:	$139,574,451

Security name: Blue Nile, Inc.

Shares as of 2/29/08:	940,284
Shares purchased:	78,666
Shares sold:	(22,720)
Shares as of 8/31/08:	996,230
Net realized loss:	$(251,182)
Dividend income earned:	$–
Value at end of period:	$41,473,055

Security name: BorgWarner, Inc.

Shares as of 2/29/08:	4,295,220
Shares purchased:	840,619
Shares sold:	(5,135,839)
Shares as of 8/31/08:	–
Net realized loss:	$(6,373,849)
Dividend income earned:	$564,942
Value at end of period:	$–

Security name: Live Nation, Inc.

Shares as of 2/29/08:	2,620,595
Shares purchased:	3,089,336
Shares sold:	–
Shares as of 8/31/08:	5,709,931
Net realized gain:	$–
Dividend income earned:	$–
Value at end of period:	$91,644,393

Security name: Saks, Inc.

Shares as of 2/29/08:	12,465,379
Shares purchased:	1,577,918
Shares sold:	(2,265,609)
Shares as of 8/31/08:	11,777,688
Net realized loss:	$(22,599,653)

See Accompanying Notes to Financial Statements.

Columbia Marsico 21st Century Fund

August 31, 2008 (Unaudited)

Dividend income earned:	$–
Value at end of period:	$134,265,643

Security name: Shaw Group, Inc.

Shares as of 2/29/08:	4,025,568
Shares purchased:	1,685,846
Shares sold:	(1,009,449)
Shares as of 8/31/08:	4,701,965
Net realized loss:	$(8,882,077)
Dividend income earned:	$–
Value at end of period:	$232,935,346

Security name: St. Joe Co.

Shares as of 2/29/08:	5,561,507
Shares purchased:	–
Shares sold:	(1,307,842)
Shares as of 8/31/08:	4,253,665
Net realized loss:	$(24,438,489)
Dividend income earned:	$–
Value at end of period:	$158,534,095

Security name: Vail Resorts, Inc.

Shares as of 2/29/08:	2,953,317
Shares purchased:	235,478
Shares sold:	–
Shares as of 8/31/08:	3,188,795
Net realized gain/loss:	$–
Dividend income earned:	$–
Value at end of period:	$140,275,092

(c)  Cost for federal income tax purposes is $7,760,229,656.

At August 31, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Industrials	19.1
Financials	17.4
Information Technology	16.2
Consumer Discretionary	12.0
Consumer Staples	10.9
Health Care	7.1
Energy	5.4
Materials	3.1
91.2
Short-Term Obligation	8.4
Other Assets & Liabilities, Net	0.4
100.0
Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Small Cap Growth Fund II

August 31, 2008 (Unaudited)

Common Stocks – 99.2%
	Shares	Value ($)
Consumer Discretionary – 12.4%
Distributors – 0.6%
LKQ Corp. (a)	163,650	3,065,165
Distributors Total		3,065,165
Diversified Consumer Services – 0.8%
Capella Education Co. (a)	82,327	4,092,475
Diversified Consumer Services Total		4,092,475
Hotels, Restaurants & Leisure – 3.1%
Bally Technologies, Inc. (a)	74,630	2,554,585
Panera Bread Co., Class A (a)	76,580	4,115,409
Red Robin Gourmet Burgers, Inc. (a)	129,564	3,459,359
WMS Industries, Inc. (a)	154,960	5,206,656
Hotels, Restaurants & Leisure Total		15,336,009
Household Durables – 0.6%
Tempur-Pedic International, Inc.	273,695	3,095,490
Household Durables Total		3,095,490
Internet & Catalog Retail – 0.7%
NetFlix, Inc. (a)	114,140	3,520,078
Internet & Catalog Retail Total		3,520,078
Media – 1.0%
Marvel Entertainment, Inc. (a)	144,050	4,878,973
Media Total		4,878,973
Specialty Retail – 2.8%
Chico's FAS, Inc. (a)	226,070	1,297,642
Citi Trends, Inc. (a)	116,290	2,397,900
Foot Locker, Inc.	194,880	3,174,595
J Crew Group, Inc. (a)	147,570	3,897,323
Tractor Supply Co. (a)	73,840	3,147,061
Specialty Retail Total		13,914,521
Textiles, Apparel & Luxury Goods – 2.8%
Fossil, Inc. (a)	176,360	5,276,691
Phillips-Van Heusen Corp.	129,660	4,934,860
Warnaco Group, Inc. (a)	77,881	4,016,323
Textiles, Apparel & Luxury Goods Total		14,227,874
Consumer Discretionary Total		62,130,585
Consumer Staples – 2.4%
Beverages – 0.6%
Central European Distribution Corp. (a)	53,500	3,086,415
Beverages Total		3,086,415
Food & Staples Retailing – 0.5%
Longs Drug Stores Corp.	32,160	2,304,264
Food & Staples Retailing Total		2,304,264

	Shares	Value ($)
Food Products – 0.8%
Flowers Foods, Inc.	82,130	2,171,517
Sanderson Farms, Inc.	46,470	1,594,386
Food Products Total		3,765,903
Personal Products – 0.5%
Chattem, Inc. (a)	38,459	2,696,745
Personal Products Total		2,696,745
Consumer Staples Total		11,853,327
Energy – 10.2%
Energy Equipment & Services – 3.5%
Basic Energy Services, Inc. (a)	110,580	3,232,253
Dril-Quip, Inc. (a)	68,061	3,744,036
IHS, Inc., Class A (a)	76,454	4,905,289
Pioneer Drilling Co. (a)	128,870	2,159,861
T-3 Energy Services, Inc. (a)	64,210	3,584,844
Energy Equipment & Services Total		17,626,283
Oil, Gas & Consumable Fuels – 6.7%
Arena Resources, Inc. (a)	68,440	3,057,215
Atlas America, Inc.	85,685	3,211,474
Berry Petroleum Co., Class A	77,140	3,210,567
Bill Barrett Corp. (a)	70,450	2,774,321
Carrizo Oil & Gas, Inc. (a)	64,030	3,178,449
Comstock Resources, Inc. (a)	92,780	6,025,133
Concho Resources, Inc. (a)	138,760	4,533,289
EXCO Resources, Inc. (a)	130,480	3,455,110
Penn Virginia Corp.	60,130	3,979,404
Oil, Gas & Consumable Fuels Total		33,424,962
Energy Total		51,051,245
Financials – 4.6%
Capital Markets – 1.1%
Waddell & Reed Financial, Inc., Class A	175,800	5,660,760
Capital Markets Total		5,660,760
Commercial Banks – 0.3%
Pinnacle Financial Partners, Inc. (a)	64,280	1,627,570
Commercial Banks Total		1,627,570
Consumer Finance – 0.6%
World Acceptance Corp. (a)	81,370	3,175,057
Consumer Finance Total		3,175,057
Diversified Financial Services – 0.8%
Portfolio Recovery Associates, Inc. (a)	87,221	3,710,381
Diversified Financial Services Total		3,710,381

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Fund II

August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Real Estate Investment Trusts (REITs) – 1.8%
BioMed Realty Trust, Inc.	124,780	3,341,608
Home Properties, Inc.	83,612	4,410,533
National Retail Properties, Inc.	42,250	958,653
Real Estate Investment Trusts (REITs) Total		8,710,794
Financials Total		22,884,562
Health Care – 23.4%
Biotechnology – 7.7%
Alexion Pharmaceuticals, Inc. (a)	91,380	4,119,410
Array Biopharma, Inc. (a)	269,016	2,197,861
BioMarin Pharmaceuticals, Inc. (a)	134,531	4,054,764
Cepheid, Inc. (a)	180,382	3,355,105
Myriad Genetics, Inc. (a)	40,540	2,764,828
Omrix Biopharmaceuticals, Inc. (a)	172,239	3,961,497
Onyx Pharmaceuticals, Inc. (a)	118,943	4,861,201
OSI Pharmaceuticals, Inc. (a)	48,440	2,446,220
Regeneron Pharmaceuticals, Inc. (a)	152,164	3,305,002
Seattle Genetics, Inc. (a)	210,783	2,350,231
United Therapeutics Corp. (a)	49,417	5,244,626
Biotechnology Total		38,660,745
Health Care Equipment & Supplies – 7.9%
American Medical Systems Holdings, Inc. (a)	69,550	1,237,990
ArthroCare Corp. (a)	99,469	2,550,385
China Medical Technologies, Inc., ADR	82,920	3,809,345
Haemonetics Corp. (a)	34,540	2,166,349
Hansen Medical, Inc. (a)	60,374	762,524
Hologic, Inc. (a)	180,438	3,828,894
Immucor, Inc. (a)	127,739	4,114,473
Insulet Corp. (a)	53,890	772,783
Masimo Corp. (a)	48,696	1,946,379
Meridian Bioscience, Inc.	65,960	1,874,583
NuVasive, Inc. (a)	53,760	2,562,202
RTI Biologics, Inc. (a)	341,488	3,203,157
STERIS Corp.	61,620	2,265,767
Wright Medical Group, Inc. (a)	277,567	8,546,288
Health Care Equipment & Supplies Total		39,641,119
Health Care Providers & Services – 4.0%
Alliance Imaging, Inc. (a)	423,623	4,918,263
inVentiv Health, Inc. (a)	157,910	3,485,074
MWI Veterinary Supply, Inc. (a)	54,361	2,141,280
Owens & Minor, Inc.	52,560	2,424,067
Psychiatric Solutions, Inc. (a)	191,953	7,246,226
Health Care Providers & Services Total		20,214,910

	Shares	Value ($)
Health Care Technology – 0.3%
Eclipsys Corp. (a)	70,420	1,571,070
Health Care Technology Total		1,571,070
Life Sciences Tools & Services – 2.3%
Bio-Rad Laboratories, Inc., Class A (a)	29,413	3,164,839
Dionex Corp. (a)	46,310	3,018,949
PAREXEL International Corp. (a)	174,180	5,533,698
Life Sciences Tools & Services Total		11,717,486
Pharmaceuticals – 1.2%
Eurand NV (a)	234,459	3,884,986
Medicis Pharmaceutical Corp., Class A	90,321	1,870,548
Pharmaceuticals Total		5,755,534
Health Care Total		117,560,864
Industrials – 19.0%
Aerospace & Defense – 2.5%
Curtiss-Wright Corp.	65,240	3,514,479
Hexcel Corp. (a)	152,330	3,165,417
Teledyne Technologies, Inc. (a)	91,090	5,677,640
Aerospace & Defense Total		12,357,536
Air Freight & Logistics – 1.2%
HUB Group, Inc., Class A (a)	157,041	6,272,217
Air Freight & Logistics Total		6,272,217
Commercial Services & Supplies – 4.6%
EnergySolutions, Inc.	206,633	3,816,511
Geo Group, Inc. (a)	226,130	5,004,257
Huron Consulting Group, Inc. (a)	62,270	4,015,170
Mobile Mini, Inc. (a)	220,440	4,713,007
Waste Connections, Inc. (a)	147,490	5,355,362
Commercial Services & Supplies Total		22,904,307
Construction & Engineering – 1.9%
EMCOR Group, Inc. (a)	203,030	6,917,232
Granite Construction, Inc.	79,540	2,917,527
Construction & Engineering Total		9,834,759
Electrical Equipment – 3.3%
Energy Conversion Devices, Inc. (a)	25,330	1,904,056
GrafTech International Ltd. (a)	84,900	1,725,168
II-VI, Inc. (a)	94,067	4,130,482
Polypore International, Inc. (a)	135,550	3,718,136
Woodward Governor Co.	105,590	4,891,985
Electrical Equipment Total		16,369,827
Machinery – 4.2%
Actuant Corp., Class A	116,144	3,664,343
Barnes Group, Inc.	98,749	2,381,826
Chart Industries, Inc. (a)	49,091	2,267,022

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Fund II

August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Dynamic Materials Corp.	54,757	1,684,873
Lindsay Corp.	23,157	1,896,790
Nordson Corp.	25,036	1,342,681
Wabtec Corp.	131,024	7,739,588
Machinery Total		20,977,123
Marine – 0.6%
Genco Shipping & Trading Ltd.	51,757	3,247,234
Marine Total		3,247,234
Road & Rail – 0.7%
Old Dominion Freight Line, Inc. (a)	105,980	3,525,955
Road & Rail Total		3,525,955
Industrials Total		95,488,958
Information Technology – 22.2%
Communications Equipment – 3.2%
Arris Group, Inc. (a)	220,033	2,081,512
Digi International, Inc. (a)	139,273	1,644,814
Ixia (a)	218,199	1,896,150
Polycom, Inc. (a)	280,900	7,876,436
Riverbed Technology, Inc. (a)	170,710	2,903,777
Communications Equipment Total		16,402,689
Electronic Equipment & Instruments – 2.1%
Brightpoint, Inc. (a)	330,220	2,843,194
Daktronics, Inc.	210,810	3,695,499
Itron, Inc. (a)	39,710	4,113,162
Electronic Equipment & Instruments Total		10,651,855
Internet Software & Services – 3.7%
Digital River, Inc. (a)	34,210	1,496,688
Equinix, Inc. (a)	46,892	3,774,806
GSI Commerce, Inc. (a)	171,880	2,763,830
Sohu.com, Inc. (a)	26,100	1,965,330
Switch & Data Facilities Co., Inc. (a)	251,470	3,641,286
Websense, Inc. (a)	217,110	4,915,370
Internet Software & Services Total		18,557,310
IT Services – 2.2%
CACI International, Inc., Class A (a)	84,810	4,295,627
TeleTech Holdings, Inc. (a)	427,910	6,598,372
IT Services Total		10,893,999
Semiconductors & Semiconductor Equipment – 4.3%
Atheros Communications, Inc. (a)	163,274	5,324,365
Microsemi Corp. (a)	90,110	2,478,025
Monolithic Power Systems, Inc. (a)	143,600	3,499,532
ON Semiconductor Corp. (a)	350,320	3,317,530
Power Integrations, Inc. (a)	121,248	3,568,329

	Shares	Value ($)
Rubicon Technology, Inc. (a)	114,680	1,401,390
Skyworks Solutions, Inc. (a)	203,690	1,975,793
Semiconductors & Semiconductor Equipment Total		21,564,964
Software – 6.7%
Advent Software, Inc. (a)	117,693	5,443,301
ANSYS, Inc. (a)	140,451	6,228,982
Blackboard, Inc. (a)	51,579	2,061,097
BluePhoenix Solutions Ltd. (a)	209,504	1,122,941
Concur Technologies, Inc. (a)	46,520	2,044,554
Informatica Corp. (a)	222,088	3,746,625
Micros Systems, Inc. (a)	125,580	3,870,376
MicroStrategy, Inc., Class A (a)	28,740	1,843,958
Net 1 UEPS Technologies, Inc. (a)	91,075	2,442,631
Nuance Communications, Inc. (a)	153,842	2,430,704
Sybase, Inc. (a)	65,115	2,240,607
Software Total		33,475,776
Information Technology Total		111,546,593
Materials – 3.2%
Chemicals – 1.6%
Koppers Holdings, Inc.	89,676	4,108,057
Terra Industries, Inc.	81,380	4,089,345
Chemicals Total		8,197,402
Containers & Packaging – 1.2%
Greif, Inc., Class A	84,310	5,826,664
Containers & Packaging Total		5,826,664
Metals & Mining – 0.4%
Hecla Mining Co. (a)	258,290	1,813,196
Metals & Mining Total		1,813,196
Materials Total		15,837,262
Telecommunication Services – 1.2%
Diversified Telecommunication Services – 0.4%
tw telecom, Inc. (a)	118,430	1,816,716
Diversified Telecommunication Services Total		1,816,716
Wireless Telecommunication Services – 0.8%
Syniverse Holdings, Inc. (a)	244,826	4,061,664
Wireless Telecommunication Services Total		4,061,664
Telecommunication Services Total		5,878,380

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Fund II

August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Utilities – 0.6%
Electric Utilities – 0.6%
ITC Holdings Corp.	55,780	3,124,238
Electric Utilities Total		3,124,238
Utilities Total		3,124,238
Total Common Stocks (Cost of $455,107,619)		497,356,014
Investment Company – 0.2%
iShares Russell 2000 Growth Index Fund	15,760	1,257,491
Total Investment Company (Cost of $1,230,699)		1,257,491
	Par ($)
Short-Term Obligation – 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due 09/02/08 at 1.930%, collateralized by a U.S. Treasury Obligation maturing 5/15/09, market value of $2,404,706 (repurchase proceeds $2,356,505)	2,356,000	2,356,000
Total Short-Term Obligation (Cost of $2,356,000)		2,356,000
Total Investments – 99.9% (Cost of $458,694,318) (b)		500,969,505
Other Assets & Liabilities, Net – 0.1%		611,659
Net Assets – 100.0%		$501,581,164

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $458,694,318.

At August 31, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Health Care	23.4
Information Technology	22.2
Industrials	19.0
Consumer Discretionary	12.4
Energy	10.2
Financials	4.6
Materials	3.2
Consumer Staples	2.4
Telecommunication Services	1.2
Utilities	0.6
99.2
Investment Company	0.2
Short-Term Obligation	0.5
Other Assets & Liabilities, Net	0.1
100.0

For the six months ended August 31, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 29, 2008	–	$–
Options written	843	119,637
Options terminated in closing purchase transactions	(328)	(11,152)
Options exercised	(515)	(108,485)
Options expired	–	–
Options outstanding at August 31, 2008	–	$–

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Stock Funds

August 31, 2008 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Convertible Securities Fund	Columbia Large Cap Value Fund	Columbia Mid Cap Value Fund	Columbia Small Cap Value Fund II	Columbia Marsico Growth Fund
Assets
Unaffiliated investments, at identified cost	585,013,941	3,033,906,638	4,701,688,227	1,369,346,247	—
Affiliated investments, at identified cost	—	—	—	11,490,891	—
Investment in Master Portfolio, at identified cost	—	—	—	—	4,902,173,084
Repurchase agreements, at identified cost	35,166,000	36,656,000	106,458,000	56,817,000	—
Total investments, at identified cost	620,179,941	3,070,562,638	4,808,146,227	1,437,654,138	4,902,173,084
Unaffiliated investments, at value	591,595,637	3,209,997,857	4,858,714,680	1,408,651,617	—
Affiliated investments, at value	—	—	—	10,548,000	—
Investment in Master Portfolio, at value	—	—	—	—	5,991,532,960
Repurchase agreements, at value	35,166,000	36,656,000	106,458,000	56,817,000	—
Total investments, at value (including securities on loan of $—, $31,153,430, $43,344,000, $—, $—, $102,098,388, $—, $— and $—, respectively)	626,761,637	3,246,653,857	4,965,172,680	1,476,016,617	5,991,532,960
Cash	491	738	419	585	—
Foreign currency (cost of $—, $—, $—, $—, $—, $123,218, $—, $3,323,063 and $—, respectively)	—	—	—	—	—
Receivable for:
Investments sold	9,401,010	7,568,102	—	2,814,440	—
Fund shares sold	47,712	4,036,450	6,640,826	12,485,419	7,993,203
Interest	2,661,871	6,109	111,476	9,470	—
Dividends	557,184	8,639,554	8,634,707	1,741,663	—
Foreign tax reclaim	—	—	—	—	—
Trustees' deferred compensation plan	—	72,880	49,561	—	—
Securities lending income	—	46,680	328,512	—	—
Expense reimbursement due from Investment Advisor	—	—	—	61	—
Other assets	2,103	7,646	7,702	1,431	—
Total Assets	639,432,008	3,267,032,016	4,980,945,883	1,493,069,686	5,999,526,163
Liabilities
Collateral on securities loaned	—	32,653,001	43,875,000	—	—
Written options at value (premium of $341,598, $—, $—, $—, $—, $105,079, $—, $— and $—, respectively)	256,000	—	—	—	—
Payable for:
Investments purchased	1,002,762	6,854,617	7,720,496	16,205,592	—
Fund shares repurchased	920,378	4,752,337	6,228,083	2,704,809	20,062,105
Investment advisory fee	359,559	1,319,600	2,151,342	790,182	—
Administration fee	84,544	444,315	676,474	194,324	608,389
Transfer agent fee	140,613	683,654	1,061,912	288,311	1,487,422
Pricing and bookkeeping fees	13,318	11,894	11,980	11,939	3,167
Trustees' fees	109,352	133,113	51,691	52,645	109,418
Custody fee	397	27,420	13,090	5,574	487
Reports to shareholders	174,874	281,737	—	60,774	249,818
Distribution and service fees	135,476	544,129	822,383	158,975	1,389,487
Chief compliance officer expenses	70	387	254	51	398
Trustees' deferred compensation plan	—	72,880	49,561	—	—
Other liabilities	216,097	73,074	30,304	41,160	33,654
Total Liabilities	3,413,440	47,852,158	62,692,570	20,514,336	23,944,345
Net Assets	636,018,568	3,219,179,858	4,918,253,313	1,472,555,350	5,975,581,818
Net Assets consist of
Paid-in capital	668,251,469	3,249,543,183	4,886,567,567	1,469,017,803	5,496,075,344
Undistributed (overdistributed) net investment income	2,431,090	12,803,315	9,086,168	5,959,007	9,759,087
Accumulated net investment loss	—	—	—	—	—
Accumulated net realized loss	(41,331,285)	(219,257,859)	(134,426,875)	(40,783,939)	(619,612,489)
Unrealized appreciation (depreciation) on:
Investments	6,581,696	176,091,219	157,026,453	38,362,479	1,089,359,876
Foreign currency translations	—	—	—	—	—
Written options	85,598	—	—	—	—
Net Assets	636,018,568	3,219,179,858	4,918,253,313	1,472,555,350	5,975,581,818

See Accompanying Notes to Financial Statements.

	($)	($)	($)	($)
	Columbia Large Cap Core Fund	Columbia Marsico Focused Equities Fund	Columbia Marsico 21st Century Fund	Columbia Small Cap Growth Fund II
Assets
Unaffiliated investments, at identified cost	1,413,508,463	3,274,255,899	5,963,262,874	456,338,318
Affiliated investments, at identified cost	—	—	1,118,231,782	—
Investment in Master Portfolio, at identified cost	—	—	—	—
Repurchase agreements, at identified cost	4,462,000	487,778,000	678,735,000	2,356,000
Total investments, at identified cost	1,417,970,463	3,762,033,899	7,760,229,656	458,694,318
Unaffiliated investments, at value	1,500,595,725	4,057,632,306	6,461,681,100	498,613,505
Affiliated investments, at value	—	—	938,702,075	—
Investment in Master Portfolio, at value	—	—	—	—
Repurchase agreements, at value	4,462,000	487,778,000	678,735,000	2,356,000
Total investments, at value (including securities on loan of $—, $31,153,430, $43,344,000, $—, $—, $102,098,388, $—, $— and $—, respectively)	1,505,057,725	4,545,410,306	8,079,118,175	500,969,505
Cash	237	471	568	58
Foreign currency (cost of $—, $—, $—, $—, $—, $123,218, $—, $3,323,063 and $—, respectively)	116,320	—	3,323,739	—
Receivable for:
Investments sold	—	39,787,648	81,065,792	8,242,890
Fund shares sold	1,604,724	6,134,607	11,495,254	386,376
Interest	744	81,295	113,122	379
Dividends	2,680,160	5,962,257	8,003,911	116,889
Foreign tax reclaim	6,049	—	118,890	—
Trustees' deferred compensation plan	—	—	—	30,354
Securities lending income	104,681	—	—	—
Expense reimbursement due from Investment Advisor	—	—	—	—
Other assets	—	—	69,323	—
Total Assets	1,509,570,640	4,597,376,584	8,183,308,774	509,746,451
Liabilities
Collateral on securities loaned	105,465,761	—	—	—
Written options at value (premium of $341,598, $—, $—, $—, $—, $105,079, $—, $— and $—, respectively)	5,430	—	—	—
Payable for:
Investments purchased	—	554,665	51,241,532	7,177,358
Fund shares repurchased	1,449,496	5,996,767	12,608,313	355,491
Investment advisory fee	660,490	2,417,998	4,137,592	294,565
Administration fee	194,068	859,070	1,512,267	40,322
Transfer agent fee	100,453	1,566,912	1,952,727	59,406
Pricing and bookkeeping fees	12,901	12,226	14,931	9,536
Trustees' fees	94,772	73,850	53,657	64,152
Custody fee	1,668	48,099	190,894	2,921
Reports to shareholders	49,981	455,474	15,927	38,140
Distribution and service fees	44,588	1,113,885	2,422,922	50,435
Chief compliance officer expenses	200	372	304	127
Trustees' deferred compensation plan	—	—	—	30,354
Other liabilities	39,667	50,067	—	42,480
Total Liabilities	108,119,475	13,149,385	74,151,066	8,165,287
Net Assets	1,401,451,165	4,584,227,199	8,109,157,708	501,581,164
Net Assets consist of
Paid-in capital	1,328,916,089	3,865,705,898	8,499,081,525	496,761,116
Undistributed (overdistributed) net investment income	7,566,464	7,398,920	(1,118,778)	—
Accumulated net investment loss	—	—	—	(1,380,726)
Accumulated net realized loss	(22,211,182)	(72,254,026)	(707,701,425)	(36,074,413)
Unrealized appreciation (depreciation) on:
Investments	87,087,262	783,376,407	318,888,519	42,275,187
Foreign currency translations	(7,117)	—	7,867	—
Written options	99,649	—	—	—
Net Assets	1,401,451,165	4,584,227,199	8,109,157,708	501,581,164

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – Stock Funds

August 31, 2008 (Unaudited)

	Columbia Convertible Securities Fund	Columbia Large Cap Value Fund	Columbia Mid Cap Value Fund	Columbia Small Cap Value Fund II	Columbia Marsico Growth Fund
Class A
Net assets	$244,355,655	$1,182,723,955	$1,814,338,553	$472,341,656	$2,889,725,323
Shares outstanding	17,674,592	101,025,298	140,907,786	36,620,995	149,050,478
Net asset value per share (a)	$13.83	$11.71	$12.88	$12.90	$19.39
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (b)	$14.67	$12.42	$13.67	$13.69	$20.57
Class B
Net assets	$58,314,401	$267,364,088	$150,932,497	$5,207,382	$93,340,202
Shares outstanding	4,288,594	23,672,899	11,974,161	421,466	5,197,980
Net asset value and offering price per share (a)	$13.60	$11.29	$12.60	$12.36	$17.96
Class C
Net assets	$31,892,218	$59,624,829	$303,904,140	$51,903,508	$793,531,388
Shares outstanding	2,312,962	5,278,383	24,023,128	4,204,459	44,129,859
Net asset value and offering price per share (a)	$13.79	$11.30	$12.65	$12.34	$17.98
Class R
Net assets	—	$247,079	$244,111,951	$26,443,811	$15,318,204
Shares outstanding	—	21,124	18,968,854	2,059,159	795,952
Net asset value, offering and redemption price per share	—	$11.70	$12.87	$12.84	$19.25
Class Z
Net assets	$301,456,294	$1,709,219,907	$2,404,966,172	$916,658,993	$2,183,666,701
Shares outstanding	21,795,657	145,731,802	186,525,377	70,556,345	110,757,210
Net asset value, offering and redemption price per share	$13.83	$11.73	$12.89	$12.99	$19.72

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

	Columbia Large Cap Core Fund	Columbia Marsico Focused Equities Fund	Columbia Marsico 21st Century Fund	Columbia Small Cap Growth Fund II
Class A
Net assets	$163,986,280	$2,669,038,983	$4,912,402,922	$188,833,270
Shares outstanding	12,483,288	126,077,881	357,899,649	16,436,971
Net asset value per share (a)	$13.14	$21.17	$13.73	$11.49
Maximum sales charge	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (b)	$13.94	$22.46	$14.57	$12.19
Class B
Net assets	$7,709,043	$140,034,799	$201,129,806	$8,267,431
Shares outstanding	608,695	7,144,786	15,441,530	808,661
Net asset value and offering price per share (a)	$12.66	$19.60	$13.03	$10.22
Class C
Net assets	$1,872,440	$480,111,569	$1,378,158,152	$4,300,516
Shares outstanding	147,886	24,421,335	105,828,018	410,520
Net asset value and offering price per share (a)	$12.66	$19.66	$13.02	$10.48
Class R
Net assets	—	—	$63,027,266	—
Shares outstanding	—	—	4,598,577	—
Net asset value, offering and redemption price per share	—	—	$13.71	—
Class Z
Net assets	$1,227,883,402	$1,295,041,848	$1,554,439,562	$300,179,947
Shares outstanding	93,642,100	59,852,539	111,477,687	25,042,972
Net asset value, offering and redemption price per share	$13.11	$21.64	$13.94	$11.99

See Accompanying Notes to Financial Statements.

Statements of Operations – Stock Funds

For the Six Months Ended August 31, 2008 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Convertible Securities Fund	Columbia Large Cap Value Fund	Columbia Mid Cap Value Fund	Columbia Small Cap Value Fund II	Columbia Marsico Growth Fund
Investment Income
Dividends	5,221,428	43,125,006	43,955,932	12,728,992	—
Dividends from affiliates	—	—	—	36,000	—
Interest	6,357,195	395,300	2,224,246	567,607	—
Securities lending	—	796,275	746,388	—	—
Foreign taxes withheld	—	—	—	—	—
Allocated from Master Portfolio:
Dividends	—	—	—	—	44,514,998
Interest	—	—	—	—	4,965,718
Foreign taxes withheld	—	—	—	—	(612,979)
Total Investment Income	11,578,623	44,316,581	46,926,566	13,332,599	48,867,737
Expenses
Expenses allocated from Master Portfolio (a)	—	—	—	—	22,947,261
Investment advisory fee	2,288,618	8,240,411	12,505,094	4,394,279	—
Administration fee	543,039	2,898,853	3,924,636	1,067,922	3,839,484
Distribution fee:
Class B	254,068	1,173,437	634,544	20,176	404,881
Class C	135,283	249,790	1,215,975	195,604	3,282,179
Class R	—	627	189,187	54,306	36,003
Service fee:
Class A	332,944	1,568,739	2,255,084	560,885	3,834,648
Class B	84,696	391,146	209,652	6,726	134,960
Class C	45,178	83,263	402,230	65,201	1,094,060
Transfer agent fee	467,452	2,584,876	2,973,128	648,894	3,226,607
Pricing and bookkeeping fees	77,055	70,552	70,743	70,776	19,000
Trustees' fee	22,264	15,456	11,327	11,310	11,130
Custody fee	16,751	55,620	57,743	21,217	1,776
Chief compliance officer expenses	368	920	1,016	430	1,395
Other expenses	200,920	375,989	490,369	247,372	573,624
Expenses before interest expense	4,468,636	17,709,679	24,940,728	7,365,098	39,407,008
Interest expense	188	—	—	—	—
Total Expenses	4,468,824	17,709,679	24,940,728	7,365,098	39,407,008
Fees waived or expenses reimbursed by investment advisor/administrator	—	(100,823)	—	—	—
Fees waived by Transfer Agent	(94,493)	(732,635)	—	—	(391,962)
Expense reductions	(5,280)	(45,876)	(33,517)	(4,117)	(5,253)
Net Expenses	4,369,051	16,830,345	24,907,211	7,360,981	39,009,793
Net Investment Income (Loss)	7,209,572	27,486,236	22,019,355	5,971,618	9,857,944

(a)  Expenses allocated from Master Portfolio include the Fund's pro-rata portion of the Master Portfolio's investment advisor, administration, pricing and bookkeeping, Trustees' fees and other expenses.

See Accompanying Notes to Financial Statements.

	($)	($)	($)	($)
	Columbia Large Cap Core Fund	Columbia Marsico Focused Equities Fund	Columbia Marsico 21st Century Fund	Columbia Small Cap Growth Fund II
Investment Income
Dividends	14,261,838	32,961,083	44,372,719	1,213,051
Dividends from affiliates	—	—	564,942	—
Interest	93,312	4,300,254	11,808,381	162,298
Securities lending	109,343	—	—	—
Foreign taxes withheld	(125,148)	(334,322)	(1,630,127)	—
Allocated from Master Portfolio:
Dividends	—	—	—	—
Interest	—	—	—	—
Foreign taxes withheld	—	—	—	—
Total Investment Income	14,339,345	36,927,015	55,115,915	1,375,349
Expenses
Expenses allocated from Master Portfolio (a)	—	—	—	—
Investment advisory fee	4,064,478	14,620,243	25,808,904	1,716,288
Administration fee	1,184,441	5,074,060	9,415,670	231,186
Distribution fee:
Class B	39,007	629,782	824,497	32,576
Class C	7,730	1,931,143	5,454,961	15,118
Class R	—	—	144,872	—
Service fee:
Class A	215,091	3,313,250	6,491,865	227,956
Class B	13,055	209,927	274,832	10,859
Class C	2,577	643,714	1,818,320	5,040
Transfer agent fee	967,409	3,273,065	5,258,705	409,920
Pricing and bookkeeping fees	72,121	71,688	74,987	56,388
Trustees' fee	4,913	1,065	5,907	531
Custody fee	16,302	126,793	462,775	12,985
Chief compliance officer expenses	580	1,132	1,602	390
Other expenses	143,066	670,856	921,346	135,146
Expenses before interest expense	6,730,770	30,566,718	56,959,243	2,854,383
Interest expense	208	—	—	194
Total Expenses	6,730,978	30,566,718	56,959,243	2,854,577
Fees waived or expenses reimbursed by investment advisor/administrator	—	(212,554)	(394,086)	—
Fees waived by Transfer Agent	—	(851,240)	(818,181)	(96,310)
Expense reductions	(4,052)	(10,862)	(6,525)	(23,216)
Net Expenses	6,726,926	29,492,062	55,740,451	2,735,051
Net Investment Income (Loss)	7,612,419	7,434,953	(624,536)	(1,359,702)

See Accompanying Notes to Financial Statements.

Statements of Operations (continued) – Stock Funds

For the Six Months Ended August 31, 2008 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Convertible Securities Fund	Columbia Large Cap Value Fund	Columbia Mid Cap Value Fund	Columbia Small Cap Value Fund II	Columbia Marsico Growth Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, and Written Options:
Net realized gain (loss) on:
Unaffiliated investments	(41,203,556)	(112,738,286)	(54,559,321)	(26,764,811)	—
Affiliated investments	—	—	—	—	—
Foreign currency transactions	(43,245)	—	(741)	—	—
Written options	56,096	(1,424,615)	5,444,600	—	—
Allocated from Master Portfolio:
Investments	—	—	—	—	(413,079,655)
Foreign currency transactions	—	—	—	—	41,885
Net realized loss	(41,190,705)	(114,162,901)	(49,115,462)	(26,764,811)	(413,037,770)
Net change in unrealized appreciation (depreciation) on:
Investments	263,632	(77,751,501)	(64,555,974)	87,409,892	—
Foreign currency translations	2	—	—	—	—
Written options	85,598	—	—	—	—
Allocated from Master Portfolio:
Investments	—	—	—	—	126,385,702
Net change in unrealized appreciation (depreciation)	349,232	(77,751,501)	(64,555,974)	87,409,892	126,385,702
Net Gain (Loss)	(40,841,473)	(191,914,402)	(113,671,436)	60,645,081	(286,652,068)
Net Increase (Decrease) Resulting from Operations	(33,631,901)	(164,428,166)	(91,652,081)	66,616,699	(276,794,124)

See Accompanying Notes to Financial Statements.

	($)	($)	($)	($)
	Columbia Large Cap Core Fund	Columbia Marsico Focused Equities Fund	Columbia Marsico 21st Century Fund	Columbia Small Cap Growth Fund II
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, and Written Options:
Net realized gain (loss) on:
Unaffiliated investments	(21,688,971)	(53,050,674)	(558,841,625)	(11,465,798)
Affiliated investments	—	—	(83,384,202)	—
Foreign currency transactions	(30,348)	6,566	(277,387)	—
Written options	939,768	—	—	85,197
Allocated from Master Portfolio:
Investments	—	—	—	—
Foreign currency transactions	—	—	—	—
Net realized loss	(20,779,551)	(53,044,108)	(642,503,214)	(11,380,601)
Net change in unrealized appreciation (depreciation) on:
Investments	(14,734,073)	(50,748,224)	122,619,024	53,333,500
Foreign currency translations	(7,117)	—	(45,152)	—
Written options	80,079	—	—	—
Allocated from Master Portfolio:
Investments	—	—	—	—
Net change in unrealized appreciation (depreciation)	(14,661,111)	(50,748,224)	122,573,872	53,333,500
Net Gain (Loss)	(35,440,662)	(103,792,332)	(519,929,342)	41,952,899
Net Increase (Decrease) Resulting from Operations	(27,828,243)	(96,357,379)	(520,553,878)	40,593,197

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Stock Funds

Increase (Decrease) in Net Assets	Columbia Convertible Securities Fund		Columbia Large Cap Value Fund
	(Unaudited) Six Months Ended August 31, 2008 ($)	Year Ended February 29, 2008 ($)	(Unaudited) Six Months Ended August 31, 2008 ($)	Year Ended February 29, 2008 ($)
Operations
Net investment income	7,209,572	18,807,277	27,486,236	58,979,507
Net realized gain (loss) on investments, foreign currency transactions and written options	(41,190,705)	76,809,060	(114,162,901)	176,760,167
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	349,232	(84,485,787)	(77,751,501)	(512,655,679)
Net Increase (Decrease) Resulting from Operations	(33,631,901)	11,130,550	(164,428,166)	(276,916,005)
Distributions to Shareholders
From net investment income:
Class A	(2,503,821)	(7,102,330)	(8,036,662)	(20,315,665)
Class B	(385,926)	(1,392,641)	(838,624)	(3,512,010)
Class C	(202,884)	(718,576)	(178,275)	(642,491)
Class R	—	—	(1,280)	(203)
Class Z	(3,776,860)	(13,568,291)	(14,276,372)	(38,940,277)
From net realized gains:
Class A	(4,064,506)	(25,069,229)	—	(152,456,911)
Class B	(1,034,439)	(7,221,483)	—	(51,804,513)
Class C	(550,003)	(3,680,029)	—	(9,707,160)
Class R	—	—	—	(2,299)
Class Z	(5,220,906)	(41,462,573)	—	(246,418,961)
Total Distributions to Shareholders	(17,739,345)	(100,215,152)	(23,331,213)	(523,800,490)
Net Capital Share Transactions	(88,197,878)	(226,661,887)	(178,348,391)	124,396,100
Net Increase (Decrease) in Net Assets	(139,569,124)	(315,746,489)	(366,107,770)	(676,320,395)
Net Assets
Beginning of period	775,587,692	1,091,334,181	3,585,287,628	4,261,608,023
End of period	636,018,568	775,587,692	3,219,179,858	3,585,287,628
Undistributed (overdistributed) net investment income (loss), at end of period	2,431,090	2,091,009	12,803,315	8,648,292

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia Mid Cap Value Fund
	(Unaudited) Six Months Ended August 31, 2008 ($)	Year Ended February 29, 2008 ($)
Operations
Net investment income	22,019,355	36,652,784
Net realized gain (loss) on investments, foreign currency transactions and written options	(49,115,462)	(19,481,615)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	(64,555,974)	(428,629,886)
Net Increase (Decrease) Resulting from Operations	(91,652,081)	(411,458,717)
Distributions to Shareholders
From net investment income:
Class A	(4,349,789)	(16,143,151)
Class B	(4,701)	(681,123)
Class C	(9,933)	(1,025,280)
Class R	(86,547)	(180,097)
Class Z	(8,434,124)	(25,696,921)
From net realized gains:
Class A	—	(88,780,917)
Class B	—	(13,539,824)
Class C	—	(17,827,694)
Class R	—	(1,034,990)
Class Z	—	(113,230,299)
Total Distributions to Shareholders	(12,885,094)	(278,140,296)
Net Capital Share Transactions	692,364,528	1,453,561,785
Net Increase (Decrease) in Net Assets	587,827,353	763,962,772
Net Assets
Beginning of period	4,330,425,960	3,566,463,188
End of period	4,918,253,313	4,330,425,960
Undistributed (overdistributed) net investment income (loss), at end of period	9,086,168	(48,093)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Stock Funds

Increase (Decrease) in Net Assets	Columbia Small Cap Value Fund II		Columbia Marsico Growth Fund
	(Unaudited) Six Months Ended August 31, 2008 ($)	Year Ended February 29, 2008 ($)	(Unaudited) Six Months Ended August 31, 2008 ($)		Period April 1, 2007 through February 29, 2008 (a)($)		Year Ended March 31, 2007 (b)(c)($)
Operations
Net investment income (loss)	5,971,618	4,696,114	9,857,944		15,225,103		(2,372,427)
Net realized gain (loss) on investments, foreign currency transactions and written options	(26,764,811)	6,228,088	(413,037,770	)(d)	(29,841,908	)(d)	14,262,414	(d)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	87,409,892	(118,437,521)	126,385,702	(d)	(19,917,690	)(d)	182,981,005	(d)
Net Increase (Decrease) Resulting from Operations	66,616,699	(107,513,319)	(276,794,124)		(34,534,495)		194,870,992
Distributions to Shareholders
From net investment income:
Class A	—	(1,007,789)	(1,121,074)		(1,572,499)		—
Class B	—	—	—		—		—
Class C	—	—	—		—		—
Class R	—	(9,454)	—		—		—
Class Z	(340,012)	(3,047,689)	(7,079,243)		(5,520,020)		—
From net realized gains:
Class A	—	(9,010,697)	—		—		—
Class B	—	(170,971)	—		—		—
Class C	—	(1,232,463)	—		—		—
Class R	—	(226,728)	—		—		—
Class Z	—	(16,911,273)	—		—		—
Total Distributions to Shareholders	(340,012)	(31,617,064)	(8,200,317)		(7,092,519)		—
Net Capital Share Transactions	318,159,194	693,036,135	(120,483,247)		700,693,005		1,245,140,560
Net Increase (Decrease) in Net Assets	384,435,881	553,905,752	(405,477,688)		659,065,991		1,440,011,552
Net Assets
Beginning of period	1,088,119,469	534,213,717	6,381,059,506		5,721,993,515		4,281,981,963
End of period	1,472,555,350	1,088,119,469	5,975,581,818		6,381,059,506		5,721,993,515
Undistributed net investment income, at end of period	5,959,007	327,401	9,759,087		8,101,460		—

(a)  The Fund changed its fiscal year end from March 31 to February 29.

(b)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A Shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(c)  Class R shares commenced operations on January 23, 2006.

(d)  Allocated from Master Portfolio.

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia Large Cap Core Fund
	(Unaudited) Six Months Ended August 31, 2008 ($)	Period April 1, 2007 through February 29, 2008 (a)($)		Year Ended March 31, 2007 ($)
Operations
Net investment income (loss)	7,612,419	15,735,065		19,077,951
Net realized gain (loss) on investments, foreign currency transactions and written options	(20,779,551)	88,047,468	(d)	99,693,173 (d)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	(14,661,111)	(125,208,595	)(d)	67,700,837 (d)
Net Increase (Decrease) Resulting from Operations	(27,828,243)	(21,426,062)		186,471,961
Distributions to Shareholders
From net investment income:
Class A	—	(1,681,067)		(1,217,262)
Class B	—	(3,091)		—
Class C	—	(421)		—
Class R	—	—		—
Class Z	(3,155,259)	(18,855,818)		(14,355,861)
From net realized gains:
Class A	(3,135,999)	(9,451,221)		—
Class B	(178,970)	(975,308)		—
Class C	(38,993)	(127,164)		—
Class R	—	—		—
Class Z	(23,631,657)	(71,674,414)		—
Total Distributions to Shareholders	(30,140,878)	(102,768,504)		(15,573,123)
Net Capital Share Transactions	(14,161,145)	(100,015,556)		(67,657,359)
Net Increase (Decrease) in Net Assets	(72,130,266)	(224,210,122)		103,241,479
Net Assets
Beginning of period	1,473,581,431	1,697,791,553		1,594,550,074
End of period	1,401,451,165	1,473,581,431		1,697,791,553
Undistributed net investment income, at end of period	7,566,464	3,109,304		7,923,504

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Stock Funds

Increase (Decrease) in Net Assets	Columbia Marsico Focused Equities Fund					Columbia Marsico 21st Century Fund
	(Unaudited) Six Months Ended August 31, 2008 ($)	Period April 1, 2007 through February 29, 2008 (a)($)		Year Ended March 31, 2007 ($)		(Unaudited) Six Months Ended August 31, 2008 ($)	Year Ended February 29 2008 ($)
Operations
Net investment income (loss)	7,434,953	1,932,428		(12,083,552)		(624,536)	3,713,568
Net realized gain (loss) on investments, foreign currency transactions and written options	(53,044,108)	260,532,250	(b)	108,564,189	(b)	(642,503,214)	95,361,757
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(50,748,224)	(264,190,430	)(b)	50,550,519	(b)	122,573,872	(101,168,377)
Net Increase (Decrease) Resulting from Operations	(96,357,379)	(1,725,752)		147,031,156		(520,553,878)	(2,093,052)
Distributions to Shareholders
From net investment income:
Class Z	(1,127,482)	—		—		—	—
From net realized gains:
Class A	—	(29,557,009)		—		—	(144,234,091)
Class B	—	(2,999,444)		—		—	(7,389,354)
Class C	—	(6,618,301)		—		—	(40,106,834)
Class R	—	—		—		—	(862,368)
Class Z	—	(15,214,419)		—		—	(40,716,151)
From return of capital:
Class A	—	—		—		—	(7,088,885)
Class B	—	—		—		—	(356,841)
Class C	—	—		—		—	(1,863,945)
Class R	—	—		—		—	(40,179)
Class Z	—	—		—		—	(2,037,395)
Total Distributions to Shareholders	(1,127,482)	(54,389,173)		—		—	(244,696,043)
Net Capital Share Transactions	153,162,370	(82,873,771)		394,435,941		256,799,245	4,589,786,604
Redemption Fees	—	—		—		4,836	—
Net Increase (Decrease) in Net Assets	55,677,509	(138,988,696)		541,467,097		(263,749,797)	4,342,997,509
Net Assets
Beginning of period	4,528,549,690	4,667,538,386		4,126,071,289		8,372,907,505	4,029,909,996
End of period	4,584,227,199	4,528,549,690		4,667,538,386		8,109,157,708	8,372,907,505
Undistributed (overdistributed) net investment income, at end of period	7,398,920	1,091,449		—		(1,118,778)	(494,242)
Accumulated net investment loss, at end of period	—	—		—		—	—

(a)  The Fund changed its fiscal year end from March 31 to February 29.

(b)  Allocated from Master Portfolio.

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia Small Cap Growth Fund II
	(Unaudited) Six Months Ended August 31, 2008 ($)	Period April 1, 2007 through February 29, 2008 (a)($)		Year Ended March 31, 2007 ($)
Operations
Net investment income (loss)	(1,359,702)	(3,901,658)		(3,524,413)
Net realized gain (loss) on investments, foreign currency transactions and written options	(11,380,601)	65,006,047	(b)	80,035,024	(b)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	53,333,500	(83,341,513	)(b)	(56,894,366	)(b)
Net Increase (Decrease) Resulting from Operations	40,593,197	(22,237,124)		19,616,245
Distributions to Shareholders
From net investment income:
Class Z	—	—		—
From net realized gains:
Class A	—	(39,414,514)		(35,804,093)
Class B	—	(2,330,413)		(3,314,131)
Class C	—	(911,125)		(1,015,314)
Class R	—	—		—
Class Z	—	(69,034,420)		(67,841,701)
From return of capital:
Class A	—	(307,541)		—
Class B	—	(25,269)		—
Class C	—	(7,626)		—
Class R	—	—		—
Class Z	—	(526,879)		—
Total Distributions to Shareholders	—	(112,557,787)		(107,975,239)
Net Capital Share Transactions	(5,460,756)	(2,193,983)		211,423,714
Redemption Fees	—	—		—
Net Increase (Decrease) in Net Assets	35,132,441	(136,988,894)		123,064,720
Net Assets
Beginning of period	466,448,723	603,437,617		480,372,897
End of period	501,581,164	466,448,723		603,437,617
Undistributed (overdistributed) net investment income, at end of period	—	—		—
Accumulated net investment loss, at end of period	(1,380,726)	(21,024)		(21,025)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Convertible Securities Fund
	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	759,435	11,189,932	1,194,127	19,865,254
Distributions reinvested	405,374	5,947,269	1,800,972	28,979,125
Redemptions	(1,901,115)	(27,739,141)	(4,323,102)	(71,548,751)
Net Decrease	(736,306)	(10,601,940)	(1,328,003)	(22,704,372)
Class B
Subscriptions	22,635	320,246	103,277	1,685,398
Distributions reinvested	83,644	1,209,104	463,181	7,335,277
Redemptions	(870,075)	(12,479,174)	(1,582,848)	(25,763,614)
Net Decrease	(763,796)	(10,949,824)	(1,016,390)	(16,742,939)
Class C
Subscriptions	71,083	1,046,721	254,369	4,173,628
Distributions reinvested	27,188	398,438	140,312	2,251,244
Redemptions	(363,466)	(5,277,242)	(1,001,300)	(16,514,647)
Net Decrease	(265,195)	(3,832,083)	(606,619)	(10,089,775)
Class Z
Subscriptions	1,045,602	15,025,875	2,529,928	40,288,815
Distributions reinvested	170,488	2,501,487	950,909	15,265,535
Redemptions	(5,501,985)	(80,341,393)	(14,163,418)	(232,679,151)
Net Decrease	(4,285,895)	(62,814,031)	(10,682,581)	(177,124,801)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Large Cap Value Fund
	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	9,995,731	122,163,615	22,243,412	328,672,241
Distributions reinvested	625,043	7,638,352	11,396,499	164,077,105
Redemptions	(11,641,913)	(141,693,411)	(19,453,404)	(285,116,282)
Net Increase (Decrease)	(1,021,139)	(11,891,444)	14,186,507	207,633,064
Class B
Subscriptions	173,779	2,075,113	526,982	7,645,706
Distributions reinvested	64,940	765,410	3,638,150	50,781,585
Redemptions	(5,567,517)	(65,383,516)	(13,091,406)	(186,861,514)
Net Decrease	(5,328,798)	(62,542,993)	(8,926,274)	(128,434,223)
Class C
Subscriptions	98,547	1,168,499	353,843	4,995,046
Distributions reinvested	12,942	152,574	639,867	8,915,073
Redemptions	(727,880)	(8,533,850)	(1,539,169)	(21,876,113)
Net Decrease	(616,391)	(7,212,777)	(545,459)	(7,965,994)
Class R
Subscriptions	3,352	41,091	18,735	231,914
Distributions reinvested	105	1,280	177	2,502
Redemptions	(1,400)	(17,625)	(596)	(7,568)
Net Increase	2,057	24,746	18,316	226,848
Class Z
Subscriptions	7,575,070	92,552,063	22,337,178	324,629,741
Distributions reinvested	622,065	7,616,015	10,484,152	151,158,304
Redemptions	(16,197,090)	(196,894,001)	(29,041,302)	(422,851,640)
Net Increase (Decrease)	(7,999,955)	(96,725,923)	3,780,028	52,936,405

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Mid Cap Value Fund
	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	32,924,154	439,600,404	64,975,385	979,757,519
Distributions reinvested	282,872	3,763,712	6,052,841	92,487,165
Redemptions	(20,188,068)	(267,637,574)	(28,390,287)	(421,608,056)
Net Increase	13,018,958	175,726,542	42,637,939	650,636,628
Class B
Subscriptions	255,062	3,323,137	1,273,786	19,233,284
Distributions reinvested	329	4,269	865,521	13,021,755
Redemptions	(2,208,915)	(28,650,809)	(5,290,636)	(78,141,175)
Net Decrease	(1,953,524)	(25,323,403)	(3,151,329)	(45,886,136)
Class C
Subscriptions	2,815,116	36,918,875	11,723,200	176,273,782
Distributions reinvested	532	6,986	870,816	13,117,454
Redemptions	(3,449,337)	(44,594,228)	(4,554,756)	(66,160,887)
Net Increase (Decrease)	(633,689)	(7,668,367)	8,039,260	123,230,349
Class R
Subscriptions	16,254,402	212,309,295	3,645,901	54,054,076
Distributions reinvested	6,061	80,914	77,728	1,177,061
Redemptions	(819,778)	(10,756,371)	(677,938)	(10,031,589)
Net Increase	15,440,685	201,633,838	3,045,691	45,199,548
Class Z
Subscriptions	43,599,821	581,657,765	67,967,013	1,018,740,348
Distributions reinvested	397,519	5,280,379	5,337,007	81,528,741
Redemptions	(18,078,589)	(238,942,226)	(28,106,338)	(419,887,693)
Net Increase	25,918,751	347,995,918	45,197,682	680,381,396

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Small Cap Value Fund II
	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	12,470,549	158,626,639	27,644,028	380,355,429
Distributions reinvested	3	35	561,873	7,751,541
Redemptions	(5,990,304)	(76,318,621)	(6,618,760)	(90,027,146)
Net Increase	6,480,248	82,308,053	21,587,141	298,079,824
Class B
Subscriptions	18,261	220,581	248,850	3,364,906
Distributions reinvested	—	—	11,796	157,652
Redemptions	(43,729)	(528,852)	(93,109)	(1,229,245)
Net Increase (Decrease)	(25,468)	(308,271)	167,537	2,293,313
Class C
Subscriptions	671,797	8,149,755	2,947,430	39,462,802
Distributions reinvested	—	—	45,580	604,842
Redemptions	(413,961)	(5,039,850)	(317,833)	(4,078,404)
Net Increase	257,836	3,109,905	2,675,177	35,989,240
Class R
Subscriptions	1,130,760	14,310,348	1,169,425	15,776,792
Distributions reinvested	—	—	15,561	212,396
Redemptions	(209,456)	(2,643,144)	(172,033)	(2,308,360)
Net Increase	921,304	11,667,204	1,012,953	13,680,828
Class Z
Subscriptions	24,217,608	309,752,123	35,179,843	479,780,580
Distributions reinvested	17,213	225,150	900,560	12,478,370
Redemptions	(6,945,738)	(88,594,970)	(11,005,425)	(149,266,020)
Net Increase	17,289,083	221,382,303	25,074,978	342,992,930

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Marsico Growth Fund
	(Unaudited) Six Months Ended August 31, 2008		Period April 1, 2007 through February 29, 2008 (a)		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	20,132,428	407,892,980	45,928,245	995,567,639	60,395,634	1,171,277,592
Distributions reinvested	41,341	850,804	50,829	1,183,799	—	—
Redemptions	(20,356,026)	(409,367,562)	(29,470,460)	(639,137,133)	(27,890,172)	(541,450,685)
Net Increase (Decrease)	(182,257)	(623,778)	16,508,614	357,614,305	32,505,462	629,826,907
Class B
Subscriptions	148,483	2,809,212	600,243	12,206,192	1,079,970	19,644,631
Redemptions	(1,232,437)	(22,968,106)	(2,613,943)	(52,536,957)	(3,586,506)	(65,140,241)
Net Decrease	(1,083,954)	(20,158,894)	(2,013,700)	(40,330,765)	(2,506,536)	(45,495,610)
Class C
Subscriptions	2,574,774	48,678,017	9,970,602	203,018,671	13,248,498	242,642,650
Redemptions	(5,694,493)	(106,284,554)	(6,688,612)	(134,818,959)	(6,172,836)	(112,412,407)
Net Increase (Decrease)	(3,119,719)	(57,606,537)	3,281,990	68,199,712	7,075,662	130,230,243
Class R
Subscriptions	268,807	5,443,007	580,363	12,552,740	218,904	4,295,458
Redemptions	(61,942)	(1,242,510)	(173,463)	(3,806,171)	(37,235)	(736,233)
Net Increase	206,865	4,200,497	406,900	8,746,569	181,669	3,559,225
Class Z
Subscriptions	13,603,618	279,000,201	31,073,560	687,219,506	38,387,022	763,389,561
Distributions reinvested	163,845	3,427,640	100,711	2,387,847	—	—
Redemptions	(16,212,554)	(328,722,376)	(17,304,037)	(383,144,169)	(12,037,095)	(236,369,766)
Net Increase (Decrease)	(2,445,091)	(46,294,535)	13,870,234	306,463,184	26,349,927	527,019,795

(a)  The Fund changed its fiscal year end from March 31 to February 29.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Large Cap Core Fund
	(Unaudited) Six Months Ended August 31, 2008		Period April 1, 2007 through February 29, 2008 (a)		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	583,616	7,909,581	918,012	14,139,949	590,121	8,241,999
Distributions reinvested	221,036	3,003,877	682,527	10,557,341	80,749	1,156,423
Redemptions	(950,524)	(12,936,732)	(2,038,612)	(31,322,586)	(2,687,393)	(37,631,283)
Net Decrease	(145,872)	(2,023,274)	(438,073)	(6,625,296)	(2,016,523)	(28,232,861)
Class B
Subscriptions	10,397	137,657	47,105	695,233	65,903	892,588
Distributions reinvested	12,581	165,189	60,149	903,340	—	—
Redemptions	(415,351)	(5,461,800)	(879,369)	(13,063,805)	(729,002)	(9,921,962)
Net Decrease	(392,373)	(5,158,954)	(772,115)	(11,465,232)	(663,099)	(9,029,374)
Class C
Subscriptions	6,135	82,168	24,384	358,299	109,510	1,482,121
Distributions reinvested	2,516	33,011	7,605	114,080	—	—
Redemptions	(24,639)	(322,829)	(661,122)	(9,695,068)	(400,084)	(5,474,022)
Net Decrease	(15,988)	(207,650)	(629,133)	(9,222,689)	(290,574)	(3,991,901)
Class Z
Subscriptions	4,294,716	58,428,906	12,194,717	184,300,348	12,410,783	174,002,439
Distributions reinvested	1,018,753	13,814,290	2,896,715	44,762,872	279,199	3,925,475
Redemptions	(5,813,208)	(79,014,463)	(19,516,526)	(301,765,559)	(14,782,222)	(204,331,137)
Net Decrease	(499,739)	(6,771,267)	(4,425,094)	(72,702,339)	(2,092,240)	(26,403,223)

(a)  The Fund changed its fiscal year end from March 31 to February 29.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Marsico Focused Equities Fund
	(Unaudited) Six Months Ended August 31, 2008		Period April 1, 2007 through February 29, 2008 (a)		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	23,499,715	508,523,981	34,171,399	792,922,966	44,224,369	927,566,929
Distributions reinvested	—	—	821,737	20,600,955	—	—
Redemptions	(14,350,304)	(310,475,988)	(32,154,427)	(739,761,837)	(27,805,936)	(584,078,634)
Net Increase	9,149,411	198,047,993	2,838,709	73,762,084	16,418,433	343,488,295
Class B
Subscriptions	109,518	2,201,326	428,221	9,263,287	680,653	13,377,347
Distributions reinvested	—	—	92,818	2,166,374	—	—
Redemptions	(2,738,571)	(54,635,293)	(7,826,138)	(168,492,556)	(9,211,930)	(182,050,208)
Net Decrease	(2,629,053)	(52,433,967)	(7,305,099)	(157,062,895)	(8,531,277)	(168,672,861)
Class C
Subscriptions	1,197,384	24,260,496	3,991,988	87,040,989	7,103,099	140,691,307
Distributions reinvested	—	—	112,348	2,630,064	—	—
Redemptions	(2,744,461)	(55,155,477)	(6,585,137)	(141,732,279)	(5,305,846)	(104,879,402)
Net Increase (Decrease)	(1,547,077)	(30,894,981)	(2,480,801)	(52,061,226)	1,797,253	35,811,905
Class Z
Subscriptions	9,561,664	215,178,462	14,157,469	336,948,705	16,645,474	358,425,223
Distributions reinvested	35,514	799,788	426,797	10,921,748	—	—
Redemptions	(8,013,077)	(177,534,925)	(12,455,469)	(295,382,187)	(8,191,907)	(174,616,621)
Net Increase	1,584,101	38,443,325	2,128,797	52,488,266	8,453,567	183,808,602

(a)  The Fund changed its fiscal year end from March 31 to February 29.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Marsico 21st Century Fund
	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	61,476,457	889,156,497	218,471,779	3,382,791,885
Distributions reinvested	—	—	8,021,537	131,190,508
Redemptions	(51,507,411)	(729,294,527)	(51,789,903)	(801,953,279)
Net Increase	9,969,046	159,861,970	174,703,413	2,712,029,114
Class B
Subscriptions	1,722,027	23,734,580	6,350,469	94,797,703
Distributions reinvested	—	—	410,465	6,404,466
Redemptions	(2,911,421)	(39,555,830)	(2,305,121)	(34,211,051)
Net Increase (Decrease)	(1,189,394)	(15,821,250)	4,455,813	66,991,118
Class C
Subscriptions	14,021,007	193,795,884	61,166,392	916,871,861
Distributions reinvested	—	—	1,714,146	26,823,520
Redemptions	(10,525,890)	(141,405,469)	(8,021,346)	(119,017,169)
Net Increase	3,495,117	52,390,415	54,859,192	824,678,212
Class R
Subscriptions	1,923,745	27,472,772	3,554,488	56,369,041
Distributions reinvested	—	—	49,206	816,311
Redemptions	(609,481)	(8,639,911)	(626,250)	(9,935,990)
Net Increase	1,314,264	18,832,861	2,977,444	47,249,362
Class Z
Subscriptions	29,011,237	424,297,200	71,559,002	1,138,361,056
Distributions reinvested	—	—	1,668,109	27,797,736
Redemptions	(26,884,719)	(382,761,951)	(14,566,510)	(227,319,994)
Net Increase	2,126,518	41,535,249	58,660,601	938,838,798

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Small Cap Growth Fund II
	(Unaudited) Six Months Ended August 31, 2008		Period April 1, 2007 through February 29, 2008 (a)		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,080,398	12,057,496	674,818	9,015,261	846,115	12,194,803
Proceeds received in connection with merger	—	—	—	—	5,195,908	68,880,727
Distributions reinvested	—	—	2,933,444	37,391,410	2,521,813	33,418,724
Redemptions	(1,077,013)	(11,784,044)	(2,206,733)	(29,658,542)	(2,119,338)	(30,091,164)
Net Increase	3,385	273,452	1,401,529	16,748,129	6,444,498	84,403,090
Class B
Subscriptions	24,176	242,863	30,449	383,220	45,625	643,544
Proceeds received in connection with merger	—	—	—	—	164,721	2,001,422
Distributions reinvested	—	—	185,173	2,114,074	243,591	2,943,154
Redemptions	(188,416)	(1,835,886)	(285,389)	(3,412,264)	(412,258)	(5,316,334)
Net Increase (Decrease)	(164,240)	(1,593,023)	(69,767)	(914,970)	41,679	271,786
Class C
Subscriptions	101,684	1,023,968	99,669	1,257,806	99,293	1,297,619
Proceeds received in connection with merger	—	—	—	—	63,412	784,361
Distributions reinvested	—	—	54,572	637,339	51,267	632,012
Redemptions	(72,557)	(730,491)	(165,275)	(2,018,570)	(91,917)	(1,195,372)
Net Increase (Decrease)	29,127	293,477	(11,034)	(123,425)	122,055	1,518,620
Class Z
Subscriptions	1,979,421	22,715,861	4,677,412	65,149,293	4,060,420	57,665,124
Proceeds received in connection with merger	—	—	—	—	8,210,911	112,435,820
Distributions reinvested	—	—	2,121,835	28,157,140	1,389,406	19,020,642
Redemptions	(2,353,314)	(27,150,523)	(7,836,611)	(111,210,150)	(4,310,537)	(63,891,368)
Net Increase (Decrease)	(373,893)	(4,434,662)	(1,037,364)	(17,903,717)	9,350,200	125,230,218

(a)  The Fund changed its fiscal year end from March 31 to February 29.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$14.90		$16.62		$17.59		$17.35		$17.33		$13.77		$16.02
Income from Investment Operations:
Net investment income (c)	0.15		0.32		0.35		0.41		0.43		0.47		0.47
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.85)		(0.27)		0.91		1.32		0.24		3.53		(2.25)
Total from Investment Operations	(0.70)		0.05		1.26		1.73		0.67		4.00		(1.78)
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.38)		(0.43)		(0.42)		(0.50)		(0.44)		(0.47)
From net realized gains	(0.23)		(1.39)		(1.80)		(1.07)		(0.15)		—		—
Total Distributions to Shareholders	(0.37)		(1.77)		(2.23)		(1.49)		(0.65)		(0.44)		(0.47)
Net Asset Value, End of Period	$13.83		$14.90		$16.62		$17.59		$17.35		$17.33		$13.77
Total return (d)	(4.85	)%(e)(f)	(0.22	)%(e)	7.96	%(e)(f)	10.54	%(e)	3.87	%(e)	29.32	%(e)	(11.18)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.23	%(h)	1.18%		1.16	%(h)	1.09%		1.16%		1.19	%(i)	1.22%
Interest expense (j)	—	%(h)	—%		—	%(h)	—%		—%		—%		—%
Net expenses (g)	1.23	%(h)	1.18%		1.16	%(h)	1.09%		1.16%		1.19	%(i)	1.22%
Waiver/Reimbursement	0.02	%(h)	0.01%		0.01	%(h)	0.06	%(k)	0.03	%(k)	0.03	%(k)	—
Net investment income (g)	2.00	%(h)	1.91%		2.25	%(h)	2.39%		2.50%		2.94%		3.34%
Portfolio turnover rate	42	%(f)	77%		44	%(f)	40%		37%		91%		57%
Net assets, end of period (000's)	$244,356		$274,370		$328,023		$352,010		$373,390		$398,485		$292,622

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%,-% and 0.01% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$14.66		$16.37		$17.38		$17.16		$17.15		$13.64		$15.88
Income from Investment Operations:
Net investment income (c)	0.09		0.19		0.23		0.28		0.30		0.35		0.36
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.84)		(0.26)		0.90		1.30		0.23		3.48		(2.24)
Total from Investment Operations	(0.75)		(0.07)		1.13		1.58		0.53		3.83		(1.88)
Less Distributions to Shareholders:
From net investment income	(0.08)		(0.25)		(0.34)		(0.29)		(0.37)		(0.32)		(0.36)
From net realized gains	(0.23)		(1.39)		(1.80)		(1.07)		(0.15)		—		—
Total Distributions to Shareholders	(0.31)		(1.64)		(2.14)		(1.36)		(0.52)		(0.32)		(0.36)
Net Asset Value, End of Period	$13.60		$14.66		$16.37		$17.38		$17.16		$17.15		$13.64
Total return (d)	(5.23	)%(e)(f)	(0.92	)%(e)	7.19	%(e)(f)	9.72	%(e)	3.08	%(e)	28.30	%(e)	(11.83)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.98	%(h)	1.93%		1.91	%(h)	1.84%		1.91%		1.94	%(i)	1.97%
Interest expense (j)	—	%(h)	—%		—	%(h)	—%		—%		—%		—%
Net expenses (g)	1.98	%(h)	1.93%		1.91	%(h)	1.84%		1.91%		1.94	%(i)	1.97%
Waiver/Reimbursement	0.02	%(h)	0.01%		0.01	%(h)	0.06	%(k)	0.03	%(k)	0.03	%(k)	—
Net investment income (g)	1.24	%(h)	1.16%		1.50	%(h)	1.64%		1.75%		2.19%		2.59%
Portfolio turnover rate	42	%(f)	77%		44	%(f)	40%		37%		91%		57%
Net assets, end of period (000's)	$58,314		$74,074		$99,360		$116,566		$143,194		$154,322		$111,468

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%,-% and 0.01% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$14.86		$16.58		$17.57		$17.34		$17.31		$13.77		$16.04
Income from Investment Operations:
Net investment income (c)	0.09		0.19		0.23		0.28		0.30		0.35		0.36
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.85)		(0.27)		0.92		1.31		0.25		3.52		(2.26)
Total from Investment Operations	(0.76)		(0.08)		1.15		1.59		0.55		3.87		(1.90)
Less Distributions to Shareholders:
From net investment income	(0.08)		(0.25)		(0.34)		(0.29)		(0.37)		(0.33)		(0.37)
From net realized gains	(0.23)		(1.39)		(1.80)		(1.07)		(0.15)		—		—
Total Distributions to Shareholders	(0.31)		(1.64)		(2.14)		(1.36)		(0.52)		(0.33)		(0.37)
Net Asset Value, End of Period	$13.79		$14.86		$16.58		$17.57		$17.34		$17.31		$13.77
Total return (d)	(5.23	)%(e)(f)	(0.97	)%(e)	7.23	%(e)(f)	9.68	%(e)	3.16	%(e)	28.31	%(e)	(11.89)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.98	%(h)	1.93%		1.91	%(h)	1.84%		1.91%		1.94	%(i)	1.97%
Interest expense (j)	—	%(h)	—%		—	%(h)	—%		—%		—%		—%
Net expenses (g)	1.98	%(h)	1.93%		1.91	%(h)	1.84%		1.91%		1.94	%(i)	1.97%
Waiver/Reimbursement	0.02	%(h)	0.01%		0.01	%(h)	0.06	%(k)	0.03	%(k)	0.03	%(k)	—
Net investment income (g)	1.24	%(h)	1.16%		1.50	%(h)	1.64%		1.75%		2.19%		2.59%
Portfolio turnover rate	42	%(f)	77%		44	%(f)	40%		37%		91%		57%
Net assets, end of period (000's)	$31,892		$38,320		$52,794		$57,193		$66,844		$71,205		$30,293

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%,-% and 0.01% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$14.91		$16.62		$17.59		$17.35		$17.32		$13.77		$16.03
Income from Investment Operations:
Net investment income (c)	0.17		0.36		0.39		0.46		0.48		0.51		0.51
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.86)		(0.26)		0.91		1.31		0.24		3.52		(2.27)
Total from Investment Operations	(0.69)		0.10		1.30		1.77		0.72		4.03		(1.76)
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.42)		(0.47)		(0.46)		(0.54)		(0.48)		(0.50)
From net realized gains	(0.23)		(1.39)		(1.80)		(1.07)		(0.15)		—		—
Total Distributions to Shareholders	(0.39)		(1.81)		(2.27)		(1.53)		(0.69)		(0.48)		(0.50)
Net Asset Value, End of Period	$13.83		$14.91		$16.62		$17.59		$17.35		$17.32		$13.77
Total return (d)	(4.80	)%(e)(f)	0.10	%(e)	8.16	%(e)(f)	10.81	%(e)	4.18	%(e)	29.54	%(e)	(11.01)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.98	%(h)	0.93%		0.91	%(h)	0.84%		0.91%		0.94	%(i)	0.97%
Interest expense (j)	—	%(h)	—%		—	%(h)	—%		—%		—%		—%
Net expenses (g)	0.98	%(h)	0.93%		0.91	%(h)	0.84%		0.91%		0.94	%(i)	0.97%
Waiver/Reimbursement	0.02	%(h)	0.01%		0.01	%(h)	0.06	%(k)	0.03	%(k)	0.03	%(k)	—
Net investment income (g)	2.24	%(h)	2.16%		2.50	%(h)	2.64%		2.75%		3.19%		3.59%
Portfolio turnover rate	42	%(f)	77%		44	%(f)	40%		37%		91%		57%
Net assets, end of period (000's)	$301,456		$388,824		$611,157		$775,758		$924,893		$962,284		$523,271

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor Z shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and 0.01% for the periods ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$12.37		$15.16		$14.60		$13.10		$11.84		$8.46		$11.94
Income from Investment Operations:
Net investment income (c)	0.09		0.20		0.17		0.19		0.17		0.14		0.11
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.67)		(1.14)		1.37		1.64		1.26		3.36		(3.31)
Total from Investment Operations	(0.58)		(0.94)		1.54		1.83		1.43		3.50		(3.20)
Less Distributions to Shareholders:
From net investment income	(0.08)		(0.22)		(0.12)		(0.16)		(0.17)		(0.12)		(0.10)
From net realized gains	—		(1.63)		(0.86)		(0.17)		—		—		(0.18)
Total Distributions to Shareholders	(0.08)		(1.85)		(0.98)		(0.33)		(0.17)		(0.12)		(0.28)
Net Asset Value, End of Period	$11.71		$12.37		$15.16		$14.60		$13.10		$11.84		$8.46
Total return (d)	(4.72	)%(e)(f)	(7.55	)%(e)	11.09	%(e)(f)	14.15	%(e)	12.16	%(e)	41.51	%(e)	(27.17)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.02	%(h)	0.99%		1.01	%(h)	0.96%		1.02%		1.14	%(i)	1.22%
Interest expense	—		—		—		—		—		—	%(j)	—
Net expenses (g)	1.02	%(h)	0.99%		1.01	%(h)	0.96%		1.02%		1.14	%(i)	1.22%
Waiver/Reimbursement	0.05	%(h)	0.06%		0.05	%(h)	0.09	%(k)	0.13	%(k)	0.07	%(k)	—
Net investment income (g)	1.53	%(h)	1.37%		1.27	%(h)	1.36%		1.41%		1.24%		1.18%
Portfolio turnover rate	25	%(f)	62%		66	%(f)	59%		52%		69%		75%
Net assets, end of period (000's)	$1,182,724		$1,262,700		$1,332,311		$1,066,456		$292,037		$211,227		$43,364

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from investment advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the periods ended March 31, 2006, March 31, 2005, and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$11.94		$14.69		$14.19		$12.75		$11.53		$8.25		$11.66
Income from Investment Operations:
Net investment income (c)	0.05		0.09		0.07		0.08		0.08		0.05		0.03
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.67)		(1.10)		1.34		1.59		1.22		3.27		(3.22)
Total from Investment Operations	(0.62)		(1.01)		1.41		1.67		1.30		3.32		(3.19)
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.11)		(0.05)		(0.06)		(0.08)		(0.04)		(0.04)
From net realized gains	—		(1.63)		(0.86)		(0.17)		—		—		(0.18)
Total Distributions to Shareholders	(0.03)		(1.74)		(0.91)		(0.23)		(0.08)		(0.04)		(0.22)
Net Asset Value, End of Period	$11.29		$11.94		$14.69		$14.19		$12.75		$11.53		$8.25
Total return (d)	(5.19	)%(e)(f)	(8.24	)%(e)	10.38	%(e)(f)	13.22	%(e)	11.31	%(e)	40.30	%(e)	(27.72)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.77	%(h)	1.74%		1.76	%(h)	1.71%		1.77%		1.89	%(i)	1.97%
Interest expense	—		—		—		—		—		—	%(j)	—
Net expenses (g)	1.77	%(h)	1.74%		1.76	%(h)	1.71%		1.77%		1.89	%(i)	1.97%
Waiver/Reimbursement	0.05	%(h)	0.06%		0.05	%(h)	0.09	%(k)	0.13	%(k)	0.07	%(k)	—
Net investment income (g)	0.76	%(h)	0.60%		0.52	%(h)	0.60%		0.66%		0.49%		0.43%
Portfolio turnover rate	25	%(f)	62%		66	%(f)	59%		52%		69%		75%
Net assets, end of period (000's)	$267,364		$346,218		$557,033		$693,558		$84,756		$87,314		$37,399

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from investment advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the periods ended March 31, 2006, March 31, 2005, and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$11.94		$14.69		$14.19		$12.75		$11.52		$8.24		$11.65
Income from Investment Operations:
Net investment income (c)	0.05		0.09		0.07		0.08		0.08		0.05		0.04
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.66)		(1.10)		1.34		1.59		1.22		3.27		(3.22)
Total from Investment Operations	(0.61)		(1.01)		1.41		1.67		1.30		3.32		(3.18)
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.11)		(0.05)		(0.06)		(0.07)		(0.04)		(0.05)
From net realized gains	—		(1.63)		(0.86)		(0.17)		—		—		(0.18)
Total Distributions to Shareholders	(0.03)		(1.74)		(0.91)		(0.23)		(0.07)		(0.04)		(0.23)
Net Asset Value, End of Period	$11.30		$11.94		$14.69		$14.19		$12.75		$11.52		$8.24
Total return (d)	(5.11	)%(e)(f)	(8.24	)%(e)	10.38	%(e)(f)	13.22	%(e)	11.36	%(e)	40.29	%(e)	(27.72)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.77	%(h)	1.74%		1.76	%(h)	1.71%		1.77%		1.89	%(i)	1.97%
Interest expense	—		—		—		—		—		—	%(j)	—
Net expenses (g)	1.77	%(h)	1.74%		1.76	%(h)	1.71%		1.77%		1.89	%(i)	1.97%
Waiver/Reimbursement	0.05	%(h)	0.06%		0.05	%(h)	0.09	%(k)	0.13	%(k)	0.07	%(k)	—
Net investment income (g)	0.77	%(h)	0.60%		0.52	%(h)	0.60%		0.66%		0.49%		0.43%
Portfolio turnover rate	25	%(f)	62%		66	%(f)	59%		52%		69%		75%
Net assets, end of period (000's)	$59,625		$70,383		$94,600		$98,884		$17,210		$28,832		$4,694

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from investment advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the periods ended March 31, 2006, March 31, 2005, and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$12.36		$15.15	$14.59		$14.05
Income from Investment Operations:
Net investment income (c)	0.08		0.22	0.14		0.04
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.68)		(1.19)	1.38		0.53
Total from Investment Operations	(0.60)		(0.97)	1.52		0.57
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.19)	(0.10)		(0.03)
From net realized gains	—		(1.63)	(0.86)		—
Total Distributions to Shareholders	(0.06)		(1.82)	(0.96)		(0.03)
Net Asset Value, End of Period	$11.70		$12.36	$15.15		$14.59
Total return (d)(e)	(4.85	)%(f)	(7.79)%	10.90	%(f)	4.05	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.27	%(h)	1.24%	1.26	%(h)	1.25	%(h)
Waiver/Reimbursement	0.05	%(h)	0.06%	0.05	%(h)	0.16	%(h)(i)
Net investment income (g)	1.29	%(h)	1.63%	1.02	%(h)	1.33	%(h)
Portfolio turnover rate	25	%(f)	62%	66	%(f)	59	%(f)
Net assets, end of period (000's)	$247		$236	$11		$10

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.10% for the period ended March 31, 2006.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$12.40		$15.19		$14.61		$13.12		$11.85		$8.48		$11.96
Income from Investment Operations:
Net investment income (c)	0.11		0.24		0.21		0.22		0.20		0.16		0.14
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.69)		(1.14)		1.38		1.63		1.27		3.36		(3.31)
Total from Investment Operations	(0.58)		(0.90)		1.59		1.85		1.47		3.52		(3.17)
Less Distributions to Shareholders:
From net investment income	(0.09)		(0.26)		(0.15)		(0.19)		(0.20)		(0.15)		(0.13)
From net realized gains	—		(1.63)		(0.86)		(0.17)		—		—		(0.18)
Total Distributions to Shareholders	(0.09)		(1.89)		(1.01)		(0.36)		(0.20)		(0.15)		(0.31)
Net Asset Value, End of Period	$11.73		$12.40		$15.19		$14.61		$13.12		$11.85		$8.48
Total return (d)	(4.67	)%(e)(f)	(7.29	)%(e)	11.42	%(e)(f)	14.33	%(e)	12.51	%(e)	41.63	%(e)	(26.95)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.77	%(h)	0.74%		0.76	%(h)	0.71%		0.77%		0.89	%(i)	0.97%
Interest expense	—		—		—		—		—		—	%(j)	—
Net expenses (g)	0.77	%(h)	0.74%		0.76	%(h)	0.71%		0.77%		0.89	%(i)	0.97%
Waiver/Reimbursement	0.05	%(h)	0.06%		0.05	%(h)	0.09	%(k)	0.13	%(k)	0.07	%(k)	—
Net investment income (g)	1.77	%(h)	1.61%		1.52	%(h)	1.60%		1.66%		1.49%		1.43%
Portfolio turnover rate	25	%(f)	62%		66	%(f)	59%		52%		69%		75%
Net assets, end of period (000's)	$1,709,220		$1,905,752		$2,277,652		$2,009,115		$1,376,691		$1,101,872		$451,815

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the periods ended March 31, 2006, March 31, 2005, and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class A Shares	2008		2008	2007 (a)		2006 (b)	2005		2004	2003
Net Asset Value, Beginning of Period	$13.12		$15.21	$15.01		$14.02	$12.77		$8.71	$11.30
Income from Investment Operations:
Net investment income (c)	0.06		0.13	0.10		0.11	0.13		0.09	0.08
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.27)		(1.19)	1.67		2.47	2.23	(d)	4.06	(2.60)
Total from Investment Operations	(0.21)		(1.06)	1.77		2.58	2.36		4.15	(2.52)
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.16)	(0.06)		(0.07)	(0.12)		(0.09)	(0.05)
From net realized gains	—		(0.87)	(1.51)		(1.52)	(1.00)		—	(0.02)
Total Distributions to Shareholders	(0.03)		(1.03)	(1.57)		(1.59)	(1.12)		(0.09)	(0.07)
Increase Due to Capital Contributions	—		—	—		—	0.01		—	—
Net Asset Value, End of Period	$12.88		$13.12	$15.21		$15.01	$14.02		$12.77	$8.71
Total return (e)	(1.59	)%(f)	(7.88)%	13.09	%(f)	20.24%	19.90	%(g)	47.80%	(22.36)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.10	%(i)	1.10%	1.12	%(i)	1.08%	1.20%		1.28%	1.41%
Interest expense	—		—	—		—	—	%(j)	—	—
Net expenses (h)	1.10	%(i)	1.10%	1.12	%(i)	1.08%	1.20%		1.28%	1.41%
Net investment income (h)	0.89	%(i)	0.83%	0.76	%(i)	0.80%	0.99%		0.79%	0.86%
Portfolio turnover rate	20	%(f)	24%	53	%(f)	41%	61%		79%	98%
Net assets, end of period (000's)	$1,814,339		$1,677,414	$1,296,803		$874,429	$10,258		$8,121	$3,270

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 19.81%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class B Shares	2008		2008	2007 (a)		2006 (b)	2005		2004	2003
Net Asset Value, Beginning of Period	$12.86		$14.94	$14.80		$13.89	$12.70		$8.67	$11.29
Income from Investment Operations:
Net investment income (c)	0.01		0.03	—	(d)	0.01	0.03		— (d)	0.01
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.27)		(1.19)	1.65		2.43	2.20	(e)	4.05	(2.59)
Total from Investment Operations	(0.26)		(1.16)	1.65		2.44	2.23		4.05	(2.58)
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.05)	—	(d)	(0.01)	(0.05)		(0.02)	(0.02)
From net realized gains	—		(0.87)	(1.51)		(1.52)	(1.00)		—	(0.02)
Total Distributions to Shareholders	—	(d)	(0.92)	(1.51)		(1.53)	(1.05)		(0.02)	(0.04)
Increase Due to Capital Contributions	—		—	—		—	0.01		—	—
Net Asset Value, End of Period	$12.60		$12.86	$14.94		$14.80	$13.89		$12.70	$8.67
Total return (f)	(2.02	)%(g)	(8.61)%	12.36	%(g)	19.32%	18.91	%(h)	46.56%	(22.93)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.85	%(j)	1.85%	1.87	%(j)	1.84%	1.95%		2.03%	2.16%
Interest expense	—		—	—		—	—	%(k)	—	—
Net expenses (i)	1.85	%(j)	1.85%	1.87	%(j)	1.84%	1.95%		2.03%	2.16%
Net investment income (loss) (i)	0.13	%(j)	0.18%	(0.02	)%(j)	0.05%	0.24%		0.04%	0.11%
Portfolio turnover rate	20	%(g)	24%	53	%(g)	41%	61%		79%	98%
Net assets, end of period (000's)	$150,932		$179,087	$255,123		$312,587	$4,447		$3,650	$1,961

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 18.82%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class C Shares	2008		2008	2007 (a)		2006 (b)	2005		2004	2003
Net Asset Value, Beginning of Period	$12.90		$14.99	$14.84		$13.93	$12.73		$8.69	$11.31
Income from Investment Operations:
Net investment income (c)	0.01		0.01	—	(d)	0.01	0.05		— (d)	0.01
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.26)		(1.18)	1.66		2.43	2.19	(e)	4.05	(2.59)
Total from Investment Operations	(0.25)		(1.17)	1.66		2.44	2.24		4.05	(2.58)
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.05)	—	(d)	(0.01)	(0.05)		(0.01)	(0.02)
From net realized gains	—		(0.87)	(1.51)		(1.52)	(1.00)		—	(0.02)
Total Distributions to Shareholders	—	(d)	(0.92)	(1.51)		(1.53)	(1.05)		(0.01)	(0.04)
Increase Due to Capital Contributions	—		—	—		—	0.01		—	—
Net Asset Value, End of Period	$12.65		$12.90	$14.99		$14.84	$13.93		$12.73	$8.69
Total return (f)	(1.93	)%(g)	(8.65)%	12.40	%(g)	19.25%	18.97	%(h)	46.66%	(22.89)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.85	%(j)	1.85%	1.87	%(j)	1.84%	1.95%		2.03%	2.16%
Interest expense	—		—	—		—	—	%(k)	—	—
Net expenses (i)	1.85	%(j)	1.85%	1.87	%(j)	1.84%	1.95%		2.03%	2.16%
Net investment income (i)	0.13	%(j)	0.07%	0.03	%(j)	0.05%	0.36%		0.04%	0.11%
Portfolio turnover rate	20	%(g)	24%	53	%(g)	41%	61%		79%	98%
Net assets, end of period (000's)	$303,904		$318,190	$249,067		$123,789	$944		$684	$362

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 18.88%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k) Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$13.11		$15.21	$15.01		$14.25
Income from Investment Operations:
Net investment income (c)	0.05		0.05	0.08		0.01
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.27)		(1.16)	1.66		0.75
Total from Investment Operations	(0.22)		(1.11)	1.74		0.76
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.12)	(0.03)		—	(d)
From net realized gains	—		(0.87)	(1.51)		—
Total Distributions to Shareholders	(0.02)		(0.99)	(1.54)		—	(d)
Net Asset Value, End of Period	$12.87		$13.11	$15.21		$15.01
Total return (e)	(1.70	)%(f)	(8.17)%	12.86	%(f)	5.36	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.35	%(h)	1.35%	1.37	%(h)	1.44	%(h)
Net investment income (g)	0.79	%(h)	0.35%	0.61	%(h)	0.44	%(h)
Portfolio turnover rate	20	%(f)	24%	53	%(f)	41	%(f)
Net assets, end of period (000's)	$244,112		$46,252	$7,337		$10

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  The Fund's Class R shares commenced operations on January 23, 2006. Per shared data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class Z Shares	2008		2008	2007 (a)		2006 (b)	2005		2004	2003
Net Asset Value, Beginning of Period	$13.13		$15.23	$15.03		$14.04	$12.79		$8.72	$11.32
Income from Investment Operations:
Net investment income (c)	0.08		0.17	0.13		0.13	0.16		0.12	0.10
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.27)		(1.21)	1.68		2.49	2.23	(d)	4.07	(2.61)
Total from Investment Operations	(0.19)		(1.04)	1.81		2.62	2.39		4.19	(2.51)
Less Distributions to Shareholders:
From net investment income	(0.05)		(0.19)	(0.10)		(0.11)	(0.15)		(0.12)	(0.07)
From net realized gains	—		(0.87)	(1.51)		(1.52)	(1.00)		—	(0.02)
Total Distributions to Shareholders	(0.05)		(1.06)	(1.61)		(1.63)	(1.15)		(0.12)	(0.09)
Increase Due to Capital Contributions	—		—	—		—	0.01		—	—
Net Asset Value, End of Period	$12.89		$13.13	$15.23		$15.03	$14.04		$12.79	$8.72
Total return (e)	(1.47	)%(f)	(7.70)%	13.36	%(f)	20.49%	20.16	%(g)	48.18%	(22.27)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.85	%(i)	0.85%	0.87	%(i)	0.84%	0.95%		1.03%	1.16%
Interest expense	—		—	—		—	—	%(j)	—	—
Net expenses (h)	0.85	%(i)	0.85%	0.87	%(i)	0.84%	0.95%		1.03%	1.16%
Net investment income (h)	1.15	%(i)	1.10%	1.00	%(i)	0.94%	1.24%		1.04%	1.11%
Portfolio turnover rate	20	%(f)	24%	53	%(f)	41%	61%		79%	98%
Net assets, end of period (000's)	$2,404,966		$2,109,483	$1,758,133		$1,415,664	$591,318		$492,327	$294,087

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 20.07%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,					Period Ended March 31,
Class A Shares	2008		2008	2007 (a)		2006 (b)	2005		2004		2003 (c)
Net Asset Value, Beginning of Period	$12.21		$13.86	$14.12		$12.52	$12.26		$7.71		$10.00
Income from Investment Operations:
Net investment income (loss) (d)	0.05		0.06	0.03		0.04	(0.04)		(0.01)		0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		(1.21)	0.65		2.98	1.47		4.67		(2.28)
Total from Investment Operations	0.69		(1.15)	0.68		3.02	1.43		4.66		(2.27)
Less Distributions to Shareholders:
From net investment income	—		(0.05)	(0.01)		(0.03)	—		(0.02)		(0.02)
From net realized gains	—		(0.45)	(0.93)		(1.39)	(1.17)		(0.09)		—
Total Distributions to Shareholders	—		(0.50)	(0.94)		(1.42)	(1.17)		(0.11)		(0.02)
Net Asset Value, End of Period	$12.90		$12.21	$13.86		$14.12	$12.52		$12.26		$7.71
Total return (e)	5.65	%(f)	(8.74)%	5.49	%(f)	26.14%	13.42	%(g)	60.64	%(g)	(22.75	)%(f)(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.21	%(i)	1.26%	1.27	%(i)	1.23%	1.47%		1.55%		1.55	%(i)
Interest expense	—		—	—		—	—	%(j)	—		—
Net expenses (h)	1.21	%(i)	1.26%	1.27	%(i)	1.23%	1.47%		1.55%		1.55	%(i)
Waiver/Reimbursement	—		—	—		—	0.02%		0.05%		0.27	%(i)
Net investment income (loss) (h)	0.78	%(i)	0.46%	0.25	%(i)	0.33%	(0.30)%		(0.10)%		0.20	%(i)
Portfolio turnover rate	23	%(f)	41%	61	%(f)	80%	61%		111%		89	%(f)
Net assets, end of period (000's)	$472,342		$368,060	$118,549		$8,646	$4,868		$3,840		$1,122

(a)  The Fund changed it's fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Class A shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,					Period Ended March 31,
Class B Shares	2008		2008	2007 (a)		2006 (b)	2005		2004		2003 (c)
Net Asset Value, Beginning of Period	$11.74		$13.41	$13.76		$12.28	$12.13		$7.68		$10.00
Income from Investment Operations:
Net investment income (loss) (d)	—	(e)	(0.04)	(0.06)		(0.05)	(0.12)		(0.09)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.62		(1.18)	0.64		2.90	1.44		4.63		(2.28)
Total from Investment Operations	0.62		(1.22)	0.58		2.85	1.32		4.54		(2.32)
Less Distributions to Shareholders:
From net investment income	—		—	—		—	—		—		—	(e)
From net realized gains	—		(0.45)	(0.93)		(1.37)	(1.17)		(0.09)		—
Total Distributions to Shareholders	—		(0.45)	(0.93)		(1.37)	(1.17)		(0.09)		—	(e)
Net Asset Value, End of Period	$12.36		$11.74	$13.41		$13.76	$12.28		$12.13		$7.68
Total return (f)	5.28	%(g)	(9.49)%	4.82	%(g)	25.12%	12.59	%(h)	59.34	%(h)	(23.20	)%(g)(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.96	%(j)	2.01%	2.02	%(j)	1.98%	2.22%		2.30%		2.30	%(j)
Interest expense	—		—	—		—	—	%(k)	—		—
Net expenses (i)	1.96	%(j)	2.01%	2.02	%(j)	1.98%	2.22%		2.30%		2.30	%(j)
Waiver/Reimbursement	—		—	—		—	0.02%		0.05%		0.27	%(j)
Net investment income (loss) (i)	0.04	%(j)	(0.28)%	(0.53	)%(j)	(0.43)%	(1.05)%		(0.85)%		(0.55	)%(j)
Portfolio turnover rate	23	%(g)	41%	61	%(g)	80%	61%		111%		89	%(g)
Net assets, end of period (000's)	$5,207		$5,248	$3,746		$2,158	$1,569		$1,395		$341

(a)  The Fund changed it's fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Class B shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,					Period Ended March 31,
Class C Shares	2008		2008	2007 (a)		2006 (b)	2005		2004		2003 (c)
Net Asset Value, Beginning of Period	$11.73		$13.40	$13.75		$12.27	$12.13		$7.67		$10.00
Income from Investment Operations:
Net investment income (loss) (d)	—	(e)	(0.04)	(0.06)		(0.04)	(0.12)		(0.09)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.61		(1.18)	0.64		2.89	1.43		4.64		(2.29)
Total from Investment Operations	0.61		(1.22)	0.58		2.85	1.31		4.55		(2.33)
Less Distributions to Shareholders:
From net investment income	—		—	—		—	—		—		—	(e)
From net realized gains	—		(0.45)	(0.93)		(1.37)	(1.17)		(0.09)		—
Total Distributions to Shareholders	—		(0.45)	(0.93)		(1.37)	(1.17)		(0.09)		—	(e)
Net Asset Value, End of Period	$12.34		$11.73	$13.40		$13.75	$12.27		$12.13		$7.67
Total return (f)	5.20	%(g)	(9.49)%	4.83	%(g)	25.14%	12.51	%(h)	59.54	%(h)	(23.29	)%(g)(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.96	%(j)	2.01%	2.02	%(j)	1.98%	2.22%		2.30%		2.30	%(j)
Interest expense	—		—	—		—	—	%(k)	—		—
Net expenses (i)	1.96	%(j)	2.01%	2.02	%(j)	1.98%	2.22%		2.30%		2.30	%(j)
Waiver/Reimbursement	—		—	—		—	0.02%		0.05%		0.27	%(j)
Net investment income (loss) (i)	0.04	%(j)	(0.29)%	(0.49	)%(j)	(0.32)%	(1.05)%		(0.85)%		(0.55	)%(j)
Portfolio turnover rate	23	%(g)	41%	61	%(g)	80%	61%		111%		89	%(g)
Net assets, end of period (000's)	$51,904		$46,303	$17,032		$1,671	$370		$278		$56

(a)  The Fund changed it's fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Class C shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a share outstanding throughout each period as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$12.17		$13.83	$14.11		$12.93
Income from Investment Operations:
Net investment income (c)	0.03		0.03	—	(d)	—
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		(1.22)	0.65		1.18
Total from Investment Operations	0.67		(1.19)	0.65		1.18
Less Distributions to Shareholders:
From net investment income	—		(0.02)	—		—
From net realized gains	—		(0.45)	(0.93)		—
Total Distributions to Shareholders	—		(0.47)	(0.93)		—
Net Asset Value, End of Period	$12.84		$12.17	$13.83		$14.11
Total return (e)	5.51	%(f)	(9.03)%	5.22	%(f)	9.13	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.46	%(h)	1.51%	1.52	%(h)	1.36	%(h)
Net investment income (loss) (g)	0.51	%(h)	0.20%	(0.02	)%(h)	0.03	%(h)
Portfolio turnover rate	23	%(f)	41%	61	%(f)	80	%(f)
Net assets, end of period (000's)	$26,444		$13,851	$1,727		$11

(a) The Fund changed it's fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b) Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested.

(f) Not annualized.

(g) The benefits derived from expense reductions had an impact of less than 0.01%.

(h) Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a share outstanding throughout each period as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,					Period Ended March 31,
Class Z Shares	2008		2008	2007 (a)		2006 (b)	2005		2004		2003 (c)
Net Asset Value, Beginning of Period	$12.29		$13.95	$14.21		$12.60	$12.30		$7.73		$10.00
Income from Investment Operations:
Net investment income (loss) (d)	0.07		0.10	0.06		0.07	(0.01)		0.02		0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		(1.23)	0.67		3.00	1.48		4.67		(2.28)
Total from Investment Operations	0.71		(1.13)	0.73		3.07	1.47		4.69		(2.25)
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.08)	(0.06)		(0.06)	—	(e)	(0.03)		(0.02)
From net realized gains	—		(0.45)	(0.93)		(1.40)	(1.17)		(0.09)		—
Total Distributions to Shareholders	(0.01)		(0.53)	(0.99)		(1.46)	(1.17)		(0.12)		(0.02)
Net Asset Value, End of Period	$12.99		$12.29	$13.95		$14.21	$12.60		$12.30		$7.73
Total return (f)	5.74	%(g)	(8.55)%	5.77	%(g)	26.43%	13.72	%(h)	60.96	%(h)	(22.50	)%(g)(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	0.96	%(j)	1.01%	1.02	%(j)	0.98%	1.22%		1.30%		1.30	%(j)
Interest expense	—		—	—		—	—	%(k)	—		—
Net expenses (i)	0.96	%(j)	1.01%	1.02	%(j)	0.98%	1.22%		1.30%		1.30	%(j)
Waiver/Reimbursement	—		—	—		—	0.02%		0.05%		0.27	%(j)
Net investment income (loss) (i)	1.02	%(j)	0.71%	0.47	%(j)	0.56%	(0.05)%		0.15%		0.45	%(j)
Portfolio turnover rate	23	%(g)	41%	61	%(g)	80%	61%		111%		89	%(g)
Net assets, end of period (000's)	$916,659		$654,658	$393,160		$238,856	$197,829		$151,556		$70,168

(a)  The Fund changed it's fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Class Z shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class A Shares (a)	2008		2008 (b)		2007		2006 (c)		2005		2004		2003
Net Asset Value, Beginning of Period	$20.26		$20.22		$19.53		$17.04		$15.80		$11.86		$14.72
Income from Investment Operations:
Net investment income (loss) (d)	0.03		0.06		—	(e)	(0.03)		(0.03)		(0.06)		(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.89)		(0.01)		0.69		2.52		1.27		4.00		(2.78)
Total from Investment Operations	(0.86)		0.05		0.69		2.49		1.24		3.94		(2.86)
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.01)		—		—		—		—		—
Net Asset Value, End of Period	$19.39		$20.26		$20.22		$19.53		$17.04		$15.80		$11.86
Total return (f)	(4.26	)%(g)(h)	0.24	%(g)(h)	3.53	%(h)	14.61	%(h)	7.85	%(h)	33.22	%(h)	(19.43)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	1.19	%(i)(j)	1.20	%(i)(j)	1.22	%(j)	1.21%		1.30%		1.37%		1.42%
Waiver/Reimbursement	0.01	%(i)	0.01	%(i)	0.01%		0.06	%(k)	0.03	%(k)	0.02	%(k)	—
Net investment income (loss)	0.33	%(i)(j)	0.29	%(i)(j)	0.01	%(j)	(0.15)%		(0.21)%		(0.42)%		(0.62)%
Net assets, end of period (000's)	$2,889,725		$3,024,016		$2,864,153		$1,956,822		$988,948		$546,537		$279,840

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class B Shares (a)	2008		2008 (b)		2007		2006 (c)		2005		2004		2003
Net Asset Value, Beginning of Period	$18.83		$18.92		$18.40		$16.18		$15.12		$11.43		$14.29
Income from Investment Operations:
Net investment loss (d)	(0.04)		(0.09)		(0.13)		(0.15)		(0.15)		(0.16)		(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.83)		—	(e)	0.65		2.37		1.21		3.85		(2.69)
Total from Investment Operations	(0.87)		(0.09)		0.52		2.22		1.06		3.69		(2.86)
Net Asset Value, End of Period	$17.96		$18.83		$18.92		$18.40		$16.18		$15.12		$11.43
Total return (f)	(4.62	)%(g)(h)	(0.48	)%(g)(h)	2.83	%(h)	13.72	%(h)	7.01	%(h)	32.28	%(h)	(20.01)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	1.94	%(i)(j)	1.95	%(i)(j)	1.97	%(j)	1.96%		2.05%		2.12%		2.17%
Waiver/Reimbursement	0.01	%(i)	0.01	%(i)	0.01%		0.06	%(k)	0.03	%(k)	0.02	%(k)	—
Net investment loss	(0.43	)%(i)(j)	(0.46	)%(i)(j)	(0.71	)%(j)	(0.85)%		(0.96)%		(1.17)%		(1.37)%
Net assets, end of period (000's)	$93,340		$118,307		$156,923		$198,749		$194,668		$200,270		$137,432

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class C Shares (a)	2008		2008 (b)		2007		2006 (c)		2005		2004		2003
Net Asset Value, Beginning of Period	$18.86		$18.94		$18.43		$16.20		$15.14		$11.44		$14.31
Income from Investment Operations:
Net investment loss (d)	(0.04)		(0.08)		(0.13)		(0.15)		(0.15)		(0.17)		(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.84)		—	(e)	0.64		2.38		1.21		3.87		(2.70)
Total from Investment Operations	(0.88)		(0.08)		0.51		2.23		1.06		3.70		(2.87)
Net Asset Value, End of Period	$17.98		$18.86		$18.94		$18.43		$16.20		$15.14		$11.44
Total return (f)	(4.67	)%(g)(h)	(0.42	)%(g)(h)	2.77	%(h)	13.77	%(h)	7.00	%(h)	32.34	%(h)	(20.06)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	1.94	%(i)(j)	1.95	%(i)(j)	1.97	%(j)	1.96%		2.05%		2.12%		2.17%
Waiver/Reimbursement	0.01	%(i)	0.01	%(i)	0.01%		0.06	%(k)	0.03	%(k)	0.02	%(k)	—
Net investment loss	(0.42	)%(i)(j)	(0.46	)%(i)(j)	(0.74	)%(j)	(0.89)%		(0.96)%		(1.17)%		(1.37)%
Net assets, end of period (000's)	$793,531		$891,076		$832,852		$679,735		$352,016		$177,599		$55,913

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares (a)	(Unaudited) Six Months Ended August 31, 2008		Period Ended February 29, 2008 (b)		Year Ended March 31, 2007		Period Ended March 31, 2006 (c)
Net Asset Value, Beginning of Period	$20.13		$20.14		$19.49		$18.89
Income from Investment Operations:
Net investment income (loss) (d)	0.01		0.01		(0.08)		(0.01)
Net realized and unrealized gain (loss) on investments
and foreign currency	(0.89)		(0.02)		0.73		0.61
Total from Investment Operations	(0.88)		(0.01)		0.65		0.60
Net Asset Value, End of Period	$19.25		$20.13		$20.14		$19.49
Total return (e)(f)	(4.37	)%(g)	(0.05	)%(g)	3.34%		3.18	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	1.44	%(h)(i)	1.45	%(h)(i)	1.47	%(i)	1.54	%(h)
Waiver/Reimbursement	0.01	%(h)	0.01	%(h)	0.01%		0.07	%(h)(j)
Net investment income (loss)	0.10	%(h)(i)	0.06	%(h)(i)	(0.42	)%(i)	(0.35	)%(h)
Net assets, end of period (000's)	$15,318		$11,860		$3,669		$10

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Class R shares commenced operations on January 23, 2006.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Total return at net asset value.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01% for the period ended March 31, 2006.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class Z Shares (a)	2008		2008 (b)		2007		2006 (c)		2005		2004		2003
Net Asset Value, Beginning of Period	$20.63		$20.58		$19.82		$17.25		$15.96		$11.95		$14.79
Income from Investment Operations:
Net investment income (loss) (d)	0.06		0.11		0.05		0.02		0.01		(0.02)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.91)		(0.01)		0.71		2.55		1.28		4.03		(2.79)
Total from Investment Operations	(0.85)		0.10		0.76		2.57		1.29		4.01		(2.84)
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.05)		—		—		—		—		—
Net Asset Value, End of Period	$19.72		$20.63		$20.58		$19.82		$17.25		$15.96		$11.95
Total return (e)	(4.13	)%(f)(g)	0.46	%(f)(g)	3.83	%(g)	14.90	%(g)	8.08	%(g)	33.56	%(g)	(19.20)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.94	%(h)(i)	0.95	%(h)(i)	0.97	%(i)	0.96%		1.05%		1.12%		1.17%
Waiver/Reimbursement	0.01	%(h)	0.01	%(h)	0.01%		0.06	%(j)	0.03	%(j)	0.02	%(j)	—
Net investment income (loss)	0.58	%(h)(i)	0.54	%(h)(i)	0.25	%(i)	0.11%		0.04%		(0.17)%		(0.37)%
Net assets, end of period (000's)	$2,183,667		$2,335,800		$2,044,397		$1,446,667		$774,996		$371,942		$106,436

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class A Shares	2008		2008 (b)(c)		2007		2006 (d)		2005		2004		2003
Net Asset Value, Beginning of Period	$13.66		$14.86	(a)	$13.35	(a)	$12.00	(a)	$11.55	(a)	$8.76	(a)	$12.31	(a)
Income from Investment Operations:
Net investment income (e)	0.06		0.11		0.14		0.11		0.10		0.03		0.04
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.33)		(0.41)		1.46		1.35		0.45	(f)	2.79		(3.56)
Total from Investment Operations	(0.27)		(0.30)		1.60		1.46		0.55		2.82		(3.52)
Less Distributions to Shareholders:
From net investment income	—		(0.14)		(0.09)		(0.11)		(0.10)		(0.03)		(0.03)
From net realized gains	(0.25)		(0.76)		—		—		—		—		—
Total Distributions to Shareholders	(0.25)		(0.90)		(0.09)		(0.11)		(0.10)		(0.03)		(0.03)
Net Asset Value, End of Period	$13.14		$13.66		$14.86		$13.35		$12.00		$11.55		$8.76
Total return (g)	(2.02	)%(h)	(2.69	)%(h)	12.00%		12.19	%(i)	4.71	%(i)(j)	32.21	%(i)	(28.61)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.12	%(k)(l)	1.07	%(k)(l)	1.05	%(k)	1.03%		1.12	%(m)	1.18	%(m)	1.19%
Interest expense	—	%(l)(n)	—	%(l)(n)	—	%(n)	—		—	%(n)	—		—
Net expenses	1.12	%(k)(l)	1.07	%(k)(l)	1.05	%(k)	1.03%		1.12	%(m)	1.18	%(m)	1.19%
Waiver/Reimbursement	—		—		—		0.06	%(o)	0.03	%(o)	0.03	%(o)	—
Net investment income	0.82	%(k)(l)	0.81	%(k)(l)	0.98	%(k)	0.86%		0.89%		0.27%		0.44%
Portfolio turnover rate	59	%(h)	—	%(h)(n)(p)	—		—		—		—		15	%(q)
Turnover of Columbia Large Cap Core Master Portfolio	—		98	%(h)	148%		106%		122%		47%		77	%(h)
Net assets, end of period (000's)	$163,986		$172,569		$194,203		$201,359		$213,513		$245,616		$213,691

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Not annualized.

(i)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)  Without the effect from the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.70%.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

(m)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(n)  Rounds to less than 0.01%.

(o)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the fiscal years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(p)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

(q)  Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class B Shares	2008		2008 (b)(c)		2007		2006 (d)		2005		2004		2003
Net Asset Value, Beginning of Period	$13.23		$14.39	(a)	$12.95	(a)	$11.65	(a)	$11.21	(a)	$8.54	(a)	$12.07	(a)
Income from Investment Operations:
Net investment income (loss) (e)	—	(f)	—	(f)	0.03		0.01		0.02		(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.32)		(0.40)		1.41		1.31		0.42	(g)	2.72		(3.50)
Total from Investment Operations	(0.32)		(0.40)		1.44		1.32		0.44		2.67		(3.53)
Less Distributions to Shareholders:
From net investment income	—		—	(f)	—		(0.02)		—	(f)	—		—	(f)
From net realized gains	(0.25)		(0.76)		—		—		—		—		—
Total Distributions to Shareholders	(0.25)		(0.76)		—		(0.02)		—	(f)	—		—	(f)
Net Asset Value, End of Period	$12.66		$13.23		$14.39		$12.95		$11.65		$11.21		$8.54
Total return (h)	(2.47	)%(i)	(3.34	)%(i)	11.12%		11.33	%(j)	3.93	%(j)(k)	31.26	%(j)	(29.23)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.87	%(l)(m)	1.82	%(l)(m)	1.80	%(m)	1.78%		1.87	%(n)	1.93	%(n)	1.94%
Interest expense	—	%(l)(o)	—	%(l)(o)	—	%(o)	—		—	%(o)	—		—
Net expenses	1.87	%(l)(m)	1.82	%(l)(m)	1.80	%(m)	1.78%		1.87	%(n)	1.93	%(n)	1.94%
Waiver/Reimbursement	—		—		—		0.06	%(p)	0.03	%(p)	0.03	%(p)	—
Net investment income (loss)	0.07	%(l)(m)	0.03	%(l)(m)	0.21	%(m)	0.11%		0.14%		(0.48)%		(0.31)%
Portfolio turnover rate	59	%(i)	—	%(i)(o)(r)	—		—		—		—		15	%(q)
Turnover of Columbia Large Cap Core Master Portfolio	—		98	%(i)	148%		106%		122%		47%		77	%(i)
Net assets, end of period (000's)	$7,709		$13,247		$25,523		$31,542		$37,140		$44,571		$38,972

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(h)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(i)  Not annualized.

(j)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(k)  Without the effect from the investment advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 3.92%.

(l)  Annualized.

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

(n)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(o)  Rounds to less than 0.01%.

(p)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the fiscal years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(q)  Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

(r)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class C Shares	2008		2008 (b)(c)		2007		2006 (d)		2005		2004		2003
Net Asset Value, Beginning of Period	$13.23		$14.39	(a)	$12.94	(a)	$11.64	(a)	$11.21	(a)	$8.54	(a)	$12.08	(a)
Income from Investment Operations:
Net investment income (loss) (e)	—	(f)	0.01		0.03		0.01		0.02		(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.32)		(0.41)		1.42		1.31		0.42	(g)	2.72		(3.51)
Total from Investment Operations	(0.32)		(0.40)		1.45		1.32		0.44		2.67		(3.54)
Less Distributions to Shareholders:
From net investment income	—		—	(f)	—		(0.02)		(0.01)		—		—
From net realized gains	(0.25)		(0.76)		—		—		—		—		—
Total Distributions to Shareholders	(0.25)		(0.76)		—		(0.02)		(0.01)		—		—
Net Asset Value, End of Period	$12.66		$13.23		$14.39		$12.94		$11.64		$11.21		$8.54
Total return (h)	(2.47	)%(i)	(3.34	)%(i)	11.21%		11.34	%(j)	3.91	%(j)(k)	31.26	%(j)	(29.30)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.87	%(l)(m)	1.82	%(l)(m)	1.80	%(m)	1.78%		1.87	%(n)	1.93	%(n)	1.94%
Interest expense	—	%(l)(o)	—	%(l)(o)	—	%(o)	—		—	%(o)	—		—
Net expenses	1.87	%(l)(m)	1.82	%(l)(m)	1.80	%(m)	1.78%		1.87	%(n)	1.93	%(n)	1.94%
Waiver/Reimbursement	—		—		—		0.06	%(p)	0.03	%(p)	0.03	%(p)	—
Net investment income (loss)	0.06	%(l)(m)	0.04	%(l)(m)	0.21	%(m)	0.11%		0.14%		(0.48)%		(0.31)%
Portfolio turnover rate	59	%(i)	—	%(i)(o)(r)	—		—		—		—		15	%(q)
Turnover of Columbia Large Cap Core Master Portfolio	—		98	%(i)	148%		106%		122%		47%		77	%(i)
Net assets, end of period (000's)	$1,872		$2,168		$11,413		$14,026		$14,899		$16,702		$12,857

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(h)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(i)  Not annualized.

(j)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(k)  Without the effect from the investment advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 3.92%.

(l)  Annualized.

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

(n)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(o)  Rounds to less than 0.01%.

(p)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the fiscal years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(q)  Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

(r)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class Z Shares	2008		2008 (b)(c)		2007		2006 (d)		2005		2004		2003
Net Asset Value, Beginning of Period	$13.66		$14.88	(a)	$13.39	(a)	$12.03	(a)	$11.58	(a)	$8.78	(a)	$12.35	(a)
Income from Investment Operations:
Net investment income (e)	0.07		0.15		0.17		0.14		0.13		0.05		0.07
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.33)		(0.41)		1.47		1.36		0.45	(f)	2.81		(3.59)
Total from Investment Operations	(0.26)		(0.26)		1.64		1.50		0.58		2.86		(3.52)
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.20)		(0.15)		(0.14)		(0.13)		(0.06)		(0.05)
From net realized gains	(0.25)		(0.76)		—		—		—		—		—
Total Distributions to Shareholders	(0.29)		(0.96)		(0.15)		(0.14)		(0.13)		(0.06)		(0.05)
Net Asset Value, End of Period	$13.11		$13.66		$14.88		$13.39		$12.03		$11.58		$8.78
Total return (g)	(2.00	)%(h)	(2.43	)%(h)	12.28%		12.50	%(i)	4.98	%(i)(j)	32.58	%(i)	(28.55)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.87	%(k)(l)	0.82	%(k)(l)	0.80	%(k)	0.78%		0.87	%(m)	0.93	%(m)	0.94%
Interest expense	—	%(l)(n)	—	%(l)(n)	—	%(n)	—		—		—		—
Net expenses	0.87	%(k)(l)	0.82	%(k)(l)	0.80	%(k)	0.78%		0.87	%(m)	0.93	%(m)	0.94%
Waiver/Reimbursement	—		—		—		0.06	%(o)	0.03	%(o)	0.03	%(o)	—
Net investment income	1.07	%(k)(l)	1.06	%(k)(l)	1.23	%(k)	1.11%		1.14%		0.52%		0.69%
Portfolio turnover rate	59	%(h)	—	%(h)(n)(p)	—		—		—		—		15	%(q)
Turnover of Columbia Large Cap Core Master Portfolio	—		98	%(h)	148%		106%		122%		47%		77	%(h)
Net assets, end of period (000's)	$1,227,883		$1,285,598		$1,466,653		$1,347,623		$1,187,622		$1,517,644		$1,393,260

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)  Without the effect from the investment advisor 's reimbursment for the Fund exceeding certain investment restrictions, total return would have been 4.70%.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

(m)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(n)  Rounds to less than 0.01%.

(o)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the fiscal years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(p)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

(q)  Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class A Shares	2008		2008 (b)(c)		2007		2006 (d)		2005		2004		2003
Net Asset Value, Beginning of Period	$21.59		$21.81	(a)	$21.10	(a)	$17.67	(a)	$16.79	(a)	$12.70	(a)	$15.77 (a)
Income from Investment Operations:
Net investment income (loss) (e)	0.04		0.02		(0.04)		(0.05)		(0.06)		(0.08)		(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.46)		0.02		0.75		3.48		0.94		4.17		(2.99)
Total from Investment Operations	(0.42)		0.04		0.71		3.43		0.88		4.09		(3.07)
Less Distributions to Shareholders:
From net realized gains	—		(0.26)		—		—		—		—		—
Net Asset Value, End of Period	$21.17		$21.59		$21.81		$21.10		$17.67		$16.79		$12.70
Total return (f)	(1.95	)%(g)(h)	0.00	%(g)(h)	3.36	%(g)	19.41	%(g)	5.24	%(g)	32.20	%(g)	(19.47)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.22	%(j)	1.22	%(j)	1.24%		1.22%		1.30%		1.34%		1.37%
Interest expense	—		—	%(j)(k)	—		—		—		—		—
Net expenses (i)	1.22	%(j)	1.22	%(j)	1.24%		1.22%		1.30%		1.34%		1.37%
Waiver/Reimbursement	0.05	%(j)	0.03	%(j)	0.04%		0.08	%(l)	0.03	%(l)	0.03	%(l)	—
Net investment income (loss) (i)	0.36	%(j)	0.11	%(j)	(0.19)%		(0.27)%		(0.37)%		(0.49)%		(0.60)%
Portfolio turnover rate	40	%(h)	—	%(h)(k)(m)	—		—		—		—		—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		82	%(h)	52%		71%		89%		96%		115%
Net assets, end of period (000's)	$2,669,039		$2,524,540		$2,488,288		$2,061,076		$1,256,948		$1,030,985		$537,958

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Amounts represent results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class B Shares	2008		2008 (b)(c)		2007		2006 (d)		2005		2004		2003
Net Asset Value, Beginning of Period	$20.07		$20.42	(a)	$19.91	(a)	$16.80	(a)	$16.08	(a)	$12.25	(a)	$15.33 (a)
Income from Investment Operations:
Net investment loss (e)	(0.04)		(0.13)		(0.17)		(0.18)		(0.18)		(0.19)		(0.18)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.43)		0.04		0.68		3.29		0.90		4.02		(2.90)
Total from Investment Operations	(0.47)		(0.09)		0.51		3.11		0.72		3.83		(3.08)
Less Distributions to Shareholders:
From net realized gains	—		(0.26)		—		—		—		—		—
Net Asset Value, End of Period	$19.60		$20.07		$20.42		$19.91		$16.80		$16.08		$12.25
Total return (f)	(2.34	)%(g)(h)	(0.64	)%(g)(h)	2.56	%(g)	18.51	%(g)	4.48	%(g)	31.27	%(g)	(20.09)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.97	%(j)	1.97	%(j)	1.99%		1.97%		2.05%		2.09%		2.12%
Interest expense	—		—	%(j)(k)	—		—		—		—		—
Net expenses (i)	1.97	%(j)	1.97	%(j)	1.99%		1.97%		2.05%		2.09%		2.12%
Waiver/Reimbursement	0.05	%(j)	0.03	%(j)	0.04%		0.08	%(l)	0.03	%(l)	0.03	%(l)	—
Net investment loss (i)	(0.41	)%(j)	(0.67	)%(j)	(0.85)%		(1.01)%		(1.12)%		(1.24)%		(1.35)%
Portfolio turnover rate	40	%(h)	—	%(h)(k)(m)	—		—		—		—		—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		82	%(h)	52%		71%		89%		96%		115%
Net assets, end of period (000's)	$140,035		$196,114		$348,836		$509,933		$517,489		$576,884		$462,082

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Amounts represent results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class C Shares	2008		2008 (b)(c)		2007		2006 (d)		2005		2004		2003
Net Asset Value, Beginning of Period	$20.13		$20.49	(a)	$19.97	(a)	$16.85	(a)	$16.13	(a)	$12.29	(a)	$15.38 (a)
Income from Investment Operations:
Net investment loss (e)	(0.04)		(0.15)		(0.18)		(0.19)		(0.18)		(0.19)		(0.18)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.43)		0.05		0.70		3.31		0.90		4.03		(2.91)
Total from Investment Operations	(0.47)		(0.10)		0.52		3.12		0.72		3.84		(3.09)
Less Distributions to Shareholders:
From net realized gains	—		(0.26)		—		—		—		—		—
Net Asset Value, End of Period	$19.66		$20.13		$20.49		$19.97		$16.85		$16.13		$12.29
Total return (f)	(2.33	)%(g)(h)	(0.69	)%(g)(h)	2.60	%(g)	18.52	%(g)	4.46	%(g)	31.24	%(g)	(20.09)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.97	%(j)	1.97	%(j)	1.99%		1.97%		2.05%		2.09%		2.12%
Interest expense	—		—	%(j)(k)	—		—		—		—		—
Net expenses (i)	1.97	%(j)	1.97	%(j)	1.99%		1.97%		2.05%		2.09%		2.12%
Waiver/Reimbursement	0.05	%(j)	0.03	%(j)	0.04%		0.08	%(l)	0.03	%(l)	0.03	%(l)	—
Net investment loss (i)	(0.40	)%(j)	(0.74	)%(j)	(0.92)%		(1.01)%		(1.12)%		(1.24)%		(1.35)%
Portfolio turnover rate	40	%(h)	—	%(h)(k)(m)	—		—		—		—		—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		82	%(h)	52%		71%		89%		96%		115%
Net assets, end of period (000's)	$480,112		$522,644		$582,805		$532,250		$382,989		$342,885		$175,032

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Amounts represent results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class Z Shares	2008		2008 (b)(c)		2007		2006 (d)		2005		2004		2003
Net Asset Value, Beginning of Period	$22.06		$22.22	(a)	$21.45	(a)	$17.92	(a)	$16.98	(a)	$12.81	(a)	$15.87 (a)
Income from Investment Operations:
Net investment income (loss) (e)	0.07		0.09		0.01		—	(f)	(0.02)		(0.04)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.47)		0.01		0.76		3.53		0.96		4.21		(3.01)
Total from Investment Operations	(0.40)		0.10		0.77		3.53		0.94		4.17		(3.06)
Less Distributions to Shareholders:
From net investment income	(0.02)		—		—		—		—		—		—
From net realized gains	—		(0.26)		—		—		—		—		—
Total Distributions to Shareholders	(0.02)		(0.26)		—		—		—		—		—
Net Asset Value, End of Period	$21.64		$22.06		$22.22		$21.45		$17.92		$16.98		$12.81
Total return (g)	(1.82	)%(h)(i)	0.27	%(h)(i)	3.59	%(h)	19.70	%(h)	5.54	%(h)	32.55	%(h)	(19.28)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	0.97	%(k)	0.97	%(k)	0.99%		0.97%		1.05%		1.09%		1.12%
Interest expense	—		—	%(k)(l)	—		—		—		—		—
Net expenses (j)	0.97	%(k)	0.97	%(k)	0.99%		0.97%		1.05%		1.09%		1.12%
Waiver/Reimbursement	0.05	%(k)	0.03	%(k)	0.04%		0.08	%(m)	0.03	%(m)	0.03	%(m)	—
Net investment income (loss) (j)	0.61	%(k)	0.40	%(k)	0.06%		(0.01)%		(0.12)%		(0.24)%		(0.35)%
Portfolio turnover rate	40	%(i)	—	%(i)(l)(n)	—		—		—		—		—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		82	%(i)	52%		71%		89%		96%		115%
Net assets, end of period (000's)	$1,295,042		$1,285,252		$1,247,610		$1,022,812		$751,124		$701,306		$384,706

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(n)  Amounts represent results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$14.55		$14.28		$13.58		$10.61		$9.70		$6.19		$7.06
Income from Investment Operations:
Net investment income (loss) (c)	0.01		0.02		0.11	(d)	(0.03)		(0.05)		(0.05)		(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.83)		0.77	(e)	0.89		3.00		0.96		3.56		(0.80)
Total from Investment Operations	(0.82)		0.79		1.00		2.97		0.91		3.51		(0.87)
Less Distributions to Shareholders:
From net investment income	—		—		(0.10)		—	(f)	—		—		—
From net realized gains	—		(0.49)		(0.20)		—		—		—		—
From return of capital	—		(0.03)		—		—		—		—		—
Total Distributions to Shareholders	—		(0.52)		(0.30)		—	(f)	—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(f)	—		—		—		—		—		—
Net Asset Value, End of Period	$13.73		$14.55		$14.28		$13.58		$10.61		$9.70		$6.19
Total return (g)	(5.64	)%(h)(i)	5.16	%(h)	7.59	%(h)(i)	28.04	%(h)	9.38%		56.70%		(12.32	)%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.19	%(k)	1.20%		1.26	%(k)	1.31%		1.40%		1.49%		1.70%
Interest expense	—		—		—		—		—	%(l)	—	%(l)	—	%(l)
Net expenses (j)	1.19	%(k)	1.20%		1.26	%(k)	1.31%		1.40%		1.49%		1.70%
Waiver/Reimbursement	0.03	%(k)	0.02%		0.02	%(k)	0.01%		—		—		0.01%
Net investment income (loss) (j)	0.08	%(k)	0.15%		0.84	%(k)	(0.22)%		(0.50)%		(0.59)%		(1.06)%
Portfolio turnover rate	69	%(i)	113%		86	%(i)	141%		130%		204%		308%
Net assets, end of period (000's)	$4,912,403		$5,062,299		$2,474,268		$675,287		$187,094		$48,630		$10,853

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$13.86		$13.73		$12.99		$10.22		$9.42		$6.05		$6.96
Income from Investment Operations:
Net investment income (loss) (c)	(0.05)		(0.08)		—	(d)(e)	(0.11)		(0.12)		(0.13)		(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.78)		0.73	(f)	0.88		2.88		0.92		3.50		(0.79)
Total from Investment Operations	(0.83)		0.65		0.88		2.77		0.80		3.37		(0.91)
Less Distributions to Shareholders:
From net investment income	—		—		(0.02)		—		—		—		—
From net realized gains	—		(0.49)		(0.12)		—		—		—		—
From return of capital	—		(0.03)		—		—		—		—		—
Total Distributions to Shareholders	—		(0.52)		(0.14)		—		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(e)	—		—		—		—		—		—
Net Asset Value, End of Period	$13.03		$13.86		$13.73		$12.99		$10.22		$9.42		$6.05
Total return (g)	(5.99	)%(h)(i)	4.34	%(h)	6.88	%(h)(i)	27.10	%(h)	8.49%		55.70%		(13.07	)%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.94	%(k)	1.95%		2.01	%(k)	2.06%		2.15%		2.24%		2.45%
Interest expense	—		—		—		—		—	%(l)	—	%(l)	—	%(l)
Net expenses (j)	1.94	%(k)	1.95%		2.01	%(k)	2.06%		2.15%		2.24%		2.45%
Waiver/Reimbursement	0.03	%(k)	0.02%		0.02	%(k)	0.01%		—		—		0.01%
Net investment loss (j)	(0.67	)%(k)	(0.56)%		(0.02	)%(k)	(0.96)%		(1.25)%		(1.34)%		(1.81)%
Portfolio turnover rate	69	%(i)	113%		86	%(i)	141%		130%		204%		308%
Net assets, end of period (000's)	$201,130		$230,505		$167,144		$97,006		$60,495		$48,277		$29,562

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)  Rounds to less than $0.01 per share.

(f)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$13.86		$13.73		$12.99		$10.22		$9.42		$6.05		$6.96
Income from Investment Operations:
Net investment income (loss) (c)	(0.05)		(0.09)		0.01	(d)	(0.11)		(0.12)		(0.13)		(0.12)
Net realized and unrealized gain (loss) on investments
and foreign currency	(0.79)		0.74	(e)	0.87		2.88		0.92		3.50		(0.79)
Total from Investment Operations	(0.84)		0.65		0.88		2.77		0.80		3.37		(0.91)
Less Distributions to Shareholders:
From net investment income	—		—		(0.02)		—		—		—		—
From net realized gains	—		(0.49)		(0.12)		—		—		—		—
From return of capital	—				(0.03)		—		—		—		—
Total Distributions to Shareholders	—		(0.52)		(0.14)		—		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(f)	—		—		—		—		—		—
Net Asset Value, End of Period	$13.02		$13.86		$13.73		$12.99		$10.22		$9.42		$6.05
Total return (g)	(6.06	)%(h)(i)	4.34	%(h)	6.88	%(h)(i)	27.10	%(h)	8.49%		55.70%		(13.07	)%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.94	%(k)	1.95%		2.01	%(k)	2.06%		2.15%		2.24%		2.45%
Interest expense	—		—		—		—		—	%(l)	—	%(l)	—	%(l)
Net expenses (j)	1.94	%(k)	1.95%		2.01	%(k)	2.06%		2.15%		2.24%		2.45%
Waiver/Reimbursement	0.03	%(k)	0.02%		0.02	%(k)	0.01%		—		—		0.01%
Net investment income (loss) (j)	(0.67	)%(k)	(0.60)%		0.11	%(k)	(0.96)%		(1.25)%		(1.34)%		(1.81)%
Portfolio turnover rate	69	%(i)	113%		86	%(i)	141%		130%		204%		308%
Net assets, end of period (000's)	$1,378,158		$1,418,014		$651,596		$157,286		$38,460		$14,700		$3,517

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$14.55		$14.32	$13.58		$12.53
Income from Investment Operations:
Net investment income (loss) (c)	(0.01)		(0.02)	0.16	(d)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.83)		0.77 (e)	0.81		1.07
Total from Investment Operations	(0.84)		0.75	0.97		1.05
Less Distributions to Shareholders:
From net investment income	—		—	(0.06)		—
From net realized gains	—		(0.49)	—		—	(f)
From return of capital	—		(0.03)	(0.17)		—
Total Distributions to Shareholders	—		(0.52)	(0.23)		—	(f)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(f)	—	—		—
Net Asset Value, End of Period	$13.71		$14.55	$14.32		$13.58
Total return (g)(h)	(5.77	)%(i)	4.87%	7.38	%(i)	8.38	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	1.44	%(k)	1.45%	1.51	%(k)	1.63	%(k)
Waiver/Reimbursement	0.03	%(k)	0.02%	0.02	%(k)	0.03	%(k)
Net investment income (loss) (j)	(0.17	)%(k)	(0.15)%	1.25	%(k)	(0.91	)%(k)
Portfolio turnover rate	69	%(i)	113%	86	%(i)	141	%(i)
Net assets, end of period (000's)	$63,027		$47,777	$4,394		$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to less than $0.08 per share.

(e)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$14.76		$14.45		$13.76		$10.75		$9.80		$6.24		$7.10
Income from Investment Operations:
Net investment income (loss) (c)	0.02		0.07		0.13	(d)	—	(f)	(0.03)		(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments
and foreign currency	(0.84)		0.76	(e)	0.91		3.04		0.98		3.59		(0.81)
Total from Investment Operations	(0.82)		0.83		1.04		3.04		0.95		3.56		(0.86)
Less Distributions to Shareholders:
From net investment income	—		—		(0.12)		(0.03)		—		—		—
From net realized gains	—		(0.49)		(0.23)		—		—		—		—
From return of capital	—		(0.03)		—		—		—		—		—
Total Distributions to Shareholders	—		(0.52)		(0.35)		(0.03)		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(f)	—		—		—		—		—		—
Net Asset Value, End of Period	$13.94		$14.76		$14.45		$13.76		$10.75		$9.80		$6.24
Total return (g)	(5.56	)%(h)(i)	5.38	%(h)	7.84	%(h)(i)	28.33	%(h)	9.69%		57.05%		(12.11	)%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	0.94	%(k)	0.95%		1.01	%(k)	1.06%		1.15%		1.24%		1.45%
Interest expense	—		—		—		—		—	%(l)	—	%(l)	—	%(l)
Net expenses (j)	0.94	%(k)	0.95%		1.01	%(k)	1.06%		1.15%		1.24%		1.45%
Waiver/Reimbursement	0.03	%(k)	0.02%		0.02	%(k)	0.01%		—		—		0.01%
Net investment income (loss) (j)	0.34	%(k)	0.41%		1.03	%(k)	0.04%		(0.25)%		(0.34)%		(0.81)%
Portfolio turnover rate	69	%(i)	113%		86	%(i)	141%		130%		204%		308%
Net assets, end of period (000's)	$1,554,440		$1,614,313		$732,508		$274,594		$114,896		$37,027		$3,543

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to less than $0.08 per share.

(e)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class A Shares	2008		2008 (b)(c)		2007		2006 (d)		2005		2004		2003
Net Asset Value, Beginning of Period	$10.57		$13.79	(a)	$17.56	(a)	$15.06	(a)	$15.04	(a)	$9.96	(a)	$14.84	(a)
Income from Investment Operations:
Net investment loss (e)	(0.04)		(0.10)		(0.12)		(0.13)		(0.14)		(0.13)		(0.10)
Net realized and unrealized gain (loss) on investments
and written options	0.96		(0.41)		(0.24	)(f)	4.51		0.16		5.21		(4.78)
Total from Investment Operations	0.92		(0.51)		(0.36)		4.38		0.02		5.08		(4.88)
Less Distributions to Shareholders:
From net realized gains	—		(2.69)		(3.41)		(1.88)		—		—		—
From return of capital	—		(0.02)		—		—		—		—		—
Total Distributions to Shareholders	—		(2.71)		(3.41)		(1.88)		—		—		—
Net Asset Value, End of Period	$11.49		$10.57		$13.79		$17.56		$15.06		$15.04		$9.96
Total return (g)(h)	8.70	%(i)	(6.45	)%(i)	(0.03)%		30.90%		0.13%		51.00%		(32.88)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.24	%(q)(k)	1.20	%(j)(k)	1.23	%(j)	1.24%		1.32%		1.38	%(l)	1.40%
Interest expense	—	%(k)(m)	—	%(k)(m)	—		—		—		—	%(m)	—	%(m)
Net expenses	1.24	%(q)(k)	1.20	%(j)(k)	1.23	%(j)	1.24%		1.32%		1.38	% (l)	1.40%
Waiver/Reimbursement	0.04	%(k)	0.04	%(k)	0.03%		0.07	%(n)	0.08	%(n)	0.12	%(n)	0.08%
Net investment loss	(0.69	)%(q)(k)	(0.85	)%(j)(k)	(0.81	)%(j)	(0.84)%		(0.96)%		(1.00)%		(0.86)%
Portfolio turnover rate	74	%(i)	3	%(i)(p)	—		—		—		40	%(o)	44%
Turnover of Columbia Small Cap Growth Master Portfolio	—		199	%(i)	188%		117%		59%		26	%(i)	—
Net assets, end of period (000's)	$188,833		$173,675		$207,258		$150,761		$132,400		$212,854		$128,620

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of Columbia Small Cap Growth Master Portfolio.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  The reimbursement from the investment advisor had an impact of 0.02%.

(m)  Rounds to less than 0.01%.

(n)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(o)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

(p)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

(q)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class B Shares	2008		2008 (b)(c)		2007		2006 (d)		2005		2004		2003
Net Asset Value, Beginning of Period	$9.44		$12.49	(a)	$16.21	(a)	$14.13	(a)	$14.22	(a)	$9.49	(a)	$14.25	(a)
Income from Investment Operations:
Net investment loss (e)	(0.07)		(0.13)		(0.21)		(0.24)		(0.24)		(0.22)		(0.18)
Net realized and unrealized gain (loss) on investments
and written options	0.85		(0.40)		(0.22	)(f)	4.20		0.15		4.95		(4.58)
Total from Investment Operations	0.78		(0.53)		(0.43)		3.96		(0.09)		4.73		(4.76)
Less Distributions to Shareholders:
From net realized gains	—		(2.50)		(3.29)		(1.88)		—		—		—
From return of capital	—		(0.02)		—		—		—		—		—
Total Distributions to Shareholders	—		(2.52)		(3.29)		(1.88)		—		—		—
Net Asset Value, End of Period	$10.22		$9.44		$12.49		$16.21		$14.13		$14.22		$9.49
Total return (g)(h)	8.26	%(i)	(7.15	)%(i)	(0.69)%		29.92%		(0.63)%		49.84%		(33.40)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.99	%(q)(k)	1.95	%(j)(k)	1.98	%(j)	1.99%		2.07%		2.13	%(l)	2.15%
Interest expense	—	%(k)(m)	—	%(k)(m)	—		—		—		—	%(m)	—	%(m)
Net expenses	1.99	%(q)(k)	1.95	%(j)(k)	1.98	%(j)	1.99%		2.07%		2.13	%(l)	2.15%
Waiver/Reimbursement	0.04	%(k)	0.04	%(k)	0.03%		0.07	%(n)	0.08	%(n)	0.12	%(n)	0.08%
Net investment loss	(1.44	)%(q)(k)	(1.57	)%(j)(k)	(1.58	)%(j)	(1.59)%		(1.73)%		(1.75)%		(1.61)%
Portfolio turnover rate	74	%(i)	3	%(i)(p)	—		—		—		40	%(o)	44%
Turnover of Columbia Small Cap Growth Master Portfolio	—		199	%(i)	188%		117%		59%		26	%(i)	—
Net assets, end of period (000's)	$8,267		$9,184		$13,018		$16,229		$16,131		$19,367		$12,567

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of Columbia Small Cap Growth Master Portfolio.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  The reimbursement from the investment advisor had an impact of 0.02%.

(m)  Rounds to less than 0.01%.

(n)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(o)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

(p)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

(q)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class C Shares	2008		2008 (b)(c)		2007		2006 (d)		2005		2004		2003
Net Asset Value, Beginning of Period	$9.67		$12.74	(a)	$16.47	(a)	$14.33	(a)	$14.42	(a)	$9.62	(a)	$14.45	(a)
Income from Investment Operations:
Net investment loss (e)	(0.07)		(0.17)		(0.21)		(0.24)		(0.24)		(0.22)		(0.18)
Net realized and unrealized gain (loss) on investments
and written options	0.88		(0.38)		(0.23	)(f)	4.26		0.15		5.02		(4.65)
Total from Investment Operations	0.81		(0.55)		(0.44)		4.02		(0.09)		4.80		(4.83)
Less Distributions to Shareholders:
From net realized gains	—		(2.50)		(3.29)		(1.88)		—		—		—
From return of capital	—		(0.02)		—		—		—		—		—
Total Distributions to Shareholders	—		(2.52)		(3.29)		(1.88)		—		—		—
Net Asset Value, End of Period	$10.48		$9.67		$12.74		$16.47		$14.33		$14.42		$9.62
Total return (g)(h)	8.38	%(i)	(7.17	)%(i)	(0.74)%		29.93%		(0.62)%		49.90%		(33.43)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.99	%(q)(k)	1.95	%(j)(k)	1.98	%(j)	1.99%		2.07%		2.13	%(l)	2.15%
Interest expense	—	%(k)(m)	—	%(k)(m)	—		—		—		—	%(m)	—	%(m)
Net expenses	1.99	%(q)(k)	1.95	%(j)(k)	1.98	%(j)	1.99%		2.07%		2.13	%(l)	2.15%
Waiver/Reimbursement	0.04	%(k)	0.04	%(k)	0.03%		0.07	%(n)	0.08	%(n)	0.12	%(n)	0.08%
Net investment loss	(1.43	)%(q)(k)	(1.60	)%(j)(k)	(1.57	)%(j)	(1.59)%		(1.73)%		(1.75)%		(1.61)%
Portfolio turnover rate	74	%(i)	3	%(i)(p)	—		—		—		40	%(o)	44%
Turnover of Columbia Small Cap Growth Master Portfolio	—		199	%(i)	188%		117%		59%		26	%(i)	—
Net assets, end of period (000's)	$4,301		$3,689		$4,998		$4,452		$3,651		$5,454		$3,644

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of Columbia Small Cap Growth Master Portfolio.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  The reimbursement from the investment advisor had an impact of 0.02%.

(m)  Rounds to less than 0.01%.

(n)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(o)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

(p)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

(q)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class Z Shares	2008		2008 (b)(c)		2007		2006 (d)		2005		2004		2003
Net Asset Value, Beginning of Period	$11.01		$14.30	(a)	$18.06	(a)	$15.40	(a)	$15.35	(a)	$10.14	(a)	$15.07	(a)
Income from Investment Operations:
Net investment loss (e)	(0.03)		(0.07)		(0.08)		(0.10)		(0.11)		(0.10)		(0.07)
Net realized and unrealized gain (loss) on investments
and written options	1.01		(0.44)		(0.23	)(f)	4.64		0.16		5.31		(4.86)
Total from Investment Operations	0.98		(0.51)		(0.31)		4.54		0.05		5.21		(4.93)
Less Distributions to Shareholders:
From net realized gains	—		(2.76)		(3.45)		(1.88)		—		—		—
From return of capital	—		(0.02)		—		—		—		—		—
Total Distributions to Shareholders	—		(2.78)		(3.45)		(1.88)		—		—		—
Net Asset Value, End of Period	$11.99		$11.01		$14.30		$18.06		$15.40		$15.35		$10.14
Total return (g)(h)	8.90	%(i)	(6.31	)%(i)	0.33%		31.26%		0.33%		51.38%		(32.71)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.99	%(q)(k)	0.95	%(j)(k)	0.98	%(j)	0.99%		1.07%		1.13	%(l)	1.15%
Interest expense	—	%(k)(m)	—	%(k)(m)	—		—		—		—	%(m)	—	%(m)
Net expenses	0.99	%(q)(k)	0.95	%(j)(k)	0.98	%(j)	0.99%		1.07%		1.13	%(l)	1.15%
Waiver/Reimbursement	0.04	%(k)	0.04	%(k)	0.03%		0.07	%(n)	0.08	%(n)	0.12	%(n)	0.08%
Net investment loss	(0.44	)%(q)(k)	(0.57	)%(j)(k)	(0.56	)%(j)	(0.59)%		(0.73)%		(0.75)%		(0.61)%
Portfolio turnover rate	74	%(i)	3	%(i)(p)	—		—		—		40	%(o)	44%
Turnover of Columbia Small Cap Growth Master Portfolio	—		199	%(i)	188%		117%		59%		26	%(i)	—
Net assets, end of period (000's)	$300,180		$279,900		$378,164		$308,930		$360,975		$509,419		$410,198

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund Primary shares were renamed Class Z shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of Columbia Small Cap Growth Master Portfolio.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  The reimbursement from the investment advisor had an impact of 0.02%.

(m)  Rounds to less than 0.01%.

(n)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(o)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

(p)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

(q)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Stock Funds

August 31, 2008 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Convertible Securities Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund II

Columbia Marsico Growth Fund

Columbia Large Cap Core Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico 21st Century Fund

Columbia Small Cap Growth Fund II

Investment Objectives

Columbia Convertible Securities Fund seeks total return, consisting of capital appreciation and current income. Columbia Large Cap Value Fund, Columbia Mid Cap Value Fund, Columbia Small Cap Value Fund II and Columbia Large Cap Core Fund each seeks long-term capital appreciation. Columbia Marsico Growth Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico 21st Century Fund and Columbia Small Cap Growth Fund II each seeks long-term growth of capital.

Columbia Marsico Growth Fund (the "Feeder Fund") seeks to achieve its investment objective by investing all or substantially all of its assets in Columbia Marsico Growth Master Portfolio (the "Master Portfolio"). The Master Portfolio is a series of Columbia Funds Master Investment Trust, LLC (the "Master Trust"). The Master Portfolio has the same investment objective as the Feeder Fund. The value of the Feeder Fund's investment in the Master Portfolio included on the Statement of Assets and Liabilities reflects the Feeder Fund's proportionate beneficial interest in the net assets of the Master Portfolio and is equal to 99.8% at August 31, 2008. The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Other funds that are managed by Columbia Management Advisors, LLC ("Columbia"), that are not registered under the 1940 Act, and whose financial statements are not presented here, also invest in the Master Portfolio.

Prior to February 28, 2008, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II (the "Former Feeder Funds") each operated in a master-feeder structure, investing all or substantially all of their assets in Columbia Large Cap Core Master Portfolio, Columbia Marsico Focused Equities Master Portfolio and Columbia Small Cap Growth Master Portfolio, respectively. Effective February 28, 2008, the Former Feeder Funds redeemed in-kind their investments in their respective master funds and converted into stand-alone funds, investing directly in individual portfolio securities rather than in their respective master portfolios.

Fund Shares

The Trust may issue an unlimited number of shares. Columbia Convertible Securities Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, and Columbia Small Cap Growth Fund II each offer four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia Large Cap Value Fund, Columbia Mid Cap Value Fund, Columbia Small Cap Value Fund II, Columbia Marsico Growth Fund and Columbia Marsico 21st Century Fund each offer five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year of purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Funds' prospectuses.

Stock Funds, August 31, 2008 (Unaudited)

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Funds' shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds' net asset values. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The Feeder Fund invests all or substantially all of its assets in the Master Portfolio. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for the Master Portfolio's valuation policies.

On March 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•  Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Stock Funds, August 31, 2008 (Unaudited)

The following tables summarize the inputs used, as of August 31, 2008, in valuing each Fund's assets:

Columbia Convertible Securities Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$56,258,843	$(256,000)
Level 2 – Other Significant Observable Inputs	565,987,033	—
Level 3 – Significant Unobservable Inputs	4,515,761	—
Total	$626,761,637	$(256,000)

*  Other financial instruments consist of written options contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the six months ending August 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value of the above fund:

	Investments In Securities	Other Financial Instruments
Balance as of February 29, 2008	$3,080,568	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation	(573,999)	—
Net purchases	2,009,192	—
Transfers in and or out of Level 3	—	—
Balance as of August 31, 2008	$4,515,761	$—
Columbia Large Cap Value Fund
Valuation Inputs	Investments In Securities	Other Financial Instruments
Level 1 – Quoted Prices	$3,209,997,857	$—
Level 2 – Other Significant Observable Inputs	36,656,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$3,246,653,857	$—
Columbia Mid Cap Value Fund
Valuation Inputs	Investments In Securities	Other Financial Instruments
Level 1 – Quoted Prices	$4,851,831,661	$—
Level 2 – Other Significant Observable Inputs	113,339,961	—
Level 3 – Significant Unobservable Inputs	1,058	—
Total	$4,965,172,680	$—

The following table reconciles asset balances for the six months ending August 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value of the above fund:

	Investments In Securities	Other Financial Instruments
Balance as of February 29, 2008	$1,058	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized gain(loss)
Change in unrealized appreciation (depreciation)	—	—
Net purchases/sales	—	—
Transfers in and or out of Level 3	—	—
Balance as of August 31, 2008	$1,058	$—
Columbia Small Cap Value Fund II
Valuation Inputs	Investments In Securities	Other Financial Instruments
Level 1 – Quoted Prices	$1,419,199,617	$—
Level 2 – Other Significant Observable Inputs	56,817,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,476,016,617	$—

Stock Funds, August 31, 2008 (Unaudited)

Columbia Large Cap Core Fund
Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,492,480,559	$(5,430)
Level 2 – Other Significant Observable Inputs	12,577,166	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,505,057,725	$(5,430)

*  Other financial instruments consist of written options contracts which are not included in the investment portfolio.

Columbia Marsico Focused Equities Fund
Valuation Inputs	Investments In Securities	Other Financial Instruments
Level 1 – Quoted Prices	$3,879,503,361	$—
Level 2 – Other Significant Observable Inputs	665,906,945	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$4,545,410,306	$—
Columbia Marsico 21st Century Fund
Valuation Inputs	Investments In Securities	Other Financial Instruments
Level 1 – Quoted Prices	$6,745,023,942	$—
Level 2 – Other Significant Observable Inputs	1,334,094,233	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$8,079,118,175	$—
Columbia Small Cap Growth Fund II
Valuation Inputs	Investments In Securities	Other Financial Instruments
Level 1 – Quoted Prices	$498,613,505	$—
Level 2 – Other Significant Observable Inputs	2,356,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$500,969,505	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Funds' financial statement disclosures.

Options

Each Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase a Fund's exposure to the underlying instrument. Writing call options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. Each Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market. Each Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a segregated account.

Stock Funds, August 31, 2008 (Unaudited)

Each Fund may also purchase put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying instrument. Each Fund may pay a premium, which is included in the Fund's Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the amounts paid (call) or offset against the proceeds (put) on the underlying security transaction to determine the realized gain or loss. If a Fund enters into a closing transaction, the Fund will realize a gain or loss, depending on whether the proceeds from the closing transaction are greater or less than the cost of the option.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statements of Operations.

Income Recognition

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Funds become aware of such, net of any non-reclaimable tax withholdings.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities except for premiums attributable to the conversion feature on convertible securities.

Expenses

General expenses of the Trust are allocated to the Funds and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

The Feeder Fund records its proportionate share of investment income, realized and unrealized gains (losses) and expenses reported by the Master Portfolio on a daily basis. The investment income, realized and unrealized gains (losses) and expenses are allocated daily to investors of the Master Portfolio based upon the relative value of their investment in the Master Portfolio.

Stock Funds, August 31, 2008 (Unaudited)

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions of net investment income for Columbia Convertible Securities Fund, Columbia Large Cap Value Fund and Columbia Mid Cap Value Fund, if any, are declared and distributed quarterly. Distributions of net investment income for the remaining Funds, if any, are declared and distributed annually. The Funds may, however, declare and pay distributions from net investment income more frequently. Net realized capital gains, if any, are distributed at least annually for all Funds. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the period ended February 29, 2008 and the years ended February 28, 2007 and March 31, 2007 was as follows:

	02/29/08
	Ordinary Income*	Long-Term Capital Gains	Return of Capital
Columbia Convertible Securities Fund	$29,993,669	$70,221,483	$—
Columbia Large Cap Value Fund	103,225,705	420,574,785	—
Columbia Mid Cap Value Fund	75,351,135	202,789,161	—
Columbia Small Cap Value Fund II	10,648,125	20,968,939	—
Columbia Marsico Growth Fund	7,092,519	—	—
Columbia Large Cap Core Fund	20,540,397	82,228,107	—
Columbia Marsico Focused Equities Fund	855,093	53,534,080	—
Columbia Marsico 21st Century Fund	159,778,617	73,530,181	11,387,245
Columbia Small Cap Growth Fund II	52,446,305	59,244,167	867,315

Stock Funds, August 31, 2008 (Unaudited)

	02/28/07
	Ordinary Income*	Long-Term Capital Gains
Columbia Convertible Securities Fund	$55,101,326	$98,276,331
Columbia Large Cap Value Fund	41,127,678	226,813,014
Columbia Mid Cap Value Fund	80,426,534	235,145,906
Columbia Small Cap Value Fund II	3,898,176	19,561,208
Columbia Marsico 21st Century Fund	30,268,652	9,670,153
	03/31/07
	Ordinary Income*	Long-Term Capital Gains
Columbia Marsico Growth Fund	$—	$—
Columbia Large Cap Core Fund	15,573,123	—
Columbia Marsico Focused Equities Fund	—	—
Columbia Small Cap Growth Fund II	9,984,992	97,990,247

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at August 31, 2008, based on cost of investments for federal income tax purposes were:

	Unrealized Appreciation		Unrealized Depreciation	Net Unrealized Appreciation
Columbia Convertible Securities Fund	$41,471,570		$(34,889,874)	$6,581,696
Columbia Large Cap Value Fund	482,633,530		(306,542,311)	176,091,219
Columbia Mid Cap Value Fund	635,746,414		(478,719,961)	157,026,453
Columbia Small Cap Value Fund II	164,829,269		(126,466,790)	38,362,479
Columbia Marsico Growth Fund	—	*	— *	—	*
Columbia Large Cap Core Fund	147,969,959		(60,882,697)	87,087,262
Columbia Marsico Focused Equities Fund	927,916,390		(144,539,983)	783,376,407
Columbia Marsico 21st Century Fund	848,227,675		(529,339,156)	318,888,519
Columbia Small Cap Growth Fund II	71,289,458		(29,014,271)	42,275,187

*  See corresponding Master Portfolio's Notes to Financial Statements for tax basis information.

The following capital loss carryforwards, determined as of February 29, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2009	2010	2011	2012	2013	Total*
Columbia Large Cap Value Fund	$—	$—	$4,189,476	$—	$—	$4,189,476
Columbia Marsico Growth Fund	1,479,676	11,995,864	38,422,781	—	30,480,049	82,378,370

* Utilization of these losses in future years may be limited under Federal tax laws.

Stock Funds, August 31, 2008 (Unaudited)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Funds' financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA") provides investment advisory services to the Funds, except the Feeder Fund. In rendering investment advisory services to the Funds except for Columbia Marsico Focused Equities Fund and Columbia Marsico 21st Century Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte., Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets at the following annual rates:

	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Convertible Securities Fund	0.65%	0.60%	0.55%	0.50%	0.50%	0.50%
Columbia Large Cap Value Fund	0.60%	0.55%	0.43%	0.43%	0.43%	0.41%
Columbia Mid Cap Value Fund	0.65%	0.60%	0.55%	0.50%	0.50%	0.50%
Columbia Small Cap Value Fund II	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%
Columbia Large Cap Core Fund	0.60%	0.55%	0.50%	0.45%	0.43%	0.41%
Columbia Marsico Focused Equities Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Columbia Marsico 21st Century Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Columbia Small Cap Growth Fund II	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%

The Feeder Fund indirectly pays for investment advisory and sub-advisory services through its investment in the Master Portfolio. (See Note 4 of Notes to Financial Statements of the Master Portfolio).

Columbia has contractually agreed to waive a portion of the investment advisory fee for Columbia Marsico Focused Equities Fund and Columbia Marsico 21st Century Fund through June 30, 2009. The waiver is calculated based on the difference between the sub-advisory fees that would have been payable to Marsico Capital Management, LLC ("Marsico") based on the sub-advisory fee rates in effect immediately prior to January 1, 2008 and the fees payable to Marsico under the current sub-advisory fee rates. For the six month period ended August 31, 2008, Columbia waived investment advisory fees of $212,554 and $394,086 for Columbia Marsico Focused Equities Fund and Columbia Marsico 21st Century Fund, respectively.

For the six month period ended August 31, 2008, the annualized effective investment advisory fee rates for the

Stock Funds, August 31, 2008 (Unaudited)

Funds, net of any fee waivers, as a percentage of each Fund's average daily net assets, were as follows:

Annualized Effective Fee Rate
Columbia Convertible Securities Fund	0.64%
Columbia Large Cap Value Fund	0.47%
Columbia Mid Cap Value Fund	0.53%
Columbia Small Cap Value Fund II	0.66%
Columbia Large Cap Core Fund	0.55%
Columbia Marsico Focused Equities Fund	0.62%
Columbia Marsico 21st Century Fund	0.59%
Columbia Small Cap Growth Fund II	0.70%

Sub-Advisory Fee

Marsico has been retained by Columbia to serve as the investment sub-advisor to Columbia Marsico Focused Equities Fund and Columbia Marsico 21st Century Fund. As the sub-advisor and subject to the oversight of Columbia and the Funds' Board of Trustees, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Funds. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee.

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee based on each Fund's average daily net assets at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Annual Fee Rate
Columbia Convertible Securities Fund	0.170%
Columbia Large Cap Value Fund	0.170%
Columbia Mid Cap Value Fund	0.170%
Columbia Small Cap Value Fund II	0.170%
Columbia Marsico Growth Fund	0.120%
Columbia Large Cap Core Fund	0.170%
Columbia Marsico Focused Equities Fund	0.220%
Columbia Marsico 21st Century Fund	0.220%
Columbia Small Cap Growth Fund II	0.117%

Columbia has contractually agreed to waive a portion of its administration fee for Columbia Large Cap Value Fund through June 30, 2009, at an annual rate of 0.04% of the Fund's average daily net assets up to $500 million.

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly. In addition, each Fund except Columbia Marsico Growth Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee for each Fund except Columbia Marsico Growth Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of

Stock Funds, August 31, 2008 (Unaudited)

payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The Transfer Agent has voluntarily agreed to waive a portion of its fees for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually for each Fund except Columbia Mid Cap Value Fund and Columbia Small Cap Value Fund II. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Funds' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations as follows:

Minimum Account Balance Fee
Columbia Convertible Securities Fund	$3,253
Columbia Large Cap Value Fund	44,536
Columbia Mid Cap Value Fund	24,119
Columbia Small Cap Value Fund II	500
Columbia Marsico Growth Fund	5,251
Columbia Large Cap Core Fund	2,184
Columbia Marsico Focused Equities Fund	8,616
Columbia Marsico 21st Century Fund	2,815
Columbia Small Cap Growth Fund II	19,872

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds' shares. For the six month period ended August 31, 2008, the Distributor has retained net underwriting discounts on sales of Class A shares and received net CDSC fees on Class A, Class B and Class C redemptions as follows:

	Front-End Sales Charge	CDSC
	Class A	Class A	Class B	Class C
Columbia Convertible Securities Fund	$5,162	$—	$39,882	$707
Columbia Large Cap Value Fund	16,834	1,045	145,827	2,282
Columbia Mid Cap Value Fund	84,079	1,288	118,250	46,128
Columbia Small Cap Value Fund II	9,783	2,230	7,204	8,113
Columbia Marsico Growth Fund	65,847	798	100,174	78,384
Columbia Large Cap Core Fund	4,161	1	2,903	71
Columbia Marsico Focused Equities Fund	38,699	2,609	106,809	27,181
Columbia Marsico 21st Century Fund	487,613	18,153	249,568	252,506
Columbia Small Cap Growth Fund II	4,997	4	3,462	656

Stock Funds, August 31, 2008 (Unaudited)

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The Trust has also adopted a distribution plan for Class R shares of Columbia Large Cap Value Fund, Columbia Mid Cap Value Fund, Columbia Small Cap Value Fund II, Columbia Marsico Growth Fund and Columbia Marsico 21st Century Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Expense Limits and Fee Waivers

Columbia and/or some of the Funds' other service providers have contractually agreed to waive fees and/or reimburse expenses through June 30, 2009, for Columbia Small Cap Value Fund II and Columbia Small Cap Growth Fund II so that the expenses incurred by the Funds (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, will not exceed the following annual rates, based on each Fund's average daily net assets:

Annual Rate
Columbia Small Cap Value Fund II	1.30%
Columbia Small Cap Growth Fund II	1.15%

There is no guarantee that these expense limitations will continue after June 30, 2009.

Prior to June 30, 2008, Columbia and or some of the Funds' other service providers contractually agreed to waive fees and/or reimburse certain expenses for Columbia Mid Cap Value Fund so that the expenses incurred by the Columbia Mid Cap Value Fund (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, did not exceed the annual rate of 1.25% of the Fund's average daily net assets.

Columbia and/or the Distributor are entitled to recover from Columbia Mid Cap Value Fund, Columbia Small Cap Value Fund II and Columbia Small Cap Growth Fund II any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Funds' total operating expenses to exceed the expense limitations in effect at the time of recovery.

At August 31, 2008, no amounts were potentially recoverable from Columbia Mid Cap Value Fund, Columbia Small Cap Value Fund II and Columbia Small Cap Growth Fund II.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Stock Funds, August 31, 2008 (Unaudited)

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities.

As a result of fund mergers, certain Funds assumed the liabilities of the deferred compensation plan of acquired funds, which is included in "Trustees' fees" on the Statements of Assets and Liabilities. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended August 31, 2008, these custody credits reduced total expenses as follows:

Columbia Convertible Securities Fund	$2,027
Columbia Large Cap Value Fund	1,340
Columbia Mid Cap Value Fund	9,398
Columbia Small Cap Value Fund II	3,617
Columbia Marsico Growth Fund	2
Columbia Large Cap Core Fund	1,868
Columbia Marsico Focused Equities Fund	2,246
Columbia Marsico 21st Century Fund	3,710
Columbia Small Cap Growth Fund II	3,344

Note 6. Portfolio Information

For the six month period ended August 31, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases		Sales
Columbia Convertible Securities Fund	$287,303,089		$408,263,695
Columbia Large Cap Value Fund	856,505,526		1,035,542,261
Columbia Mid Cap Value Fund	1,633,866,890		913,777,046
Columbia Small Cap Value Fund II	609,139,986		296,130,649
Columbia Marsico Growth Fund	-—	*	—	*
Columbia Large Cap Core Fund	860,968,500		890,849,746
Columbia Marsico Focused Equities Fund	1,724,624,695		1,714,593,834
Columbia Marsico 21st Century Fund	5,740,672,863		5,255,787,025
Columbia Small Cap Growth Fund II	356,904,317		363,520,094

*  See corresponding Master Portfolio's Notes to Financial Statements for purchase and sales information.

Note 7. Redemption Fees

Columbia Marsico 21st Century Fund may impose a 2.00% redemption fee on the proceeds of fund shares that are redeemed within 60 days of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short-term trading of the portfolio. The redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class of the Fund based on the relative net assets at the time of the redemption. For the six month period ended August 31, 2008, the redemption fees for Class A, Class B and Class C shares of Columbia Marsico 21st Century Fund amounted to $547, $1,075 and $3,214, respectively.

Stock Funds, August 31, 2008 (Unaudited)

Note 8. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2008, the average daily loan balance outstanding on days where borrowing existed, and the weighted average interest rate of each Fund were as follows:

	Average Borrowings	Weighted Average Interest Rate
Columbia Convertible Securities Fund	$2,000,000	3.375%
Columbia Large Cap Core Fund	3,000,000	2.500
Columbia Small Cap Growth Fund II	500,000	1.750

Note 9. Securities Lending

Each Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Funds. Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their right to dispose of the collateral, there may be a potential loss to the Funds. The Funds bear the risk of loss with respect to the investment of collateral.

Note 10. Shares of Beneficial Interest

As of August 31, 2008, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Convertible Securities Fund	36.8
Columbia Large Cap Value Fund	34.9
Columbia Mid Cap Value Fund	13.6
Columbia Small Cap Value Fund II	13.6
Columbia Marsico Growth Fund	17.3
Columbia Large Cap Core Fund	57.0
Columbia Marsico Focused Equities Fund	6.9
Columbia Marsico 21st Century Fund	5.2
Columbia Small Cap Growth Fund II	36.2

Stock Funds, August 31, 2008 (Unaudited)

As of August 31, 2008, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Mid Cap Value Fund	1	7.3
Columbia Small Cap Value Fund II	2	17.9
Columbia Marsico Growth Fund	3	34.8
Columbia Large Cap Core Fund	1	5.6
Columbia Marsico Focused Equities Fund	1	22.3
Columbia Marsico 21st Century Fund	3	37.3

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 11. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Stock Funds, August 31, 2008 (Unaudited)

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 12. Business Combinations and Mergers

As of the close of business on September 22, 2006, Columbia Small Company Equity Fund merged into Columbia Small Cap Growth Fund II. Columbia Small Cap Growth Fund II received a tax-free transfer of assets from Columbia Small Company Equity Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation*
13,634,952	$184,102,330	$11,128,807

Net Assets of Columbia Small Cap Growth Fund II Prior to Combination	Net Assets of Columbia Small Company Equity Fund Immediately Prior to Combination	Net Assets of Columbia Small Cap Growth Fund II Immediately After Combination
$386,854,349	$184,102,330	$570,956,679

*  Unrealized appreciation is included in the Net Assets Received.

Note 13. Subsequent Event

On October 16, 2008 the uncommitted and committed lines of credit discussed in Note 8 were terminated or amended. The uncommitted line of credit was terminated. The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to $200,000,000. Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

Columbia Funds Master Investment Trust, LLC

Columbia Marsico Growth Master Portfolio Semiannual Report (Unaudited)

August 31, 2008

The following pages should be read in conjunction with Columbia Marsico Growth Fund's Semiannual Report.

Investment Portfolio – Columbia Marsico Growth Master Portfolio

August 31, 2008 (Unaudited)

Common Stocks – 91.1%
	Shares	Value ($)
Consumer Discretionary – 15.3%
Hotels, Restaurants & Leisure – 12.1%
Las Vegas Sands Corp. (a)	1,981,869	93,960,409
McDonald's Corp.	5,743,950	356,124,900
Wynn Resorts Ltd.	1,619,291	154,512,747
Yum! Brands, Inc.	3,501,212	124,923,244
Hotels, Restaurants & Leisure Total		729,521,300
Multiline Retail – 0.4%
Target Corp.	483,839	25,653,144
Multiline Retail Total		25,653,144
Specialty Retail – 1.7%
Lowe's Cos, Inc.	4,057,298	99,971,823
Specialty Retail Total		99,971,823
Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc., Class B	1,044,734	63,321,328
Textiles, Apparel & Luxury Goods Total		63,321,328
Consumer Discretionary Total		918,467,595
Consumer Staples – 5.1%
Beverages – 1.0%
Heineken NV, ADR	2,524,144	59,533,198
Beverages Total		59,533,198
Food & Staples Retailing – 4.1%
Costco Wholesale Corp.	1,600,749	107,346,228
CVS Caremark Corp.	3,718,949	136,113,534
Food & Staples Retailing Total		243,459,762
Consumer Staples Total		302,992,960
Energy – 9.5%
Energy Equipment & Services – 7.1%
Cameron International Corp. (a)	898,502	41,861,208
FMC Technologies, Inc. (a)	271,566	14,545,075
Halliburton Co.	593,882	26,095,175
Schlumberger Ltd.	1,736,241	163,588,627
Transocean, Inc. (a)	1,345,253	171,116,182
Weatherford International Ltd. (a)	234,832	9,059,818
Energy Equipment & Services Total		426,266,085
Oil, Gas & Consumable Fuels – 2.4%
Petroleo Brasileiro SA, ADR	2,740,112	144,513,507
Oil, Gas & Consumable Fuels Total		144,513,507
Energy Total		570,779,592
Financials – 13.6%
Capital Markets – 3.7%
Goldman Sachs Group, Inc.	1,344,694	220,489,475
Capital Markets Total		220,489,475

	Shares	Value ($)
Commercial Banks – 8.7%
Industrial & Commercial Bank of China, Class H	270,668,000	185,906,842
U.S. Bancorp	5,024,490	160,080,251
Wells Fargo & Co.	5,929,051	179,472,374
Commercial Banks Total		525,459,467
Real Estate Management & Development – 1.2%
St. Joe Co.	1,884,154	70,222,420
Real Estate Management & Development Total		70,222,420
Financials Total		816,171,362
Health Care – 4.2%
Biotechnology – 4.2%
Amylin Pharmaceuticals, Inc. (a)	1,344,508	29,552,286
Genentech, Inc. (a)	2,277,090	224,862,637
Biotechnology Total		254,414,923
Health Care Total		254,414,923
Industrials – 17.4%
Aerospace & Defense – 8.4%
General Dynamics Corp.	2,336,472	215,656,366
Lockheed Martin Corp.	2,233,733	260,095,870
Precision Castparts Corp.	298,910	30,865,447
Aerospace & Defense Total		506,617,683
Electrical Equipment – 1.0%
Vestas Wind Systems A/S (a)	447,280	60,731,236
Electrical Equipment Total		60,731,236
Industrial Conglomerates – 0.2%
McDermott International, Inc. (a)	413,007	14,343,733
Industrial Conglomerates Total		14,343,733
Machinery – 0.0%
John Bean Technologies Corp. (a)(b)	—	3
Machinery Total		3
Road & Rail – 7.8%
CSX Corp.	1,105,181	71,483,107
Norfolk Southern Corp.	1,513,272	111,270,890
Union Pacific Corp.	3,376,032	283,249,085
Road & Rail Total		466,003,082
Industrials Total		1,047,695,737
Information Technology – 14.3%
Communications Equipment – 2.3%
QUALCOMM, Inc.	2,652,822	139,671,078
Communications Equipment Total		139,671,078

See Accompanying Notes to Financial Statements.

Columbia Marsico Growth Master Portfolio, August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Computers & Peripherals – 4.9%
Apple, Inc. (a)	1,709,386	289,792,209
Computers & Peripherals Total		289,792,209
Internet Software & Services – 1.1%
Google, Inc., Class A (a)	145,704	67,503,206
Internet Software & Services Total		67,503,206
IT Services – 6.0%
MasterCard, Inc., Class A	937,900	227,487,645
Visa, Inc., Class A	1,771,971	134,492,599
IT Services Total		361,980,244
Information Technology Total		858,946,737
Materials – 7.5%
Chemicals – 7.5%
Air Products & Chemicals, Inc.	691,872	63,548,443
Monsanto Co.	1,872,655	213,950,834
Potash Corp. of Saskatchewan, Inc.	214,767	37,283,551
Praxair, Inc.	1,474,861	132,501,512
Chemicals Total		447,284,340
Materials Total		447,284,340
Telecommunication Services – 4.2%
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	1,075,200	34,395,648
Diversified Telecommunication Services Total		34,395,648
Wireless Telecommunication Services – 3.6%
America Movil SAB de CV, Series L, ADR	1,964,475	100,934,726
China Mobile Ltd.	10,329,925	117,442,134
Wireless Telecommunication Services Total		218,376,860
Telecommunication Services Total		252,772,508
Total Common Stocks (Cost of $4,368,147,158)		5,469,525,754

Short-Term Obligation – 7.6%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due 09/02/08 at 2.000%, collateralized by U.S. Government Agency Obligations maturing 05/06/10, market value of $464,645,671 (repurchase proceeds $455,633,229)	455,532,000	455,532,000
Total Short-Term Obligation (Cost of $455,532,000)		455,532,000
Total Investments – 98.7% (Cost of $4,823,679,158) (c)		5,925,057,754
Other Assets & Liabilities, Net – 1.3%		77,613,263
Net Assets – 100.0%		$6,002,671,017

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Rounds to less than 1 share.

(c)  Cost for federal income tax purposes is $4,823,679,158.

At August 31, 2008, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Industrials	17.4
Consumer Discretionary	15.3
Information Technology	14.3
Financials	13.6
Energy	9.5
Materials	7.5
Consumer Staples	5.1
Health Care	4.2
Telecommunication Services	4.2
91.1
Short-Term Obligation	7.6
Other Assets & Liabilities, Net	1.3
100.0
Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Marsico Growth Master Portfolio

August 31, 2008 (Unaudited)

		($)
Assets	Investments, at cost	4,368,147,158
	Repurchase agreement, at cost	455,532,000
	Total investments, at cost	4,823,679,158
	Investments, at value	5,469,525,754
	Repurchase agreement, at value	455,532,000
	Total investments, at value	5,925,057,754
	Cash	143
	Receivable for:
	Investments sold	74,034,581
	Interest	75,922
	Dividends	8,031,603
	Other assets	11,611
	Total Assets	6,007,211,614
Liabilities	Payable for:
	Investments purchased	697,311
	Investment advisory fee	3,129,042
	Administration fee	502,954
	Pricing and bookkeeping fees	14,667
	Trustees' fees	54,133
	Custody fee	99,645
	Other liabilities	42,845
	Total Liabilities	4,540,597
	Net Assets	6,002,671,017

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Marsico Growth Master Portfolio

For the Six Months Ended August 31, 2008 (Unaudited)

		($)
Investment Income	Dividends (net of foreign taxes withheld of $614,082)	43,984,839
	Interest	4,975,825
	Total Investment Income	48,960,664
Expenses	Investment advisory fee	19,717,007
	Administration fee	3,153,887
	Pricing and bookkeeping fees	75,286
	Trustees' fees	11,946
	Custody fee	245,796
	Other expenses	84,184
	Total Expenses	23,288,106
	Fees waived or expenses reimbursed by investment advisor	(293,645)
	Custody earnings credit	(3,405)
	Net Expenses	22,991,056
	Net Investment Income	25,969,608
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized loss on:
	Investments	(413,765,651)
	Foreign currency transactions	(107,506)
	Net realized loss	(413,873,157)
	Change in unrealized appreciation (depreciation) on:
	Investments	126,258,915
	Foreign currency translations	(5,220)
	Net change in unrealized appreciation (depreciation)	126,253,695
	Net Loss	(287,619,462)
	Net Decrease Resulting from Operations	(261,649,854)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Marsico Growth Master Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended August 31, 2008 ($)	Period Ended February 29, 2008 (a)($)	Year Ended March 31, 2007 ($)
Operations	Net investment income	25,969,608	46,416,969	24,426,397
	Net realized gain (loss) on investments and foreign currency transactions	(413,873,157)	(29,690,633)	14,471,691
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	126,253,695	(17,836,114)	185,265,873
	Net Increase (Decrease) Resulting from Operations	(261,649,854)	(1,109,778)	224,163,961
	Contributions	743,702,261	1,957,854,003	2,188,083,613
	Withdrawals	(888,221,997)	(1,311,169,682)	(1,011,668,981)
	Net Contributions/Withdrawals	(144,519,736)	646,684,321	1,176,414,632
	Total Increase (Decrease) in Net Assets	(406,169,590)	645,574,543	1,400,578,593
Net Assets
	Beginning of period	6,408,840,607	5,763,266,064	4,362,687,471
	End of period	6,002,671,017	6,408,840,607	5,763,266,064

(a)  The Master Portfolio changed its fiscal year end from March 31 to February 29.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Master Portfolio

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
	2008		2008 (a)		2007	2006	2005		2004		2003
Total return	(9.35	)%(b)	0.70	%(b)	4.07%	15.11%	8.30%		33.81%		(18.90)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (c)	0.71	%(d)	0.72	%(d)	0.73%	0.75%	0.83%		0.87%		0.87%
Interest expense	—		—		—	—	—	%(e)	—	%(e)	—	%(e)
Net expenses (c)	0.71	%(d)	0.72	%(d)	0.73%	0.75%	0.83%		0.87%		0.87%
Waiver/Reimbursement	0.01	%(d)	—		—	—	—		—		—
Net investment income (loss) (c)	0.81	%(d)	0.78	%(d)	0.50%	0.31%	0.25%		0.07%		(0.05)%
Portfolio turnover rate	39	%(b)	58	%(b)	42%	62%	62%		94%		107%

(a)  The Master Portfolio changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(b)  Not annualized.

(c)  The benefits derived from custody credits had an impact of less than 0.01%.

(d)  Annualized.

(e)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Marsico Growth Master Portfolio

August 31, 2008 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust, LLC (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains only to Columbia Marsico Growth Master Portfolio (the "Master Portfolio").

The following investors were invested in the Master Portfolio at August 31, 2008:

Columbia Marsico Growth Master Portfolio:
Columbia Marsico Growth Fund (the "Feeder Fund")	99.8%
Banc of America Capital Management Funds I, LLC – Growth Fund	0.2%

The series of the Master Trust serve as master portfolios for the Columbia Funds that operate as feeder funds in a master/feeder structure.

The Master Portfolio is a diversified fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Master Portfolio's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which Columbia Management Advisors, LLC ("Columbia") believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Master Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Master Portfolio's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.)

•  Level 3 – significant unobservable inputs (including the Master Portfolio's own assumptions in determining the value of investments)

Columbia Marsico Growth Master Portfolio, August 31, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of August 31, 2008, in valuing the Master Portfolio's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$5,105,445,542	$—
Level 2 – Other Significant Observable Inputs	819,612,212	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$5,925,057,754	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Master Portfolio's financial statement disclosures.

Repurchase Agreements

The Master Portfolio may engage in repurchase agreement transactions with institutions that Columbia, the Master Portfolio's investment advisor, has determined are creditworthy. The Master Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seeks to assert its rights.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Master Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Master Portfolio becomes aware of such, net of any non-reclaimable tax withholdings.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Master Portfolio no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains (losses) of the Master Portfolio.

Expenses

General expenses of the Master Trust are allocated to the Master Portfolio and other series of the Master Trust based

Columbia Marsico Growth Master Portfolio, August 31, 2008 (Unaudited)

upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Master Portfolio are charged to the Master Portfolio.

Federal Income Tax Status

The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio's assets, income and distributions will be managed in such a way that the Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

Indemnification

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Portfolio's maximum exposure under these arrangements is unknown because this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents and by contract, the Trustees and officers of the Master Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Master Trust. However, based on experience, the Master Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at August 31, 2008, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$1,254,156,095
Unrealized depreciation	(152,777,499)
Net unrealized appreciation	$1,101,378,596

The Master Portfolio adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective September 28, 2007. FIN 48 requires management to determine whether a tax position of the Master Portfolio is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Master Portfolio. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Master Portfolio's financial statements and no cumulative effect adjustments were recorded. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Master Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Master Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Master Portfolio. Columbia receives a monthly investment advisory fee based on the average daily net assets of the Master Portfolio at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.75%
$500 million to $1 billion	0.70%
$1 billion to $1.5 billion	0.65%
$1.5 billion to $3 billion	0.60%
$3 billion to $6 billion	0.58%
Over $6 billion	0.56%

Columbia Marsico Growth Master Portfolio, August 31, 2008 (Unaudited)

Columbia has contractually agreed to waive a portion of the investment advisory fee for the Master Portfolio through June 30, 2009. The waiver is calculated based on the difference between the sub-advisory fees that would have been payable to Marsico Capital Management, LLC ("Marsico") based on the sub-advisory fee rates in effect immediately prior to January 1, 2008 and the fees payable to Marsico under the current sub-advisory fee rates. For the six month period ended August 31, 2008, Columbia waived investment advisory fees of $293,645 for the Master Portfolio.

For the six month period ended August 31, 2008, the annualized effective investment advisory fee rates for the Master Portfolio, net of any fee waivers, was 0.60% of the Master Portfolio's average daily net assets.

Sub-Advisory Fee

Marsico has been retained by Columbia to serve as the investment sub-advisor to the Master Portfolio. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolio. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee.

Administration Fee

Columbia provides administrative and other services to the Master Portfolio for a monthly administration fee at the annual rate of 0.10% of the Master Portfolio's average daily net assets less the fees payable by the Master Portfolio as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Master Portfolio has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Master Portfolio. The Master Portfolio has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Master Portfolio. Under the State Street Agreements, the Master Portfolio pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Master Portfolio for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Master Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

The Master Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Master Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Master Portfolio reimburses Columbia for out-of-pocket expenses.

Fees Paid to Officers and Trustees

All officers of the Master Portfolio are employees of Columbia or its affiliates and receive no compensation from the Master Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Master Portfolio in accordance with federal securities regulations.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a portfolio of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended August 31, 2008, these custody credits reduced total expenses by $3,405 for the Fund.

Columbia Marsico Growth Master Portfolio, August 31, 2008 (Unaudited)

Note 6. Portfolio Information

For the six month period ended August 31, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $2,303,600,015 and $2,308,277,654, respectively.

Note 7. Line of Credit

The Master Portfolio and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2008, the Master Portfolio did not borrow under these arrangements.

Note 8. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on

Columbia Marsico Growth Master Portfolio, August 31, 2008 (Unaudited)

December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 9. Subsequent Events

The Banc of America Capital Management Funds I, LLC—Growth Fund, a feeder fund of Columbia Marsico Growth Master Portfolio, is expected to liquidate during the fourth quarter of 2008. As a result, Columbia Marsico Growth Master Portfolio will transfer its assets to its remaining feeder fund, Columbia Marsico Growth Fund, and dissolve.

On October 16, 2008 the uncommitted and committed lines of credit discussed in Note 7 were terminated or amended. The uncommitted line of credit was terminated. The Master Portfolio and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to $200,000,000. Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

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Important Information About This Report – Stock Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Stock Funds listed on the front cover.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1.800.345.6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Management®

Stock Funds

Semiannual Report, August 31, 2008

PRSRT STD
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©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/156033-0808 (10/08) 08/59491

Columbia Management®

Semiannual Report

August 31, 2008

International/Global

Stock Funds

■  Columbia Global Value Fund

■  Columbia International Value Fund

■  Columbia Marsico Global Fund

■  Columbia Marsico International Opportunities Fund

■  Columbia Multi-Advisor International Equity Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Table of Contents

Columbia Global Value Fund	1

Columbia International Value Fund	5

Columbia Marsico Global Fund	9

Columbia Marsico International Opportunities Fund	13

Columbia Multi-Advisor International Equity Fund	17

Investment Portfolios	21

Financial Statements	34

Columbia International Value Master Portfolio	80

Investment Portfolio	81

Financial Statements	84

Board Consideration and Approval of Investment Advisory and Investment Sub-Advisory Agreements—Columbia Marisco Global Fund	95

Important Information About This Report	97

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia fund and hope you will find the portfolio management details, discussions and performance information helpful in monitoring your investments. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■  Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■  News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■  Monthly and quarterly performance information.

■  Portfolio holdings. Full holdings are updated monthly for money market funds except for Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Daily Cash Reserves which are updated daily, monthly for equity funds and quarterly for most other funds.

■  Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■  Mutual fund account details with balances, dividend and transaction information

■  Fund Tracker to customize your homepage with current net asset values for the funds that interest you

■  On-line transactions including purchases, exchanges and redemptions

■  Account maintenance for updating your address and dividend payment options

■  Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Fund Profile – Columbia Global Value Fund

Summary

■  For the six-month period that ended August 31, 2008, the fund's Class A shares declined 10.08% without sales charge. The MSCI World Index1 returned negative 6.32% for the same period.

■  During the six-month period that ended August 31, 2008, the fund's positions in the thrifts & mortgage finance, commercial banks and automobiles industries tended to decline. Among the holdings from these industries experiencing negative performance were Washington Mutual, Inc. (United States—thrifts & mortgage finance), National City Corp. (United States—commercial banks) and General Motors Corp. (United States—automobiles) (1.5%, 0.6% and 1.5% of net assets, respectively). Falling share prices for positions in the media and diversified telecommunication services industries also weighed on performance, including Gannett Co., Inc. (United States—media) and Telecom Italia (Italy—diversified telecommunication services) (1.7% and 2.5% of net assets, respectively). Advances for holdings in the pharmaceuticals industry, such as AstraZeneca PLC (United Kingdom—pharmaceuticals) and GlaxoSmithKline PLC (United Kingdom—pharmaceuticals) (both 2.8% of net assets), made positive contributions to returns. On a country basis, declines for the fund's U.S.-based holdings had the greatest impact on performance, including Federal Home Loan Mortgage Corp. (thrifts & mortgage finance) and Micron Technology, Inc. (semiconductors & semiconductor equipment) (0.3% and 1.1% of net assets, respectively).

■  During the period, we purchased shares of companies that we believed were selling at attractive prices, including Wachovia Corp. (United States—commercial banks), American International Group, Inc. (United States—insurance) and Dow Chemical Co. (United States—chemicals) (1.1%, 0.3% and 0.5% of net assets, respectively). We also sold Kraft Foods (United States—food products) and Samsung Electronics (South Korea—semiconductors & semiconductor equipment) to pursue opportunities that we believed to be more attractive. Although we monitor short-term developments in global equity markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective and believe that very little short-term "market news" provides useful information to investors. In all market environments, we search for and hold companies that we believe to be fundamentally sound and whose shares are trading at discounts to our estimates of their fair values. We believe this strategy has the potential to provide patient investors with favorable results.

1The Morgan Stanley Capital International (MSCI) World Index tracks the performance of global stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

–10.08%

Class A shares (without sales charge)

–6.32%

MSCI World Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 07/31/08.

1

Fund Profile (continued) – Columbia Global Value Fund

Portfolio Management

Columbia Management Advisors, LLC ("CMA") is an SEC-registered investment adviser and indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained Brandes Investment Partners, L.P. ("Brandes") to serve as an investment subadvisor. As the investment subadvisor, Brandes manages the Fund on a day-to-day basis. Brandes is an SEC-registered investment adviser and unaffiliated with Bank of America Corporation.

The following are the six voting members of Brandes' Large Cap Investment Committee who are jointly responsible for making day-to-day investment decisions for the Fund: Glenn Carlson, Brent Woods, Amelia Morris, Keith Colestock, W. James Brown and Brent Fredberg. Chief Executive Officer (CEO) Glenn Carlson has been with Brandes since 1996, serving as Managing Partner from 1996-2002, co-CEO from 2002-2004, and CEO since 2004. Brent Woods has been Managing Director of Investments since 2002, and served as Managing Partner from 1998-2002. Amelia Morris has served as Director of Investments since 2004, and served as a Senior Research Analyst from 1998-2004. Keith Colestock has served as Director of Investments since 2004, and served as a Senior Research Analyst from 2001-2004. W. James Brown has served as Director of Investments since 2004, and served as a Senior Research Analyst from 1996-2004. Brent Fredberg has served as a Senior Research Analyst since 2003, and served as an Analyst from 1999-2003.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Source for all statistical data: CMA

Source for all stock-specific commentary: Brandes

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuation, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

2

Performance Information – Columbia Global Value Fund

Performance of a $10,000 investment 04/16/01 – 08/31/08 ($)

Sales charge	without	with
Class A	15,247	14,370
Class B	14,438	14,438
Class C	14,436	14,436
Class Z	15,560	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Global Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A		B		C		Z
Inception	04/16/01		04/16/01		04/16/01		04/16/01
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–10.08	–15.25	–10.40	–14.47	–10.40	–11.21	–9.81
1-year	–23.48	–27.90	–24.00	–26.84	–24.05	–24.62	–23.18
5-year	8.57	7.29	7.77	7.54	7.77	7.77	8.86
Life	5.89	5.04	5.11	5.11	5.10	5.10	6.18

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–18.63	–23.35	–19.00	–22.68	–19.00	–19.74	–18.53
1-year	–35.13	–38.84	–35.59	–38.00	–35.64	–36.12	–34.94
5-year	5.34	4.10	4.55	4.33	4.56	4.56	5.62
Life	3.83	3.01	3.06	3.06	3.06	3.06	4.11

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.52
Class B	2.27
Class C	2.27
Class Z	1.27

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)

Class A	7.65
Class B	7.37
Class C	7.37
Class Z	7.71

Distributions declared per share

03/01/08 – 08/31/08 ($)

Class A	0.79
Class B	0.79
Class C	0.79
Class Z	0.82

3

Understanding Your Expenses – Columbia Global Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	899.18	1,016.99	7.80	8.29	1.63
Class B	1,000.00	1,000.00	896.00	1,013.21	11.37	12.08	2.38
Class C	1,000.00	1,000.00	896.00	1,013.21	11.37	12.08	2.38
Class Z	1,000.00	1,000.00	901.90	1,018.25	6.62	7.02	1.38

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Fund Profile – Columbia International Value Fund

Summary

■  For the six-month period that ended August 31, 2008, the fund's Class A shares declined 6.15% without sales charge. The MSCI EAFE Index1 returned negative 10.18% for the same period.

■  In an adverse environment, marked by declines in the benchmarks for 21 of the 21 countries in the MSCI EAFE Index for the six-month period, the fund's positions in the diversified telecommunication services, commercial banks and consumer finance industries weighed on results. For example, Telecom Italia SpA (Italy—diversified telecommunication services), Mitsubishi UFJ Financial Group, Inc. (Japan—commercial banks) and Aiful Corp. (Japan—consumer finance) (1.5%, 3.2% and 0.6% of net assets, respectively) declined during the period. The fund's positions in the media and insurance industries also experienced negative performance, including ITV PLC (United Kingdom—media) and Aegon NV (Netherlands—insurance) (1.1% and 2.2% of net assets, respectively). Declines for Japan-, France- and Italy-based positions weighed on performance. Among the holdings from these countries experiencing declines were Takefuji Corp. (Japan—consumer finance), Carrefour SA (France—food & staples retailing) and Intesa Sanpaolo SpA (Italy—commercial banks) (0.8%, 1.7% and 1.7% of net assets, respectively). Share prices for positions based in South Korea and Germany also fell, while holdings in Sweden and Mexico tended to advance. Advances for holdings in the pharmaceuticals industry also made positive contributions to performance, including AstraZeneca PLC (United Kingdom) and GlaxoSmithKline PLC (United Kingdom) (3.1% and 3.3% of net assets, respectively).

■  During the period, we eliminated exposure to Samsung Electronics (South Korea—semiconductors & semiconductor equipment) to pursue what we believe to be more attractive opportunities. We also purchased shares of Renault SA (France—automobiles), Nissan Motor Co., Ltd. (Japan—automobiles) and XL Capital Ltd. (Bermuda—insurance) (0.4%, 0.4% and 0.7% of net assets, respectively), at prices that we consider to be compelling. We also took advantage of prices we believe to be attractive by adding to certain existing holdings.

1The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

–6.15%

Class A shares (without sales charge)

–10.18%

MSCI EAFE Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 07/31/08.

The fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information referenced in this section is that of the master portfolio.

5

Fund Profile (continued) – Columbia International Value Fund

Portfolio Management

Columbia Management Advisors, LLC ("CMA") is an SEC-registered investment adviser and indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained Brandes Investment Partners, L.P. ("Brandes") to serve as an investment subadvisor. As the investment subadvisor, Brandes manages the master portfolio on a day-to-day basis. Brandes is an SEC-registered investment adviser and unaffiliated with Bank of America Corporation.

The following are the six voting members of Brandes' Large Cap Investment Committee who are jointly responsible for making day-to-day investment decisions for the master portfolio: Glenn Carlson, Brent Woods, Amelia Morris, Keith Colestock, W. James Brown and Brent Fredberg. Chief Executive Officer (CEO) Glenn Carlson has been with Brandes since 1996, serving as Managing Partner from 1996-2002, co-CEO from 2002-2004, and CEO since 2004. Brent Woods has been Managing Director of Investments since 2002, and served as Managing Partner from 1998-2002. Amelia Morris has served as Director of Investments since 2004, and served as a Senior Research Analyst from 1998-2004. Keith Colestock has served as Director of Investments since 2004, and served as a Senior Research Analyst from 2001-2004. W. James Brown has served as Director of Investments since 2004, and served as a Senior Research Analyst from 1996-2004. Brent Fredberg has served as a Senior Research Analyst since 2003, and served as an Analyst from 1999-2003.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Source for all statistical data: CMA

Source for all stock-specific commentary: Brandes

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the master portfolio may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuation, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

6

Performance Information – Columbia International Value Fund

Performance of a $10,000 investment 09/01/98 – 08/31/08 ($)

Sales charge	without	with
Class A	32,808	30,912
Class B	30,296	30,296
Class C	30,365	30,365
Class Z	33,569	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia International Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A		B		C		Z
Inception	12/27/95		05/22/98		06/15/98		12/27/95
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–6.15	–11.57	–6.52	–10.84	–6.52	–7.39	–6.05
1-year	–14.35	–19.27	–15.02	–18.31	–14.99	–15.65	–14.18
5-year	13.85	12.51	12.98	12.74	13.00	13.00	14.13
10-year	12.62	11.95	11.72	11.72	11.75	11.75	12.87

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–13.11	–18.11	–13.47	–17.47	–13.44	–14.24	–13.00
1-year	–24.53	–28.86	–25.08	–27.99	–25.07	–25.65	–24.34
5-year	11.36	10.05	10.51	10.27	10.52	10.52	11.63
10-year	11.42	10.76	10.55	10.55	10.57	10.57	11.69

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.34
Class B	2.09
Class C	2.09
Class Z	1.09

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)

Class A	16.48
Class B	15.89
Class C	15.87
Class Z	16.64

Distributions declared per share

03/01/08 – 08/31/08 ($)

Class A	1.41
Class B	1.41
Class C	1.41
Class Z	1.41

7

Understanding Your Expenses – Columbia International Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	938.50	1,018.30	6.69	6.97	1.37
Class B	1,000.00	1,000.00	934.82	1,014.52	10.34	10.76	2.12
Class C	1,000.00	1,000.00	934.82	1,014.52	10.34	10.76	2.12
Class Z	1,000.00	1,000.00	939.51	1,019.56	5.48	5.70	1.12

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

8

Fund Profile – Columbia Marsico Global Fund

Summary

■  For the four-month period from the fund's inception (April 30, 2008,) through August 31, 2008, Columbia Marsico Global Fund Class A shares returned negative 9.00% without sales charge. In a difficult environment for stocks worldwide, the fund held up better than its benchmark, the MSCI All Country World Index,1 which returned negative 10.95%. The average return of the fund's peer group, the Lipper Global Multi Cap Growth Funds Classification2, was negative 11.25%. The fund's relative performance benefited from stock selection in the industrials and financials sectors while stock selection in consumer discretionary and consumer staples sectors was a source of relative weakness for the fund.

■  Stock selection in the industrials sector was strong. Vestas Wind Systems A/S (5.6% of net assets) gained significantly. The Denmark-headquartered manufacturer of wind turbines benefited from strong demand for wind power systems. Aerospace/defense company Lockheed Martin Corp., railroad operator Canadian National Railway Co., and engineering and construction company Aecom Technology Corp. (4.1%, 2.2% and 1.4% of net assets, respectively) also had solid gains. In the financials sector, the fund had less exposure than the index, which aided performance, and its holdings held up better than financials within the index. U.S. Bancorp (2.1% of net assets) posted a strong return for the period it was held in the fund. However, certain financials positions dropped sharply, including Credit Suisse Group AG, JPMorgan Chase & Co. (1.5% and 4.1% of net assets, respectively). The fund's position in Washington Mutual and Goldman Sachs Co. were sold during the period.

■  On average, the fund had more exposure to U.S. equities than the index, which helped the fund as the U.S. dollar strengthened relative to other world currencies, including the euro and yen. Moreover, the fund had an average cash position of approximately 13%, which helped preserve capital in a challenging market environment.

■  The fund's hotel/resorts companies disappointed, including Starwood Hotels & Resorts Worldwide, Inc. (2.4% of net assets), which declined, and Las Vegas Sands Corp., which fell prior to being sold from the fund. Consumer staples positions Heineken Holding NV and Brazil-based sugar cane ethanol producer Cosan SA Industria e Comercio (3.4% and 1.3% of net assets, respectively) dropped. Individual holdings that had a significant, negative effect on performance included financial transactions processor MasterCard, Inc., Swiss power and automation company ABB Ltd. (4.4% and 1.4% of net assets, respectively), wireless communications company China Mobile, Ltd. and Germany-headquartered wind turbine company Nordex AG. China Mobile and Nordex were sold from the fund.

1The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

Life (cumulative) return as of 08/31/08

–9.00%

Class A shares (without sales charge)

–10.95%

MSCI All Country World Index

9

Fund Profile (continued) – Columbia Marsico Global Fund

■  At the end of the period, the fund emphasized investments in the industrials, financials and information technology sectors. The fund had little exposure to the utilities sector. The fund's largest country allocations included the United States, Switzerland, Canada, Denmark, Brazil and the Netherlands. Country-level weights generally should be considered a residual of the fund's stock selection process rather than a major, proactive facet of its investment strategy.

Portfolio Management

Corydon J. Gilchrist has managed the fund since April 2008. He is with Marsico Capital Management, LLC, investment sub-advisor to the fund.

James G. Gendelman has managed the fund since April 2008. He is with Marsico Capital Management, LLC, investment sub-advisor to the fund.

Thomas F. Marsico has managed the fund since April 2008. He is with Marsico Capital Management, LLC, investment sub-advisor to the fund.

Columbia Management Advisors, LLC ("CMA") has retained Marsico Capital Management, LLC ("MCM") to serve as investment sub-advisor to the fund. As investment sub-advisor, MCM makes the day-to-day investment decisions for the Fund. MCM is an investment adviser registered with the Securities and Exchange Commission. MCM is not affiliated with Bank of America.

Source for all statistical data—CMA

Source for all stock-specific commentary—MCM

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuation, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

10

Performance Information – Columbia Marsico Global Fund

Performance of a $10,000 investment 04/30/08 – 08/31/08 ($)

Sales charge	without	with
Class A	9,100	8,577
Class C	9,070	8,979
Class R	9,090	n/a
Class Z	9,100	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Marsico Global Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A		C		R	Z
Inception	04/30/08		04/30/08		04/30/08	04/30/08
Sales charge	without	with	without	with	without	without
Life (cumulative)	–9.00	–14.23	–9.30	–10.21	–9.10	–9.00

Average annual total return as of 09/30/08 (%)

Share class	A		C		R	Z
Sales charge	without	with	without	with	without	without
Life (cumulative)	–20.40	–24.98	–20.70	–21.49	–20.50	–20.30

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	3.51
Class C	4.26
Class R	3.76
Class Z	3.26

Annual operating expense ratio
after contractual waivers (%)*

Class A	1.60
Class C	2.35
Class R	1.85
Class Z	1.35

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 06/30/10. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)

Class A	9.10
Class C	9.07
Class R	9.09
Class Z	9.10

11

Understanding Your Expenses – Columbia Marsico Global Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/30/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical*	Actual	Hypothetical*	Actual
Class A	1,000.00	1,000.00	909.77	1,017.14	5.19	8.13	1.60
Class C	1,000.00	1,000.00	906.75	1,013.36	7.61	11.93	2.35
Class R	1,000.00	1,000.00	908.75	1,015.88	6.00	9.40	1.85
Class Z	1,000.00	1,000.00	909.77	1,018.40	4.38	6.87	1.35

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* For the period 03/01/08 - 08/31/08.

12

Fund Profile – Columbia Marsico International Opportunities Fund

Summary

■  For the six-month period that ended August 31, 2008, Columbia Marsico International Opportunities Fund Class A shares returned negative 11.97% without sales charge. That was lower than the negative 10.18% return of the fund's benchmark, the MSCI EAFE Index,1 and the negative 11.41% average return of the fund's peer group, the Lipper International Multi Cap Growth Funds Classification.2

■  Stock selection in the utilities and materials sectors were the primary areas of weakness for the fund. France-based utility water and waste management company Veolia Environment, Mexico-based Cemex SA de CV (3.0% and 1.0% of net assets, respectively) and Swiss Holcim Ltd. experienced sharp declines. Holcim Ltd. was sold from the fund. The fund's financials holdings also struggled, including ICICI Bank Ltd. (1.0% of net assets), one of India's largest commercial banks; Brazilian stock exchange services company Bovespa Holding SA; and Netherlands-based banking and insurance company Fortis (NL) N.V. The fund sold its interests in Bovespa and Fortis. In addition, hotel/casino operators Las Vegas Sands Corp. and Shangri-La Asia Ltd. disappointed as did retailer Esprit Holdings Ltd. (1.6%, 0.5% and 1.0% of net assets, respectively). Energy holding Petroleo Brasileiro SA (2.4% of net assets) declined 10%.

■  The fund benefited from stock selection in the industrials and information technology sectors. Industrials holdings were led by Vestas Wind Systems A/S (4.5% of net assets), which gained 33%. The Denmark-headquartered manufacturer of wind turbines benefited from strong demand for wind power systems. Information technology company Research In Motion, Ltd. (3.0% of net assets), manufacturer of the Blackberry and other smart phone devices, returned 17%. Germany-based auto components manufacturer Continental AG rose 15% and was sold from the fund.

■  Although active currency management is not a central facet of the fund's investment process, currency fluctuations had a positive effect on performance results relative to the MSCI EAFE Index during the period. The fund benefited from a stronger dollar in its dollar-denominated holdings (including cash equivalents). In addition, it was underweight in countries whose domestic currencies depreciated substantially versus the dollar, including the euro and the yen.

■  During the period, the fund reduced its allocation to consumer discretionary and consumer staples sectors and increased its weight in the industrials sector. Sector allocations are primarily a residual of the stock selection process. At the end of the period, industrials, financials, information technology and health care were the fund's largest sector weights. The fund's most significant country exposures at period-end were Switzerland, France, the United Kingdom, Japan and Canada. Country-level exposure generally should be considered a residual of the fund's stock selection process rather than a major, proactive facet of its investment strategy.

1The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

–11.97%

Class A shares (without sales charge)

–10.18%

MSCI EAFE Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 07/31/08.

13

Fund Profile (continued) – Columbia Marsico International Opportunities Fund

Portfolio Management

James G. Gendelman has managed the fund since August 2000. He is with Marsico Capital Management, LLC, investment sub-advisor to the fund.

Columbia Management Advisors, LLC ("CMA") has retained Marsico Capital Management, LLC ("MCM") to serve as investment sub-advisor to the fund. As investment sub-advisor, MCM makes the day-to-day investment decisions for the Fund. MCM is an investment adviser registered with the Securities and Exchange Commission. MCM is not affiliated with Bank of America.

Source for all statistical data—CMA

Source for all stock-specific commentary—MCM

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuation, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

14

Performance Information – Columbia Marsico International Opportunities Fund

Performance of a $10,000 investment 08/01/00 – 08/31/08 ($)

Sales charge:	without	with
Class A	17,068	16,087
Class B	16,057	16,057
Class C	16,069	16,069
Class R	16,967	n/a
Class Z	17,416	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Marsico International Opportunities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A		B		C		R	Z
Inception	08/01/00		08/01/00		08/01/00		01/23/06	08/01/00
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–11.97	–17.04	–12.30	–16.65	–12.29	–13.16	–12.06	–11.87
1-year	–11.10	–16.19	–11.78	–15.78	–11.77	–12.57	–11.31	–10.89
5-year	14.43	13.08	13.57	13.32	13.56	13.56	14.29	14.71
Life	6.84	6.06	6.03	6.03	6.04	6.04	6.76	7.10

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–23.36	–27.77	–23.68	–27.47	–23.67	–24.42	–23.46	–23.30
1-year	–31.30	–35.25	–31.87	–34.96	–31.85	–32.47	–31.47	–31.17
5-year	10.36	9.06	9.52	9.24	9.54	9.54	10.21	10.63
Life	4.68	3.93	3.89	3.89	3.90	3.90	4.60	4.94

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class R shares commenced operations on January 23, 2006 and have no performance prior to that date. Performance prior to January 23, 2006 is that of Class A shares at NAV, which reflect distribution and service (12b-1) fees of 0.25%. If Class R fees and expenses were included, performance would have been lower.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.47
Class B	2.22
Class C	2.22
Class R	1.72
Class Z	1.22

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)

Class A	12.73
Class B	12.06
Class C	12.07
Class R	12.70
Class Z	12.93

Distributions declared per share

03/01/08 – 08/31/08 ($)

Class A	0.12
Class B	0.12
Class C	0.12
Class R	0.12
Class Z	0.12

15

Understanding Your Expenses – Columbia Marsico International Opportunities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	880.32	1,017.85	6.92	7.43	1.46
Class B	1,000.00	1,000.00	877.00	1,014.06	10.46	11.22	2.21
Class C	1,000.00	1,000.00	877.10	1,014.06	10.46	11.22	2.21
Class R	1,000.00	1,000.00	879.42	1,016.59	8.10	8.69	1.71
Class Z	1,000.00	1,000.00	881.28	1,019.11	5.74	6.16	1.21

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

16

Fund Profile – Columbia Multi-Advisor International Equity Fund

Summary

■  For the six-month period that ended August 31, 2008, Columbia Multi-Advisor International Equity Fund Class A shares returned negative 11.28% without sales charge. The MSCI EAFE Index1 returned negative 10.18%. The average return of the fund's peer group, the Lipper International Large Cap Core Funds Classification2, was negative 11.06%. In the portion of the fund advised by Causeway Capital Management LLC ("Causeway"), certain stocks from Ireland, South Korea and the United Kingdom (UK) held back performance relative to the index. In the portion of the fund advised by Marsico Capital Management, LLC ("MCM"), stock selection in utilities and materials was relatively weak. Certain industrials and technology stocks and a stronger U.S. dollar aided return.

■  In the portion of the fund advised by Causeway, top-performing industry groups included technology hardware and equipment, diversified financials and energy. Strong performers included pharmaceutical companies Novartis AG in Switzerland and Bayer AG in Germany, telecommunications equipment manufacturer Ericsson in Sweden, lodging and travel voucher company Accor SA in France and bank holding company BNP Paribas in France (0.7%, 0.6%, 1.2%, 0.8% and 0.8% of net assets, respectively). Shipbuilder Hyundai Heavy Industries in South Korea, Allied Irish Banks PLC and HBOS PLC in the UK, paper producer Smurfit Kappa Group PLC in Ireland and industrial conglomerate Siemens AG in Germany (1.0%, 0.7%, 0.7%, 0.2% and 1.6% of net assets, respectively) were some of the poorest performers. While market volatility may continue, valuations are attractive; and the portfolio emphasizes stocks that appear to offer the most upside potential. Financials, materials and capital goods stocks were added; some more defensive stocks were sold. We believe that stocks paying above market-level dividends could compensate the portfolio until earnings recover and investors recognize the undervaluation in the market.

■  In the portion of the fund advised by MCM, Denmark-based Vestas Wind Systems A/S helped returns as did Research In Motion Ltd., the Blackberry manufacturer (2.3% and 1.6% of net assets, respectively). Continental AG, a German auto components manufacturer, was positive, and we took profits. Dollar-based holdings and underweights in countries with depreciating currencies relative to the dollar also helped return. Performance detractors included construction materials company Holcim in Switzerland, Brazilian stock exchange company Bovespa Holdings and Netherlands-based banking and insurance company Fortis, all of which were sold. Environmental services company Veolia Environnement (1.6% of net assets) in France also detracted from results. Casino operator Las Vegas Sands Corp. and India-based ICICI Bank Ltd. disappointed (0.8% and 0.5% of net assets, respectively). At period-end, the biggest allocations were to industrials, financials, information technology and health care. The portfolio also had significant exposure to Switzerland, France, the UK and Japan.

1The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

–11.28%

Class A shares (without sales charge)

–10.18%

MSCI EAFE Index

Morningstar Style Box

The Morningstar Style Box reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 07/31/08.

17

Fund Profile (continued) – Columbia Multi-Advisor International Equity Fund

Portfolio Management

Columbia Multi-Advisor International Equity Fund is managed by MCM and Causeway; both investment sub-advisors to the fund. Each sub-advisor manages approximately one-half of the fund's assets. James G. Gendelman manages MCM's portion of the fund. He has been with MCM since May 2000. Sarah Ketterer, Harry Hartford and James Doyle have co-managed Causeway's portion of the fund since May 2004 and have been with the firm since June 2001. Jonathan Eng has co-managed Causeway's portion of the fund since May 2004 and has been with the firm since July 2001. Kevin Durkin has co-managed the fund since January 2006 and has been with Causeway since June 2001.

Columbia Management Advisors, LLC ("CMA") has retained MCM and Causeway to serve as investment sub-advisors to the fund. As investment sub-advisors, MCM and Causeway makes the day-to-day investment decisions for the Fund. MCM and Causeway each is an investment advisor registered with the Securities and Exchange Commission. MCM and Causeway are not affiliated with Bank of America.

Sources for all statistical data—CMA.

Source for all stock-specific commentary—MCM and Causeway

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuation, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

18

Performance Information – Columbia Multi-Advisor International Equity Fund

Performance of a $10,000 investment 09/01/98 – 08/31/08 ($)

Sales charge	without	with
Class A	19,324	18,211
Class B	17,727	17,727
Class C	17,996	17,996
Class R	19,192	n/a
Class Z	19,630	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Multi-Advisor International Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A		B		C		R	Z
Inception	06/03/92		06/07/93		06/17/92		01/23/06	12/02/91
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–11.28	–16.37	–11.68	–16.03	–11.61	–12.48	–11.42	–11.14
1-year	–13.48	–18.46	–14.15	–17.98	–14.12	–14.89	–13.69	–13.24
5-year	12.92	11.60	12.08	11.83	12.07	12.07	12.76	13.21
10-year	6.81	6.18	5.89	5.89	6.03	6.03	6.74	6.98

Average annual total return as of 09/30/08 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–22.53	–26.98	–22.83	–26.64	–22.82	–23.59	–22.67	–22.44
1-year	–30.17	–34.17	–30.69	–33.79	–30.68	–31.30	–30.34	–29.97
5-year	9.27	7.97	8.45	8.16	8.45	8.45	9.11	9.54
10-year	5.41	4.79	4.51	4.51	4.64	4.64	5.34	5.57

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class R shares commenced operations on January 23, 2006 and have no performance prior to that date. Performance prior to January 23, 2006 is that of Class A shares at NAV, which reflect distribution and service (Rule 12b-1) fees of 0.25%. If Class R share fees and expenses were included, performance would be lower.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.21
Class B	1.96
Class C	1.96
Class R	1.46
Class Z	0.96

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)

Class A	13.82
Class B	12.61
Class C	12.46
Class R	13.79
Class Z	14.00

Distributions declared per share

03/01/08 – 08/31/08 ($)

Class A	0.19
Class B	0.19
Class C	0.19
Class R	0.19
Class Z	0.20

19

Understanding Your Expenses – Columbia Multi-Advisor International Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	887.18	1,019.06	5.80	6.21	1.22
Class B	1,000.00	1,000.00	883.20	1,015.27	9.35	10.01	1.97
Class C	1,000.00	1,000.00	883.90	1,015.27	9.35	10.01	1.97
Class R	1,000.00	1,000.00	885.82	1,017.80	6.99	7.48	1.47
Class Z	1,000.00	1,000.00	888.59	1,020.32	4.62	4.94	0.97

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

20

Investment Portfolio – Columbia Global Value Fund

August 31, 2008 (Unaudited)

Common Stocks – 97.1%
	Shares	Value ($)
Consumer Discretionary – 10.5%
Automobiles – 3.1%
Ford Motor Co. (a)(b)	644,511	2,874,519
General Motors Corp. (b)	260,700	2,607,000
Automobiles Total		5,481,519
Leisure Equipment & Products – 1.8%
Eastman Kodak Co.	194,330	3,146,203
Leisure Equipment & Products Total		3,146,203
Media – 1.7%
Gannett Co., Inc.	168,600	2,999,394
Media Total		2,999,394
Multiline Retail – 1.1%
Marks & Spencer Group PLC	404,019	1,926,902
Multiline Retail Total		1,926,902
Specialty Retail – 2.8%
Home Depot, Inc.	181,100	4,911,432
Specialty Retail Total		4,911,432
Consumer Discretionary Total		18,465,450
Consumer Staples – 6.9%
Food & Staples Retailing – 4.8%
Carrefour SA	18,500	976,180
Koninklijke Ahold NV	155,360	1,938,278
Safeway, Inc.	101,200	2,665,608
SUPERVALU, Inc.	23,186	537,683
Wm. Morrison Supermarkets PLC	471,432	2,420,562
Food & Staples Retailing Total		8,538,311
Food Products – 2.1%
Sara Lee Corp.	135,760	1,832,760
Unilever NV	70,700	1,952,923
Food Products Total		3,785,683
Consumer Staples Total		12,323,994
Financials – 25.8%
Commercial Banks – 13.7%
Fifth Third Bancorp	178,725	2,820,280
Intesa Sanpaolo SpA	748,778	4,023,737
Mitsubishi UFJ Financial Group, Inc.	622,900	4,743,531
Mizuho Financial Group, Inc.	997	4,202,024
National City Corp. (b)	225,269	1,135,356
Royal Bank of Scotland Group PLC	516,843	2,213,353
Royal Bank of Scotland Group PLC (c)	13,249	56,738
Sumitomo Mitsui Financial Group, Inc.	491	2,987,377

	Shares	Value ($)
Wachovia Corp. (b)	126,365	2,007,940
Commercial Banks Total		24,190,336
Diversified Financial Services – 4.6%
Bank of America Corp. (d)	71,524	2,227,258
CIT Group, Inc. (b)	217,338	2,240,755
Citigroup, Inc.	193,577	3,676,027
Diversified Financial Services Total		8,144,040
Insurance – 5.6%
Aegon NV	307,301	3,628,545
American International Group, Inc.	28,100	603,869
Marsh & McLennan Companies, Inc.	28,700	916,391
Mitsui Sumitomo Insurance Group Holdings, Inc. (a)(b)	103,700	3,406,774
Tokio Marine Holdings, Inc.	37,300	1,266,912
Insurance Total		9,822,491
Thrifts & Mortgage Finance – 1.9%
Fannie Mae	24,350	166,554
Federal Home Loan Mortgage Corp.	130,208	587,238
Washington Mutual, Inc. (b)	375,000	1,518,750
Washington Mutual, Inc. (c)	270,544	1,095,703
Thrifts & Mortgage Finance Total		3,368,245
Financials Total		45,525,112
Health Care – 20.4%
Biotechnology – 0.5%
Amgen, Inc. (a)	14,500	911,325
Biotechnology Total		911,325
Health Care Equipment & Supplies – 2.3%
Boston Scientific Corp. (a)	312,936	3,930,476
Health Care Equipment & Supplies Total		3,930,476
Health Care Providers & Services – 1.4%
Tenet Healthcare Corp. (a)	413,200	2,491,596
Health Care Providers & Services Total		2,491,596
Pharmaceuticals – 16.2%
AstraZeneca PLC	102,800	5,007,361
Bristol-Myers Squibb Co.	102,592	2,189,313
Daiichi Sankyo Co., Ltd.	47,100	1,422,842
GlaxoSmithKline PLC	211,553	4,979,316
Pfizer, Inc.	318,100	6,078,891
Sanofi-Aventis	78,649	5,583,593
Wyeth	78,300	3,388,824
Pharmaceuticals Total		28,650,140
Health Care Total		35,983,537

See Accompanying Notes to Financial Statements.

21

Columbia Global Value Fund, August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Information Technology – 15.5%
Communications Equipment – 5.2%
Alcatel-Lucent (b)	697,000	4,225,608
Alcatel-Lucent, ADR	90,202	557,448
Motorola, Inc.	93,600	881,712
Nortel Networks Corp. (a)(b)	73,780	444,893
Telefonaktiebolaget LM Ericsson, Class B (b)	273,920	3,127,913
Communications Equipment Total		9,237,574
Computers & Peripherals – 1.9%
Dell, Inc. (a)	151,610	3,294,485
Computers & Peripherals Total		3,294,485
Electronic Equipment, Instruments & Components – 1.5%
FUJIFILM Holdings Corp.	38,000	1,045,223
Hitachi Ltd.	214,000	1,575,344
Electronic Equipment & Instruments Total		2,620,567
IT Services – 0.5%
Unisys Corp. (a)	201,500	824,135
IT Services Total		824,135
Office Electronics – 1.8%
Xerox Corp.	235,300	3,277,729
Office Electronics Total		3,277,729
Semiconductors & Semiconductor Equipment – 3.8%
Intel Corp.	68,159	1,558,797
Micron Technology, Inc. (a)(b)	464,600	1,969,904
STMicroelectronics NV (b)	244,800	3,199,465
Semiconductors & Semiconductor Equipment Total		6,728,166
Software – 0.8%
Microsoft Corp.	54,600	1,490,034
Software Total		1,490,034
Information Technology Total		27,472,690
Materials – 1.5%
Chemicals – 1.5%
Akzo Nobel NV	28,900	1,763,304
Dow Chemical Co.	27,800	948,814
Chemicals Total		2,712,118
Materials Total		2,712,118
Telecommunication Services – 16.5%
Diversified Telecommunication Services – 16.5%
AT&T, Inc.	62,827	2,009,836
Brasil Telecom Participacoes SA, ADR	33,351	2,185,824

	Shares	Value ($)
Deutsche Telekom AG, Registered Shares	449,603	7,455,518
Fairpoint Communications, Inc. (b)	1,252	11,080
KT Corp., ADR	69,320	1,411,355
Nippon Telegraph & Telephone Corp.	1,141	5,601,804
Tele Norte Leste Participacoes SA, ADR	44,200	1,026,324
Telecom Italia SpA	2,324,193	3,764,880
Telecom Italia SpA, Savings Shares	565,300	720,422
Telefonica SA	42,374	1,048,320
Telefonos de Mexico SA de CV, ADR, Class L (b)	42,100	1,034,397
Telmex Internacional SAB de CV, ADR (b)	42,100	594,031
Verizon Communications, Inc.	66,400	2,331,968
Diversified Telecommunication Services Total		29,195,759
Telecommunication Services Total		29,195,759
Total Common Stocks (Cost of $223,042,230)		171,678,660
Preferred Stocks – 2.5%
Financials – 2.5%
Commercial Banks – 2.5%
National City Corp., Series G (e)	43	4,334,400
Commercial Banks Totals		4,334,400
Financials Total		4,334,400
Total Preferred Stocks (Cost of $4,300,000)		4,334,400
Corporate Fixed-Income Bonds & Notes – 0.5%
	Par ($)
Technology – 0.5%
Semiconductors – 0.5%
Micron Technology, Inc. 1.875% 06/01/14	1,356,000	845,805
Semiconductors Total		845,805
Technology Total		845,805
Total Corporate Fixed-Income Bonds & Notes (Cost of $1,356,000)		845,805

See Accompanying Notes to Financial Statements.

22

Columbia Global Value Fund, August 31, 2008 (Unaudited)

Warrants – 0.4%
	Units	Value ($)
Financials – 0.4%
Commercial Banks – 0.4%
National City Corp. Expires 04/20/13 (a)(e)	215,000	777,847
Commercial Banks Total		777,847
Financials Total		777,847
Total Warrants (Cost of $—)		777,847
Securities Lending Collateral – 16.0%
	Shares
State Street Navigator Securities Lending Prime Portfolio (f) (7 day yield of 2.626%)	28,286,581	28,286,581
Total Securities Lending Collateral (Cost of $28,286,581)		28,286,581
Total Investments – 116.5% (Cost of $256,984,811) (g)		205,923,293
Obligation to Return Collateral for Securities Loaned – (16.0)%		(28,286,581)
Other Assets & Liabilities, Net – (0.5)%		(861,125)
Net Assets – 100.0%		$176,775,587

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at August 31, 2008. The total market value of securities on loan at August 31, 2008 is $26,697,747.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities, which are not illiquid, amounted to $1,152,441, which represents 0.7% of net assets.

(d)  Investments in affiliates during the six months ended August 31, 2008:

Security name: Bank of America Corp.

Shares as of 02/29/08:	-
Shares purchased:	71,524
Shares sold:	-
Shares as of 08/31/08:	71,524
Net realized gain (loss):	$-
Dividend income earned:	$58,884
Value at end of period:	$2,227,258

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)  Investment made with cash collateral received from securities lending activity.

(g)  Cost for federal income tax purposes is $256,984,811.

The Fund was invested in the following countries at
August 31, 2008:

Summary of Securities by Country	Value	% of Total Investments
United States*	$113,815,628	55.2
Japan	26,251,830	12.7
United Kingdom	16,604,232	8.1
Netherlands	12,482,515	6.1
France	11,342,829	5.5
Italy	8,509,039	4.2
Germany	7,455,518	3.6
Brazil	3,212,149	1.6
Sweden	3,127,912	1.5
Mexico	1,628,428	0.8
Spain	1,048,320	0.5
Canada	444,893	0.2
	$205,923,293	100.0

*  Includes warrants and securities lending collateral.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

23

Investment Portfolio – Columbia International Value Fund

August 31, 2008 (Unaudited)

Investment Company – 100.3%
Value ($)
Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio (a)	2,346,850,586
Total Investments – 100.3%	2,346,850,586
Other Assets & Liabilities, Net – (0.3)%	(6,485,168)
Net Assets – 100.0%	$2,340,365,418

Notes to Investment Portfolio:

(a)  The financial statements of Columbia International Value Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia International Value Fund's financial statements.

Columbia International Value Fund invests only in Columbia International Value Master Portfolio. At August 31, 2008, Columbia International Value Fund owned 87.2% of Columbia International Value Master Portfolio. Columbia International Value Master Portfolio was invested in the following countries at August 31, 2008.

Summary of Securities By Country	Value	% of Total Investments
Japan	$797,260,077	26.8
United Kingdom	387,603,917	13.0
France	318,757,032	10.7
United States*	291,580,227	9.8
Netherlands	242,999,369	8.2
South Korea	152,868,065	5.1
Germany	148,588,364	5.0
Brazil	147,721,895	4.9
Italy	84,836,781	2.9
Sweden	79,826,949	2.7
Mexico	62,415,595	2.1
Portugal	58,078,550	2.0
Switzerland	53,151,872	1.8
Bermuda	51,866,450	1.7
Taiwan	37,683,330	1.3
Spain	26,841,561	0.9
New Zealand	24,201,621	0.8
Canada	9,600,544	0.3
	$2,975,882,199	100.0

*  Includes securities lending collateral.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

See Accompanying Notes to Financial Statements.

24

Investment Portfolio – Columbia Marsico Global Fund

August 31, 2008 (Unaudited)

Common Stocks – 89.6%
	Shares	Value ($)
Consumer Discretionary – 6.6%
Distributors – 1.7%
Li & Fung Ltd.	30,000	91,799
Distributors Total		91,799
Hotels, Restaurants & Leisure – 3.8%
McDonald's Corp.	1,288	79,856
Starwood Hotels & Resorts Worldwide, Inc.	3,545	128,506
Hotels, Restaurants & Leisure Total		208,362
Media – 1.1%
Live Nation, Inc. (a)	3,702	59,417
Media Total		59,417
Consumer Discretionary Total		359,578
Consumer Staples – 10.5%
Beverages – 3.4%
Heineken Holding NV	4,214	186,851
Beverages Total		186,851
Food & Staples Retailing – 5.8%
Costco Wholesale Corp.	4,119	276,220
Tesco PLC (a)	5,992	41,568
Food & Staples Retailing Total		317,788
Food Products – 1.3%
Cosan SA Industria e Comercio (a)	4,200	66,917
Food Products Total		66,917
Consumer Staples Total		571,556
Energy – 2.3%
Oil, Gas & Consumable Fuels – 2.3%
Petroleo Brasileiro SA, ADR	2,336	123,201
Oil, Gas & Consumable Fuels Total		123,201
Energy Total		123,201
Financials – 18.1%
Capital Markets – 4.0%
Credit Suisse Group AG, Registered Shares	1,817	84,468
Julius Baer Holding AG	2,187	133,211
Capital Markets Total		217,679
Commercial Banks – 7.8%
Industrial & Commercial Bank of China, Class H	53,000	36,403
U.S. Bancorp	3,681	117,276
Wells Fargo & Co.	8,999	272,400
Commercial Banks Total		426,079

	Shares	Value ($)
Diversified Financial Services – 4.1%
JPMorgan Chase & Co.	5,825	224,204
Diversified Financial Services Total		224,204
Real Estate Management & Development – 2.2%
Brookfield Asset Management, Inc.	3,847	119,026
Real Estate Management & Development Total		119,026
Financials Total		986,988
Health Care – 6.5%
Biotechnology – 3.0%
Gilead Sciences, Inc. (a)	3,117	164,204
Biotechnology Total		164,204
Health Care Equipment & Supplies – 1.4%
Intuitive Surgical, Inc. (a)	260	76,770
Health Care Equipment & Supplies Total		76,770
Life Sciences Tools & Services – 2.1%
Lonza Group AG, Registered Shares	810	114,512
Life Sciences Tools & Services Total		114,512
Health Care Total		355,486
Industrials – 24.4%
Aerospace & Defense – 6.4%
Lockheed Martin Corp.	1,917	223,215
Raytheon Co.	2,137	128,199
Aerospace & Defense Total		351,414
Airlines – 0.9%
Ryanair Holdings PLC, ADR (a)	2,200	50,072
Airlines Total		50,072
Construction & Engineering – 4.2%
Aecom Technology Corp. (a)	2,382	76,129
Shaw Group, Inc. (a)	3,082	152,682
Construction & Engineering Total		228,811
Electrical Equipment – 8.1%
ABB Ltd., Registered Shares (a)	3,008	73,722
Energy Conversion Devices, Inc. (a)	826	62,090
Vestas Wind Systems A/S (a)	2,250	305,503
Electrical Equipment Total		441,315
Marine – 0.6%
Kuehne & Nagel International AG	434	34,401
Marine Total		34,401
Road & Rail – 4.2%
All America Latina Logistica SA	9,575	110,729
Canadian National Railway Co.	2,239	117,615
Road & Rail Total		228,344
Industrials Total		1,334,357

See Accompanying Notes to Financial Statements.

25

Columbia Marsico Global Fund, August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Information Technology – 17.2%
Communications Equipment – 5.0%
QUALCOMM, Inc.	2,943	154,949
Research In Motion Ltd. (a)	968	117,709
Communications Equipment Total		272,658
Computers & Peripherals – 3.4%
Apple, Inc. (a)	1,108	187,839
Computers & Peripherals Total		187,839
IT Services – 7.1%
MasterCard, Inc., Class A	986	239,154
Visa, Inc., Class A	1,988	150,889
IT Services Total		390,043
Software – 1.7%
Oracle Corp. (a)	4,142	90,834
Software Total		90,834
Information Technology Total		941,374
Materials – 4.0%
Chemicals – 4.0%
Monsanto Co.	1,491	170,347
Praxair, Inc.	517	46,447
Chemicals Total		216,794
Materials Total		216,794
Total Common Stocks (Cost of $5,089,995)		4,889,334
	Par ($)
Short-Term Obligation – 13.7%
Repurchase agreement with State Street Bank & Trust Co., dated 08/29/08, due 09/02/08 at 1.680%, collateralized by a U.S. Government Agency Obligation maturing 02/10/10, market value $760,836 (repurchase proceeds $745,139)	745,000	745,000
Total Short-Term Obligation (Cost of $745,000)		745,000
Total Investments – 103.3% (Cost of $5,834,995) (b)		5,634,334
Other Assets & Liabilities, Net – (3.3)%		(177,627)
Net Assets – 100.0%		$5,456,707

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $5,834,995.

The Fund was invested in the following countries at
August 31, 2008:

Country	Value	% of Total Investments
United States*	$3,826,629	67.9
Switzerland	440,313	7.8
Canada	354,350	6.3
Denmark	305,503	5.4
Brazil	300,846	5.3
Netherlands	186,851	3.3
Hong Kong	91,799	1.6
Ireland	50,072	0.9
United Kingdom	41,568	0.8
China	36,403	0.7
	$5,634,334	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

26

Investment Portfolio – Columbia Marsico International Opportunities Fund

August 31, 2008 (Unaudited)

Common Stocks – 90.2%
	Shares	Value ($)
Consumer Discretionary – 8.3%
Hotels, Restaurants & Leisure – 3.7%
Accor SA	679,905	44,976,039
Las Vegas Sands Corp. (a)	974,222	46,187,865
Shangri-La Asia Ltd.	7,992,665	15,334,492
Hotels, Restaurants & Leisure Total		106,498,396
Household Durables – 1.0%
Gafisa SA	1,916,268	27,439,077
Household Durables Total		27,439,077
Media – 1.8%
British Sky Broadcasting Group PLC	3,454,737	29,308,805
JC Decaux SA	1,061,820	23,501,260
Media Total		52,810,065
Multiline Retail – 0.8%
PPR	190,529	22,187,254
Multiline Retail Total		22,187,254
Specialty Retail – 1.0%
Esprit Holdings Ltd.	3,496,000	28,917,881
Specialty Retail Total		28,917,881
Consumer Discretionary Total		237,852,673
Consumer Staples – 8.5%
Beverages – 2.0%
Heineken NV	1,259,040	59,096,887
Beverages Total		59,096,887
Food & Staples Retailing – 2.0%
Tesco PLC	8,160,097	56,608,753
Food & Staples Retailing Total		56,608,753
Food Products – 3.0%
Nestle SA, Registered Shares	1,932,271	85,150,753
Food Products Total		85,150,753
Household Products – 1.5%
Reckitt Benckiser Group PLC	853,028	43,147,709
Household Products Total		43,147,709
Consumer Staples Total		244,004,102
Energy – 7.6%
Energy Equipment & Services – 1.9%
Cie Generale de Geophysique-Veritas (a)	789,513	32,456,316
Schlumberger Ltd.	225,520	21,248,494
Energy Equipment & Services Total		53,704,810

	Shares	Value ($)
Oil, Gas & Consumable Fuels – 5.7%
BG Group PLC	2,921,035	64,838,233
CNOOC Ltd.	19,044,300	29,652,304
Petroleo Brasileiro SA, ADR	1,333,428	70,324,993
Oil, Gas & Consumable Fuels Total		164,815,530
Energy Total		218,520,340
Financials – 13.3%
Capital Markets – 6.9%
Credit Suisse Group AG, Registered Shares	1,576,556	73,290,339
Daiwa Securities Group, Inc.	3,319,000	25,524,527
Deutsche Bank AG, Registered Shares	340,280	29,093,436
Julius Baer Holding AG	921,588	56,134,037
Man Group PLC	1,437,562	14,861,372
Capital Markets Total		198,903,711
Commercial Banks – 3.5%
Commerzbank AG	643,036	18,933,023
ICICI Bank Ltd., ADR	890,785	27,632,151
Mizuho Financial Group, Inc.	5,832	24,579,944
Uniao de Bancos Brasileiros SA, GDR	242,610	29,006,452
Commercial Banks Total		100,151,570
Diversified Financial Services – 0.5%
BM&FBOVESPA SA	2,057,431	15,702,115
Diversified Financial Services Total		15,702,115
Insurance – 2.0%
AXA SA	1,808,325	58,028,362
Insurance Total		58,028,362
Real Estate Management & Development – 0.4%
CapitaLand Ltd.	3,556,000	10,880,635
Real Estate Management & Development Total		10,880,635
Financials Total		383,666,393
Health Care – 10.0%
Biotechnology – 3.8%
Actelion Ltd., Registered Shares (a)	539,052	30,891,906
CSL Ltd.	2,250,330	78,580,689
Biotechnology Total		109,472,595
Life Sciences Tools & Services – 3.2%
Lonza Group AG, Registered Shares	642,282	90,801,235
Life Sciences Tools & Services Total		90,801,235

See Accompanying Notes to Financial Statements.

27

Columbia Marsico International Opportunities Fund, August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Pharmaceuticals – 3.0%
Teva Pharmaceutical Industries Ltd., ADR	1,852,291	87,687,456
Pharmaceuticals Total		87,687,456
Health Care Total		287,961,286
Industrials – 15.0%
Building Products – 1.0%
Daikin Industries Ltd.	827,324	28,001,354
Building Products Total		28,001,354
Electrical Equipment – 10.3%
ABB Ltd., Registered Shares (a)	2,544,129	62,352,955
Alstom	671,898	68,402,251
Gamesa Corp. Tecnologica SA	774,376	36,684,377
Vestas Wind Systems A/S (a)	943,888	128,160,178
Electrical Equipment Total		295,599,761
Machinery – 1.5%
GEA Group AG	889,690	28,039,466
Hitachi Construction Machinery Co., Ltd.	601,936	14,075,123
Machinery Total		42,114,589
Road & Rail – 0.6%
All America Latina Logistica SA	1,410,554	16,312,235
Road & Rail Total		16,312,235
Trading Companies & Distributors – 1.6%
Marubeni Corp.	7,682,000	47,735,255
Trading Companies & Distributors Total		47,735,255
Industrials Total		429,763,194
Information Technology – 10.5%
Communications Equipment – 3.0%
Research In Motion Ltd. (a)	709,735	86,303,776
Communications Equipment Total		86,303,776
Computers & Peripherals – 0.6%
FUJITSU Ltd.	2,495,000	17,228,234
Computers & Peripherals Total		17,228,234
Electronic Equipment & Instruments – 1.4%
HON HAI Precision Industry Co., Ltd.	8,366,000	42,033,237
Electronic Equipment & Instruments Total		42,033,237
Semiconductors & Semiconductor Equipment – 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,975,901	58,025,999
Semiconductors & Semiconductor Equipment Total		58,025,999

	Shares	Value ($)
Software – 3.5%
Nintendo Co., Ltd.	210,800	99,633,356
Software Total		99,633,356
Information Technology Total		303,224,602
Materials – 8.8%
Chemicals – 5.7%
Johnson Matthey PLC	476,228	14,080,744
Linde AG	700,981	88,315,402
Potash Corp. of Saskatchewan, Inc.	361,332	62,727,235
Chemicals Total		165,123,381
Construction Materials – 1.0%
Cemex SA de CV, ADR, COP (a)	1,374,584	27,560,409
Construction Materials Total		27,560,409
Metals & Mining – 2.1%
BHP Billiton PLC	995,873	31,185,351
Rio Tinto PLC	296,655	28,227,461
Metals & Mining Total		59,412,812
Materials Total		252,096,602
Telecommunication Services – 5.2%
Wireless Telecommunication Services – 5.2%
America Movil SAB de CV, Series L, ADR	858,090	44,088,664
MTN Group Ltd.	1,973,420	30,264,328
Rogers Communications, Inc., Class B	2,054,175	74,444,014
Wireless Telecommunication Services Total		148,797,006
Telecommunication Services Total		148,797,006
Utilities – 3.0%
Multi-Utilities – 3.0%
Veolia Environnement	1,604,430	86,381,342
Multi-Utilities Total		86,381,342
Utilities Total		86,381,342
Total Common Stocks (Cost of $2,428,976,968)		2,592,267,540

See Accompanying Notes to Financial Statements.

28

Columbia Marsico International Opportunities Fund, August 31, 2008 (Unaudited)

Short-Term Obligation – 9.4%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due 09/02/08 at 2.000%, collateralized by U.S. Government Agency Obligations with various maturities to 01/29/13, market value $275,462,321 (repurchase proceeds $270,120,013)	270,060,000	270,060,000
Total Short-Term Obligation (Cost of $270,060,000)		270,060,000
Total Investments – 99.6% (Cost of $2,699,036,968) (b)		2,862,327,540
Other Assets & Liabilities, Net – 0.4%		12,872,330
Net Assets – 100.0%		$2,875,199,870

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $2,699,036,968.

The Fund was invested in the following countries at
August 31, 2008:

Summary of Securities By Country	Value	% of Total Investments
Switzerland	$398,621,226	13.9
United States*	337,496,359	11.8
France	335,932,826	11.7
United Kingdom	282,258,427	9.9
Japan	256,777,793	9.0
Canada	223,475,025	7.8
Germany	164,381,327	5.7
Brazil	158,784,871	5.5
Denmark	128,160,178	4.5
Taiwan	100,059,236	3.5
Israel	87,687,456	3.1
Australia	78,580,689	2.7
Hong Kong	73,904,677	2.6
Mexico	71,649,073	2.5
Netherlands	59,096,886	2.1
Spain	36,684,377	1.3
South Africa	30,264,328	1.0
India	27,632,151	1.0
Singapore	10,880,635	0.4
	$2,862,327,540	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

29

Investment Portfolio – Columbia Multi-Advisor International Equity Fund

August 31, 2008 (Unaudited)

Common Stocks – 93.0%
	Shares	Value ($)
Consumer Discretionary – 8.8%
Automobiles – 1.9%
Bayerische Motoren Werke AG	95,491	3,912,881
Honda Motor Co., Ltd.	758,200	24,683,467
Yamaha Motor Co., Ltd.	909,300	13,982,897
Automobiles Total		42,579,245
Hotels, Restaurants & Leisure – 2.1%
Accor SA	288,222	19,066,022
Las Vegas Sands Corp. (a)	402,761	19,094,899
OPAP SA	140,696	4,939,552
Shangri-La Asia Ltd.	3,351,918	6,430,891
Hotels, Restaurants & Leisure Total		49,531,364
Household Durables – 0.9%
Gafisa SA	818,231	11,716,265
Haseko Corp.	9,191,099	9,312,898
Household Durables Total		21,029,163
Leisure Equipment & Products – 0.6%
Sankyo Co., Ltd.	309,700	14,642,384
Leisure Equipment & Products Total		14,642,384
Media – 2.0%
British Sky Broadcasting Group PLC	1,437,221	12,192,890
JC Decaux SA	449,010	9,937,938
Reed Elsevier NV	1,433,354	23,974,986
Media Total		46,105,814
Multiline Retail – 0.4%
PPR	81,352	9,473,505
Multiline Retail Total		9,473,505
Specialty Retail – 0.5%
Esprit Holdings Ltd.	1,487,100	12,300,853
Specialty Retail Total		12,300,853
Textiles, Apparel & Luxury Goods – 0.4%
Yue Yuen Industrial Holdings Ltd. (b)	2,341,000	6,496,266
Yue Yuen Industrial Holdings Ltd.	995,833	2,763,433
Textiles, Apparel & Luxury Goods Total		9,259,699
Consumer Discretionary Total		204,922,027
Consumer Staples – 7.1%
Beverages – 1.4%
C&C Group PLC	1,818,299	6,739,449
Heineken NV	537,584	25,233,147
Beverages Total		31,972,596
Food & Staples Retailing – 1.0%
Tesco PLC	3,484,578	24,173,440
Food & Staples Retailing Total		24,173,440

	Shares	Value ($)
Food Products – 2.6%
Nestle SA, Registered Shares	818,957	36,089,557
Unilever NV	307,994	8,507,617
Unilever PLC	614,112	16,503,682
Food Products Total		61,100,856
Household Products – 0.8%
Reckitt Benckiser Group PLC	362,571	18,339,501
Household Products Total		18,339,501
Tobacco – 1.3%
British American Tobacco PLC	873,663	29,583,831
Tobacco Total		29,583,831
Consumer Staples Total		165,170,224
Energy – 9.0%
Energy Equipment & Services – 4.0%
Aker Kvaerner ASA	677,950	15,528,663
Cie Generale de Geophysique-Veritas (a)	331,315	13,620,123
Precision Drilling Trust	665,554	14,128,449
Schlumberger Ltd.	96,303	9,073,668
Technip SA	504,861	41,457,934
Energy Equipment & Services Total		93,808,837
Oil, Gas & Consumable Fuels – 5.0%
BG Group PLC	1,247,220	27,684,550
BP PLC	1,863,154	17,915,881
CNOOC Ltd.	7,934,089	12,353,514
Petroleo Brasileiro SA, ADR	569,409	30,030,631
Royal Dutch Shell PLC, Class A	161,743	5,653,317
Royal Dutch Shell PLC, Class B	617,536	21,262,807
Oil, Gas & Consumable Fuels Total		114,900,700
Energy Total		208,709,537
Financials – 18.3%
Capital Markets – 4.8%
Credit Suisse Group AG, Registered Shares	1,003,401	46,645,726
Daiwa Securities Group, Inc.	1,387,000	10,666,622
Deutsche Bank AG, Registered Shares	144,911	12,389,676
Julius Baer Holding AG	393,542	23,970,691
Man Group PLC	608,664	6,292,308
UBS AG, Registered Shares (a)	542,592	11,778,017
Capital Markets Total		111,743,040
Commercial Banks – 7.1%
Allied Irish Banks PLC	1,286,876	16,380,402
BNP Paribas	215,976	19,490,933
Commerzbank AG	273,937	8,065,576
HBOS PLC	3,007,393	17,320,209

See Accompanying Notes to Financial Statements.

30

Columbia Multi-Advisor International Equity Fund, August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
HSBC Holdings PLC	970,708	15,276,524
ICICI Bank Ltd., ADR	376,208	11,669,972
Mitsubishi UFJ Financial Group, Inc.	2,579,600	19,644,265
Mizuho Financial Group, Inc.	2,467	10,397,586
Royal Bank of Scotland Group PLC	4,319,695	18,498,866
Unibanco - Uniao de Bancos Brasileiros SA, GDR	101,038	12,080,103
UniCredito Italiano SpA	3,158,833	17,103,317
Commercial Banks Total		165,927,753
Diversified Financial Services – 1.2%
BM&FBOVESPA SA	869,979	6,639,593
ING Groep NV	659,342	20,652,819
Diversified Financial Services Total		27,292,412
Insurance – 5.0%
Aviva PLC	1,863,898	17,413,975
AXA SA	1,451,132	46,566,195
Manulife Financial Corp.	388,203	13,933,336
Sony Financial Holdings, Inc. (a)	4,578	17,004,886
Sony Financial Holdings, Inc. (a)(b)	390	1,448,647
Zurich Financial Services AG	72,412	18,904,774
Insurance Total		115,271,813
Real Estate Management & Development – 0.2%
CapitaLand Ltd.	1,480,000	4,528,498
Real Estate Management & Development Total		4,528,498
Financials Total		424,763,516
Health Care – 6.8%
Biotechnology – 2.0%
Actelion Ltd., Registered Shares (a)	229,366	13,144,470
CSL Ltd.	956,772	33,410,124
Biotechnology Total		46,554,594
Life Sciences Tools & Services – 1.6%
Lonza Group AG, Registered Shares	269,398	38,085,562
Life Sciences Tools & Services Total		38,085,562
Pharmaceuticals – 3.2%
Novartis AG, Registered Shares	299,194	16,697,608
Sanofi-Aventis (b)	275,189	19,536,718
Teva Pharmaceutical Industries Ltd., ADR	789,213	37,361,343
Pharmaceuticals Total		73,595,669
Health Care Total		158,235,825

	Shares	Value ($)
Industrials – 17.0%
Aerospace & Defense – 1.0%
BAE Systems PLC	2,565,893	22,410,595
Aerospace & Defense Total		22,410,595
Air Freight & Logistics – 1.9%
Deutsche Post AG, Registered Shares	631,195	14,766,459
TNT NV	777,506	28,915,501
Air Freight & Logistics Total		43,681,960
Airlines – 0.5%
British Airways PLC	2,613,217	11,848,385
Airlines Total		11,848,385
Building Products – 0.5%
Daikin Industries Ltd.	350,788	11,872,663
Building Products Total		11,872,663
Construction & Engineering – 1.2%
Vinci SA	510,873	29,024,618
Construction & Engineering Total		29,024,618
Electrical Equipment – 5.4%
ABB Ltd., Registered Shares	1,068,090	26,177,355
Alstom	283,254	28,836,537
Gamesa Corp. Tecnologica SA	330,643	15,663,492
Vestas Wind Systems A/S (a)	398,922	54,165,234
Electrical Equipment Total		124,842,618
Industrial Conglomerates – 2.5%
Koninklijke Philips Electronics NV	667,003	21,671,861
Siemens AG, Registered Shares	346,971	37,747,529
Industrial Conglomerates Total		59,419,390
Machinery – 2.6%
Atlas Copco AB	1,305,200	18,246,975
GEA Group AG	379,012	11,944,940
Hitachi Construction Machinery Co., Ltd.	255,298	5,969,656
Hyundai Heavy Industries	106,661	23,276,612
SMC Corp.	700	71,460
Machinery Total		59,509,643
Marine – 0.3%
Stolt-Nielsen SA	360,164	6,370,846
Marine Total		6,370,846
Road & Rail – 0.3%
All America Latina Logistica SA	594,228	6,871,900
Road & Rail Total		6,871,900

See Accompanying Notes to Financial Statements.

31

Columbia Multi-Advisor International Equity Fund, August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Trading Companies & Distributors – 0.8%
Marubeni Corp.	3,212,000	19,959,078
Trading Companies & Distributors Total		19,959,078
Industrials Total		395,811,696
Information Technology – 7.4%
Communications Equipment – 2.8%
Research In Motion Ltd. (a)	303,075	36,853,920
Telefonaktiebolaget LM Ericsson, Class B	2,468,000	28,182,272
Communications Equipment Total		65,036,192
Computers & Peripherals – 0.3%
FUJITSU Ltd.	1,064,000	7,347,031
Computers & Peripherals Total		7,347,031
Electronic Equipment & Instruments – 0.8%
HON HAI Precision Industry Co., Ltd.	3,557,000	17,871,411
Electronic Equipment & Instruments Total		17,871,411
Semiconductors & Semiconductor Equipment – 1.7%
Samsung Electronics Co., Ltd.	28,489	13,379,914
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,551,869	24,778,648
Semiconductors & Semiconductor Equipment Total		38,158,562
Software – 1.8%
Nintendo Co., Ltd.	90,000	42,537,960
Software Total		42,537,960
Information Technology Total		170,951,156
Materials – 8.5%
Chemicals – 5.6%
Air Liquide	91,793	11,165,098
Akzo Nobel NV	421,187	25,698,300
Bayer AG	188,613	14,943,731
Johnson Matthey PLC	198,203	5,860,314
Linde AG	298,519	37,609,900
Mitsubishi Gas Chemical Co., Inc.	1,483,000	8,399,872
Potash Corp. of Saskatchewan, Inc.	154,298	26,786,133
Chemicals Total		130,463,348
Construction Materials – 1.3%
Cemex SA de CV, ADR, COP (a)	572,374	11,476,099
CRH PLC	685,726	17,998,441
Construction Materials Total		29,474,540

	Shares	Value ($)
Containers & Packaging – 0.2%
Smurfit Kappa Group PLC (a)	953,502	6,163,724
Smurfit Kappa Group PLC (a)(b)	6,700	920
Containers & Packaging Total		6,164,644
Metals & Mining – 1.1%
BHP Billiton PLC	414,915	12,992,891
Rio Tinto PLC	126,227	12,010,813
Metals & Mining Total		25,003,704
Paper & Forest Products – 0.3%
UPM-Kymmene Oyj	379,729	6,497,035
Paper & Forest Products Total		6,497,035
Materials Total		197,603,271
Telecommunication Services – 6.3%
Diversified Telecommunication Services – 2.8%
France Telecom SA	702,363	20,733,735
France Telecom SA (b)	290,760	8,583,226
Telefonica SA	882,070	21,822,142
TELUS Corp.	379,998	15,027,421
Diversified Telecommunication Services Total		66,166,524
Wireless Telecommunication Services – 3.5%
America Movil SAB de CV, Series L, ADR	362,924	18,647,035
MTN Group Ltd.	836,682	12,831,338
Rogers Communications, Inc., Class B	870,624	31,551,715
Vodafone Group PLC	6,948,716	17,798,416
Wireless Telecommunication Services Total		80,828,504
Telecommunication Services Total		146,995,028
Utilities – 3.8%
Electric Utilities – 2.2%
E.ON AG	514,368	30,053,993
Electricite de France	258,536	22,096,722
Electric Utilities Total		52,150,715
Multi-Utilities – 1.6%
Veolia Environnement	678,249	36,516,432
Multi-Utilities Total		36,516,432
Utilities Total		88,667,147
Total Common Stocks (Cost of $2,110,952,084)		2,161,829,427

See Accompanying Notes to Financial Statements.

32

Columbia Multi-Advisor International Equity Fund, August 31, 2008 (Unaudited)

Short-Term Obligation – 6.4%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due 09/02/08 at 2.000%, collateralized by U.S. Government Agency Obligations with various maturities to 01/29/13, market value of $151,202,194 (repurchase proceeds $148,264,940)	148,232,000	148,232,000
Total Short-Term Obligation (Cost of $148,232,000)		148,232,000
Total Investments – 99.4% (Cost of $2,259,184,084) (c)		2,310,061,427
Other Assets & Liabilities, Net – 0.6%		13,279,036
Net Assets – 100.0%		$2,323,340,463

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. As of August 31, 2008, these securities, which are not illiquid, amounted to $36,065,777 which represents 1.6% of net assets.

(c)  Cost for federal income tax purposes is $2,259,184,084.

The Fund was invested in the following countries at
August 31, 2008:

Summary of Securities By Country	Value	% of Total Investments
United States*	$386,084,452	16.7
United Kingdom	357,386,291	15.5
France	336,105,735	14.6
Switzerland	231,493,761	10.0
Japan	217,941,372	9.4
Germany	171,434,684	7.4
Netherlands	160,307,546	7.0
Canada	74,640,922	3.2
Hong Kong	55,621,481	2.4
Denmark	54,165,234	2.3
Sweden	46,429,247	2.0
Spain	37,485,634	1.6
South Korea	36,656,526	1.6
Australia	33,410,123	1.5
Brazil	25,227,759	1.1
Norway	21,899,509	0.9
Taiwan	17,871,411	0.8
Italy	17,103,317	0.7
South Africa	12,831,338	0.6
Finland	6,497,035	0.3
Greece	4,939,552	0.2
Singapore	4,528,498	0.2
	$2,310,061,427	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

33

Statements of Assets and Liabilities – International/Global Stock Funds

August 31, 2008 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Assets
Unaffiliated investments, at identified cost	248,536,924	—	5,089,995	2,428,976,968	2,110,952,084
Affiliated investments, at identified cost	8,447,887	—	—	—	—
Investment in Columbia International Value Master Portfolio, at identified cost	—	2,520,177,524	—	—	—
Repurchase agreement	—	—	745,000	270,060,000	148,232,000
Total investments, at identified cost	256,984,811	2,520,177,524	5,834,995	2,699,036,968	2,259,184,084
Unaffiliated investments, at value (including securities on loan of $26,697,747, $—, $—, $— and $—, respectively)	203,696,035	—	4,889,334	2,592,267,540	2,161,829,427
Affiliated investments, at value	2,227,258	—	—	—	—
Investment in Columbia International Value Master Portfolio, at value	—	2,346,850,586	—	—	—
Repurchase agreement	—	—	745,000	270,060,000	148,232,000
Total investments, at value	205,923,293	2,346,850,586	5,634,334	2,862,327,540	2,310,061,427
Cash	—	—	878	14,800	925
Foreign currency (cost of $72, $—, $2,297, $6,526,546 and $2,915,899, respectively)	68	—	2,298	6,491,369	2,903,335
Receivable for:
Investments sold	1,123,231	—	31,830	28,847,767	16,246,309
Fund shares sold	7,409	456,468	2,250	3,297,567	5,044,246
Interest	6,356	—	104	45,010	24,706
Dividends	537,368	—	6,243	1,809,668	2,672,662
Foreign tax reclaims	173,466	—	1,266	2,682,303	1,812,621
Expense reimbursement due from investment advisor	—	—	84,720	—	—
Securities lending income	40,929	—	—	—	—
Other assets	634	—	—	5,747	4,742
Total Assets	207,812,754	2,347,307,054	5,763,923	2,905,521,771	2,338,770,973
Liabilities
Collateral on securities loaned	28,286,581	—	—	—	—
Payable to custodian bank	105,426	—	—	—	—
Payable for:
Investments purchased	—	—	40,433	24,633,695	12,774,786
Fund shares redeemed	1,102,501	5,432,833	—	2,062,425	479,259
Investment advisory fee	147,661	—	3,641	2,000,715	1,221,942
Administration fee	22,131	353,810	999	524,971	326,289
Transfer agent fee	89,579	737,435	33,516	334,988	244,853
Trustees' fees	72,231	33,067	6,724	81,432	98,914
Pricing and bookkeeping fees	8,156	3,167	3,646	14,278	14,822
Distribution and service fees	78,423	256,916	1,947	229,874	12,612
Custody fee	23,326	493	153,694	309,446	189,592
Legal fee	25,016	23,740	32,594	60,163	33,748
Chief compliance officer expenses	155	484	221	311	218
Loan principal payable	1,000,000	—	—	—	—
Other liabilities	75,981	99,691	29,801	69,603	33,475
Total Liabilities	31,037,167	6,941,636	307,216	30,321,901	15,430,510
Net Assets	176,775,587	2,340,365,418	5,456,707	2,875,199,870	2,323,340,463
Net Assets Consist of
Paid-in capital	216,401,093	2,414,622,249	5,975,323	2,824,792,276	2,281,791,167
Undistributed net investment income	2,823,532	57,666,648	—	30,183,148	40,491,539
Accumulated net investment loss	—	—	(1,153)	—	—
Accumulated net realized gain (loss)	8,599,891	41,403,459	(316,749)	(142,869,627)	(49,639,889)
Unrealized appreciation (depreciation) on:
Investments	(51,061,518)	(173,326,938)	(200,661)	163,290,572	50,877,343
Foreign currency translations	12,589	—	(53)	(196,499)	(179,697)
Net Assets	176,775,587	2,340,365,418	5,456,707	2,875,199,870	2,323,340,463

See Accompanying Notes to Financial Statements.

34

Statements of Assets and Liabilities – International/Global Stock Funds

August 31, 2008 (Unaudited) (continued)

	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Class A
Net assets	$64,454,856	$549,978,486	$1,719,632	$558,758,857	$36,929,568
Shares outstanding	8,420,658	33,376,318	189,063	43,909,666	2,672,913
Net asset value per share (a)(b)	$7.65	$16.48	$9.10	$12.73	$13.82
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (c)	$8.12	$17.49	$9.66	$13.51	$14.66
Class B
Net assets	$17,495,240	$43,905,677	—	$36,450,020	$2,480,930
Shares outstanding	2,372,807	2,762,532	—	3,022,531	196,711
Net asset value and offering price per share (a)(b)	$7.37	$15.89	—	$12.06	$12.61
Class C
Net assets	$54,760,584	$103,371,094	$1,311,816	$95,834,905	$3,175,963
Shares outstanding	7,426,210	6,513,656	144,608	7,942,227	254,930
Net asset value and offering price per share (a)(b)	$7.37	$15.87	$9.07	$12.07	$12.46
Class R
Net assets	—	—	$1,135,875	$3,958,131	$187,129
Shares outstanding	—	—	125,000	311,786	13,572
Net asset value and offering price per share (b)	—	—	$9.09	$12.70	$13.79
Class Z
Net assets	$40,064,907	$1,643,110,161	$1,289,384	$2,180,197,957	$2,280,566,873
Shares outstanding	5,198,219	98,742,387	141,646	168,617,937	162,939,510
Net asset value and offering price per share (b)	$7.71	$16.64	$9.10	$12.93	$14.00

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

(b)  Redemption price per share is equal to net asset value less any applicable redemption fees.

(c)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

35

Statements of Operations – International/Global Stock Funds

For the Six Months Ended August 31, 2008 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund (a)	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Net Investment Income
Income
Dividends	4,928,134	—	27,809	55,013,288	57,734,573
Dividends from affiliates	58,884	—	—	—	—
Interest	27,731	—	4,861	2,151,554	1,450,184
Securities lending	333,975	—	—	—	—
Foreign taxes withheld	(465,184)	—	(1,649)	(5,400,590)	(5,733,672)
Allocated from Master Portfolio:
Dividends	—	82,291,814	—	—	—
Interest	—	188,363	—	—	—
Securities lending	—	6,672,773	—	—	—
Foreign taxes withheld	—	(13,517,832)	—	—	—
Total income	4,883,540	75,635,118	31,021	51,764,252	53,451,085
Expenses
Expenses allocated from Master Portfolio	—	11,564,318	—	—	—
Investment advisory fee	979,359	—	14,451	13,081,118	7,879,133
Administration fee	149,715	2,328,245	—	3,527,307	2,130,145
Distribution fee:
Class B	77,689	211,084	—	159,458	11,629
Class C	246,109	446,876	3,361	408,311	13,869
Class R	—	—	2,035	9,979	501
Service fee:
Class A	96,295	971,921	1,246	767,663	51,412
Class B	25,896	70,361	—	53,153	3,876
Class C	82,041	148,959	1,120	136,103	4,624
Transfer agent fee	176,304	1,359,775	33,728	2,031,128	1,643,392
Trustees' fees	17,664	4,109	11,408	20,608	18,768
Pricing and bookkeeping fees	41,163	19,000	15,306	75,888	77,756
Custody fee	39,192	1,765	157,802	754,618	538,753
Registration fees	22,232	31,896	48,980	73,312	34,960
Reports to shareholders	36,432	108,656	19,840	130,152	83,904
Legal fees	28,152	18,849	32,804	34,408	34,408
Chief compliance officer expenses	368	949	372	920	736
Other expenses	33,196	20,838	27,371	75,457	58,805
Expenses before interest expense	2,051,807	17,307,601	369,824	21,339,583	12,586,671
Interest expense	2,045	—	—	—	—
Interest expense allocated from Master Portfolio	—	22,369	—	—	—
Total Expenses	2,053,852	17,329,970	369,824	21,339,583	12,586,671
Fees waived or expenses reimbursed by Investment Advisor	—	—	(337,452)	—	—
Fees waived by Transfer Agent	(24,788)	—	—	—	—
Expense reductions	(300)	(1,260)	(198)	(1,506)	(2,166)
Net Expenses	2,028,764	17,328,710	32,174	21,338,077	12,584,505
Net Investment Income (Loss)	2,854,776	58,306,408	(1,153)	30,426,175	40,866,580

See Accompanying Notes to Financial Statements.

36

Statements of Operations – International/Global Stock Funds

For the Six Months Ended August 31, 2008 (Unaudited) (continued)

	($)	($)	($)	($)	($)
	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund (a)	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	8,702,242	—	(313,365)	(119,824,016)	(34,521,075)
Foreign currency transactions	(53,503)	—	(3,384)	(1,431,648)	(1,206,083)
Allocated from Master Portfolio:
Investments	—	43,354,993	—	—	—
Foreign currency transactions	—	(1,589,671)	—	—	—
Net realized gain (loss)	8,648,739	41,765,322	(316,749)	(121,255,664)	(35,727,158)
Net change in unrealized appreciation (depreciation) on:
Investments	(33,252,061)	—	(200,661)	(310,446,976)	(298,474,130)
Foreign currency translations	(16,611)	—	(53)	(787,507)	(475,337)
Allocated from Master Portfolio:
Investments	—	(257,146,792)	—	—	—
Foreign currency translations	—	(2,046)	—	—	—
Net change in unrealized appreciation (depreciation)	(33,268,672)	(257,148,838)	(200,714)	(311,234,483)	(298,949,467)
Net Loss	(24,619,933)	(215,383,516)	(517,463)	(432,490,147)	(334,676,625)
Net Decrease Resulting from Operations	(21,765,157)	(157,077,108)	(518,616)	(402,063,972)	(293,810,045)

(a)  The Fund commenced operations on April 30, 2008. Amounts shown reflect activity for the period April 30, 2008 through August 31, 2008.

See Accompanying Notes to Financial Statements.

37

Statements of Changes in Net Assets – International/Global Stock Funds

Increase (Decrease) in Net Assets	Columbia Global Value Fund		Columbia International Value Fund
	(Unaudited) Six Months Ended August 31, 2008 ($)	Year Ended February 29, 2008 ($)	(Unaudited) Six Months Ended August 31, 2008 ($)		Period April 1, 2007 through February 29, 2008 (a)($)		Year Ended March 31, 2007 ($)
Operations
Net investment income	2,854,776	4,494,028	58,306,408		98,584,032		49,800,001
Net realized gain on investments and foreign currency transactions	8,648,739	76,289,565	41,765,322	(c)	699,612,547	(c)	527,564,282 (c)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(33,268,672)	(109,491,579)	(257,148,838	)(c)	(1,006,343,991	)(c)	153,551,812 (c)
Net increase (decrease) resulting from operations	(21,765,157)	(28,707,986)	(157,077,108)		(208,147,412)		730,916,095
Distributions to Shareholders
From net investment income:
Class A	—	(1,567,658)	—		(27,918,974)		(14,062,577)
Class B	—	(249,270)	—		(1,850,854)		(831,862)
Class C	—	(780,753)	—		(3,327,093)		(1,277,433)
Class R	—	—	—		—		—
Class Z	(167,262)	(1,934,018)	—		(67,852,888)		(38,271,216)
From net realized gains:
Class A	(6,633,069)	(23,179,285)	(62,128,518)		(208,438,120)		(133,186,314)
Class B	(1,846,971)	(6,609,269)	(4,082,842)		(18,635,133)		(14,213,607)
Class C	(5,823,816)	(20,675,384)	(8,979,549)		(31,809,203)		(21,458,685)
Class R	—	—	—		—		—
Class Z	(4,631,685)	(23,227,721)	(129,260,677)		(482,123,535)		(327,372,752)
Total distributions to shareholders	(19,102,803)	(78,223,358)	(204,451,586)		(841,955,800)		(550,674,446)
Net Capital Share Transactions	(29,835,967)	(7,040,838)	(246,603,622)		(8,396,283)		(52,838,946)
Redemption Fees	691	2,569	23,059		46,621		23,212
Net increase (decrease) in net assets	(70,703,236)	(113,969,613)	(608,109,257)		(1,058,452,874)		127,425,915
Net Assets
Beginning of period	247,478,823	361,448,436	2,948,474,675		4,006,927,549		3,879,501,634
End of period	176,775,587	247,478,823	2,340,365,418		2,948,474,675		4,006,927,549
Undistributed (overdistributed) net investment income, at end of period	2,823,532	136,018	57,666,648		(639,760)		(868,572)
Accumulated net investment loss, at end of period	—	—	—		—		—

(a)  The Fund changed its fiscal year end from March 31 to February 29.

(b)  The Fund commenced operations on April 30, 2008.

(c)  Allocated from Columbia International Value Master Portfolio.

See Accompanying Notes to Financial Statements.

38

Increase (Decrease) in Net Assets	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund		Columbia Multi-Advisor International Equity Fund
	(Unaudited) Period Ended August 31, 2008 (b)($)	(Unaudited) Six Months Ended August 31, 2008 ($)	Year Ended February 29, 2008 ($)	(Unaudited) Six Months Ended August 31, 2008 ($)	Year Ended February 29, 2008 ($)
Operations
Net investment income	(1,153)	30,426,175	36,955,043	40,866,580	47,405,791
Net realized gain on investments and foreign currency transactions	(316,749)	(121,255,664)	307,575,410	(35,727,158)	250,994,849
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(200,714)	(311,234,483)	(25,235,273)	(298,949,467)	(161,536,794)
Net increase (decrease) resulting from operations	(518,616)	(402,063,972)	319,295,180	(293,810,045)	136,863,846
Distributions to Shareholders
From net investment income:
Class A	—	—	(6,000,204)	—	(686,104)
Class B	—	—	(182,059)	—	(37,636)
Class C	—	—	(427,958)	—	(39,622)
Class R	—	—	(28,304)	—	(2,602)
Class Z	—	—	(31,597,573)	(1,900,339)	(46,387,190)
From net realized gains:
Class A	—	(5,202,687)	(63,183,126)	(512,920)	(5,210,962)
Class B	—	(370,850)	(5,237,440)	(40,298)	(506,006)
Class C	—	(963,695)	(12,094,981)	(50,546)	(509,045)
Class R	—	(34,263)	(362,700)	(2,479)	(16,475)
Class Z	—	(20,805,772)	(282,135,527)	(31,250,025)	(303,780,102)
Total distributions to shareholders	—	(27,377,267)	(401,249,872)	(33,756,607)	(357,175,744)
Net Capital Share Transactions	5,975,188	56,474,303	425,971,698	52,515,346	414,955,380
Redemption Fees	135	77,463	171,065	69,940	100,210
Net increase (decrease) in net assets	5,456,707	(372,889,473)	344,188,071	(274,981,366)	194,743,692
Net Assets
Beginning of period	—	3,248,089,343	2,903,901,272	2,598,321,829	2,403,578,137
End of period	5,456,707	2,875,199,870	3,248,089,343	2,323,340,463	2,598,321,829
Undistributed (overdistributed) net investment income, at end of period	—	30,183,148	(243,027)	40,491,539	1,525,298
Accumulated net investment loss, at end of period	(1,153)	—	—	—	—

See Accompanying Notes to Financial Statements.

39

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Global Value Fund
	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	616,911	5,315,542	1,068,641	12,280,663
Distributions reinvested	517,133	4,219,802	1,409,664	15,698,266
Redemptions	(1,855,590)	(15,977,992)	(1,839,496)	(22,637,914)
Net increase (decrease)	(721,546)	(6,442,648)	638,809	5,341,015
Class B
Subscriptions	42,147	331,697	122,757	1,334,049
Distributions reinvested	177,419	1,396,290	469,136	5,100,186
Redemptions	(382,795)	(3,182,246)	(542,419)	(6,566,242)
Net increase (decrease)	(163,229)	(1,454,259)	49,474	(132,007)
Class C
Subscriptions	215,777	1,698,275	608,059	6,607,458
Distributions reinvested	492,408	3,875,250	1,269,712	13,771,241
Redemptions	(1,284,935)	(10,594,805)	(1,299,441)	(14,921,991)
Net increase (decrease)	(576,750)	(5,021,280)	578,330	5,456,708
Class Z
Subscriptions	97,711	874,087	174,778	2,476,861
Distributions reinvested	141,253	1,159,690	523,401	5,903,524
Redemptions	(2,153,148)	(18,951,557)	(2,240,452)	(26,086,939)
Net decrease	(1,914,184)	(16,917,780)	(1,542,273)	(17,706,554)

(a)  The Fund changed its fiscal year end from March 31 to February 29.

See Accompanying Notes to Financial Statements.

40

	Columbia International Value Fund
	(Unaudited) Six Months Ended August 31, 2008		Period April 1, 2007 through February 29 , 2008 (a)		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	2,925,872	54,018,477	6,963,850	167,927,752	8,880,356	221,294,787
Distributions reinvested	2,967,354	52,700,204	9,033,316	200,011,381	5,124,801	122,140,018
Redemptions	(18,379,812)	(319,298,480)	(11,402,581)	(269,881,480)	(13,194,201)	(330,986,223)
Net increase (decrease)	(12,486,586)	(212,579,799)	4,594,585	98,057,653	810,956	12,448,582
Class B
Subscriptions	28,842	494,940	109,653	2,387,237	78,369	1,825,379
Distributions reinvested	194,324	3,334,607	769,033	16,698,978	527,817	12,265,228
Redemptions	(1,033,197)	(18,344,975)	(1,659,578)	(38,345,749)	(935,890)	(22,742,025)
Net increase (decrease)	(810,031)	(14,515,428)	(780,892)	(19,259,534)	(329,704)	(8,651,418)
Class C
Subscriptions	144,946	2,482,929	468,652	10,111,547	309,929	7,245,205
Distributions reinvested	352,171	6,032,605	1,073,059	23,122,601	659,733	15,324,874
Redemptions	(899,247)	(15,927,386)	(1,346,352)	(31,293,914)	(1,135,070)	(27,767,999)
Net increase (decrease)	(402,130)	(7,411,852)	195,359	1,940,234	(165,408)	(5,197,920)
Class Z
Subscriptions	13,919,752	240,943,351	3,639,693	86,356,426	1,879,407	46,956,866
Distributions reinvested	4,331,569	77,665,032	13,242,447	296,255,061	7,900,734	189,194,368
Redemptions	(18,309,694)	(330,704,926)	(19,414,198)	(471,746,123)	(11,511,055)	(287,589,424)
Net decrease	(58,373)	(12,096,543)	(2,532,058)	(89,134,636)	(1,730,914)	(51,438,190)

See Accompanying Notes to Financial Statements.

41

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Marsico Global Fund
	(Unaudited) Period Ended August 31, 2008 (a)
	Shares	Dollars ($)
Class A
Subscriptions	190,253	1,869,642
Redemptions	(1,190)	(11,007)
Net increase	189,063	1,858,635
Class C
Subscriptions	144,608	1,443,763
Net increase	144,608	1,443,763
Class R
Subscriptions	125,000	1,250,000
Net increase	125,000	1,250,000
Class Z
Subscriptions	141,646	1,422,790
Net increase	141,646	1,422,790

(a)  The Fund commenced operations on April 30, 2008.

See Accompanying Notes to Financial Statements.

42

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Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Marsico International Opportunities Fund
	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	7,860,336	112,382,611	15,417,945	245,380,080
Distributions reinvested	327,476	4,754,957	3,961,661	62,848,181
Redemptions	(5,396,006)	(75,083,404)	(8,697,841)	(136,048,578)
Net increase	2,791,806	42,054,164	10,681,765	172,179,683
Class B
Subscriptions	232,648	3,180,770	618,773	9,325,803
Distributions reinvested	23,218	320,175	303,053	4,580,606
Redemptions	(421,400)	(5,597,007)	(611,315)	(9,240,833)
Net increase (decrease)	(165,534)	(2,096,062)	310,511	4,665,576
Class C
Subscriptions	802,952	11,016,368	2,443,130	36,990,703
Distributions reinvested	51,165	705,560	581,617	8,799,576
Redemptions	(804,488)	(10,606,255)	(1,211,536)	(18,180,319)
Net increase (decrease)	49,629	1,115,673	1,813,211	27,609,960
Class R
Subscriptions	118,162	1,659,371	220,431	3,443,611
Distributions reinvested	2,314	33,555	24,255	384,691
Redemptions	(64,438)	(896,893)	(126,202)	(2,014,871)
Net increase	56,038	796,033	118,484	1,813,431
Class Z
Subscriptions	17,072,696	249,364,768	34,078,759	544,925,397
Distributions reinvested	459,765	6,781,537	5,717,686	91,962,656
Redemptions	(17,351,493)	(241,541,810)	(25,785,783)	(417,185,005)
Net increase	180,968	14,604,495	14,010,662	219,703,048

See Accompanying Notes to Financial Statements.

44

	Columbia Multi-Advisor International Equity Fund
	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	210,621	3,241,703	279,307	5,013,967
Distributions reinvested	27,344	425,471	274,882	4,766,717
Redemptions	(206,938)	(3,165,378)	(416,613)	(7,445,176)
Net increase	31,027	501,796	137,576	2,335,508
Class B
Subscriptions	15,152	219,596	42,538	694,899
Distributions reinvested	2,408	34,273	28,416	454,115
Redemptions	(65,938)	(926,964)	(114,525)	(1,882,359)
Net increase (decrease)	(48,378)	(673,095)	(43,571)	(733,345)
Class C
Subscriptions	11,969	172,411	63,769	1,039,478
Distributions reinvested	2,181	30,637	20,804	328,159
Redemptions	(29,499)	(410,373)	(38,964)	(628,565)
Net increase (decrease)	(15,349)	(207,325)	45,609	739,072
Class R
Subscriptions	1,051	15,943	10,813	192,947
Distributions reinvested	128	1,991	944	16,160
Redemptions	(59)	(987)	—	—
Net increase	1,120	16,947	11,757	209,107
Class Z
Subscriptions	14,410,332	222,843,921	29,780,555	529,844,907
Distributions reinvested	1,057,496	16,666,143	9,513,725	166,769,150
Redemptions	(12,206,159)	(186,633,041)	(15,647,030)	(284,209,019)
Net increase	3,261,669	52,877,023	23,647,250	412,405,038

See Accompanying Notes to Financial Statements.

45

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$9.33		$13.43		$12.64		$11.98		$12.04		$7.18		$10.47
Income from Investment Operations:
Net investment income (c)	0.12		0.19	(d)	0.14		0.16		0.11		0.05		0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.01)		(1.21)		2.07		1.76		0.85		4.96		(3.15)
Total from Investment Operations	(0.89)		(1.02)		2.21		1.92		0.96		5.01		(3.10)
Less Distributions to Shareholders:
From net investment income	—		(0.19)		(0.12)		(0.17)		(0.11)		(0.04)		(0.03)
From net realized gains	(0.79)		(2.89)		(1.30)		(1.09)		(0.91)		(0.11)		(0.16)
Total Distributions to Shareholders	(0.79)		(3.08)		(1.42)		(1.26)		(1.02)		(0.15)		(0.19)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—
Net Asset Value, End of Period	$7.65		$9.33		$13.43		$12.64		$11.98		$12.04		$7.18
Total return (f)	(10.08	)%(g)(h)	(10.43	)%(g)	19.27	%(g)(h)	16.97%		8.64%		70.00%		(29.98)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.63	%(i)(j)	1.51	%(i)	1.53	%(i)(j)	1.45	%(i)	1.52	%(i)	1.55	%(i)	1.65%
Interest expense	—	%(j)(k)	—	%(k)	—	%(j)(k)	—	%(k)	—		—		—
Net expenses	1.63	%(i)(j)	1.51	%(i)	1.53	%(i)(j)	1.45	%(i)	1.52	%(i)	1.55	%(i)	1.65%
Waiver/Reimbursement	0.02	%(j)	0.01%		0.01	%(j)	—		—		—		—
Net investment income	2.84	%(i)(j)	1.50	%(i)	1.17	%(j)	1.32%		0.94%		0.44%		0.62%
Portfolio turnover rate	7	%(h)	38%		12	%(h)	16%		18%		28%		15%
Net assets, end of period (000's)	$64,455		$85,257		$114,224		$119,611		$126,679		$127,609		$47,111

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

46

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$9.05		$13.12		$12.40		$11.78		$11.86		$7.11		$10.40
Income from Investment Operations:
Net investment income (loss) (c)	0.09		0.10	(d)	0.05		0.07		0.02		(0.03)		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.98)		(1.17)		2.02		1.71		0.84		4.89		(3.12)
Total from Investment Operations	(0.89)		(1.07)		2.07		1.78		0.86		4.86		(3.13)
Less Distributions to Shareholders:
From net investment income	—		(0.11)		(0.05)		(0.07)		(0.03)		—		—
From net realized gains	(0.79)		(2.89)		(1.30)		(1.09)		(0.91)		(0.11)		(0.16)
Total Distributions to Shareholders	(0.79)		(3.00)		(1.35)		(1.16)		(0.94)		(0.11)		(0.16)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)	—
Net Asset Value, End of Period	$7.37		$9.05		$13.12		$12.40		$11.78		$11.86		$7.11
Total return (f)	(10.40	)%(g)(h)	(11.08	)%(g)	18.44	%(g)(h)	16.08%		7.85%		68.56%		(30.41)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.38	%(i)(j)	2.26	%(i)	2.28	%(i)(j)	2.20	%(i)	2.27	%(i)	2.30	%(i)	2.40%
Interest expense	—	%(j)(k)	—	%(k)	—	%(j)(k)	—	%(k)	—		—		—
Net expenses	2.38	%(i)(j)	2.26	%(i)	2.28	%(i)(j)	2.20	%(i)	2.27	%(i)	2.30	%(i)	2.40%
Waiver/Reimbursement	0.02	%(j)	0.01%		0.01	%(j)	—		—		—		—
Net investment income (loss)	2.09	%(i)(j)	0.76	%(i)	0.41	%(j)	0.58%		0.19%		(0.31)%		(0.13)%
Portfolio turnover rate	7	%(h)	38%		12	%(h)	16%		18%		28%		15%
Net assets, end of period (000's)	$17,495		$22,943		$32,635		$32,564		$34,324		$35,343		$15,310

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

47

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$9.05		$13.13		$12.41		$11.78		$11.86		$7.11		$10.40
Income from Investment Operations:
Net investment income (loss) (c)	0.09		0.09	(d)	0.04		0.07		0.02		(0.03)		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.98)		(1.17)		2.03		1.72		0.84		4.89		(3.12)
Total from Investment Operations	(0.89)		(1.08)		2.07		1.79		0.86		4.86		(3.13)
Less Distributions to Shareholders:
From net investment income	—		(0.11)		(0.05)		(0.07)		(0.03)		—		—
From net realized gains	(0.79)		(2.89)		(1.30)		(1.09)		(0.91)		(0.11)		(0.16)
Total Distributions to Shareholders	(0.79)		(3.00)		(1.35)		(1.16)		(0.94)		(0.11)		(0.16)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)	—
Net Asset Value, End of Period	$7.37		$9.05		$13.13		$12.41		$11.78		$11.86		$7.11
Total return (f)	(10.40	)%(g)(h)	(11.14	)%(g)	18.44	%(g)(h)	16.16%		7.84%		68.56%		(30.41)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.38	%(i)(j)	2.26	%(i)	2.28	%(i)(j)	2.20	%(i)	2.27	%(i)	2.30	%(i)	2.40%
Interest expense	—	%(j)(k)	—	%(k)	—	%(j)(k)	—	%(k)	—		—		—
Net expenses	2.38	%(i)(j)	2.26	%(i)	2.28	%(i)(j)	2.20	%(i)	2.27	%(i)	2.30	%(i)	2.40%
Waiver/Reimbursement	0.02	%(j)	0.01%		0.01	%(j)	—		—		—		—
Net investment income (loss)	2.10	%(i)(j)	0.74	%(i)	0.39	%(j)	0.58%		0.19%		(0.31)%		(0.13)%
Portfolio turnover rate	7	%(h)	38%		12	%(h)	16%		18%		28%		15%
Net assets, end of period (000's)	$54,761		$72,405		$97,465		$92,558		$98,850		$101,025		$44,758

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

48

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$9.40		$13.53		$12.72		$12.04		$12.10		$7.21		$10.50
Income from Investment Operations:
Net investment income (c)	0.14		0.23	(d)	0.17		0.20		0.14		0.07		0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(1.01)		(1.23)		2.09		1.77		0.85		4.99		(3.16)
Total from Investment Operations	(0.87)		(1.00)		2.26		1.97		0.99		5.06		(3.09)
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.24)		(0.15)		(0.20)		(0.14)		(0.06)		(0.04)
From net realized gains	(0.79)		(2.89)		(1.30)		(1.09)		(0.91)		(0.11)		(0.16)
Total Distributions to Shareholders	(0.82)		(3.13)		(1.45)		(1.29)		(1.05)		(0.17)		(0.20)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—
Net Asset Value, End of Period	$7.71		$9.40		$13.53		$12.72		$12.04		$12.10		$7.21
Total return (f)	(9.81	)%(g)(h)	(10.26	)%(g)	19.54	%(g)(h)	17.34%		8.84%		70.38%		(29.77)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.38	%(i)(j)	1.26	%(i)	1.28	%(i)(j)	1.20	%(i)	1.27	%(i)	1.30	%(i)	1.40%
Interest expense	—	%(j)(k)	—	%(k)	—	%(j)(k)	—	%(k)	—		—		—
Net expenses	1.38	%(i)(j)	1.26	%(i)	1.28	%(i)(j)	1.20	%(i)	1.27	%(i)	1.30	%(i)	1.40%
Waiver/Reimbursement	0.02	%(j)	0.01%		0.01	%(j)	—		—		—		—
Net investment income	3.19	%(i)(j)	1.77	%(i)	1.42	%(j)	1.60%		1.19%		0.69%		0.87%
Portfolio turnover rate	7	%(h)	38%		12	%(h)	16%		18%		28%		15%
Net assets, end of period (000's)	$40,065		$66,875		$117,125		$117,072		$134,337		$144,242		$57,373

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

49

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class A Shares (a)	2008		2008 (b)		2007		2006 (c)		2005		2004		2003
Net Asset Value, Beginning of Period	$18.95		$26.02		$24.97		$22.34		$20.64		$11.62		$16.61
Income from Investment Operations:
Net investment income (d)	0.41		0.65		0.29		0.31		0.23		0.15		0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(1.47)		(1.95)		4.34		4.73		2.51		9.04		(4.92)
Total from Investment Operations	(1.06)		(1.30)		4.63		5.04		2.74		9.19		(4.77)
Less Distributions to Shareholders:
From net investment income	—		(0.68)		(0.34)		(0.35)		(0.25)		(0.17)		(0.13)
From net realized gains	(1.41)		(5.09)		(3.24)		(2.06)		(0.79)		—		(0.09)
Total Distributions to Shareholders	(1.41)		(5.77)		(3.58)		(2.41)		(1.04)		(0.17)		(0.22)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—
Net Asset Value, End of Period	$16.48		$18.95		$26.02		$24.97		$22.34		$20.64		$11.62
Total return (f)	(6.15	)%(g)	(7.28	)%(g)	20.46%		24.28%		13.38%		79.17%		(28.97)%
Ratios to Average Net Assets/ Supplemental Data:
Net expense before interest expense	1.37	%(h)(i)	1.32	%(h)(i)	1.30	%(h)	1.27%		1.33%		1.36%		1.42%
Interest expense	—	%(i)(j)	—	%(i)(j)	—	%(j)	—	%(j)	—		—		—
Net expenses	1.37	%(h)(i)	1.32	%(h)(i)	1.30	%(h)	1.27%		1.33%		1.36%		1.42%
Waiver/Reimbursement	—		—		—		0.06	%(k)	0.07	%(k)	0.09	%(k)	0.06%
Net investment income	4.31	%(h)(i)	2.71	%(h)(i)	1.15%		1.38%		1.10%		0.89%		0.91%
Net assets, end of period (000's)	$549,978		$868,942		$1,073,616		$1,010,361		$906,848		$792,857		$482,196

(a)  The per share amounts and percentage reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the wavier/reimbursement ratio would have been —%, 0.04% and 0.06% for the years March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

50

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class B Shares (a)	2008		2008 (b)		2007		2006 (c)		2005		2004		2003
Net Asset Value, Beginning of Period	$18.39		$25.43		$24.54		$22.00		$20.35		$11.47		$16.39
Income from Investment Operations:
Net investment income (d)	0.31		0.49		0.11		0.15		0.08		0.02		0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(1.40)		(1.91)		4.22		4.63		2.45		8.91		(4.84)
Total from Investment Operations	(1.09)		(1.42)		4.33		4.78		2.53		8.93		(4.81)
Less Distributions to Shareholders:
From net investment income	—		(0.53)		(0.20)		(0.18)		(0.09)		(0.05)		(0.02)
From net realized gains	(1.41)		(5.09)		(3.24)		(2.06)		(0.79)		—		(0.09)
Total Distributions to Shareholders	(1.41)		(5.62)		(3.44)		(2.24)		(0.88)		(0.05)		(0.11)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—
Net Asset Value, End of Period	$15.89		$18.39		$25.43		$24.54		$22.00		$20.35		$11.47
Total return (f)	(6.52	)%(g)	(7.90	)%(g)	19.51%		23.36%		12.54%		77.89%		(29.54)%
Ratios to Average Net Assets/ Supplemental Data:
Net expense before interest expense	2.12	%(h)(i)	2.07	%(h)(i)	2.05	%(h)	2.02%		2.08%		2.11%		2.17%
Interest expense	—	%(i)(j)	—	%(i)(j)	—	%(j)	—	%(j)	—		—		—
Net expenses	2.12	%(h)(i)	2.07	%(h)(i)	2.05	%(h)	2.02%		2.08%		2.11%		2.17%
Waiver/Reimbursement	—		—		—		0.06	%(k)	0.07	%(k)	0.09	%(k)	0.06%
Net investment income	3.40	%(h)(i)	2.10	%(h)(i)	0.45%		0.67%		0.35%		0.14%		0.16%
Net assets, end of period (000's)	$43,906		$65,705		$110,726		$114,932		$111,402		$112,798		$73,283

(a)  The per share amounts and percentage reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the wavier/reimbursement ratio would have been —%, 0.04% and 0.06% for the years March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

51

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
Class C Shares (a)	2008		2008 (b)		2007		2006 (c)		2005		2004		2003
Net Asset Value, Beginning of Period	$18.37		$25.40		$24.52		$21.98		$20.33		$11.46		$16.39
Income from Investment Operations:
Net investment income (d)	0.30		0.46		0.10		0.15		0.08		0.02		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.39)		(1.87)		4.22		4.63		2.45		8.90		(4.82)
Total from Investment Operations	(1.09)		(1.41)		4.32		4.78		2.53		8.92		(4.80)
Less Distributions to Shareholders:
From net investment income	—		(0.53)		(0.20)		(0.18)		(0.09)		(0.05)		(0.04)
From net realized gains	(1.41)		(5.09)		(3.24)		(2.06)		(0.79)		—		(0.09)
Total Distributions to Shareholders	(1.41)		(5.62)		(3.44)		(2.24)		(0.88)		(0.05)		(0.13)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—
Net Asset Value, End of Period	$15.87		$18.37		$25.40		$24.52		$21.98		$20.33		$11.46
Total return (f)	(6.52	)%(g)	(7.86	)%(g)	19.48%		23.38%		12.54%		77.85%		(29.52)%
Ratios to Average Net Assets/ Supplemental Data:
Net expense before interest expense	2.12	%(h)(i)	2.07	%(h)(i)	2.05	%(h)	2.02%		2.08%		2.11%		2.17%
Interest expense	—	%(i)(j)	—	%(i)(j)	—	%(j)	—	%(j)	—		—		—
Net expenses	2.12	%(h)(i)	2.07	%(h)(i)	2.05	%(h)	2.02%		2.08%		2.11%		2.17%
Waiver/Reimbursement	—		—		—		0.06	%(k)	0.07	%(k)	0.09	%(k)	0.06%
Net investment income	3.34	%(h)(i)	1.99	%(h)(i)	0.42%		0.67%		0.35%		0.14%		0.16%
Net assets, end of period (000's)	$103,371		$127,020		$170,731		$168,819		$162,797		$170,702		$113,594

(a)  The per share amounts and percentage reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the wavier/reimbursement ratio would have been —%, 0.04% and 0.06% for the years March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

52

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended August 31,
Class Z Shares (a)	2008		2008 (b)		2007		2006 (c)		2005		2004		2003
Net Asset Value, Beginning of Period	$19.10		$26.17		$25.09		$22.42		$20.71		$11.65		$16.67
Income from Investment Operations:
Net investment income (d)	0.40		0.73		0.36		0.38		0.29		0.19		0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(1.45)		(1.98)		4.35		4.75		2.51		9.07		(4.92)
Total from Investment Operations	(1.05)		(1.25)		4.71		5.13		2.80		9.26		(4.76)
Less Distributions to Shareholders:
From net investment income	—		(0.73)		(0.39)		(0.40)		(0.30)		(0.20)		(0.17)
From net realized gains	(1.41)		(5.09)		(3.24)		(2.06)		(0.79)		—		(0.09)
Total Distributions to Shareholders	(1.41)		(5.82)		(3.63)		(2.46)		(1.09)		(0.20)		(0.26)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—
Net Asset Value, End of Period	$16.64		$19.10		$26.17		$25.09		$22.42		$20.71		$11.65
Total return (f)	(6.05	)%(g)	(7.05	)%(g)	20.70%		24.66%		13.63%		79.67%		(28.81)%
Ratios to Average Net Assets/ Supplemental Data:
Net expense before interest expense	1.12	%(h)(i)	1.07	%(h)(i)	1.05	%(h)	1.02%		1.08%		1.11%		1.17%
Interest expense	—	%(i)(j)	—	%(i)(j)	—	%(j)	—	%(j)	—		—		—
Net expenses	1.12	%(h)(i)	1.07	%(h)(i)	1.05	%(h)	1.02%		1.08%		1.11%		1.17%
Waiver/Reimbursement	—		—		—		0.06	%(k)	0.07	%(k)	0.09	%(k)	0.06%
Net investment income	4.28	%(h)(i)	3.04	%(h)(i)	1.43%		1.69%		1.35%		1.14%		1.16%
Net assets, end of period (000's)	$1,643,110		$1,886,808		$2,651,855		$2,585,390		$2,577,677		$2,488,701		$1,614,750

(a)  The per share amounts and percentage reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the wavier/reimbursement ratio would have been —%, 0.04% and 0.06% for the years March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

53

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout the period is as follows:

Class A Shares	(Unaudited) Period Ended August 31, 2008 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (b)(c)	—
Net realized and unrealized loss on investments and foreign currency	(0.90)
Total from Investment Operations	(0.90)
Redemption Fees:
Redemption fees added to paid-in-capital (b)	—
Net Asset Value, End of Period	$9.10
Total return (d)(e)(f)	(9.00)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.60%
Waiver/Reimbursement (g)	18.67%
Net investment income (g)(h)	0.07%
Portfolio turnover rate (e)	61%
Net assets, end of period (000's)	$1,720

(a)  Class A shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.01 per share.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

54

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout the period is as follows:

Class C Shares	(Unaudited) Period Ended August 31, 2008 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment loss (b)	(0.02)
Net realized and unrealized loss on investments and foreign currency	(0.91)
Total from Investment Operations	(0.93)
Redemption Fees:
Redemption fees added to paid-in-capital (c)	—
Net Asset Value, End of Period	$9.07
Total return (d)(e)(f)	(9.30)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	2.35%
Waiver/Reimbursement (g)	18.67%
Net investment loss (g)(h)	(0.64)%
Portfolio turnover rate (e)	61%
Net assets, end of period (000's)	$1,312

(a)  Class C shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

55

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout the period is as follows:

Class R Shares	(Unaudited) Period Ended August 31, 2008 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (b)(c)	—
Net realized and unrealized loss on investments and foreign currency	(0.91)
Total from Investment Operations	(0.91)
Redemption Fees:
Redemption fees added to paid-in-capital (b)	—
Net Asset Value, End of Period	$9.09
Total return (d)(e)(f)	(9.10)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.85%
Waiver/Reimbursement (g)	18.67%
Net investment loss (g)(h)	(0.07)%
Portfolio turnover rate (e)	61%
Net assets, end of period (000's)	$1,136

(a)  Class R shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.01 per share.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

56

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout the period is as follows:

Class Z Shares	(Unaudited) Period Ended August 31, 2008 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (b)	0.01
Net realized and unrealized loss on investments and foreign currency	(0.91)
Total from Investment Operations	(0.90)
Redemption Fees:
Redemption fees added to paid-in-capital (c)	—
Net Asset Value, End of Period	$9.10
Total return (d)(e)(f)	(9.00)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.35%
Waiver/Reimbursement (g)	18.67%
Net investment income (g)(h)	0.36%
Portfolio turnover rate (e)	61%
Net assets, end of period (000's)	$1,289

(a)  Class Z shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

57

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2008		2008		2007 (a)		2006 (b)		2005		2004	2003
Net Asset Value, Beginning of Period	$14.58		$14.85		$14.67		$11.41		$11.05		$6.93	$8.32
Income from Investment Operations:
Net investment income (c)	0.12		0.14	(d)	—	(e)	0.09		0.05		— (e)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.85)		1.54		1.38		3.74		0.51		4.20	(1.40)
Total from Investment Operations	(1.73)		1.68		1.38		3.83		0.56		4.20	(1.39)
Less Distributions to Shareholders:
From net investment income	—		(0.16)		(0.04)		(0.10)		(0.04)		—	—
From net realized gains	(0.12)		(1.79)		(1.16)		(0.47)		(0.16)		(0.08)	—
Total Distributions to Shareholders	(0.12)		(1.95)		(1.20)		(0.57)		(0.20)		(0.08)	—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	— (e)	—
Net Asset Value, End of Period	$12.73		$14.58		$14.85		$14.67		$11.41		$11.05	$6.93
Total return (f)	(11.97	)%(g)	10.55%		10.52	%(g)	35.26%		5.24%		60.87%	(16.71)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.46	%(i)	1.44%		1.40	%(i)	1.34%		1.37%		1.42%	1.73%
Interest expense	—		—		—	%(i)(j)	—	%(j)	—	%(j)	—	—
Net expenses (h)	1.46	%(i)	1.44%		1.40	%(i)	1.34%		1.37%		1.42%	1.73%
Waiver/Reimbursement	—		—		—		—		—		—	0.32%
Net investment income (loss)	1.69	%(h)(i)	0.90	%(h)	(0.03	)%(i)	0.74%		0.47%		(0.04)%	0.33%
Portfolio turnover rate	54	%(g)	116%		109	%(g)	118%		165%		121%	193%
Net assets, end of period (000's)	$558,759		$599,356		$452,047		$150,043		$52,794		$19,785	$2,272

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

58

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2008		2008		2007 (a)		2006 (b)		2005	2004	2003
Net Asset Value, Beginning of Period	$13.87		$14.23		$14.17		$11.05		$10.75	$6.79	$8.22
Income from Investment Operations:
Net investment income (loss) (c)	0.07		0.03	(d)	(0.08)		0.01		(0.03)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.76)		1.46		1.30		3.59		0.49	4.11	(1.39)
Total from Investment Operations	(1.69)		1.49		1.22		3.60		0.46	4.04	(1.43)
Less Distributions to Shareholders:
From net investment income	—		(0.06)		—		(0.01)		—	—	—
From net realized gains	(0.12)		(1.79)		(1.16)		(0.47)		(0.16)	(0.08)	—
Total Distributions to Shareholders	(0.12)		(1.85)		(1.16)		(0.48)		(0.16)	(0.08)	—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	— (e)	— (e)	—
Net Asset Value, End of Period	$12.06		$13.87		$14.23		$14.17		$11.05	$10.75	$6.79
Total return (f)	(12.30	)%(g)	9.68%		9.76	%(g)	34.22%		4.45%	59.77%	(17.40)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	2.21	%(i)	2.19%		2.15	%(i)	2.09%		2.12%	2.17%	2.48%
Interest expense	—		—		—	%(i)(j)	—	%(j)	—	—	—
Net expenses (h)	2.21	%(i)	2.19%		2.15	%(i)	2.09%		2.12%	2.17%	2.48%
Waiver/Reimbursement	—		—		—		—		—	—	0.32%
Net investment income (loss)	0.97	%(h)(i)	0.22	%(h)	(0.63	)%(i)	0.12%		(0.28)%	(0.79)%	(0.42)%
Portfolio turnover rate	54	%(g)	116%		109	%(g)	118%		165%	121%	193%
Net assets, end of period (000's)	$36,450		$44,224		$40,953		$28,883		$16,618	$8,905	$2,782

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

59

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2008		2008		2007 (a)		2006 (b)		2005	2004	2003
Net Asset Value, Beginning of Period	$13.88		$14.24		$14.18		$11.05		$10.75	$6.80	$8.22
Income from Investment Operations:
Net investment income (loss) (c)	0.06		0.02	(d)	(0.09)		0.01		(0.03)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.75)		1.47		1.31		3.60		0.49	4.10	(1.37)
Total from Investment Operations	(1.69)		1.49		1.22		3.61		0.46	4.03	(1.42)
Less Distributions to Shareholders:
From net investment income	—		(0.06)		—		(0.01)		—	—	—
From net realized gains	(0.12)		(1.79)		(1.16)		(0.47)		(0.16)	(0.08)	—
Total Distributions to Shareholders	(0.12)		(1.85)		(1.16)		(0.48)		(0.16)	(0.08)	—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	— (e)	— (e)	—
Net Asset Value, End of Period	$12.07		$13.88		$14.24		$14.18		$11.05	$10.75	$6.80
Total return (f)	(12.29	)%(g)	9.67%		9.76	%(g)	34.32%		4.45%	59.53%	(17.27)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	2.21	%(i)	2.19%		2.15	%(i)	2.09%		2.12%	2.17%	2.48%
Interest expense	—		—		—	%(i)(j)	—	%(j)	—	—	—
Net expenses (h)	2.21	%(i)	2.19%		2.15	%(i)	2.09%		2.12%	2.17%	2.48%
Waiver/Reimbursement	—		—		—		—		—	—	0.32%
Net investment income (loss)	0.96	%(h)(i)	0.16	%(h)	(0.69	)%(i)	0.05%		(0.28)%	(0.79)%	(0.42)%
Portfolio turnover rate	54	%(g)	116%		109	%(g)	118%		165%	121%	193%
Net assets, end of period (000's)	$95,835		$109,553		$86,563		$46,365		$19,530	$8,331	$869

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

60

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008		Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$14.56		$14.84		$14.67		$13.76
Income from Investment Operations:
Net investment income (loss) (c)	0.10		0.08	(d)	(0.17)		(0.01)
Net realized and unrealized gain on investments and foreign currency	(1.84)		1.56		1.51		0.92
Total from Investment Operations	(1.74)		1.64		1.34		0.91
Less Distributions to Shareholders:
From net investment income	—		(0.13)		(0.01)		—
From net realized gains	(0.12)		(1.79)		(1.16)		—
Total Distributions to Shareholders	(0.12)		(1.92)		(1.17)		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)
Net Asset Value, End of of Period	$12.70		$14.56		$14.84		$14.67
Total return (f)	(12.06	)%(g)	10.26%		10.25	%(g)	6.61	%(g)
Ratios to Average Net Assets/Supplemental data:
Net expenses before interest expense (h)	1.71	%(i)	1.69%		1.65	%(i)	1.64	%(i)
Interest expense	—		—		—	%(i)(j)	—	%(i)(j)
Net expenses (h)	1.71	%(i)	1.69%		1.65	%(i)	1.64	%(i)
Waiver/Reimbursement	—		—		—		—
Net investment income (loss)	1.39	%(h)(i)	0.51	%(h)	(1.26	)%(i)	(0.30	)%(i)
Portfolio turnover rate	54	%(g)	116%		109	%(g)	118	%(g)
Net assets, end of period (000's)	$3,958		$3,724		$2,037		$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

61

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2008		2008		2007 (a)		2006 (b)		2005	2004	2003
Net Asset Value, Beginning of Period	$14.79		$15.04		$14.83		$11.53		$11.15	$6.98	$8.36
Income from Investment Operations:
Net investment income (c)	0.14		0.20	(d)	0.05		0.13		0.08	0.02	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.88)		1.54		1.39		3.77		0.52	4.24	(1.42)
Total from Investment Operations	(1.74)		1.74		1.44		3.90		0.60	4.26	(1.38)
Less Distributions to Shareholders:
From net investment income	—		(0.20)		(0.07)		(0.13)		(0.06)	(0.01)	—
From net realized gains	(0.12)		(1.79)		(1.16)		(0.47)		(0.16)	(0.08)	—
Total Distributions to Shareholders	(0.12)		(1.99)		(1.23)		(0.60)		(0.22)	(0.09)	—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	— (e)	— (e)	—
Net Asset Value, End of Period	$12.93		$14.79		$15.04		$14.83		$11.53	$11.15	$6.98
Total return (f)	(11.87	)%(g)	10.77%		10.81	%(g)	35.53%		5.55%	61.25%	(16.51)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.21	%(i)	1.19%		1.15	%(i)	1.09%		1.12%	1.17%	1.48%
Interest expense	—		—		—	%(i)(j)	—	%(j)	—	—	—
Net expenses (h)	1.21	%(i)	1.19%		1.15	%(i)	1.09%		1.12%	1.17%	1.48%
Waiver/Reimbursement	—		—		—		—		—	—	0.32%
Net investment income	1.96	%(h)(i)	1.23	%(h)	0.37	%(i)	1.08%		0.72%	0.21%	0.58%
Portfolio turnover rate	54	%(g)	116%		109	%(g)	118%		165%	121%	193%
Net assets, end of period (000's)	$2,180,198		$2,491,232		$2,322,301		$1,744,737		$991,889	$509,262	$95,093

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

62

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003 (c)
Net Asset Value, Beginning of Period	$15.77		$17.12		$16.39		$13.30		$12.00		$7.93		$10.30
Income from Investment Operations:
Net investment income (d)	0.23		0.28		0.16		0.21		0.13		0.08		0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(1.99)		0.76		1.91		3.20		1.18		4.09		(2.47)
Total from Investment Operations	(1.76)		1.04		2.07		3.41		1.31		4.17		(2.39)
Less Distributions to Shareholders:
From net investment income	—		(0.28)		(0.18)		(0.27)		(0.01)		(0.10)		(0.04)
From net realized gains	(0.19)		(2.11)		(1.16)		(0.05)		—		—		—
Total Distributions to Shareholders	(0.19)		(2.39)		(1.34)		(0.32)		(0.01)		(0.10)		(0.04)
Redemption fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	0.06
Net Asset Value, End of Period	$13.82		$15.77		$17.12		$16.39		$13.30		$12.00		$7.93
Total return (f)	(11.28	)%(g)	5.14%		13.55	%(g)	25.86%		10.88%		52.71%		(22.71)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.22	%(h)(i)	1.19	%(h)	1.15	%(h)(i)	1.14	%(j)	1.26	%(h)	1.37	%(h)	1.43%
Interest expense	—		—	%(k)	—	%(i)(k)	—		—	%(k)	—	%(k)	—
Net expenses	1.22	%(h)(i)	1.19	%(h)	1.15	%(h)(i)	1.14	%(j)	1.26	%(h)	1.37	%(h)	1.43%
Waiver/Reimbursement	—		—		—		0.08	%(l)	0.12	%(l)	0.03	%(l)	—
Net investment income	2.91	%(h)(i)	1.56	%(h)	1.06	%(i)	1.43%		1.01%		0.74%		0.85%
Portfolio turnover rate	37	%(g)	78%		73	%(g)	74%		153%		86%		100	%(m)
Net assets, end of period (000's)	$36,930		$41,660		$42,865		$39,330		$28,527		$27,396		$18,870

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Rate represents the turnover rate for International Equity Master Portfolio.

See Accompanying Notes to Financial Statements.

63

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003 (c)
Net Asset Value, Beginning of Period	$14.47		$15.89		$15.31		$12.44		$11.30		$7.50		$9.87
Income from Investment Operations:
Net investment income (loss) (d)	0.16		0.15		0.05		0.16		0.03		—	(e)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.83)		0.70		1.76		2.92		1.11		3.85		(2.38)
Total from Investment Operations	(1.67)		0.85		1.81		3.08		1.14		3.85		(2.36)
Less Distributions to Shareholders:
From net investment income	—		(0.16)		(0.07)		(0.16)		—		(0.05)		(0.01)
From net realized gains	(0.19)		(2.11)		(1.16)		(0.05)		—		—		—
Total Distributions to Shareholders	(0.19)		(2.27)		(1.23)		(0.21)		—		(0.05)		(0.01)
Redemption fees:
Redemption fees added to paid-in-capital (e)	—		—		—		—		—		—		—
Net Asset Value, End of Period	$12.61		$14.47		$15.89		$15.31		$12.44		$11.30		$7.50
Total return (f)	(11.68	)%(g)	4.40%		12.76	%(g)	24.96%		10.09%		51.39%		(23.96)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.97	%(h)(i)	1.94	%(h)	1.90	%(h)(i)	1.89	%(j)	2.01	%(h)	2.12	%(h)	2.18%
Interest expense	—		—	%(k)	—	%(i)(k)	—		—	%(k)	—	%(k)	—
Net expenses	1.97	%(h)(i)	1.94	%(h)	1.90	%(h)(i)	1.89	%(j)	2.01	%(h)	2.12	%(h)	2.18%
Waiver/Reimbursement	—		—		—		0.08	%(l)	0.12	%(l)	0.03	%(l)	—
Net investment income (loss)	2.25	%(h)(i)	0.89	%(h)	0.36	%(i)	1.19%		0.26%		(0.01)%		0.10%
Portfolio turnover rate	37	%(g)	78%		73	%(g)	74%		153%		86%		100	%(m)
Net assets, end of period (000's)	$2,481		$3,545		$4,587		$4,712		$9,976		$9,956		$7,068

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Rate represents the turnover rate for International Equity Master Portfolio.

See Accompanying Notes to Financial Statements.

64

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003 (c)
Net Asset Value, Beginning of Period	$14.29		$15.72		$15.16		$12.32		$11.20		$7.43		$9.63
Income from Investment Operations:
Net investment income (loss) (d)	0.15		0.13		0.05		0.09		0.03		—	(e)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.79)		0.71		1.74		2.96		1.09		3.82		(2.33)
Total from Investment Operations	(1.64)		0.84		1.79		3.05		1.12		3.82		(2.32)
Less Distributions to Shareholders:
From net investment income	—		(0.16)		(0.07)		(0.16)		—		(0.05)		(0.01)
From net realized gains	(0.19)		(2.11)		(1.16)		(0.05)		—		—		—
Total Distributions to Shareholders	(0.19)		(2.27)		(1.23)		(0.21)		—		(0.05)		(0.01)
Redemption fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	0.13
Net Asset Value, End of Period	$12.46		$14.29		$15.72		$15.16		$12.32		$11.20		$7.43
Total return (f)	(11.61	)%(g)	4.37%		12.75	%(g)	24.96%		10.00%		51.43%		(22.78)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.97	%(h)(i)	1.94	%(h)	1.90	%(h)(i)	1.89	%(j)	2.01	%(h)	2.12	%(h)	2.18%
Interest expense	—		—	%(k)	—	%(i)(k)	—		—	%(k)	—	%(k)	—
Net expenses	1.97	%(h)(i)	1.94	%(h)	1.90	%(h)(i)	1.89	%(j)	2.01	%(h)	2.12	%(h)	2.18%
Waiver/Reimbursement	—		—		—		0.08	%(l)	0.12	%(l)	0.03	%(l)	—
Net investment income (loss)	2.20	%(h)(i)	0.79	%(h)	0.34	%(i)	0.70%		0.26%		(0.01)%		0.10%
Portfolio turnover rate	37	%(g)	78%		73	%(g)	74%		153%		86%		100	%(m)
Net assets, end of period (000's)	$3,176		$3,863		$3,533		$3,276		$2,563		$1,867		$1,249

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Rate represents the turnover rate for International Equity Master Portfolio.

See Accompanying Notes to Financial Statements.

65

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008		Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$15.76		$17.12		$16.38		$15.44
Income from Investment Operations:
Net investment income (c)	0.20		0.06		0.12		0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(1.98)		0.93		1.91		0.91
Total from Investment Operations	(1.78)		0.99		2.03		0.94
Less Distributions to Shareholders:
From net investment income	—		(0.24)		(0.13)		—
From net realized gains	(0.19)		(2.11)		(1.16)		—
Total Distributions to Shareholders	(0.19)		(2.35)		(1.29)		—
Redemption fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—
Net Asset Value, End of Period	$13.79		$15.76		$17.12		$16.38
Total return (e)	(11.42	)%(f)	4.87%		13.31	%(f)	6.09	%(f)
Ratios to Average Net Assets/Supplemental data:
Net expenses before interest expense	1.47	%(g)(h)	1.44	%(g)	1.40	%(g)(h)	1.39	%(h)(i)
Interest expense	—		—	%(j)	—	%(h)(j)	—
Net expenses	1.47	%(g)(h)	1.44	%(g)	1.40	%(g)(h)	1.39	%(h)(i)
Waiver/Reimbursement	—		—		—		0.08	%(h)(k)
Net investment income	2.63	%(h)	0.31	%(g)	0.80	%(h)	0.85	%(f)(h)
Portfolio turnover rate	37	%(f)	78%		73	%(f)	74%
Net assets, end of period (000's)	$187		$196		$12		$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —% for the period ended March 31, 2006.

See Accompanying Notes to Financial Statements.

66

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2008		2008		2007 (a)		2006 (b)		2005		2004		2003 (c)
Net Asset Value, Beginning of Period	$15.96		$17.29		$16.58		$13.44		$12.13		$8.01		$10.49
Income from Investment Operations:
Net investment income (d)	0.25		0.32		0.19		0.24		0.16		0.13		0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(2.01)		0.78		1.93		3.25		1.19		4.11		(2.53)
Total from Investment Operations	(1.76)		1.10		2.12		3.49		1.35		4.24		(2.43)
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.32)		(0.25)		(0.30)		(0.04)		(0.12)		(0.05)
From net realized gains	(0.19)		(2.11)		(1.16)		(0.05)		—		—		—
Total Distributions to Shareholders	(0.20)		(2.43)		(1.41)		(0.35)		(0.04)		(0.12)		(0.05)
Redemption fees:
Redemption fees added to paid-in-capital (e)	—		—		—		—		—		—		—
Net Asset Value, End of Period	$14.00		$15.96		$17.29		$16.58		$13.44		$12.13		$8.01
Total return (f)	(11.14	)%(g)	5.42%		13.73	%(g)	26.24%		11.10%		53.06%		(23.19)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.97	%(h)(i)	0.94	%(h)	0.90	%(h)(i)	0.89	%(j)	1.01	%(h)	1.12	%(h)	1.18%
Interest expense	—		—	%(k)	—	%(i)(k)	—		—	%(k)	—	%(k)	—
Net expenses	0.97	%(h)(i)	0.94	%(h)	0.90	%(h)(i)	0.89	%(j)	1.01	%(h)	1.12	%(h)	1.18%
Waiver/Reimbursement	—		—		—		0.08	%(l)	0.12	%(l)	0.03	%(l)	—
Net investment income	3.17	%(h)(i)	1.79	%(h)	1.26	%(i)	1.68%		1.26%		0.99%		1.10%
Portfolio turnover rate	37	%(g)	78%		73	%(g)	74%		153%		86%		100	%(m)
Net assets, end of period (000's)	$2,280,567		$2,549,057		$2,352,583		$1,841,838		$1,199,712		$917,391		$556,619

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Rate represents the turnover rate for International Equity Master Portfolio.

See Accompanying Notes to Financial Statements.

67

Notes to Financial Statements – International/Global Stock Funds

August 31, 2008 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Global Value Fund

Columbia International Value Fund

Columbia Marsico Global Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Investment Objectives

Columbia Global Value Fund and Columbia International Value Fund each seeks long-term capital appreciation. Columbia Marsico Global Fund and Columbia Marsico International Opportunities Fund each seeks long-term growth of capital. Columbia Multi-Advisor International Equity Fund seeks long-term capital growth.

Columbia International Value Fund (the "Feeder Fund") seeks to achieve its investment objective by investing all or substantially all of its assets in Columbia International Value Master Portfolio (the "Master Portfolio"). The Master Portfolio is a series of Columbia Funds Master Investment Trust, LLC (the "Master Trust"). The Master Portfolio has the same investment objective as the Feeder Fund. The value of the Feeder Fund's investment in the Master Portfolio included on the Statements of Assets and Liabilities reflects the Feeder Fund's proportionate amount of beneficial interest in the net assets of the Master Portfolio, which is equal to 87.2% at August 31, 2008. The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Other funds that are managed by Columbia Management Advisors, LLC ("Columbia"), that are not registered under the 1940 Act, and whose financial statements are not presented here, also invest in the Master Portfolio.

Fund Shares

The Trust may issue an unlimited number of shares. Columbia Global Value Fund and Columbia International Value Fund each offers four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia Marsico Global Fund offers four classes of shares: Class A, Class C, Class R and Class Z shares. Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund each offer five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Columbia Marsico Global Fund commenced operations on April 30, 2008. Subject to certain limited exceptions, Columbia Global Value Fund and Columbia International Value Fund are no longer accepting new investments from current or prospective investors. Please see the Funds' current prospectuses for more information. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Funds' prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

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Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Funds' shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds' net asset values. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

The Feeder Fund invests all or substantially all of its assets in the Master Portfolio. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for the Master Portfolio's valuation policies.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), except for Columbia Marsico Global Fund which adopted SFAS 157 on April 30, 2008. Under SFAS 157, various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of August 31, 2008, in valuing each Fund's assets:

Columbia Global Value Fund

Valuation Inputs	Investments In Securities	Other Financial Instruments
Level 1 – Quoted Prices	$113,700,493	$—
Level 2 – Other Significant Observable Inputs	91,444,953	—
Level 3 – Significant Unobservable Inputs	777,847	—
Total	$205,923,293	$—

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the six months ending August 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments In Securities	Other Financial Instruments
Balance as of February 29, 2008	$887,095	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(109,248)	—
Net purchases/sales	—	—

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International/Global Stock Funds, August 31, 2008 (Unaudited)

(continued)	Investments In Securities	Other Fnancial Instruments
Transfers in and or out of Level 3	$—	$—
Balance as of August 31, 2008	$777,847	$—

Columbia Marsico Global Fund

Valuation Inputs	Investments In Securities	Other Financial Instruments
Level 1 – Quoted Prices	$3,786,897	$—
Level 2 – Other Significant Observable Inputs	1,847,437	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$5,634,334	$—

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

Columbia Marsico International Opportunities Fund

Valuation Inputs	Investments In Securities	Other Financial Instruments
Level 1 – Quoted Prices	$694,690,934	$—
Level 2 – Other Significant Observable Inputs	2,167,636,606	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$2,862,327,540	$—

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

Columbia Multi-Advisor International Equity Fund

Valuation Inputs	Investments In Securities	Other Financial Instruments
Level 1 – Quoted Prices	$337,721,132	$—
Level 2 – Other Significant Observable Inputs	1,972,340,295	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$2,310,061,427	$—

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Funds' financial statement disclosures.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

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For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statements of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Funds become aware of such, net of any non-reclaimable tax withholdings.

Expenses

General expenses of the Trust are allocated to the Funds and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

The Feeder Fund records its proportionate share of investment income, realized and unrealized gains (losses) and expenses reported by the Master Portfolio on a daily basis. The investment income, realized and unrealized gains (losses) and expenses are allocated daily to investors of the Master Portfolio based upon the relative value of their investment in the Master Portfolio.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Capital Gains Taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and distributed annually by each of the Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

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International/Global Stock Funds, August 31, 2008 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended February 29, 2008 was as follows:

	Ordinary Income*	Long-Term Capital Gains
Columbia Global Value Fund	$6,974,982	$71,248,376
Columbia International Value Fund	137,509,112	704,446,688
Columbia Marsico International Opportunities Fund	176,089,717	225,160,155
Columbia Multi-Advisor International Equity Fund	139,534,678	217,641,066

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at August 31, 2008, based on cost of investments for federal income tax purposes, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia Global Value Fund	$22,085,795	$(73,147,313)	$(51,061,518)
Columbia International Value Fund	N/A*	N/A*	N/A*
Columbia Marsico Global Fund	165,690	(366,351)	(200,661)
Columbia Marsico International Opportunities Fund	383,350,392	(220,059,820)	163,290,572
Columbia Multi-Advisor International Equity Fund	319,227,277	(268,349,934)	50,877,343

*  See the Master Portfolio notes to financial statements for tax basis information.

Columbia Global Value Fund, Columbia Marsico International Opportunities Fund and Columbia Multi-Adviser International Equity Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 ("FIN 48") effective August 31, 2007. Columbia International Value Fund adopted FIN 48 effective September 28, 2007. Columbia Marsico Global Fund adopted FIN 48 effective April 30, 2008. FIN 48 requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Funds' financial statements and no cumulative effect adjustments were recorded. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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International/Global Stock Funds, August 31, 2008 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Funds except for the Feeder Fund. Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets at the following annual rates:

	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Global Value Fund	0.90%	0.85%	0.80%	0.75%	0.73%	0.71%
Columbia Marsico Global Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Columbia Marsico International Opportunities Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Columbia Multi-Advisor International Equity Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%

The Feeder Fund indirectly pays for investment advisory and sub-advisory services through its investment in the Master Portfolio. (See Notes to Financial Statements of the Master Portfolio.)

Columbia has contractually agreed to waive a portion of the investment advisory fee for Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund through June 30, 2009 except to the extent that a Fund is already benefitting from a separate fee waiver or expense limitation provided by Columbia. This waiver is calculated based on the difference between the sub-advisory fees that would have been payable to Marsico Capital Management, LLC ("Marsico") based on the sub-advisory fee rates in effect immediately prior to January 1, 2008 and the fees payable to Marsico under the current sub-advisory fee rates. For the six month period ended August 31, 2008, Columbia waived no investment advisory fees for Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund.

For the period ended August 31, 2008, the annualized effective investment advisory fee rates for the Funds, net of any fee waivers, as a percentage of each Fund's average daily net assets, were as follows:

Annualized Effective Rates
Columbia Global Value Fund	0.90%
Columbia Marsico Global Fund	0.80%
Columbia Marsico International Opportunities Fund	0.80%
Columbia Multi-Advisor International Equity Fund	0.61%

Sub-Advisory Fee

Brandes Investment Partners, L.P. ("Brandes") has been retained by Columbia to serve as the investment sub-advisor to Columbia Global Value Fund. As the sub-advisor, Brandes is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee.

Columbia Multi-Advisor International Equity Fund is a "multi-manager" fund, which means that it is managed by more than one sub-advisor. Causeway Capital Management LLC ("Causeway") and Marsico are co-investment sub-advisors of the Fund. Pursuant to the sub-advisory agreement, Columbia, from the investment advisory fee it receives, pays Causeway and Marsico a monthly sub-advisory fee.

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International/Global Stock Funds, August 31, 2008 (Unaudited)

Marsico has also been retained by Columbia to serve as the investment sub-advisor to Columbia Marsico Global Fund and Columbia Marsico International Opportunities Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee.

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee based on each Fund's average daily net assets at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Annual Fee Rate
Columbia Global Value Fund	0.17%
Columbia International Value Fund	0.17%
Columbia Marsico Global Fund	0.22%
Columbia Marsico International
Opportunities Fund	0.22%
Columbia Multi-Advisor International Equity Fund	0.17%

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly. In addition, each Fund except Columbia International Value Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee for each Fund except Columbia International Value Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, Columbia Multi-Advisor International Equity Fund also pays a multi-manager fee of $3,000 for each investment sub-advisor managing a portion of the Fund. The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The Transfer Agent has voluntarily agreed to waive a portion of its fees, for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually for Columbia Global Value Fund. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below each Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the

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International/Global Stock Funds, August 31, 2008 (Unaudited)

six month period ended August 31, 2008, these minimum account balance fees reduced total expenses as follows:

Columbia Global Value Fund	$300
Columbia International Value Fund	1,260
Columbia Marsico International Opportunities Fund	920
Columbia Multi-Advisor International Equity Fund	1,429

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds' shares. For the period ended August 31, 2008, the Distributor has retained net underwriting discounts on sales of Class A shares and received net CDSC fees on Class A, Class B and Class C share redemptions as follows:

	Front End Sales Charge	CDSC
	Class A	Class A	Class B	Class C
Columbia Global Value Fund	$74	$—	$8,439	$58
Columbia International Value Fund	101	—	3,418	214
Columbia Marsico Global Fund	429	—	—	—
Columbia Marsico International Opportunities Fund	39,657	3,090	30,283	8,736
Columbia Multi-Advisor International Equity Fund	3,932	—	1,604	140

The Trust has adopted shareholder servicing plans ("Servicing Plans") and distribution plans ("Distribution Plans") for the Class B and Class C shares of each Fund offering such shares and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The Trust has also adopted a distribution plan for Class R shares of Columbia Marsico Global Fund, Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Expense Limits and Fee Waivers

Columbia and/or some of the Funds' other service providers have contractually agreed to waive fees and/or reimburse expenses through June 30, 2009 for Columbia Global Value Fund and Columbia Marsico International Opportunities Fund and through June 30, 2010 for Columbia Marsico Global Fund, so that the expenses incurred by the Funds (exclusive of

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International/Global Stock Funds, August 31, 2008 (Unaudited)

distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, will not exceed the following annual rates, based on each Fund's average daily net assets:

Annual rate
Columbia Global Value Fund	1.40%
Columbia Marsico Global Fund	1.35%
Columbia Marsico International Opportunities Fund	1.50%

Columbia and/or the Distributor are entitled to recover from Columbia Global Value Fund and Columbia Marsico Global Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause a Fund's total operating expenses to exceed the expense limitations in effect at the time of recovery. At August 31, 2008, $337,452, expiring February 28, 2012, was potentially recoverable from Columbia Marsico Global Fund pursuant to this arrangement.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the period ended August 31, 2008, these custody credits reduced total expenses as follows:

Columbia Marsico Global Fund	$198
Columbia Marsico International Opportunities Fund	586
Columbia Multi-Advisor International Equity Fund	737

Note 6. Portfolio Information

For the six month period ended August 31, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Columbia Global Value Fund	$15,592,994	$60,593,865
Columbia Marsico Global Fund	8,176,074	2,772,714
Columbia Marsico International Opportunities Fund	1,647,287,539	1,708,774,595
Columbia Multi-Advisor International Equity Fund	907,070,985	924,397,242

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International/Global Stock Funds, August 31, 2008 (Unaudited)

Note 7. Redemption Fees

The Funds may impose a 2.00% redemption fee on the proceeds of fund shares that are redeemed within 60 days of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short-term trading of the portfolio. The redemption fees, which are retained by the Funds, are accounted for as an addition to paid-in capital and are allocated to each class of the Funds based on the relative net assets at the time of the redemption. For the period ended August 31, 2008, the Funds received redemption fees as follows:

	Redemption Fee
	Class A	Class B	Class C	Class R	Class Z
Columbia Global Value Fund	$250	$67	$214	$—	$160
Columbia International Value Fund	6,498	478	998	—	15,085
Columbia Marsico Global Fund	39	—	34	29	33
Columbia Marsico International Opportunities Fund	14,421	1,016	2,585	92	59,349
Columbia Multi-Advisor International Equity Fund	1,114	84	100	6	68,636

Note 8. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2008, the average daily loan balance outstanding on days where borrowing existed, and the weighted average interest rate of each Fund were as follows:

	Borrowings	Weighted Average Interest Rate
Columbia Global Value Fund	$1,714,286	3.12%
Columbia International Value Fund	N/A*	N/A*

* See the Master Portfolio notes to financial statements for information.

Note 9. Securities Lending

Columbia Global Value Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the

77

International/Global Stock Funds, August 31, 2008 (Unaudited)

right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Shares of Beneficial Interest

As of August 31, 2008, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Global Value Fund	17.0
Columbia International Value Fund	34.2
Columbia Marsico Global Fund	83.3
Columbia Multi-Advisor International Equity Fund	18.0

As of August 31, 2008, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Global Value Fund	1	24.3
Columbia International Value Fund	2	15.5
Columbia Marsico International Opportunities Fund	1	53.7

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 11. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with

78

International/Global Stock Funds, August 31, 2008 (Unaudited)

Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 12. Subsequent Event

On October 16, 2008 the uncommitted and committed lines of credit discussed in Note 8 were terminated or amended. The uncommitted line of credit was terminated. The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to $200,000,000. Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

79

Columbia Funds Master Investment Trust, LLC

Columbia International Value Master Portfolio Semiannual Report (Unaudited)

August 31, 2008

The following pages should be read in conjunction with Columbia International Value Fund's Semiannual Report.

80

Investment Portfolio – Columbia International Value Master Portfolio

August 31, 2008 (Unaudited)

Common Stocks – 99.7%
	Shares	Value ($)
Consumer Discretionary – 5.1%
Automobiles – 0.7%
Nissan Motor Co., Ltd.	1,330,900	10,153,704
Renault SA	125,200	10,472,585
Automobiles Total		20,626,289
Household Durables – 1.3%
Sony Corp.	897,900	34,380,954
Household Durables Total		34,380,954
Media – 1.5%
British Sky Broadcasting Group PLC	1,083,100	9,188,649
ITV PLC	37,586,400	30,641,504
Media Total		39,830,153
Multiline Retail – 0.9%
Marks & Spencer Group PLC, ADR (a)	2,485,740	23,780,080
Multiline Retail Total		23,780,080
Specialty Retail – 0.7%
Kingfisher PLC	7,819,700	18,882,035
Specialty Retail Total		18,882,035
Consumer Discretionary Total		137,499,511
Consumer Staples – 8.3%
Food & Staples Retailing – 6.4%
Carrefour SA	891,160	47,023,372
Koninklijke Ahold NV	3,259,532	40,666,066
Seven & I Holdings Co., Ltd. (a)	982,400	28,592,048
Wm. Morrison Supermarkets PLC	10,653,565	54,700,603
Food & Staples Retailing Total		170,982,089
Food Products – 1.9%
Unilever NV (a)	1,895,004	52,345,071
Food Products Total		52,345,071
Consumer Staples Total		223,327,160
Financials – 22.4%
Commercial Banks – 13.4%
Barclays PLC	4,818,407	31,032,122
Chuo Mitsui Trust Holdings, Inc.	1,436,000	7,868,201
Credit Agricole SA (b)	239,032	5,094,994
Credit Agricole SA	717,100	15,285,068
HSBC Holdings PLC	2,618,844	41,255,490
Hypo Real Estate Holding AG, ADR (a)	253,261	6,152,267
Intesa Sanpaolo SpA	8,435,186	45,328,482

	Shares	Value ($)
Mitsubishi UFJ Financial Group, Inc. (a)	11,383,631	86,689,043
Mizuho Financial Group, Inc.	17,546	73,950,565
Natixis (a)	2,080,100	17,592,921
Royal Bank of Scotland Group PLC (b)	406,127	1,739,217
Royal Bank of Scotland Group PLC	664,572	2,845,995
Royal Bank of Scotland Group PLC, ADR	399,375	1,745,269
San-In Godo Bank Ltd. (a)	233,000	1,791,984
Sumitomo Mitsui Financial Group, Inc. (a)	2,501	15,216,762
Yamaguchi Financial Group, Inc. (a)	754,000	8,661,740
Commercial Banks Total		362,250,120
Consumer Finance – 1.5%
Aiful Corp. (a)	2,149,600	17,249,940
Takefuji Corp. (a)	1,689,230	22,274,498
Consumer Finance Total		39,524,438
Insurance – 7.5%
Aegon NV	5,122,052	60,480,100
Mitsui Sumitomo Insurance Group Holdings, Inc. (c)	2,479,800	81,466,912
Sompo Japan Insurance, Inc.	832,000	7,462,427
Tokio Marine Holdings, Inc.	1,021,900	34,709,311
XL Capital Ltd., Class A (a)	880,000	17,688,000
Insurance Total		201,806,750
Financials Total		603,581,308
Health Care – 15.5%
Pharmaceuticals – 15.5%
AstraZeneca PLC	1,722,885	83,921,274
Daiichi Sankyo Co., Ltd.	852,600	25,756,156
GlaxoSmithKline PLC	3,733,348	87,871,680
Ono Pharmaceutical Co., Ltd.	1,486,700	77,919,168
Sanofi-Aventis	1,473,286	104,594,200
Taisho Pharmaceutical Co., Ltd.	382,000	8,098,300
Takeda Pharmaceutical Co., Ltd.	565,400	29,483,156
Pharmaceuticals Total		417,643,934
Health Care Total		417,643,934
Industrials – 0.9%
Commercial Services & Supplies – 0.9%
Contax Participacoes SA, ADR (a)	2,827,200	3,782,511
Dai Nippon Printing Co., Ltd.	1,555,000	21,958,402
Commercial Services & Supplies Total		25,740,913
Industrials Total		25,740,913

See Accompanying Notes to Financial Statements.

81

Columbia International Value Master Portfolio, August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Information Technology – 15.1%
Communications Equipment – 5.4%
Alcatel-Lucent (c)	9,071,300	54,995,348
Nortel Networks Corp. (a)(c)	1,592,130	9,600,544
Telefonaktiebolaget LM Ericsson, Class B	6,990,668	79,826,949
Communications Equipment Total		144,422,841
Computers & Peripherals – 0.7%
NEC Corp. (a)	3,879,000	18,015,355
Computers & Peripherals Total		18,015,355
Electronic Equipment, Instruments & Components – 3.4%
FUJIFILM Holdings Corp.	693,405	19,072,699
Hitachi Ltd.	3,889,000	28,628,565
TDK Corp.	185,000	10,698,257
Tyco Electronics Ltd. (a)	1,038,543	34,178,450
Electronic Equipment & Instruments Total		92,577,971
Semiconductors & Semiconductor Equipment – 5.6%
Infineon Technologies AG (c)	1,748,573	14,952,472
Qimonda AG, ADR (a) (c)	861,840	1,732,299
Rohm Co., Ltd.	725,400	41,583,954
STMicroelectronics NV (a)	4,215,100	55,090,140
United Microelectronics Corp.	90,032,817	37,683,330
Semiconductors & Semiconductor Equipment Total		151,042,195
Information Technology Total		406,058,362
Materials – 1.3%
Chemicals – 1.3%
Akzo Nobel NV	564,100	34,417,992
Chemicals Total		34,417,992
Materials Total		34,417,992
Telecommunication Services – 26.7%
Diversified Telecommunication Services – 24.1%
Brasil Telecom Participacoes SA, ADR (a)	314,523	20,613,838
Deutsche Telekom AG, Registered Shares	7,583,400	125,751,327
France Telecom SA (a)	2,157,812	63,698,544
KT Corp., ADR (a)	1,730,090	35,224,632
Nippon Telegraph & Telephone Corp.	17,430	85,573,566
Nippon Telegraph & Telephone Corp., ADR	180	4,408
Portugal Telecom SGPS SA, ADR	5,584,476	58,078,550

	Shares	Value ($)
Swisscom AG, ADR	1,650,300	53,151,872
Tele Norte Leste Participacoes SA, ADR	2,264,400	52,579,368
Telecom Corp. of New Zealand Ltd., ADR (a)	2,168,604	24,201,621
Telecom Italia SpA	16,491,810	26,714,511
Telecom Italia SpA, Savings Shares (a)	10,039,010	12,793,788
Telefonica SA, ADR	362,381	26,841,561
Telefonos de Mexico SA de CV, ADR, Class L (a)	1,613,640	39,647,135
Telmex Internacional SAB de CV, ADR (a)	1,613,640	22,768,460
Diversified Telecommunication Services Total		647,643,181
Wireless Telecommunication Services – 2.6%
SK Telecom Co. Ltd., ADR	1,662,439	33,913,755
SK Telecom Co., Ltd.	160,077	29,384,879
Telemig Celular Participacoes SA (a)	20,203	1,036,414
Tim Participacoes SA, ADR (a)	127,738	2,874,105
Vivo Participacoes SA (a)	691,496	3,616,524
Wireless Telecommunication Services Total		70,825,677
Telecommunication Services Total		718,468,858
Utilities – 4.4%
Electric Utilities – 4.4%
Centrais Electricas Brasileiras SA, ADR	3,511,667	63,219,136
Korea Electric Power Corp., ADR (a)	3,610,950	54,344,798
Electric Utilities Total		117,563,934
Utilities Total		117,563,934
Total Common Stocks (Cost of $2,887,974,311)		2,684,301,972
Securities Lending Collateral – 10.8%
State Street Navigator Securities Lending Prime Portfolio (d) (7 day yield of 2.626%)	291,580,227	291,580,227
Total Securities Lending Collateral (Cost of $291,580,227)		291,580,227

See Accompanying Notes to Financial Statements.

82

Columbia International Value Master Portfolio, August 31, 2008 (Unaudited)

Value ($)
Total Investments – 110.5% (Cost of $3,179,554,538) (e)	2,975,882,199
Obligation to Return Collateral for Securities Loaned – (10.8)%	(291,580,227)
Other Assets & Liabilities, Net – 0.3%	8,207,025
Net Assets – 100.0%	$2,692,508,997

Notes to Investment Portfolio:

(a)  All or a portion of this security was on loan at August 31, 2008. The total market value of securities on loan at August 31, 2008, is $281,411,349.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities, which are not illiquid, amounted to $6,834,211, which represents 0.3% of net assets.

(c)  Non-income producing security.

(d)  Investment made with cash collateral received from securities lending activity.

(e)  Cost for federal income tax purposes is $3,179,554,538.

The Master Portfolio was invested in the following countries at August 31, 2008.

Summary of Securities by Country	Value	% of Total Investments
Japan	$797,260,077	26.8
United Kingdom	387,603,917	13.0
France	318,757,032	10.7
United States*	291,580,227	9.8
Netherlands	242,999,369	8.2
South Korea	152,868,065	5.1
Germany	148,588,364	5.0
Brazil	147,721,895	4.9
Italy	84,836,781	2.9
Sweden	79,826,949	2.7
Mexico	62,415,595	2.1
Portugal	58,078,550	2.0
Switzerland	53,151,872	1.8
Bermuda	51,866,450	1.7
Taiwan	37,683,330	1.3
Spain	26,841,561	0.9
New Zealand	24,201,621	0.8
Canada	9,600,544	0.3
	$2,975,882,199	100.0

*  Includes securities lending collateral.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

83

Statement of Assets and Liabilities – Columbia International Value Master Portfolio
August 31, 2008 (Unaudited)

		($)
Assets	Investments, at identified cost	3,179,554,538
	Investments, at value (including securities on loan of $281,411,349)	2,975,882,199
	Cash	135,670
	Foreign currency (cost of $1,889)	1,765
	Receivable for:
	Investments sold	1,871,125
	Dividends	10,239,140
	Securities lending income	262,491
	Other assets	7,709
	Total Assets	2,988,400,099
Liabilities	Collateral on securities loaned	291,580,227
	Payable for:
	Investment advisory fee	1,779,897
	Administration fee	106,409
	Pricing and bookkeeping fees	13,462
	Trustees' fees	54,259
	Custody fee	300,610
	Interest fee	6,481
	Loan principal payable	2,000,000
	Other liabilities	49,757
	Total Liabilities	295,891,102
	Net Assets	2,692,508,997

See Accompanying Notes to Financial Statements.

84

Statement of Operations – Columbia International Value Master Portfolio
For the Six Months Ended August 31, 2008 (Unaudited)

		($)
Investment Income	Dividends	94,513,654
	Interest	216,343
	Securities lending	7,656,098
	Foreign taxes withheld	(15,527,417)
	Total income	86,858,678
Expenses	Investment advisory fee	11,853,981
	Administration fee	724,224
	Pricing and bookkeeping fee	75,540
	Trustees' fees	11,946
	Custody fee	550,335
	Other expenses	72,670
	Total expenses before interest expense	13,288,696
	Interest expense	25,623
	Total Expenses	13,314,319
	Custody earnings credit	(1,789)
	Net Expenses	13,312,530
	Net Investment Income	73,546,148
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain (loss) on:
	Investments	49,575,876
	Foreign currency transactions	(1,827,985)
	Net realized gain	47,747,891
	Net change in unrealized appreciation (depreciation) on:
	Investments	(294,930,346)
	Foreign currency translations	(236,322)
	Net change in unrealized depreciation	(295,166,668)
	Net Loss	(247,418,777)
	Net Decrease Resulting from Operations	(173,872,629)

See Accompanying Notes to Financial Statements.

85

Statement of Changes in Net Assets – Columbia International Value Master Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended August 31, 2008 ($)	Period April 1, 2007 through February 29, 2008 (a)($)	Year Ended March 31, 2007 ($)
Operations	Net investment income	73,546,148	128,026,083	74,024,116
	Net realized gain on investments and foreign currency transactions	47,747,891	798,187,040	604,868,524
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(295,166,668)	(1,151,105,385)	175,449,991
	Net Increase (Decrease) Resulting from Operations	(173,872,629)	(224,892,262)	854,342,631
	Contributions	297,698,194	342,330,292	279,432,207
	Withdrawals	(823,651,433)	(1,343,492,878)	(974,514,599)
	Net Increase (Decrease) in Net Assets	(699,825,868)	(1,226,054,848)	159,260,239
Net Assets
	Beginning of period	3,392,334,865	4,618,389,713	4,459,129,474
	End of period	2,692,508,997	3,392,334,865	4,618,389,713

(a)  The Master Portfolio changed its fiscal year end from March 31 to February 29.

See Accompanying Notes to Financial Statements.

86

Financial Highlights – Columbia International Value Master Portfolio

	(Unaudited) Six Months Ended August 31,		Period Ended February 29,		Year Ended March 31,
	2008		2008 (a)		2007	2006	2005	2004	2003
Total return	(5.77	)%(b)	(6.79	)%(b)	20.95%	24.88%	13.85%	79.88%	(28.54)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (c)	0.84	%(d)	0.81	%(d)	0.80%	0.80%	0.86%	0.90%	0.90%
Interest expense (e)	—	%(d)	—	%(d)	—%	—%	—%	—%	—%
Net expenses (c)	0.84	%(d)	0.81	%(d)	0.80%	0.80%	0.86%	0.90%	0.90%
Waiver/Reimbursement	—		—		—	—	0.05%	0.06%	0.06%
Net investment income (c)	4.64	%(d)	3.27	%(d)	1.66%	1.88%	1.57%	1.34%	1.45%
Portfolio turnover rate	3	%(b)	24	%(b)	19%	20%	21%	15%	25%

(a)  The Master Portfolio changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(b)  Not annualized.

(c)  The benefits derived from custody credits had an impact of less than 0.01%.

(d)  Annualized.

(e)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

87

Notes to Financial Statements – Columbia International Value Master Portfolio

August 31, 2008 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust, LLC (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains only to Columbia International Value Master Portfolio (the "Master Portfolio").

The following investors were invested in the Master Portfolio at August 31, 2008:

Columbia International Value Master Portfolio:
Columbia International Value Fund (the "Feeder Fund")	87.2%
Banc of America Capital Management Funds VII, LLC—International Value Fund	12.8%

The series of the Master Trust serve as master portfolios for the Columbia Funds that operate as feeder funds in a master/feeder structure.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Master Portfolio's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Master Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Master Portfolio's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

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Columbia International Value Master Portfolio, August 31, 2008 (Unaudited)

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•  Level 3 – significant unobservable inputs (including the Master Portfolio's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of August 31, 2008, in valuing the Master Portfolio's assets:

Valuation Inputs	Investments In Securities	Other Financial Instruments
Level 1 – Quoted Prices	$732,269,957	$—
Level 2 – Other Significant Observable Inputs	2,243,612,242	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$2,975,882,199	$—

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Master Portfolio's financial statement disclosures.

Repurchase Agreements

The Master Portfolio may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Master Portfolio's investment advisor, has determined are creditworthy. The Master Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seeks to assert its rights.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Master Portfolio or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Master Portfolio will not incur any registration costs upon such resale.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Master Portfolio does not distinguish that portion of gains (losses) on investments which

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Columbia International Value Master Portfolio, August 31, 2008 (Unaudited)

is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Master Portfolio becomes aware of such, net of any non-reclaimable tax withholdings.

Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains (losses) of the Master Portfolio.

Expenses

General expenses of the Master Trust are allocated to the Master Portfolio and the other series of the Master Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Master Portfolio are charged to the Master Portfolio.

Federal Income Tax Status

The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio's assets, income and distributions will be managed in such a way that the Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the market in which it invests.

Indemnification

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Portfolio's maximum exposure under these arrangements is unknown because this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents and by contract, the Trustees and officers of the Master Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Master Trust. However, based on experience, the Master Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at August 31, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$397,765,136
Unrealized depreciation	(601,437,475)
Net unrealized depreciation	$(203,672,339)

The Master Portfolio adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective September 28, 2007. FIN 48 requires management to determine whether a tax position of the Master Portfolio is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Master Portfolio. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Master Portfolio's financial statements and no cumulative effect adjustments were recorded. However, management's conclusions regarding FIN 48 may be subject

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to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Master Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Master Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Master Portfolio. Columbia receives a monthly investment advisory fee based on the average daily net assets of the Master Portfolio at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.85%
$500 million to $1 billion	0.80%
$1 billion to $1.5 billion	0.75%
$1.5 billion to $3 billion	0.70%
$3 billion to $6 billion	0.68%
Over $6 billion	0.66%

For the six month period ended August 31, 2008, the annualized effective investment advisory fee rate for the Master Portfolio was 0.75% of the Master Portfolio's average daily net assets.

Sub-Advisory Fee

Brandes Investment Partners, L.P. ("Brandes") has been retained by Columbia to serve as the investment sub-advisor to the Master Portfolio. As the sub-advisor, Brandes is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolio. Columbia, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee.

Administration Fee

Columbia provides administrative and other services to the Master Portfolio for a monthly administration fee at the annual rate of 0.05% of the Master Portfolio's average daily net assets less the fees payable by the Master Portfolio as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Master Portfolio has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Master Portfolio. The Master Portfolio has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Master Portfolio. Under the State Street Agreements, the Master Portfolio pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Master Portfolio for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Master Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

The Master Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Master Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Master Portfolio reimburses Columbia for out-of-pocket expenses.

Expense Limits and Fee Waivers

Columbia and/or some of the Master Portfolio's other service providers have voluntarily agreed to waive fees and/or reimburse the Master Portfolio for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial

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Columbia International Value Master Portfolio, August 31, 2008 (Unaudited)

charges relating to overdrafts, if any) after giving effect to any balance credits from the Master Portfolio's custodian, will not exceed the annual rate of 0.90% of the Master Portfolio's average daily net assets. This arrangement may be modified or terminated by Columbia at any time.

Fees Paid to Officers and Trustees

All officers of the Master Portfolio are employees of Columbia or its affiliates and receive no compensation from the Master Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Master Portfolio in accordance with federal securities regulations.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a portfolio of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended August 31, 2008, these custody credits reduced total expenses by $1,789 for the Master Portfolio.

Note 6. Portfolio Information

For the six month period ended August 31, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $98,017,037 and $524,329,436, respectively.

Note 7. Line of Credit

The Master Portfolio and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2008, the average daily loan balance outstanding on days where borrowing existed was $101,291,667 at a weighted average interest rate of 2.573%.

Note 8. Securities Lending

The Master Portfolio may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Master Portfolio. Generally, in the event of borrower default, the Master Portfolio has the right to use the collateral to offset any losses incurred. In the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Master Portfolio. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

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Note 9. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state

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common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 10. Subsequent Event

On October 16, 2008 the uncommitted and committed lines of credit discussed in Note 7 were terminated or amended. The uncommitted line of credit was terminated. The Master Portfolio and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to $200,000,000. Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

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Board Consideration and Approval of Investment Advisory and Investment Sub-Advisory Agreements – Columbia Marsico Global Fund

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement or the investment sub-advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will approve any new investment advisory or sub-advisory agreements of the Trust and annually consider renewal of such agreements. In this regard, the Board reviewed and approved, in connection with the establishment of Columbia Marsico Global Fund (the "Fund"), the investment advisory agreement (the "Advisory Agreement") with Columbia Management Advisors, LLC ("CMA") for the Fund. The Board also reviewed and approved, in connection with the establishment of the Fund, the investment sub-advisory agreement (the "Sub-Advisory Agreement") with Marsico Capital Management, LLC ("Marsico" or the "Sub-Adviser"). The investment advisory agreements with CMA and the investment sub-advisory agreements with Marsico are each referred to as an "Advisory Agreement" and collectively referred to as the "Advisory Agreements."

More specifically, at meetings held on February 26-27, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the Sub-Adviser and the approval of the Advisory Agreements. The Board also noted the role of the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares. Specifically they noted that the Consultant's role was to manage the process by which fees are negotiated to ensure that they are negotiated in a manner that is at arms' length and reasonable.

The Board's review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services proposed to be provided to the Fund by CMA and the Sub-Adviser under the Advisory Agreements. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Fund, are provided administration services under a separate contract. The most recent investment adviser registration forms ("Forms ADV") for CMA and the Sub-Adviser were made available to the Board, as were CMA's and the Sub-Adviser's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA and the Sub-Adviser.

In addition, the Board considered the investment and legal compliance programs of the Fund, CMA and the Sub-Adviser, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each of the Fund by CMA and the Sub-Adviser.

Fund Performance and Expenses. The Fund is a new fund and has not yet commenced operations. Therefore, the Fund has no performance history. Consequently, the Board did not give consideration to performance information about the Fund. The Board did give consideration to performance information about other mutual funds managed by the Sub-Adviser.

The Board received and considered statistical information regarding the Fund's projected total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to expense information for other International/Global Funds managed by CMA and also to a peer group of other funds in the industry deemed by CMA to

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be comparable based on information provided by Strategic Insight. The Board was provided with a description of the methodology used by CMA to select the mutual funds in the Fund's peer group.

Investment Advisory and Sub-Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). The Board also reviewed and considered the proposed contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rate") payable by CMA to the Sub-Adviser for investment sub-advisory services. In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board concluded that the factors noted above supported the Contractual Management Rate, the Sub-Advisory Agreement Rate and the Actual Management Rate, and the approval of the Advisory Agreements.

Profitability. Because the Fund has not yet commenced operations, the Board did not consider the profitability of CMA from the Fund.

Economies of Scale. Because the Fund has not yet commenced operations, the Board did not review specific information regarding whether there have been economies of scale with respect to management of the Fund because it regards that information as less relevant prior to a fund commencing operations. In the context of the recently completed annual contract renewal process for other funds in the complex, the Board received and considered information regarding whether there have been economies of scale with respect to the management of those funds, whether those funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Further, it expects to review information regarding economies of scale in the context of annually considering the Fund's investment advisory agreement.

Other Benefits to CMA and the Sub-Adviser. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates and the Sub-Adviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits attributable to CMA's and the Sub-Adviser's relationships with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's and the Sub-Adviser's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates or a Sub-Adviser).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's and the Sub-Adviser's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from CMA in the context of the recently completed annual contract renewal process under Section 15(c) of the 1940 Act for other funds in the complex. The Board also reviewed and assessed the quality of the services those funds receive throughout the year. Further, the Board expects to review reports of CMA at each of their quarterly meetings, which include, among other things, Fund performance reports. In addition, the Board expects to confer with the Fund's portfolio manager at various times throughout the year.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA and the Sub-Adviser under the Advisory Agreements is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreements.

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Important Information About This Report – International/Global Stock Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the International/Global Stock Funds listed on the front cover.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

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Columbia Management®

International/Global
Stock Funds

Semiannual Report, August 31, 2008

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U.S. Postage
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©2008 Columbia Management Distributors, Inc.

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SHC-44/155941-0808 (10/08) 08/59493

Columbia Management®

Semiannual Report

August 31, 2008

Columbia Overseas Value Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

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Understanding Your Expenses – Columbia Overseas Value Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/31/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical*	Actual	Hypothetical*	Actual
Class Z	1,000.00	1,000.00	885.70	1,019.66	4.38	5.60	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived fees or reimbursed a portion of expenses for Class Z shares, the account value at the end of the period would have been lower.

*For the period 03/01/08 – 08/31/08

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

1

Investment Portfolio – Columbia Overseas Value Fund

August 31, 2008 (Unaudited)

Common Stocks – 100.8%
	Shares	Value ($)
Consumer Discretionary – 9.8%
Automobiles – 3.4%
Daimler AG, Registered Shares	1,126	65,812
Dongfeng Motor Group Co., Ltd., Class H	150,000	63,357
Honda Motor Co., Ltd.	800	26,044
Toyota Motor Corp.	3,200	143,436
Automobiles Total		298,649
Distributors – 0.5%
Inchcape PLC	8,713	40,950
Distributors Total		40,950
Hotels, Restaurants & Leisure – 1.5%
Kuoni Reisen Holding AG, Registered Shares	158	75,079
Paddy Power PLC	2,444	57,052
Hotels, Restaurants & Leisure Total		132,131
Household Durables – 1.6%
JM AB	3,300	39,670
Matsushita Electric Industrial Co., Ltd.	5,000	102,839
Household Durables Total		142,509
Media – 2.8%
Daiichikosho Co., Ltd.	9,400	96,729
Vivendi	4,050	156,631
Media Total		253,360
Consumer Discretionary Total		867,599
Consumer Staples – 2.4%
Food & Staples Retailing – 0.4%
FamilyMart Co., Ltd.	1,000	40,708
Food & Staples Retailing Total		40,708
Food Products – 0.6%
Toyo Suisan Kaisha Ltd.	2,000	49,730
Food Products Total		49,730
Household Products – 1.4%
Kao Corp.	3,000	84,901
Mcbride PLC	19,384	40,897
Household Products Total		125,798
Consumer Staples Total		216,236
Energy – 13.7%
Energy Equipment & Services – 1.3%
Noble Corp.	892	44,859
Technip SA	877	72,017
Energy Equipment & Services Total		116,876

	Shares	Value ($)
Oil, Gas & Consumable Fuels – 12.4%
BP PLC	19,566	188,145
Centennial Coal Co., Ltd.	8,799	42,823
China Petroleum & Chemical Corp., Class H	46,000	44,666
ENI SpA	1,325	43,143
Inpex Holdings, Inc.	6	64,910
Petro-Canada	1,700	75,170
Repsol YPF SA	2,557	79,324
Royal Dutch Shell PLC, Class B	7,267	250,215
StatoilHydro ASA	2,900	89,126
Total SA	2,127	152,915
Yanzhou Coal Mining Co., Ltd., Class H	40,000	69,378
Oil, Gas & Consumable Fuels Total		1,099,815
Energy Total		1,216,691
Financials – 38.5%
Capital Markets – 4.7%
Credit Suisse Group AG, Registered Shares	3,212	149,318
Deutsche Bank AG, Registered Shares	1,556	133,036
State Street Corp.	754	51,023
Tokai Tokyo Securities Co., Ltd.	24,000	84,793
Capital Markets Total		418,170
Commercial Banks – 21.5%
Australia & New Zealand Banking Group Ltd.	7,289	102,673
Banco Bilbao Vizcaya Argentaria SA	10,025	169,339
Banco Santander SA	13,839	235,397
Bangkok Bank PCL, Foreign Registered Shares	14,200	48,023
Barclays PLC	16,681	107,431
BNP Paribas	1,947	175,709
Credit Agricole SA	3,708	79,036
DBS Group Holdings Ltd.	8,000	101,255
DnB NOR ASA	7,600	87,916
HBOS PLC	14,310	82,414
HSBC Holdings PLC	17,268	272,028
Lloyds TSB Group PLC	19,453	107,772
Mitsubishi UFJ Financial Group, Inc.	4,500	34,268
Nordea Bank AB	3,000	39,969
Royal Bank of Scotland Group PLC	24,530	105,048
Swedbank AB, Class A	3,700	65,300
Unibanco - Uniao de Bancos Brasileiros SA, GDR	314	37,542
Yamaguchi Financial Group, Inc.	5,000	57,439
Commercial Banks Total		1,908,559

See Accompanying Notes to Financial Statements.

2

Columbia Overseas Value Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)
Financials (continued)
	Shares	Value ($)
Consumer Finance – 0.3%
ORIX Corp.	200	24,592
Consumer Finance Total		24,592
Diversified Financial Services – 2.0%
Babcock & Brown Ltd.	5,593	11,592
ING Groep NV	5,353	167,674
Diversified Financial Services Total		179,266
Insurance – 6.9%
Allianz SE, Registered Shares	267	44,595
Axis Capital Holdings Ltd.	1,466	49,008
Baloise Holding AG, Registered Shares	1,020	87,223
Brit Insurance Holdings PLC	27,401	96,762
Muenchener Rueckversicherungs- Gesellschaft AG, Registered Shares	802	124,892
Swiss Reinsurance, Registered Shares	1,147	70,809
Zurich Financial Services AG, Registered Shares	521	136,019
Insurance Total		609,308
Real Estate Management & Development – 2.5%
Emaar Properties PJSC	23,299	59,817
Hongkong Land Holdings Ltd.	22,000	78,672
Swire Pacific Ltd., Class A	7,500	74,848
Real Estate Management & Development Total		213,337
Thrifts & Mortgage Finance – 0.6%
Aareal Bank AG	2,372	57,245
Thrifts & Mortgage Finance Total		57,245
Financials Total		3,410,477
Health Care – 6.7%
Health Care Equipment & Supplies – 0.4%
Miraca Holdings, Inc.	1,500	33,551
Health Care Equipment & Supplies Total		33,551
Health Care Providers & Services – 0.6%
As One Corp.	2,600	55,424
Health Care Providers & Services Total		55,424
Life Sciences Tools & Services – 0.6%
Tecan Group AG, Registered Shares	924	52,611
Life Sciences Tools & Services Total		52,611
Pharmaceuticals – 5.1%
Astellas Pharma, Inc.	1,600	72,061
AstraZeneca PLC	763	37,166
Recordati SpA	12,272	86,004

	Shares	Value ($)
Roche Holding AG, Genusschein	478	80,577
Sanofi-Aventis	534	37,911
Takeda Pharmaceutical Co., Ltd.	2,600	135,579
Pharmaceuticals Total		449,298
Health Care Total		590,884
Industrials – 8.2%
Commercial Services & Supplies – 0.6%
Aeon Delight Co. Ltd.	2,500	52,727
Commercial Services & Supplies Total		52,727
Construction & Engineering – 0.9%
Outotec Oyj	1,652	75,170
Construction & Engineering Total		75,170
Electrical Equipment – 1.6%
ABB Ltd., Registered Shares (a)	2,280	55,880
Harbin Power Equipment Co., Ltd., Class H	30,000	37,105
Mitsubishi Electric Corp.	6,000	51,143
Electrical Equipment Total		144,128
Industrial Conglomerates – 0.9%
Keppel Corp. Ltd.	12,000	83,534
Industrial Conglomerates Total		83,534
Machinery – 2.2%
Duro Felguera SA	3,024	26,524
Gildemeister AG	1,829	44,300
Glory Ltd.	4,000	85,935
Hino Motors Ltd.	1,000	4,869
PT United Tractors Tbk	29,000	32,677
Machinery Total		194,305
Marine – 0.4%
U-Ming Marine Transport Corp.	15,000	39,520
Marine Total		39,520
Professional Services – 0.4%
Poyry Oyj	1,432	34,816
Professional Services Total		34,816
Road & Rail – 0.4%
Central Japan Railway Co.	3	31,274
Road & Rail Total		31,274
Trading Companies & Distributors – 0.8%
ITOCHU Corp.	9,000	72,430
Trading Companies & Distributors Total		72,430
Industrials Total		727,904

See Accompanying Notes to Financial Statements.

3

Columbia Overseas Value Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Information Technology – 2.9%
Electronic Equipment & Instruments – 1.1%
FUJIFILM Holdings Corp.	1,400	38,508
TDK Corp.	1,000	57,829
Electronic Equipment & Instruments Total		96,337
IT Services – 0.3%
Computershare Ltd.	4,085	31,512
IT Services Total		31,512
Office Electronics – 0.8%
Canon, Inc.	1,500	67,119
Office Electronics Total		67,119
Semiconductors & Semiconductor Equipment – 0.7%
Macronix International	149,479	59,361
Semiconductors & Semiconductor Equipment Total		59,361
Information Technology Total		254,329
Materials – 5.9%
Chemicals – 2.3%
BASF SE	1,438	82,896
Kansai Paint Co. Ltd.	5,000	31,542
Linde AG	718	90,460
Chemicals Total		204,898
Construction Materials – 0.7%
Ciments Francais SA	430	59,267
Construction Materials Total		59,267
Metals & Mining – 2.9%
Anglo American PLC	466	24,820
ArcelorMittal	873	68,706
Freeport-McMoRan Copper & Gold, Inc.	250	22,330
Norsk Hydro ASA	4,000	42,597
Salzgitter AG	351	54,063
Xstrata PLC	507	28,256
Yamato Kogyo Co., Ltd.	600	21,733
Metals & Mining Total		262,505
Materials Total		526,670
Telecommunication Services – 7.1%
Diversified Telecommunication Services – 3.0%
Belgacom SA	2,499	99,494
France Telecom SA	2,069	61,077
Nippon Telegraph & Telephone Corp.	9	44,186
Telekomunikacja Polska SA	6,062	60,815
Diversified Telecommunication Services Total		265,572

	Shares	Value ($)
Wireless Telecommunication Services – 4.1%
China Mobile Ltd.	4,000	45,476
NTT DoCoMo, Inc.	88	138,606
Vodafone Group PLC	70,094	179,539
Wireless Telecommunication Services Total		363,621
Telecommunication Services Total		629,193
Utilities – 5.6%
Electric Utilities – 2.0%
E.ON AG	1,464	85,540
Enel SpA	9,574	88,083
Electric Utilities Total		173,623
Independent Power Producers & Energy Traders – 1.2%
Drax Group PLC	5,650	76,858
Electricity Generating PLC	13,000	28,057
Independent Power Producers & Energy Traders Total		104,915
Multi-Utilities – 2.0%
Centrica PLC	15,364	91,445
United Utilities Group PLC	6,446	83,905
Multi-Utilities Total		175,350
Water Utilities – 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	1,800	40,737
Water Utilities Total		40,737
Utilities Total		494,625
Total Common Stocks (Cost of $10,204,250)		8,934,608
Rights – 0.0%
	Units
Industrials
PT United Tractors Tbk (a)
Expiration date 09/11/08	4,833	1,506
Industrials Total		1,506
Total Rights (Cost of $-)		1,506
Total Investments – 100.8% (Cost of $10,204,250) (b)		8,936,114
Other Assets & Liabilities, Net – (0.8)%		(74,987)
Net Assets – 100.0%		$8,861,127

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $10,204,250.

See Accompanying Notes to Financial Statements.

4

Columbia Overseas Value Fund

August 31, 2008 (Unaudited)

Forward foreign currency exchange contracts outstanding on August 31, 2008 are:

Forward Foreign Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$410,559	$442,488	09/17/08	$(31,929)
AUD	16,285	18,384	09/17/08	(2,099)
AUD	36,856	37,510	09/17/08	(654)
CAD	36,721	37,171	09/17/08	(450)
CAD	18,831	18,818	09/17/08	13
DKK	28,891	30,230	09/17/08	(1,339)
EUR	482,284	505,072	09/17/08	(22,788)
EUR	85,023	91,535	09/17/08	(6,512)
EUR	90,886	92,429	09/17/08	(1,543)
GBP	142,027	150,653	09/17/08	(8,626)
GBP	34,596	37,345	09/17/08	(2,749)
GBP	83,759	91,617	09/17/08	(7,858)
JPY	169,574	171,573	09/17/08	(1,999)
JPY	46,856	48,281	09/17/08	(1,425)
JPY	111,112	112,092	09/17/08	(980)
NOK	9,023	9,619	09/17/08	(596)
NOK	35,539	37,458	09/17/08	(1,919)
NOK	26,147	27,783	09/17/08	(1,636)
SEK	124,363	131,318	09/17/08	(6,955)
SGD	26,126	26,247	09/17/08	(121)
				$(102,165)
Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
AUD	$67,712	$75,249	09/17/08	$7,537
AUD	17,142	17,395	09/17/08	253
CAD	136,528	141,229	09/17/08	4,701
CHF	363,323	382,702	09/17/08	19,379
CHF	36,332	36,897	09/17/08	565
EUR	26,386	27,676	09/17/08	1,290
GBP	85,581	92,809	09/17/08	7,228
GBP	25,492	27,185	09/17/08	1,693
GBP	81,939	84,006	09/17/08	2,067
JPY	176,408	181,801	09/17/08	5,393
NOK	184,874	190,856	09/17/08	5,982
PLN	27,259	29,122	09/17/08	1,863
PLN	17,587	17,718	09/17/08	131
SEK	17,965	19,341	09/17/08	1,376
SEK	36,085	37,017	09/17/08	932
SGD	108,034	111,216	09/17/08	3,182
THB	79,518	82,023	09/17/08	2,505
TWD	117,013	121,608	09/17/08	4,595
				$70,672

The Fund was invested in the following countries at August 31, 2008:

Summary of Securities by Country	Value ($)	% of Total Investments
United Kingdom	1,813,650	20.3%
Japan	1,804,906	20.2
France	794,563	8.9
Germany	782,840	8.8
Switzerland	707,516	7.9
Spain	510,584	5.7
Hong Kong	334,831	3.7
Singapore	263,461	2.9
Netherlands	236,380	2.6
Norway	219,639	2.5
Italy	217,229	2.4
United States	204,762	2.3
Australia	188,600	2.1
Sweden	144,939	1.7
Finland	109,986	1.2
Belgium	99,493	1.1
Taiwan	98,881	1.1
Thailand	76,080	0.9
Canada	75,170	0.8
Poland	60,815	0.7
United Arab Emirates	59,817	0.7
Ireland	57,053	0.6
Brazil	40,737	0.5
Indonesia	34,182	0.4
	$8,936,114	100.0%

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
JPY	Japanese Yen
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Columbia Overseas Value Fund

August 31, 2008 (Unaudited)

		($)
Assets	Investments, at cost	10,204,250
	Investments, at value	8,936,114
	Cash	33,413
	Foreign currency (cost of $44,407)	44,054
	Unrealized appreciation on forward foreign currency exchange contracts	70,685
	Receivable for:
	Investments sold	63,261
	Dividends	25,718
	Foreign tax reclaims	9,518
	Expense reimbursement due from investment advisor	31,339
	Total assets	9,214,102
Liabilities	Unrealized depreciation on forward foreign currency exchange contracts	102,178
	Payable for:
	Investments purchased	123,215
	Investment advisory fee	6,535
	Administration fee	—
	Transfer agent fee	424
	Pricing and bookkeeping fees	5,054
	Trustees' fees	2,785
	Audit fee	22,815
	Custody fee	3,722
	Legal fee	19,621
	Registration fee	20,401
	Reports to shareholders	17,890
	Chief compliance officer expenses	36
	Foreign capital gains tax payable	40
	Other liabilities	28,259
	Total Liabilities	352,975
	Net Assets	8,861,127
Net Assets Consist of	Paid-in capital	10,000,000
	Undistributed net investment income	222,821
	Accumulated net realized loss	(59,630)
	Unrealized depreciation on:
	Investments	(1,268,136)
	Foreign currency translations	(33,888)
	Foreign capital gains tax	(40)
	Net Assets	8,861,127
Class Z	Net assets	$8,861,127
	Shares outstanding	1,000,000
	Net asset value, offering and redemption price per share	$8.86

See Accompanying Notes to Financial Statements.

6

Statement of Operations – Columbia Overseas Value Fund

For the period March 31, 2008 through August 31, 2008 (Unaudited)

		($) (a)
Net investment Income	Dividends	295,810
	Interest	1,577
	Foreign taxes withheld	(28,226)
	Total income	269,161
Expenses	Investment advisory fee	34,576
	Administration fee	—
	Transfer agent fee	434
	Pricing and bookkeeping fees	21,103
	Trustees' fees	7,595
	Custody fee	11,897
	Audit fee	25,315
	Legal fee	19,831
	Registration fee	20,401
	Reports to shareholders	20,121
	Chief compliance officer expenses	188
	Other expenses	31,222
	Total Expenses	192,683
	Fees and expenses waived or reimbursed by investment advisor	(146,259)
	Custody earnings credit	(84)
	Net Expenses	46,340
	Net Investment Income	222,821
Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain (loss) on:
	Investments	(164,544)
	Foreign currency transactions	104,914
	Net realized loss	(59,630)
	Net change in unrealized depreciation on:
	Investments	(1,268,136)
	Foreign currency translations	(33,888)
	Foreign capital gains tax	(40)
	Net change in unrealized depreciation	(1,302,064)
	Net Loss	(1,361,694)
	Net Decrease Resulting from Operations	(1,138,873)

(a)  The Fund commenced operations on March 31, 2008.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – Columbia Overseas Value Fund

Increase (Decrease) in Net Assets		(Unaudited) Period Ended August 31, 2008 (a) ($)
Operations	Net investment income	222,821
	Net realized loss on investments and foreign currency transactions	(59,630)
	Net change in unrealized depreciation on investments, foreign currency tranlations and foreign capital gains tax	(1,302,064)
	Net Decrease Resulting from Operations	(1,138,873)
Share Transactions	Class Z
	Subscriptions	10,000,000
	Increase from Share Transactions	10,000,000
	Total Increase in Net Assets	8,861,127
Net Assets	Beginning of period	—
	End of period	8,861,127
	Undistributed net investment income at end of period	222,821
Change in Shares	Class Z
	Subscriptions	1,000,000
	Net Increase	1,000,000

(a)  The Fund commenced operations on March 31, 2008.

See Accompanying Notes to Financial Statements.

8

Financial Highlights – Columbia Overseas Value Fund

Selected data for a share outstanding throughout the period is as follows:

Class Z Shares	(Unaudited) Period Ended August 31, 2008 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (b)	0.22
Net realized and unrealized loss on investments and foreign currency	(1.36)
Total from Investment Operations	(1.14)
Net Asset Value, End of Period	$8.86
Total return (c)(d)(e)	(11.40)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	1.10%
Waiver/Reimbursement (f)	3.13%
Net investment income (f)(g)	5.29%
Portfolio turnover rate (d)	25%
Net assets, end of period (000's)	$8,861

(a)  The Fund commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value.

(d)  Not annualized.

(e)  Had the investment advisor not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Annualized.

(g)  The benefits derived from custody credits has an impact of less than .01%.

See Accompanying Notes to Financial Statements.

9

Notes to Financial Statements – Columbia Overseas Value Fund

August 31, 2008 (Unaudited)

Note 1. Organization

Columbia Overseas Value Fund (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified portfolio. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks long-term capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund may offer four classes of shares: Class A, Class C, Class R and Class Z shares. The Fund commenced operations on March 31, 2008. At August 31, 2008 only Class Z shares were offered.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Fund's prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good

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Columbia Overseas Value Fund, August 31, 2008 (Unaudited)

faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 31, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of August 31, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$399,342	$—
Level 2 – Other Significant Observable Inputs	8,536,772	$(31,493)
Level 3 – Significant Unobservable Inputs	—	—
Total	$8,936,114	$(31,493)

*  Other financial instruments are forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to hedge the Fund's investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

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Columbia Overseas Value Fund, August 31, 2008 (Unaudited)

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Foreign Capital Gains Taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and distributed annually. The Fund may, however, declare and pay distributions from net investment income more frequently. The Fund will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are

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Columbia Overseas Value Fund, August 31, 2008 (Unaudited)

indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at August 31, 2008, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, were:

Unrealized appreciation	$115,494
Unrealized depreciation	(1,383,630)
Net unrealized depreciation	$(1,268,136)

The Fund is subject to Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), and Columbia Management Pte. Ltd. ("Columbia Pte."), an affiliate of the Advisor, provide investment advisory services to the Funds. Columbia, from the investment advisory fee it receives from the Funds, pays Columbia Pte. a fee for its advisory services. Columbia receives a monthly investment advisory fee at the annual rate of 0.82% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.05% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

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Columbia Overseas Value Fund, August 31, 2008 (Unaudited)

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended August 31, 2008, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the period ended August 31, 2008, the Distributor has not retained any net underwriting discounts on the sales of Class A shares or received any net CDSC fees on Class A or Class C share redemptions as follows:

The Trust has adopted shareholder servicing plans ("Servicing Plans) for the Class A and Class C shares of the Fund and distribution plans ("Distribution Plans") for the Class C and Class R shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Shareholder Servicing Plan	0.25%	0.25%
Class C Shareholder Servicing Plans	0.25%	0.25%
Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Class A, Class C and Class R shares were not offered during the period.

Expense Limits and Fee Waivers

Columbia and/or some of the Fund's other service providers have voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10% annually of the Fund's average daily net assets. This arrangement may be modified or terminated by Columbia at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities

14

Columbia Overseas Value Fund, August 31, 2008 (Unaudited)

regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the period March 31, 2008 through August 31, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $12,818,209 and $2,450,949, respectively.

Note 7. Redemption Fees

The Fund may impose a 2.00% redemption fee on the proceeds of fund shares that are redeemed within 60 days of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of the portfolio. The redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. For the period March 31, 2008 through August 31, 2008, the Fund received no redemption fees.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the period March 31, 2008 through August 31, 2008, the Fund did not borrow under these arrangements.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

For the period March 31, 2008 through August 31, 2008, the Fund did not lend any securities under this arrangement.

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Columbia Overseas Value Fund, August 31, 2008 (Unaudited)

Note 10. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state

16

Columbia Overseas Value Fund, August 31, 2008 (Unaudited)

common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 11. Subsequent Events

On October 16, 2008 the uncommitted and committed lines of credit discussed in Note 8 were terminated or amended. The uncommitted line of credit was terminated. The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to $200,000,000. Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

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Board Consideration and Approval of Investment Advisory Agreement – Columbia Overseas Value Fund

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will approve any new investment advisory agreements of the Trust and annually consider renewal of such agreements. In this regard, the Board reviewed and approved, in connection with the establishment of Columbia Overseas Value Fund (the "Fund"), the investment advisory agreement (the "Advisory Agreement") with Columbia Management Advisors, LLC ("CMA") for the Fund.

More specifically, at meetings held on December 11-12, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the approval of the Advisory Agreement. The Board also noted the role of the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares. Specifically they noted that the Consultant's role was to manage the process by which fees are negotiated to ensure that they are negotiated in a manner that is at arms' length and reasonable.

The Board's review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, that, like the Fund, are provided administration services under a separate contract. The most recent investment adviser registration form for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees in the context of the recently completed annual contract renewal process for other funds in the complex. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by CMA.

Fund Performance and Expenses. The Fund is a new fund and has not yet commenced operations. Therefore, the Fund has no performance history. Consequently, the Board did not give consideration to performance information.

The Board received and considered statistical information regarding the Fund's projected total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to expense information for other International/Global Funds managed by CMA and also to a peer group of other funds in the industry deemed by CMA to be comparable based on information provided by Strategic Insight. The Board was provided with a description of the methodology used by CMA to select the mutual funds in the Fund's peer group.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate

18

and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability. Because the Fund has not yet commenced operations, the Board did not consider the profitability of CMA from the Fund.

Economies of Scale. Because the Fund has not yet commenced operations, the Board did not review specific information regarding whether there have been economies of scale with respect to management of the Fund because it regards that information as less relevant prior to a fund commencing operations. In the context of the recently completed annual contract renewal process for other funds in the complex, the Board received and considered information regarding whether there have been economies of scale with respect to the management of those funds, whether those funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Further, it expects to review information regarding economies of scale in the context of annually considering the Fund's investment advisory agreement.

Other Benefits to CMA. In the context of the recently completed annual contract renewal process for other funds in the complex, the Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board also considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from CMA in the context of the recently completed annual contract renewal process under Section 15(c) of the 1940 Act for other funds in the complex. The Board also reviewed and assessed the quality of the services those funds receive throughout the year. Further, the Board expects to review reports of CMA at each of their quarterly meetings, which include, among other things, Fund performance reports. In addition, the Board expects to confer with the Fund's portfolio manager at various times throughout the year.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously approved the Advisory Agreement.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Columbia Overseas Value Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

21

Columbia Management®

Columbia Overseas Value Fund

Semiannual Report, August 31, 2008

PRSRT STD
U.S. Postage
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Holliston, MA
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©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/156028-0808 (10/08) 08/59489

Semiannual Report

August 31, 2008

Index Funds

■	Columbia Large Cap Index Fund

■	Columbia Large Cap Enhanced Core Fund

■	Columbia Mid Cap Index Fund

■	Columbia Small Cap Index Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia fund and hope you will find the portfolio management details, discussions and performance information helpful in monitoring your investments. As we’ve seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It’s important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■

Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■	News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■	Monthly and quarterly performance information.
■

Portfolio holdings. Full holdings are updated monthly for money market funds except for Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Daily Cash Reserves which are updated daily, monthly for equity funds and quarterly for most other funds.

■	Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you’ll receive secured, 24-hour access to*:

■	Mutual fund account details with balances, dividend and transaction information
■	Fund Tracker to customize your homepage with current net asset values for the funds that interest you
■	On-line transactions including purchases, exchanges and redemptions
■	Account maintenance for updating your address and dividend payment options
■	Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

*	Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Fund Profile – Columbia Large Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

–2.75% Class A shares

–2.57% S&P 500 Index

Morningstar Style Box

Equity Style

The Morningstar Style Box reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of month end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 07/31/08.

Summary

■

For the six-month period that ended August 31, 2008, Columbia Large Cap Index Fund Class A shares returned negative 2.75% without sales charge. The S&P 500 Index returned negative 2.57%.[1] The average return for the Lipper S&P 500 Index Objective Funds Classification was negative 2.77%.[2] The fund seeks to approximate the benchmark weights of securities, industries and sectors represented in the S&P 500 Index. As such, its return was in line with the return of the index, after fees and expenses, which the index does not incur.

■

The best performing sectors for the six-month period were technology and consumer staples, which gained 4%, and utilities, which rose 2%. Apple, Inc., Johnson & Johnson, Wal-Mart Stores, Inc., Amgen, Inc. and Intel Corp. (1.3%, 1.7%, 1.2%, 0.6% and 1.1% of net assets, respectively) were the largest positive contributors to performance for the index and the fund. The worst performing sectors for the six-month period were financials, which lost 16%, and industrials and materials which both fell 4%. Bank of America Corp., Wachovia Corp., Exxon Mobil Corp., General Electric Co. and American International Group, Inc. (1.2%, 0.3%, 3.6%, 2.4% and 0.5% of net assets, respectively) were the largest negative contributors to the index performance.

■

Looking ahead, we expect U.S. economic growth to continue to slow as still-high energy prices, a weak housing market, unemployment and inflation weigh heavily on consumer demand. Yet, there are pockets of support for the economy. The Fed’s short-term interest rate cuts have kept the cost of capital low for businesses. Special one time rebates due to millions of taxpayers have had a positive, albeit short-term, impact on consumer spending. We also expect government spending to remain strong.

Against this backdrop, we believe that it’s important for shareholders to keep a long-term focus on their goals. Although slower economic growth and weakness in the financial sector have worried investors over the past year, the financial markets have weathered many such storms in the past. Columbia Large Cap Index Fund provides broadly diversified exposure to the U.S. stock market. Diversification, coupled with short-term reserves, may help cushion a portfolio against the market’s occasional downturns while providing exposure to segments of the market that historically have demonstrated their long-term potential for growth. Diversification does not ensure a profit or guarantee against loss.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Fund Profile (continued) – Columbia Large Cap Index Fund

Portfolio Management

Vikram Kuriyan has managed the fund since January 2000 and has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.

The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

2

Performance Information – Columbia Large Cap Index Fund

Annual operating expense ratio (%)*

Class A	0.45
Class B	1.20
Class Z	0.20

Annual operating expense ratio after contractual waivers (%)*

Class A	0.39
Class B	1.14
Class Z	0.14

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 06/30/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)
Class A	24.92
Class B	24.89
Class Z	25.03

Distributions declared per share

03/01/08 – 08/31/08 ($)
Class A	0.02
Class B	0.00
Class Z	0.09

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 09/01/98 – 08/31/08 ($)

Sales charge	without	with
Class A	15,046	n/a
Class B	14,722	14,722
Class Z	15,430	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Index Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A	B		Z
Inception	10/10/95	09/23/05		12/15/93
Sales charge	without	without	with	without
6-month (cumulative)	–2.75	–3.15	–7.99	–2.62
1-year	–11.45	–12.11	–16.47	–11.26
5-year	6.52	6.06	5.74	6.79
10-year	4.17	3.94	3.94	4.43

Average annual total return as of 09/30/08 (%)

Share class	A	B		Z
Sales charge	without	without	with	without
6-month (cumulative)	–11.04	–11.38	–15.82	–10.92
1-year	–22.26	–22.83	–26.66	–22.09
5-year	4.78	4.31	3.97	5.04
10-year	2.56	2.33	2.33	2.82

The “with sales charge” returns include the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions.

Class A shares are sold at net asset value. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class B shares commenced operations on September 23, 2005 and have no performance prior to that date. Performance prior to September 23, 2005 is that of Class A shares at net asset value, which reflect distribution and service (Rule 12b-1) fees of 0.25%. If Class B shares’ distribution and service (Rule 12b-1) fees had been reflected, total returns would have been lower.

3

Understanding Your Expenses – Columbia Large Cap Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class, You will find this number in the column labeled “actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	972.48	1,023.24	1.94	1.99	0.39
Class B	1,000.00	1,000.00	968.49	1,019.46	5.66	5.80	1.14
Class Z	1,000.00	1,000.00	973.79	1,024.50	0.70	0.71	0.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Fund Profile – Columbia Large Cap Enhanced Core Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

–3.18% Class A shares

–2.57% S&P 500 Index

Morningstar Style Box

Equity Style

The Morningstar Style Box reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of month end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 07/31/08.

Summary

■

For the six-month period that ended August 31, 2008, Columbia Large Cap Enhanced Core Fund Class A shares returned negative 3.18% without sales charge. That was less than the negative 2.57% return of the S&P 500 Index.[1] The average return of the fund’s peer group, the Lipper Large-Cap Core Funds Classification, was negative 2.58%.[2] Security weights in the consumer staples, materials, technology and energy sectors detracted from the fund’s performance.

■

A decision to underweight Anheuser-Busch Cos., Inc. in the consumer staples sector turned out poorly for the fund, as the company was the target of a takeover and rose 45% during the period. Within the materials sector, falling commodity pricing weighed heavily on International Paper Co. (which was sold) and Nucor Corp. (0.6% of net assets), which fell 29% and 17% respectively. These losses were magnified on a relative basis because the fund had more exposure than the index to both securities. In the technology sector, the fund trailed the index because it had more exposure to the semiconductor manufacturer MEMC Electronic Materials, Inc. (0.1% of net assets), whose shares declined 35% as problems with raw material supplies surfaced. Finally, the portfolio’s energy holdings disappointed as higher crude prices pressured margins of refiners Sunoco, Inc. (which was sold) and Valero Energy Corp. (0.4% of net assets), which were overweight relative to the index.

■

On the positive side, the portfolio’s financials performed well on a relative basis because we had less exposure to many of the major declines in the index like Fannie Mae, and no exposure to many of the other major decliners in the index. All suffered as a direct or indirect result of the sub-prime mortgage collapse. Fannie Mae was sold before the end of the period. In the consumer discretionary sector, a decision to overweight Apollo Group, Inc. (0.2% of net assets) was rewarded. Apollo’s education business runs counter to employment trends, and its shares rose 4% during the period. Finally, in the utilities sector shares of First Energy Corp. (0.2% of net assets) rose 9% as the outlook for favorable rate reviews increased.

■

Looking ahead, we expect U.S. economic growth to continue to slow as still-high energy prices, a weak housing market, unemployment and inflation weigh heavily on consumer demand. Yet, there are pockets of support for the economy. The Fed’s short-term interest rate cuts have kept the cost of capital low for businesses. Special one time rebates due to millions of taxpayers have had a positive, albeit short-term, impact on consumer spending. We also expect government spending to remain strong.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

5

Fund Profile (continued) – Columbia Large Cap Enhanced Core Fund

Against this backdrop, we believe that it’s important for shareholders to keep a long-term focus on their goals. Although slower economic growth and weakness in the financial sector have worried investors over the past year, the financial markets have weathered many such storms in the past. Columbia Large Cap Enhanced Core Fund provides broadly diversified exposure to the U.S. stock market. Diversification, coupled with short-term reserves, may help cushion a portfolio against the market’s occasional downturns while providing exposure to segments of the market that historically have demonstrated long-term growth. Diversification does not ensure a profit or guarantee against loss.

Portfolio Management

Vikram Kuriyan has managed the fund since January 2000 and has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.

The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

6

Performance Information – Columbia Large Cap Enhanced Core Fund

Annual operating expense ratio (%)*

Class A	0.79
Class R	1.04
Class Z	0.54

Annual operating expense ratio after contractual waivers (%)*

Class A	0.75
Class R	1.00
Class Z	0.50

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 06/30/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)
Class A	12.50
Class R	12.47
Class Z	12.48

Distributions declared per share

03/01/08 – 08/31/08 ($)
Class A	0.00
Class R	0.00
Class Z	0.03

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 09/01/98 – 08/31/08 ($)
Class A	15,189
Class R	15,073
Class Z	15,606

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Enhanced Core Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A	R	Z
Inception	07/31/96	01/23/06	07/31/96
6-month (cumulative)	–3.18	–3.33	–3.00
1-year	–12.56	–12.84	–12.34
5-year	6.93	6.77	7.20
10-year	4.27	4.19	4.55

Average annual total return as of 09/30/08 (%)

Share class	A	R	Z
6-month (cumulative)	–9.61	–9.69	–9.45
1-year	–22.50	–22.70	–22.25
5-year	5.15	5.00	5.42
10-year	2.80	2.72	3.07

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions.

Class R shares and Class Z shares, each sold at net asset value (NAV), have limited eligibility and the investment minimum requirement may vary. Class R shares commenced operations on January 23, 2006 and have no performance prior to that date. Performance prior to January 23, 2006 is that of Class A shares at NAV, which reflect Rule 12b-1 fees of 0.25%. If Class R share fees and expenses were included, performance would be lower. Only eligible investors may purchase Class R shares and Class Z shares of the fund, directly or by exchange. Please see the fund’s prospectus for details.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

7

Understanding Your Expenses – Columbia Large Cap Enhanced Core Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class, You will find this number in the column labeled “actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	968.19	1,021.42	3.72	3.82	0.75
Class R	1,000.00	1,000.00	966.68	1,020.16	4.96	5.09	1.00
Class Z	1,000.00	1,000.00	970.01	1,022.68	2.48	2.55	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

8

Fund Profile – Columbia Mid Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

+4.08% Class A shares

+4.17% S&P MidCap 400 Index

Morningstar Style Box

Equity Style

The Morningstar Style Box reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of month end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 07/31/08.

Summary

■

For the six-month period that ended August 31, 2008, Columbia Mid Cap Index Fund Class A shares returned 4.08% without sales charge. The S&P MidCap 400 Index returned 4.17%.[1] The average return of the Lipper Mid-Cap Core Funds Classification was 0.69%. [2] The fund seeks to approximate the benchmark weights of securities, industries and sectors represented in the S&P MidCap 400 Index. As such, its return was in line with the return of the index, before fees and expenses, which the index does not incur.

■

The best performing S&P 400 Index sectors for the six-month period were materials, which gained 10%; technology, which gained 9%; and health care, which gained 7%. Cleveland Cliffs, Inc., Amphenol Corp., Pioneer Natural Resources Co., Ross Stores, Inc. and Cypress Semiconductor Corp. (1.0%, 0.8%, 0.7%, 0.5% and 0.5% of net assets, respectively) were the largest positive contributors to performance for the index and the fund.

■

The worst performing sectors for the six-month period were financials, which was flat for the period; consumer staples, which lost 1% and telecommunications, which fell 15%. Denbury Resources, Inc., Hologic, Inc., Health Net, Inc., Oshkosh Corp. and Frontier Oil Corp. (0.6%, 0.5%, 0.3%, 0.1% and 0.2% of net assets, respectively) were the worst performers for the portfolio for the period.

■

Looking ahead, we expect U.S. economic growth to continue to slow as still-high energy prices, a weak housing market, unemployment and inflation weigh heavily on consumer demand. Yet, there are pockets of support for the economy. The Fed’s short-term interest rate cuts have kept the cost of capital low for businesses. Special one time rebates due to millions of taxpayers have had a positive, albeit short-term, impact on consumer spending. We also expect government spending to remain strong.

Portfolio Management

Vikram Kuriyan has managed the fund since January 2000 and has been associated with the advisor or its predecessors or affiliate organizations since 2000.

[1]

The Standard & Poor’s (S&P) MidCap 400 Index tracks the performance of 400 mid-cap U.S. companies. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.

The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

9

Performance Information – Columbia Mid Cap Index Fund

Annual operating expense ratio (%)*

Class A	0.47
Class Z	0.22

Annual operating expense ratio after contractual waivers (%)*

Class A	0.39
Class Z	0.14

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 06/30/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/08 ($)
Class A	11.11
Class Z	11.09

Distribution declared per share

03/01/08 – 08/31/08 ($)
Class A	0.20
Class Z	0.22

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment since inception – 08/31/08 ($)
Class A	18,206
Class Z	17,702

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Mid Cap Index Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A	Z
Inception	05/31/00	03/31/00
6-month (cumulative)	4.08	4.24
1-year	–4.38	–4.12
5-year	10.46	10.73
Since inception	7.53	7.02

Average annual total return as of 09/30/08 (%)

Share class	A	Z
6-month (cumulative)	–6.03	–5.99
1-year	–16.78	–16.64
5-year	8.34	8.59
Since inception	6.00	5.53

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions.

Class A shares are sold at net asset value. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

10

Understanding Your Expenses – Columbia Mid Cap Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class, You will find this number in the column labeled “actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,040.78	1,023.24	2.01	1.99	0.39
Class Z	1,000.00	1,000.00	1,042.40	1,024.50	0.72	0.71	0.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

11

Fund Profile – Columbia Small Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/08

+7.17% Class A shares

+7.17% S&P SmallCap 600 Index

Morningstar Style Box

Equity Style

The Morningstar Style Box reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of month end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 7/31/08.

Summary

■

For the six-month period that ended August 31, 2008, Columbia Small Cap Index Fund Class A shares returned 7.17% without sales charge. The S&P SmallCap 600 Index returned 7.17%.[1] The average return of the Lipper Small-Cap Core Funds Classification was 3.97%.[2] The fund seeks to approximate the benchmark weights of securities, industries and sectors represented in the S&P SmallCap 600 Index. As such, its return was in line with the return of the index, before fees and expenses, which the index does not incur.

■

The best performing sectors for the six-month period were telecommunications, which gained 30%; energy, which gained 22%; and utilities, which gained 16%. Massey Energy Co., Flir Systems, Inc., Patriot Coal Corp., Cabot Oil & Gas Corp. and Trimble Navigation Ltd. were the largest positive contributors to performance for the index and for the fund for the period. These securities are no longer in the portfolio.

■

The worst performing sectors for the six-month period were financials, which fell 1%; consumer discretionary, which fell 3%; and materials, which lost 6%. Healthways, Inc., Investment Technology Group, Inc., Century Aluminum Co., OM Group, Inc. and CROCS, Inc. (0.1%, 0.3%, 0.3%, 0.2% and 0.1% of net assets, respectively) were the largest negative contributors to performance for the index and the fund.

■

Looking ahead, we expect U.S. economic growth to continue to slow as still-high energy prices, a weak housing market, unemployment and inflation weigh heavily on consumer demand. Yet, there are pockets of support for the economy. The Federal Reserve Board short-term interest rate cuts have kept the cost of capital low for businesses. Special one time rebates due to millions of taxpayers have had a positive, albeit short-term, impact on consumer spending. We also expect government spending to remain strong.

Portfolio Management

Vikram Kuriyan has managed the fund since January 2000 and has been associated with the advisor or its predecessors or affiliate organizations since 2000.

[1]

The Standard & Poor’s (S&P) SmallCap 600 Index tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. The S&P SmallCap 600 Index is heavily weighted with the stocks of companies with small market capitalizations. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.

The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of small-cap stocks pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

12

Performance Information – Columbia Small Cap Index Fund

Annual operating expense ratio (%)*

Class A	0.45
Class Z	0.20

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 6/30/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share as of 08/31/08 ($)

Class A	18.53
Class Z	18.60

Distributions declared per share 03/01/08 – 08/31/08 ($)

Class A	0.44
Class Z	0.45

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 09/01/98 – 08/31/08 ($)
Class A	25,587
Class Z	26,252

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Index Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/08 (%)

Share class	A	Z
Inception	10/15/96	10/15/96
6-month (cumulative)	7.17	7.30
1-year	–6.36	–6.12
5-year	10.34	10.62
10-year	9.85	10.13

Average annual total return as of 09/30/08 (%)

Share class	A	Z
6-month (cumulative)	–0.51	–0.36
1-year	–14.01	–13.76
5-year	9.46	9.73
10-year	8.50	8.79

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions.

Class A shares are sold at net asset value. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

13

Understanding Your Expenses – Columbia Small Cap Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class, You will find this number in the column labeled “actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,071.68	1,022.94	2.35	2.29	0.45
Class Z	1,000.00	1,000.00	1,073.00	1,024.20	1.05	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

14

Investment Portfolio – Columbia Large Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks – 96.8%

	Shares	Value ($)
Consumer Discretionary – 8.2%
Auto Components – 0.2%
Goodyear Tire & Rubber Co. (a)	53,630	1,051,685
Johnson Controls, Inc.	132,360	4,092,571

Auto Components Total		5,144,256

Automobiles – 0.2%
Ford Motor Co. (a)(b)	499,925	2,229,666
General Motors Corp. (b)	126,220	1,262,200
Harley-Davidson, Inc. (b)	52,785	2,099,787

Automobiles Total		5,591,653

Distributors – 0.1%
Genuine Parts Co. (b)	36,505	1,548,542

Distributors Total		1,548,542

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)	28,940	1,842,899
H&R Block, Inc.	72,580	1,853,693

Diversified Consumer Services Total		3,696,592

Hotels, Restaurants & Leisure – 1.3%
Carnival Corp. (b)	97,390	3,609,273
Darden Restaurants, Inc.	31,250	915,313
International Game Technology, Inc.	69,070	1,480,170
Marriott International, Inc., Class A (b)	67,040	1,891,198
McDonald’s Corp.	252,790	15,672,980
Starbucks Corp. (a)	162,360	2,526,322
Starwood Hotels & Resorts Worldwide, Inc.	41,625	1,508,906
Wendy’s International, Inc.	19,595	475,571
Wyndham Worldwide Corp.	39,400	759,632
Yum! Brands, Inc.	105,650	3,769,592

Hotels, Restaurants & Leisure Total		32,608,957

Household Durables – 0.4%
Black & Decker Corp. (b)	13,625	861,781
Centex Corp.	27,585	447,429
D.R. Horton, Inc.	61,320	764,047
Fortune Brands, Inc.	34,225	2,013,114
Harman International Industries, Inc. (b)	13,000	442,390
KB Home (b)	17,190	357,552
Leggett & Platt, Inc. (b)	37,070	827,032
Lennar Corp., Class A (b)	31,200	410,280
Newell Rubbermaid, Inc.	61,760	1,117,856
Pulte Homes, Inc.	47,590	690,531
Snap-On, Inc.	12,860	733,277
Stanley Works	17,450	836,728
Whirlpool Corp. (b)	16,769	1,364,326

Household Durables Total		10,866,343

	Shares	Value ($)
Internet & Catalog Retail – 0.3%
Amazon.com, Inc. (a)	68,900	5,567,809
Expedia, Inc. (a)(b)	46,600	822,956

Internet & Catalog Retail Total		6,390,765

Leisure Equipment & Products – 0.1%
Eastman Kodak Co. (b)	64,250	1,040,207
Hasbro, Inc.	30,915	1,156,221
Mattel, Inc.	80,720	1,560,318

Leisure Equipment & Products Total		3,756,746

Media – 2.7%
CBS Corp., Class B	151,825	2,456,528
Comcast Corp., Class A	660,309	13,985,345
DIRECTV Group, Inc. (a)(b)	158,400	4,468,464
Gannett Co., Inc.	51,030	907,824
Interpublic Group of Companies, Inc. (a)	105,254	989,388
McGraw-Hill Companies, Inc.	71,650	3,069,486
Meredith Corp. (b)	8,270	234,703
New York Times Co., Class A (b)	32,050	416,329
News Corp., Class A	513,540	7,271,726
Omnicom Group, Inc.	71,410	3,027,070
Scripps Networks Interactive Inc., Class A (b)	20,000	830,800
Time Warner, Inc.	797,985	13,063,014
Viacom, Inc., Class B (a)	141,125	4,160,365
Walt Disney Co.	424,860	13,744,221
Washington Post Co., Class B	1,300	775,450

Media Total		69,400,713

Multiline Retail – 0.8%
Big Lots, Inc. (a)	18,195	538,026
Dillard’s, Inc., Class A (b)	12,725	162,498
Family Dollar Stores, Inc.	31,190	777,255
J.C. Penney Co., Inc.	49,470	1,927,846
Kohl’s Corp. (a)	68,405	3,363,474
Macy’s, Inc. (b)	93,768	1,952,250
Nordstrom, Inc. (b)	39,180	1,218,498
Sears Holdings Corp. (a)(b)	15,590	1,433,500
Target Corp.	173,650	9,206,923

Multiline Retail Total		20,580,270

Specialty Retail – 1.6%
Abercrombie & Fitch Co., Class A	19,400	1,017,530
AutoNation, Inc. (a)(b)	29,825	338,514
Autozone, Inc. (a)	9,585	1,315,349
Bed Bath & Beyond, Inc. (a)	57,725	1,769,848
Best Buy Co., Inc.	77,125	3,452,886
GameStop Corp., Class A (a)	36,100	1,583,707
Gap, Inc.	100,080	1,946,556
Home Depot, Inc.	378,415	10,262,615

See Accompanying Notes to Financial Statements.

15

Columbia Large Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Specialty Retail (continued)
Limited Brands, Inc.	66,815	1,389,752
Lowe’s Cos, Inc.	326,390	8,042,250
Office Depot, Inc. (a)	60,940	429,018
RadioShack Corp.	29,265	556,328
Sherwin-Williams Co.	22,035	1,290,149
Staples, Inc.	156,562	3,788,800
Tiffany & Co. (b)	28,075	1,240,073
TJX Companies, Inc.	94,705	3,432,109

Specialty Retail Total		41,855,484

Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc. (a)	76,140	2,207,299
Jones Apparel Group, Inc.	19,320	383,695
Liz Claiborne, Inc.	21,105	342,112
NIKE, Inc., Class B	84,630	5,129,425
Polo Ralph Lauren Corp.	12,900	978,852
V.F. Corp. (b)	19,505	1,545,771

Textiles, Apparel & Luxury Goods Total		10,587,154

Consumer Discretionary Total		212,027,475

Consumer Staples – 11.0%
Beverages – 2.5%
Anheuser-Busch Companies, Inc.	158,995	10,789,401
Brown-Forman Corp., Class B	18,765	1,351,268
Coca-Cola Co.	445,435	23,193,800
Coca-Cola Enterprises, Inc.	64,110	1,094,358
Constellation Brands, Inc., Class A (a)	43,570	919,763
Molson Coors Brewing Co., Class B	31,250	1,489,062
Pepsi Bottling Group, Inc.	30,170	892,428
PepsiCo, Inc.	353,710	24,222,061

Beverages Total		63,952,141

Food & Staples Retailing – 2.7%
Costco Wholesale Corp.	96,605	6,478,331
CVS Caremark Corp.	318,744	11,666,030
Kroger Co.	147,525	4,074,641
Safeway, Inc.	97,700	2,573,418
SUPERVALU, Inc. (b)	47,346	1,097,954
Sysco Corp.	133,895	4,261,878
Wal-Mart Stores, Inc.	518,880	30,650,242
Walgreen Co.	220,850	8,045,565
Whole Foods Market, Inc. (b)	31,300	573,103

Food & Staples Retailing Total		69,421,162

Food Products – 1.5%
Archer-Daniels-Midland Co.	143,580	3,655,547
Campbell Soup Co.	48,030	1,767,984

	Shares	Value ($)
ConAgra Foods, Inc.	101,500	2,158,905
Dean Foods Co. (a)(b)	33,900	853,263
General Mills, Inc.	74,700	4,943,646
H.J. Heinz Co.	70,235	3,534,225
Hershey Co. (b)	37,475	1,352,473
Kellogg Co.	56,560	3,079,127
Kraft Foods, Inc., Class A	338,100	10,653,531
McCormick & Co., Inc. Non-Voting Shares	28,585	1,156,263
Sara Lee Corp.	157,460	2,125,710
Tyson Foods, Inc., Class A	61,000	885,720
Wm. Wrigley Jr. Co.	47,875	3,805,105

Food Products Total		39,971,499

Household Products – 2.5%
Clorox Co.	30,750	1,817,325
Colgate-Palmolive Co.	113,215	8,607,736
Kimberly-Clark Corp.	93,270	5,752,894
Procter & Gamble Co.	680,746	47,495,648

Household Products Total		63,673,603

Personal Products – 0.2%
Avon Products, Inc.	95,205	4,077,630
Estee Lauder Companies, Inc., Class A (b)	25,500	1,269,135

Personal Products Total		5,346,765

Tobacco – 1.6%
Altria Group, Inc.	467,015	9,821,325
Lorillard, Inc.	38,800	2,802,912
Philip Morris International, Inc.	470,315	25,255,916
Reynolds American, Inc.	38,240	2,025,955
UST, Inc.	32,940	1,765,255

Tobacco Total		41,671,363

Consumer Staples Total		284,036,533

Energy – 13.4%
Energy Equipment & Services – 3.0%
Baker Hughes, Inc.	68,670	5,494,286
BJ Services Co.	65,580	1,760,823
Cameron International Corp. (a)	48,300	2,250,297
ENSCO International, Inc.	32,200	2,182,516
Halliburton Co.	194,570	8,549,406
Nabors Industries Ltd. (a)	62,750	2,233,900
National-Oilwell Varco, Inc. (a)	92,560	6,824,449
Noble Corp.	59,920	3,013,377
Rowan Companies, Inc.	25,105	927,379
Schlumberger Ltd.	266,050	25,067,231
Smith International, Inc.	48,100	3,352,570
Transocean, Inc. (a)	71,076	9,040,867

See Accompanying Notes to Financial Statements.

16

Columbia Large Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Energy (continued)
Energy Equipment & Services (continued)
Weatherford International Ltd. (a)	151,500	5,844,870

Energy Equipment & Services Total		76,541,971

Oil, Gas & Consumable Fuels – 10.4%
Anadarko Petroleum Corp.	104,380	6,443,377
Apache Corp.	74,341	8,503,123
Cabot Oil & Gas Corp.	23,000	1,022,120
Chesapeake Energy Corp. (b)	107,200	5,188,480
Chevron Corp.	461,211	39,811,733
ConocoPhillips	343,967	28,380,717
CONSOL Energy, Inc.	40,800	2,762,568
Devon Energy Corp.	99,480	10,151,934
El Paso Corp.	156,660	2,625,622
EOG Resources, Inc.	55,390	5,783,824
Exxon Mobil Corp.	1,178,270	94,273,383
Hess Corp.	62,620	6,556,940
Marathon Oil Corp.	157,882	7,115,742
Massey Energy Co.	17,900	1,180,684
Murphy Oil Corp.	42,400	3,329,672
Noble Energy, Inc.	38,400	2,754,432
Occidental Petroleum Corp.	183,010	14,523,674
Peabody Energy Corp.	60,500	3,808,475
Range Resources Corp.	34,500	1,601,490
Southwestern Energy Co. (a)	76,300	2,927,631
Spectra Energy Corp.	141,143	3,734,644
Sunoco, Inc. (b)	26,100	1,158,318
Tesoro Corp. (b)	30,700	569,485
Valero Energy Corp.	117,860	4,096,814
Williams Companies, Inc.	130,335	4,026,048
XTO Energy, Inc.	119,693	6,033,724

Oil, Gas & Consumable Fuels Total		268,364,654

Energy Total		344,906,625

Financials – 14.6%
Capital Markets – 2.9%
American Capital Ltd. (b)	45,200	982,648
Ameriprise Financial, Inc.	49,545	2,227,048
Bank of New York Mellon Corp.	255,090	8,828,665
Charles Schwab Corp.	207,055	4,967,249
E*TRADE Financial Corp. (a)(b)	119,750	383,200
Federated Investors, Inc., Class B	19,290	645,058
Franklin Resources, Inc.	34,770	3,633,465
Goldman Sachs Group, Inc.	87,875	14,408,864
Invesco Ltd.	86,200	2,209,306
Janus Capital Group, Inc.	32,650	880,571
Legg Mason, Inc. (b)	31,500	1,402,695

	Shares	Value ($)
Lehman Brothers Holdings, Inc. (b)(c)	155,370	2,499,903
Merrill Lynch & Co., Inc.	341,335	9,676,847
Morgan Stanley	246,935	10,082,356
Northern Trust Corp.	42,735	3,435,467
State Street Corp.	95,170	6,440,154
T. Rowe Price Group, Inc.	57,940	3,439,318

Capital Markets Total		76,142,814

Commercial Banks – 2.5%
BB&T Corp. (b)	121,905	3,657,150
Comerica, Inc.	33,565	942,841
Fifth Third Bancorp	128,175	2,022,602
First Horizon National Corp. (b)	41,670	467,954
Huntington Bancshares, Inc. (b)	81,690	597,971
KeyCorp (b)	108,245	1,300,022
M&T Bank Corp. (b)	17,230	1,229,188
Marshall & Ilsley Corp. (b)	57,784	889,874
National City Corp.	169,500	854,280
PNC Financial Services Group, Inc.	77,160	5,551,662
Regions Financial Corp. (b)	154,905	1,435,969
SunTrust Banks, Inc.	78,470	3,287,108
U.S. Bancorp	388,150	12,366,459
Wachovia Corp. (b)	476,732	7,575,271
Wells Fargo & Co.	736,450	22,292,342
Zions Bancorporation (b)	23,940	642,550

Commercial Banks Total		65,113,243

Consumer Finance – 0.7%
American Express Co.	258,325	10,250,336
Capital One Financial Corp.	83,705	3,694,739
Discover Financial Services	106,917	1,758,784
SLM Corp. (a)	104,110	1,718,856

Consumer Finance Total		17,422,715

Diversified Financial Services – 3.8%
Bank of America Corp. (d)	1,014,869	31,603,021
CIT Group, Inc. (b)	63,060	650,149
Citigroup, Inc.	1,213,985	23,053,575
CME Group, Inc.	14,900	4,997,162
IntercontinentalExchange, Inc. (a)	15,700	1,382,071
JPMorgan Chase & Co.	770,030	29,638,455
Leucadia National Corp. (b)	39,400	1,823,826
Moody’s Corp. (b)	45,310	1,842,304
NYSE Euronext (b)	59,100	2,398,869

Diversified Financial Services Total		97,389,432

Insurance – 3.2%
AFLAC, Inc.	105,960	6,007,932
Allstate Corp.	122,775	5,540,836

See Accompanying Notes to Financial Statements.

17

Columbia Large Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Insurance (continued)
American International Group, Inc.	599,615	12,885,726
Aon Corp.	66,630	3,164,259
Assurant, Inc.	21,400	1,250,402
Chubb Corp.	81,490	3,912,335
Cincinnati Financial Corp.	36,422	1,079,548
Genworth Financial, Inc., Class A	96,500	1,548,825
Hartford Financial Services Group, Inc.	70,150	4,425,062
Lincoln National Corp.	57,872	2,937,583
Loews Corp.	80,695	3,504,584
Marsh & McLennan Companies, Inc.	114,065	3,642,095
MBIA, Inc. (b)	47,335	767,774
MetLife, Inc. (b)	158,350	8,582,570
Principal Financial Group, Inc.	57,750	2,644,372
Progressive Corp.	151,040	2,789,709
Prudential Financial, Inc.	97,275	7,170,140
SAFECO Corp.	20,060	1,356,056
Torchmark Corp.	20,030	1,196,592
Travelers Companies, Inc.	134,856	5,955,241
Unum Group	77,225	1,962,287
XL Capital Ltd., Class A (b)	67,750	1,361,775

Insurance Total		83,685,703

Real Estate Investment Trusts (REITs) – 1.2%
Apartment Investment & Management Co., Class A (b)	21,352	756,718
AvalonBay Communities, Inc.	17,200	1,720,000
Boston Properties, Inc.	26,700	2,735,949
Developers Diversified Realty Corp.	26,700	894,717
Equity Residential Property Trust	60,360	2,547,192
General Growth Properties, Inc. (b)	59,600	1,545,428
HCP, Inc.	55,300	2,002,966
Host Hotels & Resorts, Inc.	116,500	1,665,950
Kimco Realty Corp. (b)	56,600	2,102,124
Plum Creek Timber Co., Inc. (b)	38,170	1,893,995
ProLogis	58,495	2,518,795
Public Storage, Inc.	27,500	2,428,800
Simon Property Group, Inc.	50,125	4,755,860
Vornado Realty Trust	30,100	2,993,746

Real Estate Investment Trusts (REITs) Total		30,562,240

Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc., Class A (a)(b)	38,800	507,116

Real Estate Management & Development Total		507,116

	Shares	Value ($)
Thrifts & Mortgage Finance – 0.3%
Fannie Mae (b)	237,315	1,623,235
Freddie Mac (b)	144,230	650,477
Hudson City Bancorp, Inc.	115,800	2,135,352
MGIC Investment Corp. (b)	27,915	234,765
Sovereign Bancorp, Inc. (b)	106,818	1,031,862
Washington Mutual, Inc. (b)	330,797	1,339,728

Thrifts & Mortgage Finance Total		7,015,419

Financials Total		377,838,682

Health Care – 12.3%
Biotechnology – 1.6%
Amgen, Inc. (a)	242,777	15,258,534
Biogen Idec, Inc. (a)	65,322	3,326,850
Celgene Corp. (a)	97,200	6,735,960
Genzyme Corp. (a)	59,580	4,665,114
Gilead Sciences, Inc. (a)	205,680	10,835,222

Biotechnology Total		40,821,680

Health Care Equipment & Supplies – 2.2%
Baxter International, Inc.	139,855	9,476,575
Becton, Dickinson & Co.	54,380	4,751,724
Boston Scientific Corp. (a)	300,287	3,771,605
C.R. Bard, Inc.	22,155	2,070,385
Covidien Ltd.	111,376	6,022,100
Hospira, Inc. (a)(b)	35,432	1,430,036
Intuitive Surgical, Inc. (a)	8,600	2,539,322
Medtronic, Inc.	250,430	13,673,478
St. Jude Medical, Inc. (a)	75,550	3,462,456
Stryker Corp.	53,300	3,581,227
Varian Medical Systems, Inc. (a)	28,000	1,768,480
Zimmer Holdings, Inc. (a)	51,605	3,735,686

Health Care Equipment & Supplies Total		56,283,074

Health Care Providers & Services – 1.9%
Aetna, Inc.	108,100	4,663,434
AmerisourceBergen Corp.	35,860	1,470,619
Cardinal Health, Inc.	79,560	4,374,209
CIGNA Corp.	62,605	2,621,897
Coventry Health Care, Inc. (a)	33,850	1,185,427
DaVita, Inc. (a)	23,400	1,342,926
Express Scripts, Inc. (a)	56,000	4,110,960
Humana, Inc. (a)	37,740	1,751,136
Laboratory Corp. of America Holdings (a)(b)	24,810	1,814,852
McKesson Corp.	61,800	3,570,804
Medco Health Solutions, Inc. (a)	112,942	5,291,333
Patterson Companies, Inc. (a)	27,100	881,834
Quest Diagnostics, Inc.	35,230	1,904,181
Tenet Healthcare Corp. (a)(b)	106,792	643,956

See Accompanying Notes to Financial Statements.

18

Columbia Large Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	274,040	8,344,518
WellPoint, Inc. (a)	117,380	6,196,490

Health Care Providers & Services Total		50,168,576

Health Care Technology – 0.0%
IMS Health, Inc.	40,400	897,688

Health Care Technology Total		897,688

Life Sciences Tools & Services – 0.4%
Applied Biosystems, Inc.	37,595	1,371,842
Millipore Corp. (a)	12,295	922,248
PerkinElmer, Inc.	26,435	751,018
Thermo Fisher Scientific, Inc. (a)	93,305	5,650,551
Waters Corp. (a)	22,345	1,525,046

Life Sciences Tools & Services Total		10,220,705

Pharmaceuticals – 6.2%
Abbott Laboratories	344,125	19,763,099
Allergan, Inc.	68,620	3,833,799
Barr Pharmaceuticals, Inc. (a)	24,100	1,627,714
Bristol-Myers Squibb Co.	441,445	9,420,436
Eli Lilly & Co.	220,555	10,288,891
Forest Laboratories, Inc. (a)	67,920	2,424,065
Johnson & Johnson	628,405	44,258,564
King Pharmaceuticals, Inc. (a)	55,015	629,372
Merck & Co., Inc.	478,675	17,074,337
Mylan Laboratories, Inc. (a)(b)	67,845	874,522
Pfizer, Inc.	1,508,575	28,828,868
Schering-Plough Corp.	361,575	7,014,555
Watson Pharmaceuticals, Inc. (a)	23,305	706,375
Wyeth	297,290	12,866,711

Pharmaceuticals Total		159,611,308

Health Care Total		318,003,031

Industrials – 11.1%
Aerospace & Defense – 2.7%
Boeing Co.	167,565	10,985,561
General Dynamics Corp.	88,820	8,198,086
Goodrich Corp.	27,920	1,430,900
Honeywell International, Inc.	165,345	8,295,359
L-3 Communications Holdings, Inc.	27,320	2,839,641
Lockheed Martin Corp.	75,305	8,768,514
Northrop Grumman Corp.	76,313	5,254,150
Precision Castparts Corp.	31,100	3,211,386
Raytheon Co.	94,290	5,656,457
Rockwell Collins, Inc.	35,830	1,884,300

	Shares	Value ($)
United Technologies Corp.	217,000	14,233,030

Aerospace & Defense Total		70,757,384

Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc. (b)	38,100	1,985,391
Expeditors International Washington, Inc.	47,600	1,717,884
FedEx Corp.	69,190	5,730,316
United Parcel Service, Inc., Class B	227,615	14,594,674

Air Freight & Logistics Total		24,028,265

Airlines – 0.1%
Southwest Airlines Co. (b)	163,150	2,484,774

Airlines Total		2,484,774

Building Products – 0.1%
Masco Corp.	80,685	1,537,856

Building Products Total		1,537,856

Commercial Services & Supplies – 0.5%
Allied Waste Industries, Inc. (a)	75,245	1,011,293
Avery Dennison Corp.	23,730	1,144,735
Cintas Corp.	29,150	897,820
Equifax, Inc.	28,885	1,020,507
Monster Worldwide, Inc. (a)(b)	27,695	541,160
Pitney Bowes, Inc.	46,265	1,579,950
R.R. Donnelley & Sons Co.	47,325	1,319,421
Robert Half International, Inc.	35,390	905,984
Waste Management, Inc.	109,410	3,849,044

Commercial Services & Supplies Total		12,269,914

Construction & Engineering – 0.2%
Fluor Corp.	39,630	3,175,552
Jacobs Engineering Group, Inc. (a)	27,200	2,007,904

Construction & Engineering Total		5,183,456

Electrical Equipment – 0.5%
Cooper Industries Ltd., Class A (b)	38,830	1,849,861
Emerson Electric Co.	174,090	8,147,412
Rockwell Automation, Inc.	32,705	1,544,003

Electrical Equipment Total		11,541,276

Industrial Conglomerates – 3.1%
3M Co.	157,030	11,243,348
General Electric Co. (e)	2,222,640	62,456,184
Textron, Inc.	55,570	2,283,927
Tyco International Ltd.	107,576	4,612,859

Industrial Conglomerates Total		80,596,318

See Accompanying Notes to Financial Statements.

19

Columbia Large Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Machinery – 1.8%
Caterpillar, Inc.	137,040	9,692,839
Cummins, Inc.	45,280	2,950,445
Danaher Corp.	56,760	4,629,913
Deere & Co.	96,060	6,778,954
Dover Corp.	42,260	2,086,799
Eaton Corp.	36,700	2,685,706
Illinois Tool Works, Inc.	88,570	4,393,958
Ingersoll-Rand Co., Ltd., Class A	70,820	2,615,383
ITT Corp.	40,530	2,583,787
Manitowoc Co., Inc. (b)	29,000	730,220
Paccar, Inc.	81,392	3,504,740
Pall Corp.	26,770	1,087,130
Parker Hannifin Corp.	37,392	2,395,705
Terex Corp. (a)	22,400	1,126,496

Machinery Total		47,262,075

Road & Rail – 1.1%
Burlington Northern Santa Fe Corp.	65,340	7,017,516
CSX Corp.	90,250	5,837,370
Norfolk Southern Corp.	83,780	6,160,344
Ryder System, Inc.	12,860	829,727
Union Pacific Corp.	115,190	9,664,441

Road & Rail Total		29,509,398

Trading Companies & Distributors – 0.1%
W.W. Grainger, Inc. (b)	14,515	1,306,785

Trading Companies & Distributors Total		1,306,785

Industrials Total		286,477,501

Information Technology – 16.0%
Communications Equipment – 2.6%
Ciena Corp. (a)	20,118	349,651
Cisco Systems, Inc. (a)	1,317,250	31,679,862
Corning, Inc.	351,160	7,212,826
JDS Uniphase Corp. (a)(b)	51,255	520,751
Juniper Networks, Inc. (a)	117,100	3,009,470
Motorola, Inc.	502,880	4,737,130
QUALCOMM, Inc.	360,940	19,003,491
Tellabs, Inc. (a)(b)	88,650	461,866

Communications Equipment Total		66,975,047

Computers & Peripherals – 4.6%
Apple, Inc. (a)	196,590	33,327,903
Dell, Inc. (a)	450,625	9,792,081
EMC Corp. (a)	460,970	7,043,622
Hewlett-Packard Co.	549,966	25,804,405
International Business Machines Corp.	306,300	37,285,899

	Shares	Value ($)
Lexmark International, Inc., Class A (a)	19,585	704,472
NetApp, Inc. (a)	76,600	1,951,768
QLogic Corp. (a)	29,580	552,554
SanDisk Corp. (a)(b)	50,100	724,446
Seagate Technology, Inc., Escrow Shares (f)	64,266	643
Sun Microsystems, Inc. (a)	174,326	1,568,934
Teradata Corp. (a)	40,100	985,257

Computers & Peripherals Total		119,741,984

Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc. (a)	80,335	2,792,444
Jabil Circuit, Inc. (b)	46,595	785,592
Molex, Inc. (b)	31,065	749,288
Tyco Electronics Ltd.	106,576	3,507,416

Electronic Equipment & Instruments Total		7,834,740

Internet Software & Services – 1.5%
Akamai Technologies, Inc. (a)	37,500	858,750
eBay, Inc. (a)	246,470	6,144,497
Google, Inc., Class A (a)	51,800	23,998,422
VeriSign, Inc. (a)	43,400	1,387,498
Yahoo!, Inc. (a)	306,810	5,945,978

Internet Software & Services Total		38,335,145

IT Services – 1.0%
Affiliated Computer Services, Inc., Class A (a)	21,510	1,145,192
Automatic Data Processing, Inc.	115,625	5,131,437
Cognizant Technology Solutions Corp., Class A (a)	64,400	1,888,208
Computer Sciences Corp. (a)	33,720	1,585,852
Convergys Corp. (a)	27,525	405,994
Fidelity National Information Services, Inc.	38,300	836,855
Fiserv, Inc. (a)	36,520	1,893,927
MasterCard, Inc., Class A	16,200	3,929,310
Paychex, Inc. (b)	71,560	2,438,765
Total System Services, Inc.	44,200	880,464
Unisys Corp. (a)	79,395	324,726
Western Union Co.	165,045	4,558,543

IT Services Total		25,019,273

Office Electronics – 0.1%
Xerox Corp.	200,525	2,793,313

Office Electronics Total		2,793,313

See Accompanying Notes to Financial Statements.

20

Columbia Large Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Semiconductors & Semiconductor Equipment – 2.4%
Advanced Micro Devices, Inc. (a)(b)	135,255	850,754
Altera Corp.	66,875	1,514,050
Analog Devices, Inc.	64,675	1,808,313
Applied Materials, Inc.	302,255	5,416,409
Broadcom Corp., Class A (a)	99,750	2,399,985
Intel Corp.	1,277,275	29,211,279
KLA-Tencor Corp. (b)	37,945	1,406,242
Linear Technology Corp.	49,440	1,613,722
LSI Logic Corp. (a)	142,140	945,231
MEMC Electronic Materials, Inc. (a)	50,800	2,493,772
Microchip Technology, Inc.	41,200	1,318,812
Micron Technology, Inc. (a)(b)	169,655	719,337
National Semiconductor Corp.	48,160	1,032,069
Novellus Systems, Inc. (a)	22,285	505,201
NVIDIA Corp. (a)	123,720	1,563,821
Teradyne, Inc. (a)	38,270	357,059
Texas Instruments, Inc.	294,970	7,229,715
Xilinx, Inc.	62,235	1,616,865

Semiconductors & Semiconductor Equipment Total		62,002,636

Software – 3.5%
Adobe Systems, Inc. (a)	118,570	5,078,353
Autodesk, Inc. (a)	49,890	1,772,592
BMC Software, Inc. (a)	42,600	1,387,056
CA, Inc.	87,104	2,082,657
Citrix Systems, Inc. (a)	40,905	1,238,194
Compuware Corp. (a)	58,390	667,398
Electronic Arts, Inc. (a)	70,990	3,465,022
Intuit, Inc. (a)	71,540	2,151,208
Microsoft Corp.	1,786,020	48,740,486
Novell, Inc. (a)	78,865	507,102
Oracle Corp. (a)	884,565	19,398,510
Symantec Corp. (a)	187,330	4,179,332

Software Total		90,667,910

Information Technology Total		413,370,048

Materials – 3.6%
Chemicals – 2.1%
Air Products & Chemicals, Inc.	47,015	4,318,328
Ashland, Inc.	12,450	509,579
CF Industries Holdings, Inc.	12,600	1,920,240
Dow Chemical Co.	207,525	7,082,828
E.I. Du Pont de Nemours & Co.	200,895	8,927,774
Eastman Chemical Co. (b)	16,950	1,022,424
Ecolab, Inc.	39,125	1,789,577
Hercules, Inc.	25,270	544,568

	Shares	Value ($)
International Flavors & Fragrances, Inc.	17,990	723,378
Monsanto Co.	122,344	13,977,802
PPG Industries, Inc.	36,605	2,300,990
Praxair, Inc.	69,805	6,271,281
Rohm and Haas Co.	27,995	2,101,025
Sigma-Aldrich Corp.	28,700	1,629,012

Chemicals Total		53,118,806

Construction Materials – 0.1%
Vulcan Materials Co. (b)	24,355	1,822,728

Construction Materials Total		1,822,728

Containers & Packaging – 0.1%
Ball Corp.	21,755	998,990
Bemis Co., Inc. (b)	22,205	619,964
Pactiv Corp. (a)	29,150	783,260
Sealed Air Corp.	35,730	865,738

Containers & Packaging Total		3,267,952

Metals & Mining – 1.1%
AK Steel Holding Corp.	25,000	1,315,250
Alcoa, Inc.	181,760	5,839,949
Allegheny Technologies, Inc. (b)	22,540	1,104,460
Freeport-McMoRan Copper & Gold, Inc.	85,410	7,628,821
Newmont Mining Corp.	101,200	4,564,120
Nucor Corp.	69,880	3,668,700
Titanium Metals Corp. (b)	21,800	314,138
United States Steel Corp.	26,270	3,495,749

Metals & Mining Total		27,931,187

Paper & Forest Products – 0.2%
International Paper Co.	95,395	2,580,435
MeadWestvaco Corp. (b)	38,695	1,024,643
Weyerhaeuser Co.	47,155	2,616,631

Paper & Forest Products Total		6,221,709

Materials Total		92,362,382

Telecommunication Services – 3.1%
Diversified Telecommunication Services – 2.7%
AT&T, Inc.	1,324,820	42,380,992
CenturyTel, Inc.	23,535	909,157
Embarq Corp.	32,857	1,549,536
Frontier Communications Corp. (b)	72,295	908,748
Qwest Communications International, Inc. (b)	339,285	1,282,497
Verizon Communications, Inc.	635,695	22,325,609
Windstream Corp.	99,780	1,239,268

Diversified Telecommunication Services Total		70,595,807

See Accompanying Notes to Financial Statements.

21

Columbia Large Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Telecommunication Services (continued)
Wireless Telecommunication Services – 0.4%
American Tower Corp., Class A (a)	88,400	3,653,572
Sprint Nextel Corp.	635,745	5,543,696

Wireless Telecommunication Services Total		9,197,268

Telecommunication Services Total		79,793,075

Utilities – 3.5%
Electric Utilities – 2.1%
Allegheny Energy, Inc.	37,490	1,699,422
American Electric Power Co., Inc.	89,515	3,494,666
Duke Energy Corp.	281,987	4,917,853
Edison International (b)	72,630	3,335,170
Entergy Corp.	42,685	4,413,202
Exelon Corp.	146,250	11,109,150
FirstEnergy Corp.	68,005	4,939,883
FPL Group, Inc.	91,030	5,467,262
Pepco Holdings, Inc.	44,900	1,138,215
Pinnacle West Capital Corp.	22,455	790,191
PPL Corp.	83,190	3,641,226
Progress Energy, Inc.	58,230	2,543,486
Southern Co.	171,115	6,418,524

Electric Utilities Total		53,908,250

Gas Utilities – 0.1%
Nicor, Inc. (b)	10,045	460,965
Questar Corp.	38,600	2,002,954

Gas Utilities Total		2,463,919

Independent Power Producers & Energy Traders – 0.2%
AES Corp. (a)	149,810	2,286,101
Constellation Energy Group, Inc.	39,755	2,652,056
Dynegy, Inc. (a)	110,820	660,487

Independent Power Producers & Energy Traders Total		5,598,644

Multi-Utilities – 1.1%
Ameren Corp.	46,685	1,954,234
CenterPoint Energy, Inc.	73,250	1,163,210
CMS Energy Corp.	50,225	681,553
Consolidated Edison, Inc. (b)	60,780	2,485,902
Dominion Resources, Inc.	128,890	5,610,582
DTE Energy Co.	36,355	1,532,727
Integrys Energy Group, Inc. (b)	16,999	888,538
NiSource, Inc.	61,120	1,007,258
PG&E Corp.	79,675	3,292,968
Public Service Enterprise Group, Inc.	113,380	4,622,502
Sempra Energy	55,840	3,234,253

	Shares	Value ($)
TECO Energy, Inc. (b)	47,010	838,658
Xcel Energy, Inc.	96,105	1,971,113

Multi-Utilities Total		29,283,498

Utilities Total		91,254,311

Total Common Stocks (Cost of $1,902,338,811)		2,500,069,663

Securities Lending Collateral – 3.9%
State Street Navigator Securities Lending Prime Portfolio (g) (7 day yield of 2.626%)	101,772,192	101,772,192

Total Securities Lending Collateral (Cost of $101,772,192)		101,772,192

	Par ($)
Short-Term Obligation – 3.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due 09/02/08 at 2.000%, collateralized by U.S. Government Agency Obligations with various maturities 11/16/12, market value $78,153,556 (repurchase proceeds $76,636,026)	76,619,000	76,619,000

Total Short-Term Obligation (Cost of $76,619,000)		76,619,000

Total Investments – 103.7% (Cost of $2,080,730,003) (h)		2,678,460,855

Obligation to Return Collateral for Securities Loaned – (3.9)%		(101,772,192)

Other Assets & Liabilities, Net – 0.2%		6,723,639

Net Assets – 100.0%		2,583,412,302

See Accompanying Notes to Financial Statements.

22

Columbia Large Cap Index Fund

August 31, 2008 (Unaudited)

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at August 31, 2008. The total market value of securities on loan at August 31, 2008 is $98,484,598.

(c)	The issuer filed for bankruptcy protection under Chapter 11 on September 15, 2008.

(d)	Investments in affiliates during the six months ended August 31, 2008:

Security name:	Bank of America Corp.
Shares as of 02/29/08:	923,134
Shares purchased:	69,800
Shares sold:	(1)
Shares from merger:	21,936
Shares as of 08/31/08:	1,014,869
Net realized loss:	$ (14)
Dividend income earned:	$ 1,223,148
Value at end of period:	$31,603,021

(e)	A portion of this security with a market value of $7,025,000 is pledged as collateral for open futures contracts.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $2,080,730,003.

At August 31, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	16.0
Financials	14.6
Energy	13.4
Health Care	12.3
Industrials	11.1
Consumer Staples	11.0
Consumer Discretionary	8.2
Materials	3.6
Utilities	3.5
Telecommunication Services	3.1

96.8
Security Lending Collateral	3.9
Short-Term Obligation	3.0
Obligation to Return Collateral for Securities Loaned	(3.9)
Other Assets & Liabilities, Net	0.2

100.0

At August 31, 2008 the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index	253	$81,124,450	$82,969,567	Sept-2008	$(1,845,117)

See Accompanying Notes to Financial Statements.

23

Investment Portfolio – Columbia Large Cap Enhanced Core Fund

August 31, 2008 (Unaudited)

Common Stocks – 99.0%

	Shares	Value ($)
Consumer Discretionary – 8.3%
Auto Components – 0.0%
Goodyear Tire & Rubber Co. (a)	800	15,688

Auto Components Total		15,688

Automobiles – 0.1%
Ford Motor Co. (a)	246,300	1,098,498

Automobiles Total		1,098,498

Diversified Consumer Services – 0.8%
Apollo Group, Inc., Class A (a)	17,000	1,082,560
H&R Block, Inc.	177,100	4,523,134

Diversified Consumer Services Total		5,605,694

Hotels, Restaurants & Leisure – 1.2%
Carnival Corp. (b)	21,200	785,672
Darden Restaurants, Inc.	27,000	790,830
International Game Technology, Inc.	6,700	143,581
McDonald’s Corp.	52,800	3,273,600
Wyndham Worldwide Corp.	131,500	2,535,320
Yum! Brands, Inc.	31,900	1,138,192

Hotels, Restaurants & Leisure Total		8,667,195

Leisure Equipment & Products – 0.3%
Hasbro, Inc.	64,100	2,397,340

Leisure Equipment & Products Total		2,397,340

Media – 2.1%
CBS Corp., Class B	29,500	477,310
Comcast Corp., Class A	65,900	1,395,762
DIRECTV Group, Inc. (a)	79,800	2,251,158
Gannett Co., Inc.	150,000	2,668,500
News Corp., Class A	66,000	934,560
Time Warner, Inc.	315,700	5,168,009
Viacom, Inc., Class B (a)	20,700	610,236
Walt Disney Co.	52,000	1,682,200

Media Total		15,187,735

Multiline Retail – 0.2%
Macy’s, Inc.	56,200	1,170,084

Multiline Retail Total		1,170,084

Specialty Retail – 2.9%
Abercrombie & Fitch Co., Class A (b)	35,600	1,867,220
AutoNation, Inc. (a)(b)	80,600	914,810
Autozone, Inc. (a)	6,000	823,380
Best Buy Co., Inc.	90,200	4,038,254
Gap, Inc.	189,300	3,681,885
Home Depot, Inc.	140,500	3,810,360
Lowe’s Companies, Inc.	111,400	2,744,896

	Shares	Value ($)
Staples, Inc.	28,300	684,860
TJX Companies, Inc.	52,400	1,898,976

Specialty Retail Total		20,464,641

Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc. (a)	144,900	4,200,651
NIKE, Inc., Class B	13,700	830,357

Textiles, Apparel & Luxury Goods Total		5,031,008

Consumer Discretionary Total		59,637,883

Consumer Staples – 11.3%
Beverages – 2.3%
Coca-Cola Co.	131,500	6,847,205
Coca-Cola Enterprises, Inc.	68,400	1,167,588
Molson Coors Brewing Co., Class B	600	28,590
Pepsi Bottling Group, Inc.	22,200	656,676
PepsiCo, Inc.	109,900	7,525,952

Beverages Total		16,226,011

Food & Staples Retailing – 1.8%
CVS Caremark Corp.	47,400	1,734,840
Kroger Co.	33,400	922,508
Safeway, Inc.	16,700	439,878
SUPERVALU, Inc. (b)	111,500	2,585,685
Wal-Mart Stores, Inc.	123,900	7,318,773

Food & Staples Retailing Total		13,001,684

Food Products – 0.9%
Archer-Daniels-Midland Co.	76,800	1,955,328
General Mills, Inc.	14,700	972,846
H.J. Heinz Co.	1,800	90,576
Kellogg Co.	10,400	566,176
Kraft Foods, Inc., Class A	81,200	2,558,612

Food Products Total		6,143,538

Household Products – 3.2%
Clorox Co.	29,400	1,737,540
Colgate-Palmolive Co.	42,300	3,216,069
Kimberly-Clark Corp.	84,000	5,181,120
Procter & Gamble Co.	184,400	12,865,588

Household Products Total		23,000,317

Personal Products – 0.8%
Avon Products, Inc.	39,900	1,708,917
Estee Lauder Companies, Inc., Class A	81,300	4,046,301

Personal Products Total		5,755,218

Tobacco – 2.3%
Altria Group, Inc.	353,900	7,442,517
Philip Morris International, Inc.	142,800	7,668,360

See Accompanying Notes to Financial Statements.

24

Columbia Large Cap Enhanced Core Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Consumer Staples (continued)
Tobacco (continued)
Reynolds American, Inc.	30,800	1,631,784

Tobacco Total		16,742,661

Consumer Staples Total		80,869,429

Energy – 13.8%
Energy Equipment & Services – 1.2%
BJ Services Co.	64,600	1,734,510
ENSCO International, Inc.	10,800	732,024
Halliburton Co.	25,000	1,098,500
Nabors Industries Ltd. (a)	37,100	1,320,760
Noble Corp.	39,300	1,976,397
Schlumberger Ltd.	12,200	1,149,484
Transocean, Inc. (a)	5,800	737,760

Energy Equipment & Services Total		8,749,435

Oil, Gas & Consumable Fuels – 12.6%
Anadarko Petroleum Corp.	8,900	549,397
Apache Corp.	55,100	6,302,338
Chevron Corp.	159,700	13,785,304
ConocoPhillips	121,600	10,033,216
Devon Energy Corp.	37,800	3,857,490
EOG Resources, Inc.	33,800	3,529,396
Exxon Mobil Corp.	355,300	28,427,553
Hess Corp.	39,300	4,115,103
Marathon Oil Corp.	17,000	766,190
Murphy Oil Corp.	29,400	2,308,782
Noble Energy, Inc.	33,000	2,367,090
Occidental Petroleum Corp.	96,900	7,689,984
Southwestern Energy Co. (a)	32,800	1,258,536
Valero Energy Corp.	76,800	2,669,568
XTO Energy, Inc.	37,600	1,895,416

Oil, Gas & Consumable Fuels Total		89,555,363

Energy Total		98,304,798

Financials – 14.7%
Capital Markets – 5.0%
Ameriprise Financial, Inc.	17,100	768,645
Bank of New York Mellon Corp.	205,300	7,105,433
Charles Schwab Corp.	124,100	2,977,159
Franklin Resources, Inc.	17,500	1,828,750
Goldman Sachs Group, Inc.	39,100	6,411,227
Lehman Brothers Holdings, Inc. (b)(c)	117,000	1,882,530
Morgan Stanley	49,200	2,008,836
Northern Trust Corp.	32,000	2,572,480
State Street Corp.	97,400	6,591,058
T. Rowe Price Group, Inc.	62,900	3,733,744

Capital Markets Total		35,879,862

	Shares	Value ($)
Commercial Banks – 1.3%
PNC Financial Services Group, Inc.	7,000	503,650
Regions Financial Corp. (b)	1,000	9,270
U.S. Bancorp	112,700	3,590,622
Wells Fargo & Co.	178,200	5,394,114

Commercial Banks Total		9,497,656

Consumer Finance – 0.4%
American Express Co.	36,600	1,452,288
Capital One Financial Corp. (b)	30,500	1,346,270

Consumer Finance Total		2,798,558

Diversified Financial Services – 2.6%
Citigroup, Inc.	183,300	3,480,867
CME Group, Inc.	1,400	469,532
JPMorgan Chase & Co.	264,400	10,176,756
Moody’s Corp. (b)	63,900	2,598,174
NYSE Euronext	47,700	1,936,143

Diversified Financial Services Total		18,661,472

Insurance – 2.9%
AFLAC, Inc.	31,000	1,757,700
Allstate Corp.	23,400	1,056,042
American International Group, Inc.	166,700	3,582,383
Assurant, Inc.	300	17,529
Chubb Corp.	13,900	667,339
Genworth Financial, Inc., Class A	27,300	438,165
Hartford Financial Services Group, Inc.	28,700	1,810,396
Lincoln National Corp.	1,100	55,836
Loews Corp.	44,800	1,945,664
MetLife, Inc.	71,700	3,886,140
Principal Financial Group, Inc.	7,400	338,846
Prudential Financial, Inc.	40,500	2,985,255
Travelers Companies, Inc.	52,800	2,331,648

Insurance Total		20,872,943

Real Estate Investment Trusts (REITs) – 2.4%
AvalonBay Communities, Inc.	2,700	270,000
Equity Residential Property Trust	43,300	1,827,260
Host Hotels & Resorts, Inc. (b)	184,300	2,635,490
Kimco Realty Corp. (b)	10,900	404,826
ProLogis	133,900	5,765,734
Public Storage, Inc.	33,500	2,958,720
Simon Property Group, Inc.	30,200	2,865,376

Real Estate Investment Trusts (REITs) Total		16,727,406

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	26,300	484,972

Thrifts & Mortgage Finance Total		484,972

Financials Total		104,922,869

See Accompanying Notes to Financial Statements.

25

Columbia Large Cap Enhanced Core Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care – 12.7%
Biotechnology – 2.5%
Amgen, Inc. (a)	107,700	6,768,945
Biogen Idec, Inc. (a)	22,100	1,125,553
Celgene Corp. (a)	6,100	422,730
Genzyme Corp. (a)	29,700	2,325,510
Gilead Sciences, Inc. (a)	129,300	6,811,524

Biotechnology Total		17,454,262

Health Care Equipment & Supplies – 3.7%
Baxter International, Inc.	40,700	2,757,832
Becton, Dickinson & Co.	39,000	3,407,820
Boston Scientific Corp. (a)	619,200	7,777,152
C.R. Bard, Inc.	8,700	813,015
Covidien Ltd.	38,100	2,060,067
Hospira, Inc. (a)	88,800	3,583,968
Medtronic, Inc.	65,100	3,554,460
St. Jude Medical, Inc. (a)	27,500	1,260,325
Zimmer Holdings, Inc. (a)	15,100	1,093,089

Health Care Equipment & Supplies Total		26,307,728

Health Care Providers & Services – 0.4%
Aetna, Inc.	12,600	543,564
UnitedHealth Group, Inc.	32,900	1,001,805
WellPoint, Inc. (a)	22,500	1,187,775

Health Care Providers & Services Total		2,733,144

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc. (a)	40,400	2,446,624

Life Sciences Tools & Services Total		2,446,624

Pharmaceuticals – 5.8%
Abbott Laboratories	45,800	2,630,294
Bristol-Myers Squibb Co.	48,200	1,028,588
Eli Lilly & Co.	97,700	4,557,705
Forest Laboratories, Inc. (a)	16,900	603,161
Johnson & Johnson	177,300	12,487,239
King Pharmaceuticals, Inc. (a)	19,900	227,656
Merck & Co., Inc.	138,300	4,933,161
Pfizer, Inc.	578,200	11,049,402
Watson Pharmaceuticals, Inc. (a)	3,200	96,992
Wyeth	93,900	4,063,992

Pharmaceuticals Total		41,678,190

Health Care Total		90,619,948

Industrials – 11.3%
Aerospace & Defense – 2.7%
Boeing Co.	122,200	8,011,432
Goodrich Corp.	13,200	676,500
Honeywell International, Inc.	43,700	2,192,429
Lockheed Martin Corp.	100	11,644

	Shares	Value ($)
Northrop Grumman Corp.	59,600	4,103,460
Raytheon Co.	2,700	161,973
United Technologies Corp.	59,200	3,882,928

Aerospace & Defense Total		19,040,366

Air Freight & Logistics – 1.3%
C.H. Robinson Worldwide, Inc. (b)	28,400	1,479,924
FedEx Corp.	62,600	5,184,532
United Parcel Service, Inc., Class B	35,400	2,269,848

Air Freight & Logistics Total		8,934,304

Commercial Services & Supplies – 0.4%
R.R. Donnelley & Sons Co.	111,500	3,108,620
Waste Management, Inc.	900	31,662

Commercial Services & Supplies Total		3,140,282

Construction & Engineering – 0.8%
Fluor Corp. (b)	60,900	4,879,917
Jacobs Engineering Group, Inc. (a)	13,800	1,018,716

Construction & Engineering Total		5,898,633

Electrical Equipment – 0.0% (a)
Emerson Electric Co.	2,300	107,640

Electrical Equipment Total		107,640

Industrial Conglomerates – 2.2%
3M Co.	42,400	3,035,840
General Electric Co. (d)	422,700	11,877,870
Textron, Inc.	22,000	904,200

Industrial Conglomerates Total		15,817,910

Machinery – 0.7%
Caterpillar, Inc.	33,400	2,362,382
Deere & Co.	8,900	628,073
Eaton Corp.	900	65,862
Ingersoll-Rand Co., Ltd., Class A	300	11,079
Manitowoc Co., Inc. (b)	36,500	919,070
Terex Corp. (a)	21,100	1,061,119

Machinery Total		5,047,585

Road & Rail – 3.2%
Burlington Northern Santa Fe Corp.	37,300	4,006,020
CSX Corp.	43,600	2,820,048
Norfolk Southern Corp.	50,300	3,698,559
Ryder System, Inc.	143,100	9,232,812
Union Pacific Corp.	33,900	2,844,210

Road & Rail Total		22,601,649

Industrials Total		80,588,369

Information Technology – 16.6%
Communications Equipment – 2.1%
Cisco Systems, Inc. (a)	436,600	10,500,230
Corning, Inc.	400	8,216
QUALCOMM, Inc.	85,800	4,517,370

Communications Equipment Total		15,025,816

See Accompanying Notes to Financial Statements.

26

Columbia Large Cap Enhanced Core Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Computers & Peripherals – 4.4%
Apple, Inc. (a)	30,300	5,136,759
Dell, Inc. (a)	114,300	2,483,739
Hewlett-Packard Co.	195,600	9,177,552
International Business Machines Corp.	97,900	11,917,367
Lexmark International, Inc., Class A (a)	50,600	1,820,082
Seagate Technology, Inc., Escrow Shares (e)	97,200	972
Sun Microsystems, Inc. (a)	101,700	915,300

Computers & Peripherals Total		31,451,771

Electronic Equipment & Instruments – 0.1%
Tyco Electronics Ltd.	17,000	559,470

Electronic Equipment & Instruments Total		559,470

Internet Software & Services – 2.0%
eBay, Inc. (a)	187,100	4,664,403
Google, Inc., Class A (a)	9,400	4,354,926
Yahoo!, Inc. (a)	262,000	5,077,560

Internet Software & Services Total		14,096,889

IT Services – 0.4%
Computer Sciences Corp. (a)	23,500	1,105,205
Mastercard, Inc., Class A	8,600	2,085,930

IT Services Total		3,191,135

Semiconductors & Semiconductor Equipment – 2.7%
Applied Materials, Inc.	46,100	826,112
Intel Corp.	467,100	10,682,577
LSI Logic Corp. (a)	192,000	1,276,800
MEMC Electronic Materials, Inc. (a)	19,100	937,619
Micron Technology, Inc. (a)(b)	3,000	12,720
Texas Instruments, Inc.	232,600	5,701,026

Semiconductors & Semiconductor Equipment Total		19,436,854

Software – 4.9%
Autodesk, Inc. (a)	9,400	333,982
BMC Software, Inc. (a)	54,900	1,787,544
CA, Inc.	61,800	1,477,638
Intuit, Inc. (a)	2,200	66,154
Microsoft Corp. (d)	718,100	19,596,949
Oracle Corp. (a)	322,500	7,072,425
Symantec Corp. (a)	209,400	4,671,714

Software Total		35,006,406

Information Technology Total		118,768,341

	Shares	Value ($)
Materials – 3.7%
Chemicals – 2.2%
Dow Chemical Co.	141,200	4,819,156
E.I. Du Pont de Nemours & Co.	89,800	3,990,712
Eastman Chemical Co. (b)	47,500	2,865,200
Monsanto Co.	31,600	3,610,300
Praxair, Inc.	200	17,968

Chemicals Total		15,303,336

Metals & Mining – 1.5%
Alcoa, Inc.	32,600	1,047,438
Allegheny Technologies, Inc.	1,600	78,400
Freeport-McMoRan Copper & Gold, Inc.	42,600	3,805,032
Nucor Corp.	79,300	4,163,250
United States Steel Corp.	13,800	1,836,366

Metals & Mining Total		10,930,486

Materials Total		26,233,822

Telecommunication Services – 3.1%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	425,800	13,621,342
Embarq Corp.	3,100	146,196
Qwest Communications International, Inc.	23,500	88,830
Verizon Communications, Inc.	194,500	6,830,840

Diversified Telecommunication Services Total		20,687,208

Wireless Telecommunication Services – 0.2%
American Tower Corp., Class A (a)	15,100	624,083
Sprint Nextel Corp.	68,900	600,808

Wireless Telecommunication Services Total		1,224,891

Telecommunication Services Total		21,912,099

Utilities – 3.5%
Electric Utilities – 2.6%
American Electric Power Co., Inc.	97,600	3,810,304
Duke Energy Corp.	90,400	1,576,576
Edison International	91,800	4,215,456
Entergy Corp.	11,100	1,147,629
Exelon Corp.	47,100	3,577,716
FirstEnergy Corp.	23,700	1,721,568
FPL Group, Inc.	500	30,030
Pepco Holdings, Inc.	103,200	2,616,120
Southern Co.	1,000	37,510

Electric Utilities Total		18,732,909

See Accompanying Notes to Financial Statements.

27

Columbia Large Cap Enhanced Core Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Utilities (continued)
Gas Utilities – 0.7%
Questar Corp.	90,900	4,716,801

Gas Utilities Total		4,716,801

Independent Power Producers & Energy Traders – 0.0%
Constellation Energy Group, Inc.	200	13,342

Independent Power Producers & Energy Traders Total		13,342

Multi-Utilities – 0.2%
CMS Energy Corp.	38,800	526,516
NiSource, Inc. (b)	71,000	1,170,080
PG&E Corp.	800	33,064

Multi-Utilities Total		1,729,660

Utilities Total		25,192,712

Total Common Stocks (Cost of $661,195,279)		707,050,270

Securities Lending Collateral – 2.2%
State Street Navigator Securities Lending Prime Portfolio (f) (7 day yield of 2.626%)	15,918,332	15,918,332

Total Securities Lending Collateral (Cost of $15,918,332)		15,918,332

	Par ($)
Short-Term Obligation – 0.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due on 09/02/08, at 2.000%, collateralized by a U.S. Government Agency Obligation maturing 05/15/12, market value of $5,515,338 (repurchase proceeds $5,407,201)	5,406,000	5,406,000

Total Short-Term Obligation (Cost of $5,406,000)		5,406,000

Total Investments – 102.0% (Cost of $682,519,611) (g)		728,374,602

Obligation to Return Collateral for Securities Loaned – (2.2)%		(15,918,332)

Other Assets & Liabilities, Net – 0.2%		1,565,198

Net Assets – 100.0%		714,021,468

See Accompanying Notes to Financial Statements.

28

Columbia Large Cap Enhanced Core Fund

August 31, 2008 (Unaudited)

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at August 31, 2008. The total market value of securities on loan at August 31, 2008 is $15,486,100.

(c)	The issuer filed for bankruptcy protection under Chapter 11 on September 15, 2008.

(d)	A portion of these securities with a market value of $5,414,700 are pledged as collateral for open futures contracts.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)	Investment made with cash collateral received from securities lending activity.

(g)	Cost for federal income tax purposes is $682,519,611.

At August 31, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	16.6
Financials	14.7
Energy	13.8
Health Care	12.7
Consumer Staples	11.3
Industrials	11.3
Consumer Discretionary	8.3
Materials	3.7
Utilities	3.5
Telecommunication Services	3.1

99.0
Security Lending Collateral	2.2
Short-Term Obligation	0.8
Obligation to Return Collateral for Securities Loaned	(2.2)
Other Assets & Liabilities, Net	0.2

100.0

At August 31, 2008, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index	23	$7,374,950	$7,380,351	Sept-2008	$(5,401)

Forward foreign currency exchange contracts outstanding on August 31, 2008 were:

Forward Foreign Currency Contracts to Buy	In Exchange For	Aggregate Face Value	Value	Settlement Date	Unrealized Depreciation
AUD	USD	$2,000,000	$1,806,685	09/04/08	$(193,315)
AUD	USD	2,000,000	1,979,031	10/03/08	(20,969)
BRL	USD	2,000,000	1,940,046	09/08/08	(59,954)
CHF 2,115,363	EUR 1,303,592	1,957,310	1,921,142	09/04/08	(36,168)
EUR 1,300,000	CHF 2,115,363	2,026,181	1,906,769	09/04/08	(119,412)
EUR	USD	5,400	5,269	09/04/08	(131)
EUR 1,360,000	JPY 219,395,744	1,999,541	1,991,760	10/03/08	(7,781)
EUR 1,360,000	CHF 2,192,997	1,999,541	1,991,760	10/03/08	(7,781)
GBP	USD	2,000,000	1,838,886	09/04/08	(161,114)
IDR	USD	2,000,000	1,979,008	09/08/08	(20,992)
KRW	USD	2,000,000	1,914,268	09/08/08	(85,732)
MXN	USD	2,000,000	1,937,254	09/05/08	(62,746)
NZD	USD	2,000,000	1,903,820	09/04/08	(96,180)
NZD	USD	2,000,000	1,972,200	10/03/08	(27,800)
RUB	USD	2,000,000	1,903,223	09/08/08	(96,777)
TRY	USD	2,000,000	1,972,617	09/04/08	(27,383)

					$(1,024,235)

See Accompanying Notes to Financial Statements.

29

Columbia Large Cap Enhanced Core Fund

August 31, 2008 (Unaudited)

Forward Foreign Currency Contracts to Sell	In Exchange For	Aggregate Face Value	Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	USD	$1,855,876	$1,806,685	09/04/08	$49,191
AUD	USD	1,864,928	1,806,685	09/04/08	58,243
BRL	USD	1,927,616	1,940,046	09/08/08	(12,430)
CHF 2,115,363	EUR 1,300,000	2,026,181	1,921,141	09/04/08	105,040
CHF 2,192,997	EUR 1,360,000	1,999,541	1,992,324	10/03/08	7,217
EUR 1,303,592	CHF 2,115,363	1,957,310	1,912,038	09/04/08	45,272
GBP	USD	1,930,002	1,838,885	09/04/08	91,117
IDR	USD	1,965,114	1,979,008	09/08/08	(13,894)
JPY 219,395,744	EUR 1,360,000	1,999,541	2,019,681	10/03/08	(20,140)
KRW	USD	1,914,760	1,914,268	09/08/08	492
MXN	USD	1,956,213	1,937,254	09/05/08	18,959
NZD	USD	1,899,867	1,903,820	09/04/08	(3,953)
RUB	USD	1,926,169	1,903,223	09/08/08	22,946
TRY	USD	1,953,118	1,972,617	09/04/08	(19,499)

					$328,561

Acronym	Name
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar

See Accompanying Notes to Financial Statements.

30

Investment Portfolio – Columbia Mid Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks – 98.4%

	Shares	Value ($)
Consumer Discretionary – 12.5%
Auto Components – 0.9%
ArvinMeritor, Inc. (a)	137,950	2,070,629
BorgWarner, Inc.	217,400	8,989,490
Gentex Corp.	267,350	4,258,885
Lear Corp. (b)	144,775	1,818,374
Modine Manufacturing Co. (a)	60,425	955,924

Auto Components Total		18,093,302

Automobiles – 0.1%
Thor Industries, Inc. (a)	64,325	1,478,188

Automobiles Total		1,478,188

Diversified Consumer Services – 1.7%
Career Education Corp. (b)	167,650	3,143,438
Corinthian Colleges, Inc. (a)(b)	159,400	2,115,238
DeVry, Inc.	112,225	5,788,565
ITT Educational Services, Inc. (a)(b)	53,825	4,785,581
Matthews International Corp., Class A	58,400	2,935,184
Regis Corp.	80,575	2,212,590
Service Corp. International/US	488,900	4,991,669
Sotheby’s (a)	126,125	3,397,807
Strayer Education, Inc.	26,600	5,581,744

Diversified Consumer Services Total		34,951,816

Hotels, Restaurants & Leisure – 1.0%
Bob Evans Farms, Inc. (a)	58,025	1,628,762
Boyd Gaming Corp. (a)	105,200	1,282,388
Brinker International, Inc.	189,562	3,586,513
Cheesecake Factory, Inc. (a)(b)	125,600	1,930,472
Chipotle Mexican Grill, Inc., Class A (a)(b)	61,700	4,277,044
International Speedway Corp., Class A	55,925	2,218,545
Life Time Fitness, Inc. (a)(b)	63,600	2,248,260
Scientific Games Corp., Class A (a)(b)	121,400	3,655,354

Hotels, Restaurants & Leisure Total		20,827,338

Household Durables – 1.6%
American Greetings Corp., Class A (a)	91,350	1,468,908
Blyth Industries, Inc.	44,100	697,221
Furniture Brands International, Inc. (a)	91,375	817,806
Hovnanian Enterprises, Inc., Class A (a)(b)	84,750	605,115
M.D.C. Holdings, Inc. (a)	65,900	2,731,555
Mohawk Industries, Inc. (a)(b)	103,750	7,163,938
NVR, Inc. (b)	9,917	5,927,688

	Shares	Value ($)
Ryland Group, Inc. (a)	79,350	1,839,333
Toll Brothers, Inc. (a)(b)	240,750	5,989,860
Tupperware Brands Corp.	116,075	4,146,199

Household Durables Total		31,387,623

Internet & Catalog Retail – 0.5%
NetFlix, Inc. (a)(b)	84,300	2,599,812
Priceline.com, Inc. (b)	72,100	6,703,858

Internet & Catalog Retail Total		9,303,670

Leisure Equipment & Products – 0.1%
Callaway Golf Co. (a)	124,050	1,684,599

Leisure Equipment & Products Total		1,684,599

Media – 1.1%
Belo Corp., Class A	164,600	1,206,518
Dreamworks Animation SKG, Inc., Class A (b)	149,100	4,753,308
Entercom Communications Corp., Class A (a)	49,875	304,736
Harte-Hanks, Inc. (a)	80,425	993,249
John Wiley & Sons, Inc., Class A	84,100	4,001,478
Lamar Advertising Co., Class A (a)(b)	145,300	5,397,895
Lee Enterprises, Inc. (a)	72,250	270,938
Marvel Entertainment, Inc. (a)(b)	91,500	3,099,105
Media General, Inc., Class A (a)	42,850	527,055
Scholastic Corp.	48,800	1,273,680
Valassis Communications, Inc. (b)	89,950	846,429

Media Total		22,674,391

Multiline Retail – 0.5%
99 Cents Only Stores (a)(b)	87,851	752,005
Dollar Tree Stores, Inc. (b)	168,150	6,450,234
Saks, Inc. (a)(b)	268,875	3,065,175

Multiline Retail Total		10,267,414

Specialty Retail – 4.2%
Advance Auto Parts, Inc.	178,400	7,678,336
Aeropostale, Inc. (a)(b)	125,325	4,368,829
American Eagle Outfitters, Inc.	385,399	5,800,255
AnnTaylor Stores Corp. (b)	110,525	2,683,547
Barnes & Noble, Inc. (a)	80,150	1,982,110
Borders Group, Inc. (a)	113,275	792,925
CarMax, Inc. (a)(b)	409,350	6,058,380
Charming Shoppes, Inc. (a)(b)	212,400	1,146,960
Chico’s FAS, Inc. (b)	330,400	1,896,496
Coldwater Creek, Inc. (a)(b)	112,300	817,544
Collective Brands, Inc. (a)(b)	119,700	1,738,044
Dick’s Sporting Goods, Inc. (a)(b)	156,500	3,582,285
Foot Locker, Inc.	289,825	4,721,249
Guess ?, Inc.	103,100	3,842,537

See Accompanying Notes to Financial Statements.

31

Columbia Mid Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc. (b)	251,550	7,325,136
Pacific Sunwear of California, Inc. (b)	129,075	817,045
PETsMART, Inc. (a)	238,400	6,429,648
Rent-A-Center, Inc. (b)	124,925	2,830,801
Ross Stores, Inc.	248,650	9,998,216
Urban Outfitters, Inc. (b)	212,750	7,578,155
Williams-Sonoma, Inc. (a)	164,025	2,901,602

Specialty Retail Total		84,990,100

Textiles, Apparel & Luxury Goods – 0.8%
Hanesbrands, Inc. (b)	176,100	4,198,224
Phillips-Van Heusen Corp.	96,100	3,657,566
Timberland Co., Class A (a)(b)	90,250	1,521,615
Under Armour, Inc., Class A (a)(b)(c)	67,800	2,285,538
Warnaco Group, Inc. (b)	85,200	4,393,764

Textiles, Apparel & Luxury Goods Total		16,056,707

Consumer Discretionary Total		251,715,148

Consumer Staples – 3.4%
Beverages – 0.3%
Hansen Natural Corp. (a)(b)	114,100	3,135,468
PepsiAmericas, Inc.	109,900	2,574,957

Beverages Total		5,710,425

Food & Staples Retailing – 0.3%
BJ’s Wholesale Club, Inc. (b)	112,450	4,276,474
Ruddick Corp. (a)	69,550	2,214,472

Food & Staples Retailing Total		6,490,946

Food Products – 1.5%
Corn Products International, Inc.	138,800	6,216,852
Hormel Foods Corp.	134,625	4,800,727
J. M. Smucker Co.	104,075	5,643,987
Lancaster Colony Corp. (a)	38,725	1,346,856
Ralcorp Holdings, Inc. (b)	105,000	6,447,000
Smithfield Foods, Inc. (a)(b)	218,925	4,402,582
Tootsie Roll Industries, Inc. (a)	50,518	1,438,753

Food Products Total		30,296,757

Household Products – 0.8%
Church & Dwight Co., Inc.	124,500	7,781,250
Energizer Holdings, Inc. (b)	107,675	9,145,914

Household Products Total		16,927,164

Personal Products – 0.4%
Alberto-Culver Co.	162,100	4,240,536
NBTY, Inc. (b)	96,900	3,220,956

Personal Products Total		7,461,492

	Shares	Value ($)
Tobacco – 0.1%
Universal Corp. (a)	47,625	2,472,690

Tobacco Total		2,472,690

Consumer Staples Total		69,359,474

Energy – 8.7%
Energy Equipment & Services – 3.4%
Exterran Holdings, Inc. (a)(b)	122,899	5,617,713
FMC Technologies, Inc. (b)	239,750	12,841,010
Helix Energy Solutions Group, Inc. (b)	171,600	5,280,132
Helmerich & Payne, Inc.	195,300	11,155,536
Patterson-UTI Energy, Inc.	289,125	8,216,933
Pride International, Inc. (b)	314,125	12,065,541
Superior Energy Services, Inc. (b)	151,200	7,112,448
Tidewater, Inc. (a)	96,375	5,847,071

Energy Equipment & Services Total		68,136,384

Oil, Gas & Consumable Fuels – 5.3%
Arch Coal, Inc.	269,850	14,636,664
Bill Barrett Corp. (b)	63,200	2,488,816
Cimarex Energy Co.	155,100	8,614,254
Denbury Resources, Inc. (b)	460,600	11,464,334
Encore Acquisition Co. (b)	99,800	5,145,688
Forest Oil Corp. (b)	166,150	9,457,258
Frontier Oil Corp.	194,600	3,769,402
Newfield Exploration Co. (b)	246,700	11,155,774
Overseas Shipholding Group, Inc.	50,125	3,595,968
Patriot Coal Corp. (b)	118,800	7,123,248
Pioneer Natural Resources Co.	223,850	14,140,604
Plains Exploration & Production Co. (b)	201,325	10,851,418
Quicksilver Resources, Inc. (b)	205,600	4,973,464

Oil, Gas & Consumable Fuels Total		107,416,892

Energy Total		175,553,276

Financials – 15.6%
Capital Markets – 2.0%
Affiliated Managers Group, Inc. (b)	76,600	7,293,852
Apollo Investment Corp. (a)	266,300	4,713,510
Eaton Vance Corp.	216,800	7,741,928
Jefferies Group, Inc. (a)	222,550	4,275,186
Raymond James Financial, Inc. (a)	176,880	5,453,210
SEI Investments Co.	234,800	5,545,976
Waddell & Reed Financial, Inc., Class A	162,250	5,224,450

Capital Markets Total		40,248,112

See Accompanying Notes to Financial Statements.

32

Columbia Mid Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Commercial Banks – 2.6%
Associated Banc Corp. (a)	238,462	4,173,085
Bank of Hawaii Corp.	89,775	4,747,302
Cathay General Bancorp (a)	92,500	1,790,800
City National Corp. (a)	75,350	3,729,071
Colonial BancGroup, Inc. (a)	377,900	2,388,328
Commerce Bancshares Inc/Kansas City MO	117,300	5,278,500
Cullen/Frost Bankers, Inc.	110,050	6,127,584
FirstMerit Corp. (a)	151,425	3,064,842
PacWest Bancorp (a)	45,800	1,038,744
SVB Financial Group (b)	59,900	3,357,395
Synovus Financial Corp. (a)	618,000	5,685,600
TCF Financial Corp. (a)	203,625	3,207,094
Webster Financial Corp. (a)	98,275	2,095,223
Westamerica Bancorporation (a)	54,350	2,782,720
Wilmington Trust Corp. (a)	126,025	2,957,807

Commercial Banks Total		52,424,095

Consumer Finance – 0.1%
AmeriCredit Corp. (a)(b)	215,750	2,282,635

Consumer Finance Total		2,282,635

Insurance – 3.8%
American Financial Group, Inc.	132,650	3,784,505
Arthur J. Gallagher & Co.	173,800	4,602,224
Brown & Brown, Inc.	213,450	4,337,304
Everest Re Group Ltd.	115,925	9,520,920
Fidelity National Financial, Inc., Class A	400,500	5,619,015
First American Corp.	173,225	4,377,396
Hanover Insurance Group, Inc.	96,275	4,547,068
HCC Insurance Holdings, Inc.	206,975	5,211,630
Horace Mann Educators Corp.	76,050	1,133,145
Mercury General Corp. (a)	66,600	3,392,604
Old Republic International Corp. (a)	431,633	4,717,749
Philadelphia Consolidated Holdings Corp. (b)	108,300	6,468,759
Protective Life Corp.	130,700	4,743,103
Stancorp Financial Group, Inc.	91,650	4,491,767
Unitrin, Inc.	93,975	2,399,182
W.R. Berkley Corp.	277,570	6,539,549

Insurance Total		75,885,920

Real Estate Investment Trusts (REITs) – 5.9%
Alexandria Real Estate Equities, Inc.	60,100	6,473,371
AMB Property Corp.	183,425	8,325,661
BRE Properties, Inc. (a)	95,500	4,605,965
Camden Property Trust (a)	99,500	4,856,595

	Shares	Value ($)
Cousins Properties, Inc. (a)	69,200	1,729,308
Duke Realty Corp.	274,600	6,873,238
Equity One, Inc. (a)	69,300	1,454,607
Federal Realty Invs Trust	110,100	8,354,388
Health Care REIT, Inc.	168,100	8,719,347
Highwoods Properties, Inc.	107,300	3,891,771
Hospitality Properties Trust	175,875	3,988,845
Liberty Property Trust	173,625	6,556,080
Macerich Co.	139,900	8,664,007
Mack-Cali Realty Corp.	122,975	4,970,650
Nationwide Health Properties, Inc.	180,400	6,209,368
Potlatch Corp. (a)	73,731	3,442,500
Rayonier, Inc.	146,885	6,608,356
Realty Income Corp. (a)	189,700	4,871,496
Regency Centers Corp.	130,900	8,111,873
UDR, Inc.	240,075	5,949,058
Weingarten Realty Investors (a)	139,900	4,623,695

Real Estate Investment Trusts (REITs) Total		119,280,179

Real Estate Management & Development – 0.2%
Jones Lang LaSalle, Inc. (a)	59,600	2,968,080

Real Estate Management & Development Total		2,968,080

Thrifts & Mortgage Finance – 1.0%
Astoria Financial Corp.	152,900	3,340,865
First Niagara Financial Group, Inc. (a)	205,400	3,072,784
New York Community Bancorp, Inc.	638,203	10,523,967
PMI Group, Inc. (a)	152,050	545,860
Washington Federal, Inc. (a)	164,327	2,831,354

Thrifts & Mortgage Finance Total		20,314,830

Financials Total		313,403,851

Health Care – 10.8%
Biotechnology – 1.0%
Cephalon, Inc. (a)(b)	126,875	9,721,162
PDL BioPharma, Inc.	223,400	2,696,438
Vertex Pharmaceuticals, Inc. (b)	263,175	7,068,881

Biotechnology Total		19,486,481

Health Care Equipment & Supplies – 3.4%
Advanced Medical Optics, Inc. (a)(b)	113,900	2,463,657
Beckman Coulter, Inc.	117,700	8,688,614
DENTSPLY International, Inc.	278,650	10,920,293
Edwards Lifesciences Corp. (b)	102,750	6,083,828
Gen-Probe, Inc. (b)	101,100	6,040,725

See Accompanying Notes to Financial Statements.

33

Columbia Mid Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Hill-Rom Holdings, Inc. (a)	116,700	3,493,998
Hologic, Inc. (b)	479,000	10,164,380
IDEXX Laboratories, Inc. (b)	112,900	6,356,270
Kinetic Concepts, Inc. (a)(b)	101,600	3,572,256
ResMed, Inc. (b)	144,700	6,771,960
STERIS Corp.	109,625	4,030,911

Health Care Equipment & Supplies Total		68,586,892

Health Care Providers & Services – 3.0%
Apria Healthcare Group, Inc. (b)	82,150	1,624,927
Community Health Systems, Inc. (b)	180,150	6,216,977
Health Management Associates, Inc., Class A (b)	455,500	2,646,455
Health Net, Inc. (b)	200,925	5,555,576
Henry Schein, Inc. (b)	169,050	9,886,044
Kindred Healthcare, Inc. (b)	56,200	1,738,266
LifePoint Hospitals, Inc. (a)(b)	101,500	3,424,610
Lincare Holdings, Inc. (b)	137,100	4,524,300
Omnicare, Inc. (a)	227,725	7,344,131
Psychiatric Solutions, Inc. (a)(b)	103,800	3,918,450
Universal Health Services, Inc., Class B	95,200	5,881,456
VCA Antech, Inc. (b)	157,900	4,853,846
WellCare Health Plans, Inc. (b)	78,100	3,261,456

Health Care Providers & Services Total		60,876,494

Health Care Technology – 0.3%
Cerner Corp. (a)(b)	125,200	5,765,460

Health Care Technology Total		5,765,460

Life Sciences Tools & Services – 2.2%
Affymetrix, Inc. (a)(b)	130,000	1,115,400
Charles River Laboratories International, Inc. (b)	127,550	8,368,555
Covance, Inc. (b)	117,750	11,108,535
Invitrogen Corp. (b)	167,500	7,112,050
Pharmaceutical Product Development, Inc.	197,100	8,041,680
Techne Corp. (b)	72,400	5,587,108
Varian, Inc. (b)	55,250	2,746,478

Life Sciences Tools & Services Total		44,079,806

Pharmaceuticals – 0.9%
Endo Pharmaceuticals Holdings, Inc. (b)	225,100	5,114,272
Medicis Pharmaceutical Corp., Class A	105,700	2,189,047
Perrigo Co.	145,425	5,088,421

	Shares	Value ($)
Sepracor, Inc. (a)(b)	201,825	3,713,580
Valeant Pharmaceuticals International (a)(b)	167,175	3,060,974

Pharmaceuticals Total		19,166,294

Health Care Total		217,961,427

Industrials – 17.1%
Aerospace & Defense – 0.9%
Alliant Techsystems, Inc. (b)	61,675	6,490,060
BE Aerospace, Inc. (b)	185,500	4,442,725
DRS Technologies, Inc.	77,600	6,178,512

Aerospace & Defense Total		17,111,297

Airlines – 0.2%
AirTran Holdings, Inc. (a)(b)	214,650	515,160
Alaska Air Group, Inc. (a)(b)	68,150	1,431,831
JetBlue Airways Corp. (b)	342,280	2,077,640

Airlines Total		4,024,631

Commercial Services & Supplies – 3.9%
Brink’s Co.	88,775	6,194,719
ChoicePoint, Inc. (b)	128,202	6,238,309
Copart, Inc. (b)	127,275	5,601,373
Corporate Executive Board Co.	63,800	2,322,320
Corrections Corp. of America (b)	234,100	6,227,060
Deluxe Corp.	96,400	1,591,564
Dun & Bradstreet Corp.	104,525	9,613,164
Herman Miller, Inc. (a)	105,025	2,955,404
HNI Corp. (a)	83,225	1,925,827
Kelly Services, Inc., Class A (a)	41,500	802,610
Korn/Ferry International (b)	86,825	1,543,749
Manpower, Inc.	148,575	7,140,514
Mine Safety Appliances Co. (a)	54,800	1,990,884
MPS Group, Inc. (b)	176,525	2,033,568
Navigant Consulting, Inc. (b)	85,400	1,478,274
Republic Services, Inc.	292,937	9,628,839
Rollins, Inc.	79,377	1,410,529
Stericycle, Inc. (b)	161,450	9,573,985

Commercial Services & Supplies Total		78,272,692

Construction & Engineering – 1.8%
Dycom Industries, Inc. (b)	75,050	1,203,052
Granite Construction, Inc.	60,175	2,207,219
KBR, Inc.	317,900	7,804,445
Quanta Services, Inc. (b)	322,775	10,309,433
Shaw Group, Inc. (b)	155,200	7,688,608
URS Corp. (b)	158,100	7,582,476

Construction & Engineering Total		36,795,233

See Accompanying Notes to Financial Statements.

34

Columbia Mid Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Electrical Equipment – 1.4%
AMETEK, Inc.	199,725	9,694,651
Hubbell, Inc., Class B	104,825	4,560,936
Roper Industries, Inc.	167,400	9,889,992
Thomas & Betts Corp. (b)	95,800	4,414,464

Electrical Equipment Total		28,560,043

Industrial Conglomerates – 0.4%
Carlisle Companies, Inc. (a)	114,200	3,698,938
Teleflex, Inc.	74,150	4,787,866

Industrial Conglomerates Total		8,486,804

Machinery – 6.0%
AGCO Corp. (b)	171,775	10,586,493
Crane Co.	94,900	3,484,728
Donaldson Co., Inc.	131,200	5,760,992
Federal Signal Corp. (a)	89,825	1,439,895
Flowserve Corp.	107,825	14,245,839
Graco, Inc. (a)	113,387	4,325,714
Harsco Corp.	157,800	8,306,592
IDEX Corp.	154,100	5,712,487
Joy Global, Inc.	202,700	14,399,808
Kennametal, Inc.	143,800	5,066,074
Lincoln Electric Holdings, Inc.	80,000	6,461,600
Nordson Corp.	63,025	3,380,031
Oshkosh Corp.	139,500	2,151,090
Pentair, Inc. (a)	185,575	6,819,881
SPX Corp.	100,025	11,927,981
Timken Co.	179,800	5,811,136
Trinity Industries, Inc. (a)	151,600	5,454,568
Wabtec Corp.	90,600	5,351,742

Machinery Total		120,686,651

Marine – 0.2%
Alexander & Baldwin, Inc. (a)	77,300	3,457,629

Marine Total		3,457,629

Road & Rail – 1.2%
Avis Budget Group, Inc. (b)	189,280	1,442,314
Con-way, Inc. (a)	85,350	4,190,685
J.B. Hunt Transport Services, Inc. (a)	161,150	5,873,917
Kansas City Southern (b)	170,100	8,748,243
Werner Enterprises, Inc. (a)	83,043	1,894,211
YRC Worldwide, Inc. (a)(b)	106,900	1,934,890

Road & Rail Total		24,084,260

Trading Companies & Distributors – 1.1%
Fastenal Co. (a)	234,500	12,177,585
GATX Corp.	91,075	3,991,817

	Shares	Value ($)
MSC Industrial Direct Co., Class A (a)	85,200	4,339,236
United Rentals, Inc. (a)(b)(c)	97,650	1,580,954

Trading Companies & Distributors Total		22,089,592

Industrials Total		343,568,832

Information Technology – 14.7%
Communications Equipment – 2.2%
3Com Corp. (b)	754,900	1,600,388
ADC Telecommunications, Inc. (b)	220,400	2,259,100
ADTRAN, Inc.	105,775	2,411,670
Avocent Corp. (b)	83,750	1,965,613
CommScope, Inc. (a)(b)	130,753	6,402,974
F5 Networks, Inc. (a)(b)	153,300	5,229,063
Foundry Networks, Inc. (b)	273,100	5,022,309
Harris Corp.	252,250	13,207,810
Plantronics, Inc.	91,625	2,363,925
Polycom, Inc. (b)	163,900	4,595,756

Communications Equipment Total		45,058,608

Computers & Peripherals – 1.4%
Diebold, Inc.	123,225	4,885,871
Imation Corp. (a)	58,475	1,242,009
NCR Corp. (b)	313,600	8,297,856
Palm, Inc. (a)	200,700	1,707,957
Western Digital Corp. (b)	414,500	11,299,270

Computers & Peripherals Total		27,432,963

Electronic Equipment & Instruments – 3.1%
Amphenol Corp., Class A	328,300	15,600,816
Arrow Electronics, Inc. (b)	229,775	7,626,232
Avnet, Inc. (b)	281,550	8,263,493
FLIR Systems, Inc. (b)	257,000	9,174,900
Ingram Micro, Inc., Class A (b)	267,900	5,065,989
National Instruments Corp.	105,662	3,410,769
Tech Data Corp. (b)	99,050	3,381,567
Trimble Navigation Ltd. (b)	226,900	7,680,565
Vishay Intertechnology, Inc. (b)	348,875	3,101,499

Electronic Equipment & Instruments Total		63,305,830

Internet Software & Services – 0.3%
Digital River, Inc. (b)	69,500	3,040,625
ValueClick, Inc. (b)	178,200	2,296,998

Internet Software & Services Total		5,337,623

IT Services – 2.6%
Acxiom Corp. (a)	127,575	1,843,459
Alliance Data Systems Corp. (b)	126,125	8,102,270

See Accompanying Notes to Financial Statements.

35

Columbia Mid Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
IT Services (continued)
Broadridge Financial Solutions, Inc.	262,300	5,238,131
DST Systems, Inc. (a)(b)	85,700	5,291,975
Gartner, Inc. (a)(b)	116,825	3,085,348
Global Payments, Inc.	148,900	7,178,469
Lender Processing Services, Inc. (b)	160,700	5,351,310
Metavante Technologies, Inc. (b)	167,929	3,969,842
NeuStar, Inc., Class A (b)	145,200	3,486,252
SAIC, Inc. (b)	345,700	6,931,285
SRA International, Inc., Class A (b)	79,600	1,869,008

IT Services Total		52,347,349

Office Electronics – 0.2%
Zebra Technologies Corp., Class A (b)	121,775	3,801,816

Office Electronics Total		3,801,816

Semiconductors & Semiconductor Equipment – 2.3%
Atmel Corp. (b)	834,250	3,495,508
Cree Research, Inc. (a)(b)	167,875	3,913,166
Cypress Semiconductor Corp. (b)	281,875	9,138,387
Fairchild Semiconductor International, Inc. (b)	233,250	2,924,955
Integrated Device Technology, Inc. (b)	320,692	3,396,128
International Rectifier Corp. (b)	135,775	2,837,698
Intersil Corp., Class A	231,800	5,431,074
Lam Research Corp. (b)	233,975	8,600,921
RF Micro Devices, Inc. (a)(b)	492,500	1,910,900
Semtech Corp. (b)	115,800	1,712,682
Silicon Laboratories, Inc. (b)	91,175	3,073,509

Semiconductors & Semiconductor Equipment Total		46,434,928

Software – 2.6%
ACI Worldwide, Inc. (a)(b)	64,300	1,165,116
Advent Software, Inc. (a)(b)	33,925	1,569,031
ANSYS, Inc. (b)	165,700	7,348,795
Cadence Design Systems, Inc. (b)	482,775	3,857,372
Fair Isaac Corp.	91,000	2,102,100
Jack Henry & Associates, Inc.	144,125	2,886,824
Macrovision Solutions Corp. (a)(b)	155,700	2,416,464
McAfee, Inc. (b)	283,575	11,218,227
Mentor Graphics Corp. (b)	170,175	2,076,135
Parametric Technology Corp. (b)	215,600	4,329,248
Sybase, Inc. (b)	148,475	5,109,025
Synopsys, Inc. (b)	267,225	5,753,354
Wind River Systems, Inc. (b)	126,825	1,401,416

Software Total		51,233,107

Information Technology Total		294,952,224

	Shares	Value ($)
Materials – 7.4%
Chemicals – 3.6%
Airgas, Inc.	155,075	9,186,643
Albemarle Corp.	142,150	5,649,041
Cabot Corp. (a)	120,625	3,337,694
Chemtura Corp.	453,400	2,987,906
Cytec Industries, Inc.	78,475	3,986,530
Ferro Corp. (a)	81,825	1,803,423
FMC Corp.	140,100	10,302,954
Lubrizol Corp.	127,600	6,761,524
Minerals Technologies, Inc. (a)	35,400	2,325,072
Olin Corp.	139,925	3,765,381
RPM International, Inc.	244,000	5,270,400
Scotts Miracle-Gro Co., Class A	83,350	2,228,779
Sensient Technologies Corp.	90,000	2,628,900
Terra Industries, Inc.	171,100	8,597,775
Valspar Corp. (a)	186,250	4,406,675

Chemicals Total		73,238,697

Construction Materials – 0.4%
Martin Marietta Materials, Inc. (a)	77,375	8,735,638

Construction Materials Total		8,735,638

Containers & Packaging – 1.0%
AptarGroup, Inc.	127,300	5,141,647
Packaging Corp. of America	171,075	4,405,181
Sonoco Products Co.	186,300	6,438,528
Temple-Inland, Inc. (a)	198,900	3,323,619

Containers & Packaging Total		19,308,975

Metals & Mining – 2.3%
Carpenter Technology Corp.	89,500	3,473,495
Cleveland-Cliffs, Inc.	197,000	19,940,340
Commercial Metals Co.	213,700	5,562,611
Reliance Steel & Aluminum Co.	118,800	6,772,788
Steel Dynamics, Inc.	353,700	8,782,371
Worthington Industries, Inc. (a)	120,300	2,117,280

Metals & Mining Total		46,648,885

Paper & Forest Products – 0.1%
Louisiana-Pacific Corp. (a)	193,400	1,883,716

Paper & Forest Products Total		1,883,716

Materials Total		149,815,911

Telecommunication Services – 0.5%
Diversified Telecommunication Services – 0.1%
Cincinnati Bell, Inc. (b)	454,875	1,774,013

Diversified Telecommunication Services Total		1,774,013

See Accompanying Notes to Financial Statements.

36

Columbia Mid Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Telecommunication Services (continued)
Wireless Telecommunication Services – 0.4%
Telephone & Data Systems, Inc.	199,241	7,650,854

Wireless Telecommunication Services Total		7,650,854

Telecommunication Services Total		9,424,867

Utilities – 7.7%
Electric Utilities – 2.1%
DPL, Inc. (a)	212,725	5,279,835
Great Plains Energy, Inc.	221,954	5,204,821
Hawaiian Electric Industries, Inc. (a)	157,400	4,163,230
IDACORP, Inc. (a)	84,700	2,524,060
Northeast Utilities Co.	291,075	7,827,007
Puget Energy, Inc.	242,825	6,774,817
Sierra Pacific Resources	438,000	4,923,120
Westar Energy, Inc.	196,325	4,446,761

Electric Utilities Total		41,143,651

Gas Utilities – 2.1%
AGL Resources, Inc.	143,325	4,738,325
Energen Corp.	134,200	7,493,728
Equitable Resources, Inc.	242,900	12,123,139
National Fuel Gas Co.	152,075	7,194,668
ONEOK, Inc.	195,200	8,532,192
WGL Holdings, Inc. (a)	92,625	2,982,525

Gas Utilities Total		43,064,577

Independent Power Producers & Energy Traders – 0.1%
Black Hills Corp. (a)	71,900	2,430,939

Independent Power Producers & Energy Traders Total		2,430,939

Multi-Utilities – 3.2%
Alliant Energy Corp.	206,775	7,226,786
Energy East Corp.	296,425	8,062,760
MDU Resources Group, Inc.	342,405	11,313,061
NSTAR	200,000	6,768,000
OGE Energy Corp.	172,250	5,804,825
PNM Resources, Inc. (a)	161,650	1,905,854
Scana Corp.	218,475	8,564,220
Vectren Corp.	151,600	4,205,384
Wisconsin Energy Corp.	218,925	10,239,122

Multi-Utilities Total		64,090,012

Water Utilities – 0.2%
Aqua America, Inc. (a)	250,174	4,575,683

Water Utilities Total		4,575,683

Utilities Total		155,304,862

Total Common Stocks (Cost of $1,678,837,984)		1,981,059,872

	Shares	Value ($)
Securities Lending Collateral – 13.3%
State Street Navigator Securities Lending Prime Portfolio (d) (7 day yield of 2.626%)	268,312,550	268,312,550

Total Securities Lending Collateral (Cost of $268,312,550)		268,312,550

	Par ($)
Short-Term Obligations – 1.4%
U.S. Government Obligation – 0.2%
U.S. Treasury Bill
1.210% 09/18/08 (e)	3,800,000	3,796,590

Repurchase Agreement – 1.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, due 09/02/08 at 2.000%, collateralized by a U.S. Government Agency Obligation maturing 5/06/10, market value of $25,383,935 (repurchase proceeds $24,891,530)	24,886,000	24,886,000

Total Short-Term Obligations (Cost of $28,682,590)		28,682,590

Total Investments – 113.1% (Cost of $1,975,833,124)(f)		2,278,055,012

Obligation to Return Collateral for Securities Loaned – (13.3)%		(268,312,550)

Other Assets & Liabilities, Net – 0.2%		4,166,183

Net Assets – 100.0%		2,013,908,645

See Accompanying Notes to Financial Statements.

37

Columbia Mid Cap Index Fund

August 31, 2008 (Unaudited)

Notes to Investment Portfolio:

(a)	All or a portion of this security was on loan at August 31, 2008. The total market value of securities on loan at August 31, 2008 is $259,164,629.

(b)	Non-income producing security.

(c)	All or a portion of these securities with a market value of $3,275,793 are pledged as collateral for open futures contracts.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)	Cost for federal income tax purposes is $1,975,833,124.

At August 31, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Industrials	17.1
Financials	15.6
Information Technology	14.7
Consumer Discretionary	12.5
Health Care	10.8
Energy	8.7
Utilities	7.7
Materials	7.4
Consumer Staples	3.4
Telecommunication Services	0.5

98.4
Securities Lending Collateral	13.3
Short-Term Obligations	1.4
Obligation to Return Collateral for Securities Loaned	(13.3)
Other Assets & Liabilities, Net	0.2

100.0

At August 31, 2008, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P Mid Cap 400 Index	75	$30,600,000	$30,011,398	Sept-2008	$588,602

See Accompanying Notes to Financial Statements.

38

Investment Portfolio – Columbia Small Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks – 98.2%

	Shares	Value ($)
Consumer Discretionary – 13.7%
Auto Components – 0.3%
ATC Technology Corp. (a)	61,600	1,491,952
Drew Industries, Inc. (a)(b)	52,900	847,987
Spartan Motors, Inc. (b)	94,100	445,093
Standard Motor Products, Inc.	35,200	243,232
Superior Industries International, Inc. (b)	67,300	1,182,461

Auto Components Total		4,210,725

Automobiles – 0.1%
Fleetwood Enterprises, Inc. (a)(b)	221,400	473,796
Monaco Coach Corp. (b)	86,500	206,735
Winnebago Industries, Inc. (b)	84,300	956,805

Automobiles Total		1,637,336

Distributors – 0.5%
Audiovox Corp., Class A (a)(b)	53,100	518,256
LKQ Corp. (a)	334,200	6,259,566

Distributors Total		6,777,822

Diversified Consumer Services – 0.7%
Coinstar, Inc. (a)	81,100	2,669,812
CPI Corp. (b)	15,600	209,664
Hillenbrand, Inc.	181,200	4,308,936
Pre-Paid Legal Services, Inc. (a)(b)	24,000	1,071,360
Universal Technical Institute, Inc. (a)(b)	60,400	1,036,464

Diversified Consumer Services Total		9,296,236

Hotels, Restaurants & Leisure – 3.0%
Buffalo Wild Wings, Inc. (a)(b)	45,000	1,623,600
California Pizza Kitchen, Inc. (a)(b)	73,500	1,056,930
CBRL Group, Inc.	64,300	1,661,512
CEC Entertainment, Inc. (a)(b)	65,750	2,252,595
CKE Restaurants, Inc.	152,300	1,946,394
DineEquity, Inc. (b)	44,400	881,784
Interval Leisure Group, Inc. (a)	112,900	1,466,571
Jack in the Box, Inc. (a)	170,600	4,048,338
Landry’s Restaurants, Inc. (b)	36,100	695,286
Marcus Corp. (b)	61,200	1,051,416
Monarch Casino & Resort, Inc. (a)(b)	38,000	508,820
Multimedia Games, Inc. (a)(b)	67,100	339,526
O’Charleys, Inc.	63,700	637,637
P.F. Chang’s China Bistro, Inc. (a)(b)	70,100	1,821,198
Panera Bread Co., Class A (a)(b)	88,000	4,729,120
Papa John’s International, Inc. (a)	59,800	1,669,616
Peet’s Coffee & Tea, Inc. (a)(b)	36,500	957,760
Pinnacle Entertainment, Inc. (a)(b)	174,000	1,929,660

	Shares	Value ($)
Red Robin Gourmet Burgers, Inc. (a)(b)	48,900	1,305,630
Ruby Tuesday, Inc. (b)	150,100	1,049,199
Ruth’s Hospitality Group (a)(b)	57,800	262,990
Shuffle Master, Inc. (a)	153,550	770,821
Sonic Corp. (a)(b)	173,900	2,519,811
Steak n Shake Co. (a)(b)	83,300	648,074
Texas Roadhouse, Inc., Class A (a)(b)	155,400	1,395,492
Triarc Companies, Inc., Class B (b)	183,164	1,064,183
WMS Industries, Inc. (a)	121,050	4,067,280

Hotels, Restaurants & Leisure Total		42,361,243

Household Durables – 0.8%
Bassett Furniture Industries, Inc. (b)	34,300	352,604
Champion Enterprises, Inc. (a)(b)	225,500	1,102,695
Ethan Allen Interiors, Inc. (b)	83,300	2,260,762
La-Z-Boy, Inc. (b)	149,200	1,129,444
Libbey, Inc.	42,400	394,320
M/I Homes, Inc. (b)	35,800	641,178
Meritage Corp. (a)(b)	89,100	2,086,722
National Presto Industries, Inc. (b)	13,700	1,059,284
Russ Berrie & Co., Inc. (a)	48,800	370,392
Skyline Corp. (b)	19,700	450,539
Standard Pacific Corp. (a)(b)	333,900	1,068,480
Universal Electronics, Inc. (a)(b)	41,000	1,075,020

Household Durables Total		11,991,440

Internet & Catalog Retail – 0.7%
Blue Nile, Inc. (a)(b)	43,600	1,815,068
HSN, Inc. (a)	112,900	1,653,985
NutriSystem, Inc. (b)	88,700	1,762,469
PetMed Express, Inc. (a)(b)	68,900	981,136
Stamps.com, Inc. (a)	46,100	632,953
Ticketmaster (a)	112,900	2,419,447

Internet & Catalog Retail Total		9,265,058

Leisure Equipment & Products – 1.1%
Arctic Cat, Inc. (b)	34,900	360,517
Brunswick Corp. (b)	254,200	3,505,418
JAKKS Pacific, Inc. (a)(b)	79,500	1,983,525
Nautilus Group, Inc. (a)	91,600	487,312
Polaris Industries, Inc.	95,700	4,315,113
Pool Corp. (b)	138,750	3,366,075
RC2 Corp. (a)	50,500	1,271,085
Sturm Ruger & Co., Inc. (a)(b)	60,300	440,190

Leisure Equipment & Products Total		15,729,235

Media – 0.6%
4Kids Entertainment, Inc. (a)(b)	38,000	345,040
AH Belo Corp., Class A (b)	53,000	257,050

See Accompanying Notes to Financial Statements.

39

Columbia Small Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Media (continued)
Arbitron, Inc. (b)	79,200	3,798,432
EW Scripps Co., Class A (b)	86,800	631,036
Live Nation, Inc. (a)(b)	219,900	3,529,395
Radio One, Inc., Class D (a)	235,500	223,725

Media Total		8,784,678

Multiline Retail – 0.1%
Fred’s, Inc., Class A (b)	115,850	1,624,217
Tuesday Morning Corp. (a)	87,400	367,954

Multiline Retail Total		1,992,171

Specialty Retail – 3.8%
Aaron Rents, Inc.	154,550	4,413,948
Big 5 Sporting Goods Corp. (b)	63,400	569,332
Brown Shoe Co., Inc. (b)	122,875	1,867,700
Buckle, Inc. (b)	45,600	2,368,008
Cabela’s, Inc. (a)(b)	115,000	1,408,750
Cato Corp., Class A	85,700	1,509,177
Charlotte Russe Holding, Inc. (a)	60,500	714,505
Children’s Place Retail Stores, Inc. (a)	68,600	2,877,770
Christopher & Banks Corp. (b)	102,400	985,088
Dress Barn, Inc. (a)(b)	131,300	2,134,938
Finish Line, Inc., Class A	141,699	1,713,141
Genesco, Inc. (a)(b)	55,700	2,039,177
Group 1 Automotive, Inc. (b)	67,300	1,424,068
Gymboree Corp. (a)	83,900	3,293,075
Haverty Furniture Companies, Inc. (b)	61,600	680,064
Hibbett Sports, Inc. (a)(b)	82,600	1,974,140
HOT Topic, Inc. (a)	126,900	788,049
Jo-Ann Stores, Inc. (a)(b)	73,350	1,831,550
Jos. A. Bank Clothiers, Inc. (a)(b)	52,775	1,371,622
Lithia Motors, Inc., Class A (b)	47,100	228,435
MarineMax, Inc. (a)(b)	53,300	422,136
Men’s Wearhouse, Inc. (b)	149,200	3,267,480
Midas, Inc. (a)(b)	40,100	576,237
OfficeMax, Inc.	220,300	2,696,472
Pep Boys-Manny, Moe & Jack, Inc. (b)	120,700	1,062,160
Select Comfort Corp. (a)	130,350	312,840
Sonic Automotive, Inc., Class A (b)	84,500	909,220
Stage Stores, Inc.	111,275	1,771,498
Stein Mart, Inc. (b)	75,800	299,410
Tractor Supply Co. (a)(b)	94,300	4,019,066
Tween Brands, Inc. (a)	71,900	780,834
Zale Corp. (a)(b)	102,600	2,802,006
Zumiez, Inc. (a)(b)	52,700	759,407

Specialty Retail Total		53,871,303

	Shares	Value ($)
Textiles, Apparel & Luxury Goods – 2.0%
CROCS, Inc. (a)(b)	241,600	1,002,640
Deckers Outdoor Corp. (a)	37,800	4,297,482
Fossil, Inc. (a)	134,650	4,028,728
Iconix Brand Group, Inc. (a)(b)	167,300	2,163,189
K-Swiss, Inc., Class A (b)	77,500	1,329,125
Maidenform Brands, Inc. (a)(b)	54,700	825,970
Movado Group, Inc.	53,100	1,231,389
Oxford Industries, Inc. (b)	41,400	945,990
Perry Ellis International, Inc. (a)	33,700	574,922
Quiksilver, Inc. (a)	365,100	2,814,921
Skechers U.S.A., Inc., Class A (a)	94,800	1,812,576
True Religion Apparel, Inc. (a)(b)	46,400	1,259,760
Unifirst Corp.	41,500	1,785,745
Volcom, Inc. (a)(b)	42,400	756,416
Wolverine World Wide, Inc.	144,400	3,802,052

Textiles, Apparel & Luxury Goods Total		28,630,905

Consumer Discretionary Total		194,548,152

Consumer Staples – 3.5%
Beverages – 0.1%
Boston Beer Co., Inc., Class A (a)(b)	28,900	1,299,633

Beverages Total		1,299,633

Food & Staples Retailing – 1.3%
Andersons, Inc. (b)	52,500	2,360,400
Casey’s General Stores, Inc.	147,200	4,268,800
Great Atlantic & Pacific Tea Co., Inc. (a)(b)	67,500	1,101,600
Longs Drug Stores Corp. (b)	87,300	6,255,045
Nash Finch Co. (b)	37,000	1,506,640
Spartan Stores, Inc.	63,500	1,443,990
United Natural Foods, Inc. (a)(b)	124,400	2,390,968

Food & Staples Retailing Total		19,327,443

Food Products – 1.5%
Darling International, Inc. (a)	236,500	3,247,145
Flowers Foods, Inc.	227,400	6,012,456
Green Mountain Coffee Roasters, Inc. (a)(b)	50,200	1,831,798
Hain Celestial Group, Inc. (a)(b)	117,600	3,056,424
J & J Snack Foods Corp.	40,700	1,371,183
Lance, Inc. (b)	91,100	1,866,639
Sanderson Farms, Inc. (b)	44,700	1,533,657
TreeHouse Foods, Inc. (a)(b)	90,600	2,515,056

Food Products Total		21,434,358

Household Products – 0.2%
Central Garden & Pet Co. (a)(b)	208,400	1,104,520
Spectrum Brands, Inc. (a)(b)	117,900	200,430

See Accompanying Notes to Financial Statements.

40

Columbia Small Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Consumer Staples (continued)
Household Products (continued)
WD-40 Co.	47,700	1,664,253

Household Products Total		2,969,203

Personal Products – 0.3%
Chattem, Inc. (a)(b)	55,700	3,905,684
Mannatech, Inc. (b)	45,300	200,679

Personal Products Total		4,106,363

Tobacco – 0.1%
Alliance One International, Inc. (a)	258,300	1,038,366

Tobacco Total		1,038,366

Consumer Staples Total		50,175,366

Energy – 7.9%
Energy Equipment & Services – 5.0%
Atwood Oceanics, Inc. (a)	161,700	6,574,722
Basic Energy Services, Inc. (a)	65,900	1,926,257
Bristow Group, Inc. (a)(b)	81,400	3,318,678
CARBO Ceramics, Inc. (b)	59,250	3,560,925
Dril-Quip, Inc. (a)	79,300	4,362,293
Gulf Island Fabrication, Inc.	31,800	1,369,626
Hornbeck Offshore Services, Inc. (a)(b)	67,200	2,960,832
ION Geophysical Corp. (a)(b)	240,300	3,873,636
Lufkin Industries, Inc.	42,900	3,980,691
Matrix Service Co. (a)	75,500	1,984,140
NATCO Group, Inc., Class A (a)(b)	58,000	2,940,020
Oceaneering International, Inc. (a)	160,000	9,985,600
Pioneer Drilling Co. (a)	144,400	2,420,144
SEACOR Holdings, Inc. (a)(b)	60,500	5,333,075
Superior Well Services, Inc. (a)(b)	45,900	1,512,864
Tetra Technologies, Inc. (a)	216,550	4,794,417
Unit Corp. (a)	136,900	9,272,237

Energy Equipment & Services Total		70,170,157

Oil, Gas & Consumable Fuels – 2.9%
Penn Virginia Corp.	121,000	8,007,780
Petroleum Development Corp. (a)	43,100	2,620,049
Petroquest Energy, Inc. (a)(b)	126,800	2,344,532
Southern Union Co.	359,987	9,381,261
St. Mary Land & Exploration Co.	178,600	7,540,492
Stone Energy Corp. (a)	99,600	4,747,932
Swift Energy Co. (a)	88,600	4,138,506
World Fuel Services Corp.	83,400	2,402,754

Oil, Gas & Consumable Fuels Total		41,183,306

Energy Total		111,353,463

	Shares	Value ($)
Financials – 16.8%
Capital Markets – 1.1%
Greenhill & Co., Inc. (b)	50,500	3,338,050
Investment Technology Group, Inc. (a)	126,900	4,060,800
LaBranche & Co., Inc. (a)	158,400	1,018,512
optionsXpress Holdings, Inc. (b)	122,200	2,819,154
Piper Jaffray Companies, Inc. (a)	44,300	1,683,843
SWS Group, Inc. (b)	64,150	1,294,547
TradeStation Group, Inc. (a)(b)	82,400	827,296

Capital Markets Total		15,042,202

Commercial Banks – 5.3%
Boston Private Financial Holdings, Inc. (b)	158,200	1,414,308
Cascade Bancorp (b)	81,500	650,370
Central Pacific Financial Corp. (b)	83,300	991,270
Columbia Banking System, Inc.	52,500	735,000
Community Bank System, Inc. (b)	86,800	1,961,680
East West Bancorp, Inc. (b)	184,100	2,295,727
First Bancorp Puerto Rico (b)	220,200	2,080,890
First Commonwealth Financial Corp. (b)	184,800	2,112,264
First Financial Bancorp (b)	89,200	1,161,384
First Financial Bankshares, Inc. (b)	60,300	2,958,921
First Midwest Bancorp, Inc. (b)	141,000	3,155,580
Frontier Financial Corp. (b)	120,100	1,339,115
Glacier Bancorp, Inc. (b)	156,607	3,338,861
Hancock Holding Co. (b)	70,100	3,438,405
Hanmi Financial Corp. (b)	111,900	571,809
Independent Bank Corp. (b)	58,120	430,669
Irwin Financial Corp. (b)	55,100	215,441
Nara Bancorp, Inc. (b)	63,200	692,040
National Penn Bancshares, Inc. (b)	230,700	3,294,396
Old National Bancorp (b)	192,200	3,350,046
PrivateBancorp, Inc. (b)	81,600	2,500,224
Prosperity Bancshares, Inc. (b)	111,800	3,574,246
Provident Bankshares Corp. (b)	96,200	744,588
Signature Bank (a)	86,400	2,554,848
South Financial Group, Inc. (b)	211,200	1,436,160
Sterling Bancorp NY (b)	52,200	813,798
Sterling Bancshares, Inc.	212,250	2,088,540
Sterling Financial Corp. (b)	150,625	1,534,869
Susquehanna Bancshares, Inc. (b)	249,600	3,988,608
UCBH Holdings, Inc. (b)	320,600	1,875,510
UMB Financial Corp.	103,400	5,379,902
Umpqua Holdings Corp. (b)	174,400	2,434,624
United Bankshares, Inc. (b)	111,800	2,878,850
United Community Banks, Inc. (b)	114,600	1,347,696
Whitney Holding Corp. (b)	186,200	4,031,230

See Accompanying Notes to Financial Statements.

41

Columbia Small Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Commercial Banks (continued)
Wilshire Bancorp, Inc. (b)	51,200	694,784
Wintrust Financial Corp. (b)	68,500	1,592,625

Commercial Banks Total		75,659,278

Consumer Finance – 0.5%
Cash America International, Inc.	84,500	3,497,455
First Cash Financial Services, Inc. (a)(b)	75,500	1,399,015
Rewards Network, Inc. (a)(b)	78,200	394,910
World Acceptance Corp. (a)(b)	47,500	1,853,450

Consumer Finance Total		7,144,830

Diversified Financial Services – 0.3%
Financial Federal Corp. (b)	74,100	1,850,277
Portfolio Recovery Associates, Inc. (a)(b)	44,100	1,876,014

Diversified Financial Services Total		3,726,291

Insurance – 2.7%
Delphi Financial Group, Inc., Class A	122,250	3,279,967
Hilb Rogal & Hobbs Co.	105,600	4,810,080
Infinity Property & Casualty Corp.	47,000	2,185,500
LandAmerica Financial Group, Inc. (b)	44,900	769,586
National Financial Partners Corp. (b)	114,700	2,313,499
Navigators Group, Inc. (a)	38,500	2,017,400
Presidential Life Corp.	62,600	1,126,800
ProAssurance Corp. (a)	93,000	5,012,700
RLI Corp. (b)	52,100	2,912,911
Safety Insurance Group, Inc.	47,200	2,029,600
Selective Insurance Group, Inc.	154,700	3,734,458
Stewart Information Services Corp. (b)	52,600	984,146
Tower Group, Inc. (b)	58,900	1,233,955
United Fire & Casualty Co.	63,000	1,873,620
Zenith National Insurance Corp.	107,900	4,120,701

Insurance Total		38,404,923

Real Estate Investment Trusts (REITs) – 6.1%
Acadia Realty Trust (b)	93,700	2,225,375
BioMed Realty Trust, Inc.	208,200	5,575,596
Cedar Shopping Centers, Inc.	129,100	1,691,210
Colonial Properties Trust (b)	137,700	2,603,907
DiamondRock Hospitality Co.	275,100	2,533,671
EastGroup Properties, Inc.	72,200	3,210,012
Entertainment Properties Trust (b)	94,400	5,123,088
Essex Property Trust, Inc.	74,100	8,695,635
Extra Space Storage, Inc. (b)	230,600	3,631,950

	Shares	Value ($)
Home Properties, Inc. (b)	91,800	4,842,450
Inland Real Estate Corp. (b)	170,300	2,561,312
Kilroy Realty Corp.	95,000	4,754,750
Kite Realty Group Trust	84,600	1,031,274
LaSalle Hotel Properties (b)	116,400	3,034,548
Lexington Realty Trust	185,100	2,759,841
LTC Properties, Inc.	58,900	1,582,643
Medical Properties Trust, Inc. (b)	192,600	2,126,304
Mid-America Apartment Communities, Inc.	76,200	3,822,192
National Retail Properties, Inc.	213,200	4,837,508
Parkway Properties, Inc.	44,300	1,593,471
Pennsylvania Real Estate Investment Trust (b)	114,200	2,266,870
PS Business Parks, Inc.	44,500	2,395,435
Senior Housing Properties Trust	324,900	7,043,832
Sovran Self Storage, Inc.	63,400	2,440,900
Tanger Factory Outlet Centers, Inc. (b)	91,500	3,670,980

Real Estate Investment Trusts (REITs) Total		86,054,754

Real Estate Management & Development – 0.1%
Forestar Real Estate Group, Inc. (a)	103,400	2,084,544

Real Estate Management & Development Total		2,084,544

Thrifts & Mortgage Finance – 0.7%
Anchor BanCorp Wisconsin, Inc. (b)	51,400	394,752
Bank Mutual Corp.	140,000	1,687,000
BankAtlantic Bancorp, Inc., Class A (b)	120,800	224,688
Brookline Bancorp, Inc.	169,000	1,737,320
Corus Bankshares, Inc. (b)	92,644	367,797
Dime Community Bancshares	73,000	1,198,660
FirstFed Financial Corp. (a)(b)	39,100	613,870
Flagstar BanCorp, Inc. (b)	128,100	567,483
Guaranty Financial Group, Inc. (a)(b)	102,500	490,975
TrustCo Bank Corp. NY (b)	219,700	2,148,666

Thrifts & Mortgage Finance Total		9,431,211

Financials Total		237,548,033

Health Care – 12.9%
Biotechnology – 1.0%
ArQule, Inc. (a)(b)	100,500	353,760
Cubist Pharmaceuticals, Inc. (a)	163,700	3,606,311
Martek Biosciences Corp. (a)(b)	95,800	3,200,678

See Accompanying Notes to Financial Statements.

42

Columbia Small Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (a)	181,400	3,940,008
Savient Pharmaceuticals, Inc. (a)(b)	129,100	2,934,443

Biotechnology Total		14,035,200

Health Care Equipment & Supplies – 4.5%
Abaxis, Inc. (a)(b)	62,900	1,251,081
American Medical Systems Holdings, Inc. (a)(b)	211,200	3,759,360
Analogic Corp.	38,900	2,633,530
ArthroCare Corp. (a)(b)	77,300	1,981,972
BioLase Technology, Inc. (a)(b)	70,100	179,456
CONMED Corp. (a)	83,200	2,659,072
Cooper Companies, Inc.	130,600	4,809,998
CryoLife, Inc. (a)	72,700	1,147,206
Cyberonics, Inc. (a)(b)	65,200	1,398,540
Datascope Corp.	38,200	1,910,000
Greatbatch, Inc. (a)(b)	66,400	1,621,488
Haemonetics Corp. (a)	74,700	4,685,184
ICU Medical, Inc. (a)	35,800	1,087,246
Immucor, Inc. (a)	203,287	6,547,874
Integra LifeSciences Holdings Corp. (a)(b)	55,500	2,691,195
Invacare Corp. (b)	93,100	2,367,533
Kensey Nash Corp. (a)(b)	33,800	1,217,138
Mentor Corp. (b)	98,000	2,418,640
Meridian Bioscience, Inc. (b)	116,600	3,313,772
Merit Medical Systems, Inc. (a)	80,100	1,550,736
Natus Medical, Inc. (a)(b)	79,900	1,965,540
Osteotech, Inc. (a)	51,600	269,868
Palomar Medical Technologies, Inc. (a)(b)	53,000	766,910
SurModics, Inc. (a)(b)	44,600	1,738,062
Symmetry Medical, Inc. (a)	102,900	1,770,909
Theragenics Corp. (a)	97,000	324,950
Vital Signs, Inc.	23,200	1,713,320
West Pharmaceutical Services, Inc.	93,800	4,578,378
Zoll Medical Corp. (a)(b)	60,700	2,110,539

Health Care Equipment & Supplies Total		64,469,497

Health Care Providers & Services – 4.8%
Air Methods Corp. (a)(b)	31,200	900,744
Amedisys, Inc. (a)(b)	76,899	4,092,565
AMERIGROUP Corp. (a)	155,450	4,023,046
AMN Healthcare Services, Inc. (a)	87,400	1,660,600
AmSurg Corp. (a)	91,400	2,477,854
Centene Corp. (a)	126,000	2,845,080
Chemed Corp.	68,900	3,013,686

	Shares	Value ($)
Cross Country Healthcare, Inc. (a)	89,000	1,394,630
Gentiva Health Services, Inc. (a)	82,700	2,301,541
HealthExtras, Inc. (a)	108,700	3,543,620
Healthspring, Inc. (a)	145,300	2,885,658
Healthways, Inc. (a)(b)	102,000	1,943,100
HMS Holdings Corp. (a)	64,600	1,601,434
inventiV Health, Inc. (a)	95,900	2,116,513
LCA-Vision, Inc. (b)	53,800	303,432
LHC Group, Inc. (a)	42,000	1,223,460
Magellan Health Services, Inc. (a)	117,500	5,118,300
Medcath Corp. (a)	36,200	769,974
Molina Healthcare, Inc. (a)	41,300	1,299,711
Odyssey Healthcare, Inc. (a)	95,050	925,787
Owens & Minor, Inc.	119,300	5,502,116
Pediatrix Medical Group, Inc. (a)	136,900	7,796,455
PharMerica Corp. (a)	88,300	2,090,061
PSS World Medical, Inc. (a)	179,800	3,284,946
RehabCare Group, Inc. (a)	52,400	961,016
Res-Care, Inc. (a)	73,800	1,419,912
Sunrise Senior Living, Inc. (a)	130,400	2,651,032

Health Care Providers & Services Total		68,146,273

Health Care Technology – 0.7%
Allscripts Healthcare Solutions, Inc. (a)(b)	165,600	2,374,704
Eclipsys Corp. (a)(b)	157,800	3,520,518
Omnicell, Inc. (a)(b)	95,500	1,465,925
Phase Forward, Inc. (a)	124,200	2,399,544

Health Care Technology Total		9,760,691

Life Sciences Tools & Services – 1.0%
Cambrex Corp. (a)	84,400	549,444
Dionex Corp. (a)	53,200	3,468,108
Enzo Biochem, Inc. (a)(b)	91,820	1,189,069
Kendle International, Inc. (a)	37,600	1,859,320
PAREXEL International Corp. (a)	164,300	5,219,811
PharmaNet Development Group, Inc. (a)	56,100	1,464,210

Life Sciences Tools & Services Total		13,749,962

Pharmaceuticals – 0.9%
Alpharma, Inc., Class A (a)(b)	121,200	4,326,840
Noven Pharmaceuticals, Inc. (a)(b)	72,100	890,435
Par Pharmaceutical Companies, Inc. (a)	100,200	1,426,848
Salix Pharmaceuticals Ltd. (a)(b)	138,600	942,480
Sciele Pharma, Inc. (a)	91,800	1,768,986
Viropharma, Inc. (a)(b)	203,000	2,973,950

Pharmaceuticals Total		12,329,539

Health Care Total		182,491,162

See Accompanying Notes to Financial Statements.

43

Columbia Small Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials – 18.4%
Aerospace & Defense – 2.8%
AAR Corp. (a)(b)	112,400	1,783,788
Applied Signal Technology, Inc.	36,500	604,075
Ceradyne, Inc. (a)	76,400	3,442,584
Cubic Corp.	45,000	1,246,050
Curtiss-Wright Corp.	129,900	6,997,713
Esterline Technologies Corp. (a)	85,600	4,835,544
GenCorp, Inc. (a)(b)	165,500	1,292,555
Moog, Inc., Class A (a)	123,675	5,862,195
Orbital Sciences Corp. (a)	169,900	4,492,156
Teledyne Technologies, Inc. (a)	102,900	6,413,757
Triumph Group, Inc.	48,000	2,627,520

Aerospace & Defense Total		39,597,937

Air Freight & Logistics – 0.5%
Forward Air Corp. (b)	83,650	2,952,008
HUB Group, Inc., Class A (a)	109,200	4,361,448

Air Freight & Logistics Total		7,313,456

Airlines – 0.2%
Skywest, Inc.	169,400	2,895,046

Airlines Total		2,895,046

Building Products – 1.4%
Apogee Enterprises, Inc. (b)	83,400	1,668,000
Gibraltar Industries, Inc. (b)	86,900	1,869,219
Griffon Corp. (a)(b)	76,400	935,900
Lennox International, Inc.	164,300	6,079,100
NCI Building Systems, Inc. (a)(b)	56,900	2,178,132
Quanex Building Products Corp.	108,300	1,782,618
Simpson Manufacturing Co., Inc. (b)	108,600	3,019,080
Universal Forest Products, Inc. (b)	55,000	1,806,750

Building Products Total		19,338,799

Commercial Services & Supplies – 3.6%
ABM Industries, Inc.	129,000	3,390,120
Administaff, Inc. (b)	66,600	1,824,840
Bowne & Co., Inc.	78,100	945,010
CDI Corp.	39,500	991,450
Consolidated Graphics, Inc. (a)	30,000	1,166,100
G&K Services, Inc., Class A	57,400	1,979,726
Healthcare Services Group, Inc. (b)	124,900	2,433,052
Heidrick & Struggles International, Inc. (b)	49,900	1,514,964
Interface, Inc., Class A	162,700	2,142,759
Mobile Mini, Inc. (a)(b)	100,500	2,148,690
On Assignment, Inc. (a)	102,800	971,460
School Specialty, Inc. (a)(b)	50,000	1,525,000
Spherion Corp. (a)	159,200	824,656

	Shares	Value ($)
Standard Register Co. (b)	36,700	415,444
Sykes Enterprises, Inc. (a)	95,400	1,921,356
Tetra Tech, Inc. (a)	170,800	4,881,464
TrueBlue, Inc. (a)	128,600	2,133,474
United Stationers, Inc. (a)	67,900	3,366,482
Viad Corp.	60,100	1,879,928
Volt Information Sciences, Inc. (a)	39,000	546,780
Waste Connections, Inc. (a)	192,725	6,997,845
Watson Wyatt Worldwide, Inc., Class A	123,800	7,253,442

Commercial Services & Supplies Total		51,254,042

Construction & Engineering – 0.6%
EMCOR Group, Inc. (a)	197,000	6,711,790
Insituform Technologies, Inc., Class A (a)(b)	80,600	1,479,816

Construction & Engineering Total		8,191,606

Electrical Equipment – 2.8%
A.O. Smith Corp. (b)	62,800	2,585,476
Acuity Brands, Inc. (b)	117,900	5,129,829
Baldor Electric Co. (b)	133,900	4,772,196
Belden CDT, Inc. (b)	126,950	4,664,143
Brady Corp., Class A	157,700	5,789,167
C&D Technologies, Inc. (a)(b)	74,500	572,905
II-VI, Inc. (a)	70,800	3,108,828
MagneTek, Inc. (a)(b)	88,200	405,720
Regal-Beloit Corp.	93,400	4,385,130
Vicor Corp. (b)	55,600	559,892
Woodward Governor Co.	169,400	7,848,302

Electrical Equipment Total		39,821,588

Industrial Conglomerates – 0.1%
Standex International Corp.	36,300	907,500
Tredegar Corp.	61,700	1,221,660

Industrial Conglomerates Total		2,129,160

Machinery – 3.9%
Albany International Corp., Class A (b)	76,700	2,352,389
Astec Industries, Inc. (a)(b)	55,800	1,919,520
Barnes Group, Inc. (b)	132,200	3,188,664
Briggs & Stratton Corp. (b)	143,800	2,157,000
Cascade Corp. (b)	24,800	1,286,624
CLARCOR, Inc. (b)	146,600	5,853,738
EnPro Industries, Inc. (a)(b)	58,600	2,469,990
Gardner Denver, Inc. (a)	152,400	6,879,336
John Bean Technologies Corp. (a)	80,300	1,043,900
Kaydon Corp. (b)	80,300	4,475,119
Lindsay Corp. (b)	34,600	2,834,086
Lydall, Inc. (a)	48,100	562,289
Mueller Industries, Inc.	107,700	3,020,985

See Accompanying Notes to Financial Statements.

44

Columbia Small Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Machinery (continued)
Robbins & Myers, Inc.	100,100	4,489,485
Toro Co. (b)	108,900	4,450,743
Valmont Industries, Inc.	50,700	5,411,718
Wabash National Corp. (b)	89,100	774,279
Watts Water Technologies, Inc., Class A (b)	86,100	2,447,823

Machinery Total		55,617,688

Marine – 0.5%
Kirby Corp. (a)	156,600	7,170,714

Marine Total		7,170,714

Road & Rail – 1.3%
Arkansas Best Corp. (b)	73,200	2,534,184
Heartland Express, Inc. (b)	164,668	2,720,315
Knight Transportation, Inc. (b)	166,400	2,976,896
Landstar System, Inc.	153,100	7,504,962
Old Dominion Freight Line, Inc. (a)	82,250	2,736,458

Road & Rail Total		18,472,815

Trading Companies & Distributors – 0.7%
Applied Industrial Technologies, Inc.	104,325	3,036,901
Kaman Corp.	73,600	2,219,040
Lawson Products, Inc.	12,100	364,452
Watsco, Inc. (b)	72,200	3,695,918

Trading Companies & Distributors Total		9,316,311

Industrials Total		261,119,162

Information Technology – 16.5%
Communications Equipment – 1.4%
Arris Group, Inc. (a)	355,800	3,365,868
Bel Fuse, Inc., Class B	34,300	954,912
Black Box Corp.	50,800	1,820,672
Blue Coat Systems, Inc. (a)(b)	110,900	2,062,740
Comtech Telecommunications Corp. (a)	70,400	3,218,688
Digi International, Inc. (a)	74,800	883,388
Harmonic, Inc. (a)	273,200	2,404,160
NETGEAR, Inc. (a)	102,600	1,728,810
Network Equipment Technologies, Inc. (a)(b)	85,300	278,078
PC-Tel, Inc.	55,700	563,127
Symmetricom, Inc. (a)(b)	133,500	656,820
Tollgrade Communications, Inc. (a)	38,200	256,704
ViaSat, Inc. (a)	77,000	2,019,710

Communications Equipment Total		20,213,677

	Shares	Value ($)
Computers & Peripherals – 0.7%
Adaptec, Inc. (a)	351,000	1,330,290
Avid Technology, Inc. (a)(b)	91,275	2,121,231
Hutchinson Technology, Inc. (a)(b)	68,400	991,116
Intevac, Inc. (a)	63,000	641,340
Novatel Wireless, Inc. (a)(b)	92,000	573,160
Stratasys, Inc. (a)(b)	59,900	997,934
Synaptics, Inc. (a)(b)	65,800	3,443,972

Computers & Peripherals Total		10,099,043

Electronic Equipment & Instruments – 4.1%
Agilysys, Inc. (b)	66,100	859,961
Anixter International, Inc. (a)(b)	88,000	6,495,280
Benchmark Electronics, Inc. (a)	195,825	3,229,154
Brightpoint, Inc. (a)	149,240	1,284,957
Checkpoint Systems, Inc. (a)	115,100	2,450,479
Cognex Corp. (b)	121,600	2,459,968
CTS Corp.	97,600	1,292,224
Daktronics, Inc. (b)	98,000	1,717,940
Electro Scientific Industries, Inc. (a)	78,600	1,123,194
FARO Technologies, Inc. (a)(b)	48,400	1,143,208
Gerber Scientific, Inc. (a)	68,700	612,804
Insight Enterprises, Inc. (a)	136,100	2,264,704
Itron, Inc. (a)	99,400	10,295,852
Keithley Instruments, Inc.	39,900	379,449
Littelfuse, Inc. (a)	62,900	2,231,692
LoJack Corp. (a)	51,200	371,200
Mercury Computer Systems, Inc. (a)	66,000	610,500
Methode Electronics, Inc., Class A	110,300	1,212,197
MTS Systems Corp.	50,900	2,111,332
Newport Corp. (a)(b)	104,500	979,165
Park Electrochemical Corp.	59,100	1,655,982
Photon Dynamics, Inc. (a)	51,500	783,830
Plexus Corp. (a)	113,900	3,192,617
RadiSys Corp. (a)	65,100	720,657
Rogers Corp. (a)	52,000	2,080,520
ScanSource, Inc. (a)(b)	76,300	2,295,867
SYNNEX Corp. (a)(b)	49,000	1,126,510
Technitrol, Inc.	118,800	1,878,228
TTM Technologies, Inc. (a)	123,700	1,481,926

Electronic Equipment & Instruments Total		58,341,397

Internet Software & Services – 1.0%
Bankrate, Inc. (a)(b)	38,400	1,238,784
DealerTrack Holdings, Inc. (a)(b)	86,600	1,596,038
InfoSpace, Inc.	99,800	1,167,660
j2 Global Communications, Inc. (a)(b)	128,900	3,179,963
Knot, Inc. (a)(b)	81,500	742,465
Perficient, Inc. (a)(b)	92,800	736,832

See Accompanying Notes to Financial Statements.

45

Columbia Small Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Internet Software & Services (continued)
United Online, Inc.	235,200	2,476,656
Websense, Inc. (a)	131,000	2,965,840

Internet Software & Services Total		14,104,238

IT Services – 1.5%
CACI International, Inc., Class A (a)	87,400	4,426,810
CIBER, Inc. (a)	155,100	1,214,433
CSG Systems International, Inc. (a)	101,400	1,916,460
Cybersource Corp. (a)	200,199	3,439,419
Gevity HR, Inc. (b)	67,700	558,525
Mantech International Corp., Class A (a)	57,700	3,397,953
MAXIMUS, Inc.	54,100	2,001,700
SI International, Inc. (a)(b)	38,500	1,202,355
Startek, Inc. (a)	32,900	297,416
Wright Express Corp. (a)	112,600	3,349,850

IT Services Total		21,804,921

Semiconductors & Semiconductor Equipment – 3.9%
Actel Corp. (a)	73,400	1,011,452
Advanced Energy Industries, Inc. (a)	95,700	1,543,641
ATMI, Inc. (a)	90,600	2,209,734
Axcelis Technologies, Inc. (a)	297,400	1,406,702
Brooks Automation, Inc. (a)	184,330	1,771,411
Cabot Microelectronics Corp. (a)	68,100	2,630,022
Cohu, Inc.	66,900	1,117,230
Cymer, Inc. (a)	88,100	2,637,714
Diodes, Inc. (a)(b)	91,849	2,185,088
DSP Group, Inc. (a)	82,200	637,050
Exar Corp. (a)(b)	123,900	958,986
FEI Co. (a)(b)	105,800	2,865,064
Kopin Corp. (a)(b)	200,200	596,596
Kulicke & Soffa Industries, Inc. (a)(b)	155,300	798,242
Micrel, Inc.	148,700	1,369,527
Microsemi Corp. (a)	228,200	6,275,500
MKS Instruments, Inc. (a)	127,300	2,869,342
Pericom Semiconductor Corp. (a)	73,500	1,002,540
Photronics, Inc. (a)	121,900	398,613
Rudolph Technologies, Inc. (a)(b)	88,700	748,628
Skyworks Solutions, Inc. (a)(b)	473,100	4,589,070
Standard Microsystems Corp. (a)	66,000	1,928,520
Supertex, Inc. (a)(b)	37,400	1,110,780
TriQuint Semiconductor, Inc. (a)	416,100	2,617,269
Ultratech, Inc. (a)	67,800	1,006,830
Varian Semiconductor Equipment Associates, Inc. (a)	215,225	6,951,767

	Shares	Value ($)
Veeco Instruments, Inc. (a)(b)	92,500	1,554,925

Semiconductors & Semiconductor Equipment Total		54,792,243

Software – 3.9%
Blackbaud, Inc.	129,800	2,620,662
Captaris, Inc. (a)(b)	76,800	307,200
Catapult Communications Corp. (a)(b)	26,100	198,099
Concur Technologies, Inc. (a)(b)	125,000	5,493,750
Epicor Software Corp. (a)(b)	172,200	1,468,866
EPIQ Systems, Inc. (a)	90,300	1,019,487
FactSet Research Systems, Inc. (b)	122,300	7,669,433
Informatica Corp. (a)	256,900	4,333,903
JDA Software Group, Inc. (a)	78,200	1,425,586
Manhattan Associates, Inc. (a)	71,500	1,752,465
Micros Systems, Inc. (a)	236,400	7,285,848
Phoenix Technologies Ltd. (a)	79,900	882,096
Progress Software Corp. (a)	120,500	3,519,805
Quality Systems, Inc. (b)	50,900	2,179,538
Radiant Systems, Inc. (a)	78,900	719,568
Secure Computing Corp. (a)	167,400	716,472
Smith Micro Software, Inc. (a)(b)	88,300	668,431
Sonic Solutions (a)(b)	76,600	356,190
SPSS, Inc. (a)	51,800	1,635,844
Take-Two Interactive Software, Inc. (a)	224,150	5,619,440
THQ, Inc. (a)	193,450	2,963,654
Tyler Technologies, Inc. (a)(b)	99,300	1,609,653

Software Total		54,445,990

Information Technology Total		233,801,509

Materials – 3.7%
Chemicals – 1.6%
A. Schulman, Inc.	78,700	1,906,114
Arch Chemicals, Inc.	72,200	2,649,740
Balchem Corp.	52,600	1,435,454
Georgia Gulf Corp. (b)	100,100	337,337
H.B. Fuller Co. (b)	140,600	3,665,442
Material Sciences Corp. (a)	34,900	265,240
NewMarket Corp. (b)	40,000	2,717,600
OM Group, Inc. (a)(b)	88,600	3,287,060
Omnova Solutions, Inc. (a)	123,900	358,071
Penford Corp. (b)	32,600	541,486
PolyOne Corp. (a)	270,700	2,222,447
Quaker Chemical Corp.	29,800	882,080
Stepan Co.	20,800	1,223,664
Zep, Inc.	60,650	1,188,134

Chemicals Total		22,679,869

See Accompanying Notes to Financial Statements.

46

Columbia Small Cap Index Fund

August 31, 2008 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Construction Materials – 0.4%
Headwaters, Inc. (a)(b)	121,900	1,876,041
Texas Industries, Inc. (b)	79,700	4,197,799

Construction Materials Total		6,073,840

Containers & Packaging – 0.3%
Myers Industries, Inc.	81,800	1,076,488
Rock-Tenn Co., Class A	97,400	3,572,632

Containers & Packaging Total		4,649,120

Metals & Mining – 1.0%
A.M. Castle & Co.	48,600	975,888
AMCOL International Corp. (b)	64,800	2,362,608
Brush Engineered Materials, Inc. (a)(b)	59,200	1,734,560
Century Aluminum Co. (a)	98,200	4,788,232
Olympic Steel, Inc. (b)	26,100	1,242,621
RTI International Metals, Inc. (a)(b)	66,700	2,255,127

Metals & Mining Total		13,359,036

Paper & Forest Products – 0.4%
Buckeye Technologies, Inc. (a)	113,800	1,048,098
Deltic Timber Corp. (b)	30,700	1,880,989
Neenah Paper, Inc.	42,400	823,408
Schweitzer-Mauduit International, Inc.	45,500	862,680
Wausau-Mosinee Paper Corp. (b)	143,000	1,231,230

Paper & Forest Products Total		5,846,405

Materials Total		52,608,270

Other – 0.0%
Other – 0.0%
CSF Holdings, Inc. Escrow (a)(c)	2,062	—

Other Total		—

Other Total		—

Telecommunication Services – 0.3%
Diversified Telecommunication Services – 0.3%
Fairpoint Communications, Inc. (b)	258,400	2,286,840
General Communication, Inc., Class A (a)(b)	131,200	1,330,368

Diversified Telecommunication Services Total		3,617,208

Telecommunication Services Total		3,617,208

	Shares	Value ($)
Utilities – 4.5%
Electric Utilities – 1.2%
ALLETE, Inc.	75,200	3,174,944
Central Vermont Public Service Corp.	30,000	729,000
Cleco Corp.	174,700	4,404,187
El Paso Electric Co. (a)	130,000	2,767,700
UIL Holdings Corp. (b)	73,233	2,387,396
Unisource Energy Corp.	99,900	3,209,787

Electric Utilities Total		16,673,014

Gas Utilities – 2.8%
Atmos Energy Corp.	261,800	7,209,972
Laclede Group, Inc. (b)	63,300	2,844,069
New Jersey Resources Corp.	121,750	4,404,915
Northwest Natural Gas Co. (b)	76,700	3,737,591
Piedmont Natural Gas Co. (b)	213,000	6,145,050
South Jersey Industries, Inc. (b)	86,300	3,078,321
Southwest Gas Corp.	125,600	3,811,960
UGI Corp.	310,400	8,536,000

Gas Utilities Total		39,767,878

Multi-Utilities – 0.4%
Avista Corp.	154,000	3,434,200
CH Energy Group, Inc. (b)	39,400	1,568,120

Multi-Utilities Total		5,002,320

Water Utilities – 0.1%
American States Water Co. (b)	50,100	1,979,451

Water Utilities Total		1,979,451

Utilities Total		63,422,663

Total Common Stocks (Cost of $1,161,896,529)		1,390,684,988

Investment Company – 0.8%
iShares S&P SmallCap 600 Index Fund (b)	172,450	11,029,902

Total Investment Company (Cost of $10,259,129)		11,029,902

Securities Lending Collateral – 24.7%
State Street Navigator Securities Lending Prime Portfolio (d) (7 day yield of 2.626%)	350,047,640	350,047,640

Total Securities Lending Collateral (Cost of $350,047,640)		350,047,640

See Accompanying Notes to Financial Statements.

47

Columbia Small Cap Index Fund

August 31, 2008 (Unaudited)

Short-Term Obligations – 0.5%

	Par ($)	Value ($)
U.S. Government Obligation – 0.1%
U.S. Treasury Bill
1.909% 09/18/08 (e)(f)	1,000,000	999,103

U.S. Government Obligation Total		999,103

Repurchase Agreement – 0.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/29/08, at 2.000%, due 09/02/08, collateralized by a U.S. Government Agency Obligation maturing 06/04/12, market value $6,161,063 (repurchase proceeds $6,040,342)	6,039,000	6,039,000

Repurchase Agreement Total		6,039,000

Total Short-Term Obligations (Cost of $7,038,103)		7,038,103

Total Investments – 124.2% (Cost of $1,529,241,401) (g)		1,758,800,633

Obligation to Return Collateral for Securities Loaned – (24.7)%		(350,047,640)

Other Assets & Liabilities, Net – 0.5%		6,789,412

Net Assets – 100.0%		1,415,542,405

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at August 31, 2008. The total market value of securities on loan at August 31, 2008 is $330,727,932.

(c)	Security has no value.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	A portion of this security with a market value of $999,103 is pledged as collateral for open futures contracts.

(f)	The rate shown represents the annualized yield at the date of purchase.

(g)	Cost for federal income tax purposes is $1,529,241,401.

At August 31, 2008, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Russell 2000 Index	32	$11,838,400	$11,371,352	Sept-2008	$467,048

At August 31, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Industrials	18.4
Financials	16.8
Information Technology	16.5
Consumer Discretionary	13.7
Health Care	12.9
Energy	7.9
Utilities	4.5
Materials	3.7
Consumer Staples	3.5
Telecommunication Services	0.3

98.2
Investment Company	0.8
Securities Lending Collateral	24.7
Short-Term Obligations	0.5
Obligation to Return Collateral for Securities Loaned	(24.7)
Other Assets & Liabilities, Net	0.5

100.0

See Accompanying Notes to Financial Statements.

48

Statements of Assets and Liabilities – Index Funds

August 31, 2008 (Unaudited)

	Columbia Large Cap Index Fund	Columbia Large Cap Enhanced Core Fund	Columbia Mid Cap Index Fund	Columbia Small Cap Index Fund
	$	$	$	$
Assets
Unaffiliated investments, at identified cost	2,051,117,386	682,519,611	1,975,833,124	1,529,241,401
Affiliated investments, at identified cost	29,612,617	—	—	—

Total investments, at identified cost	2,080,730,003	682,519,611	1,975,833,124	1,529,241,401
Unaffiliated investments, at value (including securities on loan of $98,484,598, $15,486,100, $259,164,629 and $330,727,932, respectively)	2,646,857,834	728,374,602	2,278,055,012	1,758,800,633
Affiliated investments, at value	31,603,021	—	—	—

Total investments, at value	2,678,460,855	728,374,602	2,278,055,012	1,758,800,633

Cash	484	570,147	846	—
Unrealized appreciation on foreign forward currency exchange contracts	—	398,477	—	—
Receivable for:
Investments sold	—	—	—	11,825,750
Fund shares sold	3,510,028	1,246,194	2,731,207	2,271,353
Interest	12,770	901	4,148	1,007
Dividends	5,705,772	1,580,485	2,114,840	869,146
Securities lending	100,743	14,368	412,985	441,399
Expense reimbursement due from investment advisor	130,117	44,482	165,517	—
Trustees’ deferred compensation plan	10,242	—	—	6,249
Other assets	—	1,572	3,850	—

Total assets	2,687,931,011	732,231,228	2,283,488,405	1,774,215,537

Liabilities
Collateral on securities loaned	101,772,192	15,918,332	268,312,550	350,047,640
Payable to custodian bank	—	—	—	3,078,205
Unrealized depreciation on forward foreign currency exchange contracts	—	1,094,151	—	—
Payable for:
Investments purchased	—	—	—	4,550,317
Fund shares repurchased	1,182,022	613,807	448,393	575,741
Futures variation margin	982,685	82,739	270,000	86,194
Investment advisory fee	219,086	203,914	169,536	118,948
Administration fee	215,045	91,940	157,870	107,391
Transfer agent fee	—	24,712	3,287	—
Pricing and bookkeeping fees	11,667	12,073	12,385	11,667
Trustees’ fees	84,073	71,134	59,872	78,328
Service and distribution fees	39,564	3,527	19,293	10,931
Custody fee	—	2,036	7,789	—
Chief compliance officer expenses	—	136	241	—
Trustees’ deferred compensation plan	10,242	—	—	6,249
Other liabilities	2,133	91,259	118,544	1,521

Total liabilities	104,518,709	18,209,760	269,579,760	358,673,132

Net Assets	2,583,412,302	714,021,468	2,013,908,645	1,415,542,405

See Accompanying Notes to Financial Statements.

49

Statements of Assets and Liabilities (continued) – Index Funds

August 31, 2008 (Unaudited)

	Columbia Large Cap Index Fund	Columbia Large Cap Enhanced Core Fund	Columbia Mid Cap Index Fund	Columbia Small Cap Index Fund
	$	$	$	$
Net Assets Consist of
Paid-in capital	2,279,535,029	757,808,325	1,678,421,211	1,111,267,420
Undistributed net investment income	26,482,998	5,912,306	15,896,995	9,462,881
Accumulated net realized gain (loss)	(318,491,460)	(94,853,079)	16,779,949	64,785,824
Unrealized appreciation (depreciation) on:
Investments	597,730,852	45,854,991	302,221,888	229,559,232
Foreign currency translations	—	(695,674)	—	—
Futures contracts	(1,845,117)	(5,401)	588,602	467,048

Net Assets	2,583,412,302	714,021,468	2,013,908,645	1,415,542,405

Class A
Net assets	$155,533,334	$16,313,356	$96,545,967	$52,193,776
Shares outstanding	6,240,389	1,305,331	8,692,454	2,816,177
Net asset value and offering price per share	$24.92	$12.50	$11.11	$18.53

Class B
Net assets	$6,860,893	—	—	—
Shares outstanding	275,615	—	—	—
Net asset value and offering price per share (a)	$24.89	—	—	—

Class R
Net assets	—	$48,761	—	—
Shares outstanding	—	3,910	—	—
Net asset value and offering price per share	—	$12.47	—	—

Class Z
Net assets	$2,421,018,075	$697,659,351	$1,917,362,678	$1,363,348,629
Shares outstanding	96,705,372	55,906,984	172,916,196	73,297,363
Net asset value and offering price per share	$25.03	$12.48	$11.09	$18.60

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements.

50

Statements of Operations – Index Funds

For the Six Months Ended August 31, 2008 (Unaudited)

	Columbia Large Cap Index Fund	Columbia Large Cap Enhanced Core Fund	Columbia Mid Cap Index Fund	Columbia Small Cap Index Fund
	$	$	$	$
Investment Income
Dividends	25,914,750	7,735,219	14,335,696	8,388,764
Dividends from affiliates	1,223,148	—	—	—
Interest	835,361	105,189	564,643	99,386
Securities lending	521,604	90,715	2,625,277	2,446,626
Foreign withholding tax	—	—	—	(2,865)

Total Investment Income	28,494,863	7,931,123	17,525,616	10,931,911

Expenses
Investment advisory fee	1,322,927	1,300,590	1,017,396	686,650
Administration fee	1,322,927	595,585	947,396	686,650
Distribution fee:
Class B	28,139	—	—	—
Class R	—	119	—	—
Service fee:
Class A	190,516	21,167	106,245	61,432
Class B	9,394	—	—	—
Transfer agent fee	—	48,324	60,083	—
Pricing and bookkeeping fees	—	71,290	72,403	—
Trustees’ fees	12,856	4,099	11,278	11,816
Custody fee	—	23,488	37,116	—
Chief compliance officer expenses	—	431	666	—
Other expenses	6,894	110,408	210,065	8,138

Expenses before interest expense	2,893,653	2,175,501	2,462,648	1,454,686
Interest expense	—	1,431	—	—

Total Expenses	2,893,653	2,176,932	2,462,648	1,454,686
Fees waived or expenses reimbursed by investment advisor	(793,395)	(195,908)	(928,834)	—
Expense reductions	(18,851)	(703)	(3,215)	(13,073)

Net Expenses	2,081,407	1,980,321	1,530,599	1,441,613

Net Investment Income	26,413,456	5,950,802	15,995,017	9,490,298

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures Contracts
Net realized gain (loss) on:
Unaffiliated investments	7,581,063	(48,585,262)	37,505,039	94,067,095
Affiliated investments	(14)	—	—	—
Foreign currency transactions	—	689,396	—	—
Futures contracts	(5,060,658)	(413,158)	1,814,037	791,971

Net realized gain (loss)	2,520,391	(48,309,024)	39,319,076	94,859,066
Net change in unrealized appreciation (depreciation) on:
Investments	(104,632,670)	21,133,791	22,655,140	(10,329,533)
Foreign currency translations	—	(581,105)	—	—
Futures contracts	2,504,130	433,081	4,259,671	872,719

Net change in unrealized appreciation (depreciation)	(102,128,540)	20,985,767	26,914,811	(9,456,814)

Net Gain (Loss)	(99,608,149)	(27,323,257)	66,233,887	85,402,252

Net Increase (Decrease) Resulting from Operations	(73,194,693)	(21,372,455)	82,228,904	94,892,550

See Accompanying Notes to Financial Statements.

51

Statements of Changes in Net Assets – Index Funds

Increase (Decrease) in Net Assets	Columbia Large Cap Index Fund		Columbia Large Cap Enhanced Core Fund
	(Unaudited) Six Months Ended August 31, 2008 ($)	Year Ended February 29, 2008 ($)	(Unaudited) Six Months Ended August 31, 2008 ($)	Year Ended February 29, 2008 ($)
Operations
Net investment income	26,413,456	50,631,245	5,950,802	12,604,560
Net realized gain (loss) on investments, foreign currency transactions, swap contracts, futures contracts and written options	2,520,391	72,090,806	(48,309,024)	(11,323,582)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, swap contracts, futures contracts and written options	(102,128,540)	(214,016,231)	20,985,767	(55,485,792)

Net increase (decrease) resulting from operations	(73,194,693)	(91,294,180)	(21,372,455)	(54,204,814)

Distributions to Shareholders
From net investment income:
Class A	(92,249)	(1,828,626)	—	(201,651)
Class B	—	(66,457)	—	—
Class R	—	—	—	(396)
Class Z	(8,377,124)	(48,866,173)	(1,943,841)	(12,665,314)
From net realized gains:
Class A	—	—	—	(1,084,173)
Class R	—	—	—	(1,823)
Class Z	—	—	—	(47,995,527)

Total distributions to shareholders	(8,469,373)	(50,761,256)	(1,943,841)	(61,948,884)

Net Capital Share Transactions	160,323,703	(22,217,553)	(76,539,897)	301,814,151
Net increase (decrease) in Net Assets	78,659,637	(164,272,989)	(99,856,193)	185,660,453

Net Assets
Beginning of period	2,504,752,665	2,669,025,654	813,877,661	628,217,208
End of period	2,583,412,302	2,504,752,665	714,021,468	813,877,661
Undistributed net investment income, at end of period	26,482,998	8,538,915	5,912,306	1,905,345

See Accompanying Notes to Financial Statements.

52

Statements of Changes in Net Assets (continued) – Index Funds

Increase (Decrease) in Net Assets	Columbia Mid Cap Index Fund		Columbia Small Cap Index Fund
	(Unaudited) Six Months Ended August 31, 2008 ($)	Year Ended February 29, 2008 ($)	(Unaudited) Six Months Ended August 31, 2008 ($)	Year Ended February 29, 2008 ($)
Operations
Net investment income	15,995,017	29,231,819	9,490,298	16,303,110
Net realized gain on investments and futures contracts	39,319,076	183,232,266	94,859,066	169,796,259
Net change in unrealized appreciation (depreciation) on investments and futures contracts	26,914,811	(307,375,511)	(9,456,814)	(320,989,879)

Net increase (decrease) resulting from operations	82,228,904	(94,911,426)	94,892,550	(134,890,510)

Distributions to Shareholders
From net investment income:
Class A	—	(508,662)	—	(398,505)
Class Z	(2,973,544)	(28,692,287)	(1,323,371)	(15,677,095)
From net realized gains:
Class A	(1,536,592)	(4,727,082)	(1,160,039)	(5,874,545)
Class Z	(34,964,778)	(187,448,824)	(31,372,492)	(166,273,006)

Total distributions to shareholders	(39,474,914)	(221,376,855)	(33,855,902)	(188,223,151)

Net Capital Share Transactions	23,875,007	180,304,168	64,045,834	40,601,298
Net increase (decrease) in Net Assets	66,628,997	(135,984,113)	125,082,482	(282,512,363)

Net Assets
Beginning of period	1,947,279,648	2,083,263,761	1,290,459,923	1,572,972,286
End of period	2,013,908,645	1,947,279,648	1,415,542,405	1,290,459,923
Undistributed net investment income, at end of period	15,896,995	2,875,522	9,462,881	1,295,954

See Accompanying Notes to Financial Statements.

53

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Large Cap Index Fund
	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	1,467,259	37,596,114	3,280,547	93,485,064
Distributions reinvested	3,462	89,634	61,653	1,762,010
Redemptions	(644,554)	(16,640,797)	(1,159,935)	(32,777,024)

Net increase	826,167	21,044,951	2,182,265	62,470,050

Class B
Subscriptions	530	13,948	5,807	169,923
Distributions reinvested	—	—	2,112	60,484
Redemptions	(29,858)	(774,554)	(82,644)	(2,320,603)

Net decrease	(29,328)	(760,606)	(74,725)	(2,090,196)

Class Z
Subscriptions	12,829,035	335,594,115	12,763,645	356,879,449
Distributions reinvested	239,972	6,239,282	1,183,330	34,101,658
Redemptions	(7,784,623)	(201,794,039)	(16,736,377)	(473,578,514)

Net increase (decrease)	5,284,384	140,039,358	(2,789,402)	(82,597,407)

See Accompanying Notes to Financial Statements.

54

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Large Cap Enhanced Core Fund
	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	76,524	970,421	247,730	3,700,672
Distributions reinvested	—	—	68,488	1,010,623
Redemptions	(110,051)	(1,408,425)	(170,657)	(2,490,061)

Net increase (decrease)	(33,527)	(438,004)	145,561	2,221,234

Class R
Subscriptions	475	6,080	2,807	42,345
Distributions reinvested	—	—	153	2,219
Redemptions	(161)	(1,997)	(131)	(1,881)

Net increase	314	4,083	2,829	42,683

Class Z
Subscriptions	5,292,874	68,010,998	33,602,727	501,289,480
Distributions reinvested	23,622	304,719	548,275	8,090,175
Redemptions	(11,135,840)	(144,421,693)	(14,255,167)	(209,829,421)

Net increase (decrease)	(5,819,344)	(76,105,976)	19,895,835	299,550,234

See Accompanying Notes to Financial Statements.

55

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Mid Cap Index Fund
	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	2,990,603	33,548,033	4,702,847	56,177,785
Distributions reinvested	124,132	1,459,793	392,267	4,813,503
Redemptions	(1,063,239)	(11,923,893)	(2,383,384)	(30,512,172)

Net increase	2,051,496	23,083,933	2,711,730	30,479,116

Class Z
Subscriptions	10,591,587	119,179,554	28,123,163	352,954,524
Distributions reinvested	1,570,831	18,425,849	7,967,508	97,509,200
Redemptions	(12,226,184)	(136,814,329)	(24,363,545)	(300,638,672)

Net increase (decrease)	(63,766)	791,074	11,727,126	149,825,052

See Accompanying Notes to Financial Statements.

56

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Small Cap Index Fund
	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	509,441	9,233,575	1,052,673	22,305,124
Distributions reinvested	58,223	1,073,626	273,705	5,563,798
Redemptions	(354,222)	(6,420,444)	(1,052,496)	(22,309,115)

Net increase	213,442	3,886,757	273,882	5,559,807

Class Z
Subscriptions	7,623,379	139,564,400	8,457,682	180,051,660
Distributions reinvested	965,050	17,853,431	4,395,213	89,801,641
Redemptions	(5,351,602)	(97,258,754)	(11,103,924)	(234,811,810)

Net increase	3,236,827	60,159,077	1,748,971	35,041,491

See Accompanying Notes to Financial Statements.

57

Financial Highlights – Columbia Large Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Year Ended March 31,
Class A Shares						2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$25.64		$27.08	$24.97		$22.67		$21.65		$16.27		$21.98

Income from Investment Operations:
Net investment income (c)	0.23		0.47	0.39		0.36		0.37	(d)	0.24		0.20
Net realized and unrealized gain (loss) on investments and futures contracts	(0.93)		(1.49)	2.14		2.19		1.01		5.37		(5.75)

Total from Investment Operations	(0.70)		(1.02)	2.53		2.55		1.38		5.61		(5.55)

Less Distributions to Shareholders:
From net investment income	(0.02)		(0.42)	(0.42)		(0.25)		(0.36)		(0.23)		(0.16)

Net Asset Value, End of Period	$24.92		$25.64	$27.08		$24.97		$22.67		$21.65		$16.27
Total return (e)(f)	(2.75	)%(g)	(3.92)%	10.20	%(g)	11.27%		6.33%		34.50%		(25.28)%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.39	%(h)(i)	0.39%	0.39	%(h)	0.39	%(i)	0.39	%(i)	0.51	%(i)(j)	0.60	%(i)
Interest expense	—		—	—		—	%(k)	—		—		—	%(k)
Net expenses	0.39	%(h)(i)	0.39%	0.39	%(h)	0.39	%(i)	0.39	%(i)	0.51	%(i)(j)	0.60	%(i)
Waiver/Reimbursement	0.06	%(h)	0.06%	0.06	%(h)	0.14	%(l)	0.14	%(l)	0.24	%(l)	0.34%
Net investment income	1.77	%(h)(i)	1.67%	1.63	%(h)	1.53	%(i)	1.67	%(i)	1.23	%(i)	1.14	%(i)
Portfolio turnover rate	2	%(g)	6%	7	%(g)	12%		4%		1%		6%
Net assets, end of period (000’s)	$155,533		$138,795	$87,528		$70,808		$37,088		$33,188		$23,660

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.07 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	The reimbursement from the investment advisor has an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.08%, 0.11% and 0.21% for the years ended March 31, 2006, March 31, 2005, and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

58

Financial Highlights – Columbia Large Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

Class B Shares	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$25.70		$27.14	$25.06		$23.49

Income from Investment Operations:
Net investment income (c)	0.13		0.24	0.20		0.10
Net realized and unrealized gain (loss) on investments and futures contracts	(0.94)		(1.48)	2.16		1.55

Total from Investment Operations	(0.81)		(1.24)	2.36		1.65

Less Distributions to Shareholders:
From net investment income	—		(0.20)	(0.28)		(0.08)

Net Asset Value, End of Period	$24.89		$25.70	$27.14		$25.06
Total return (d)(e)	(3.15	)%(f)	(4.63)%	9.47	%(f)	7.01	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.14	%(g)(h)	1.14%	1.14	%(g)	1.14	%(g)(h)
Interest expense	—		—	—		—	%(i)
Net expenses	1.14	%(g)(h)	1.14%	1.14	%(g)	1.14	%(g)(h)
Waiver/Reimbursement	0.06	%(g)	0.06%	0.06	%(g)	0.12	%(g)(j)
Net investment income	1.01	%(g)(h)	0.86%	0.87	%(g)	0.85	%(g)(h)
Portfolio turnover rate	2	%(f)	6%	7	%(f)	12	%(f)
Net assets, end of period (000’s)	$6,861		$7,836	$10,302		$12,071

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	Class B shares commenced operations on September 23, 2005. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charges.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

(j)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.06% for the period ended March 31, 2006.

See Accompanying Notes to Financial Statements.

59

Financial Highlights – Columbia Large Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Year Ended March 31,
Class Z Shares						2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$25.79		$27.29	$25.15		$22.82		$21.79		$16.37		$22.09

Income from Investment Operations:
Net investment income (c)	0.26		0.53	0.45		0.42		0.43	(d)	0.30		0.25
Net realized and unrealized gain (loss) on investments and futures contracts	(0.93)		(1.49)	2.16		2.22		1.01		5.39		(5.77)

Total from Investment Operations	(0.67)		(0.96)	2.61		2.64		1.44		5.69		(5.52)

Less Distributions to Shareholders:
From net investment income	(0.09)		(0.54)	(0.47)		(0.31)		(0.41)		(0.27)		(0.20)

Net Asset Value, End of Period	$25.03		$25.79	$27.29		$25.15		$22.82		$21.79		$16.37
Total return (e)(f)	(2.62	)%(g)	(3.72)%	10.44	%(g)	11.59%		6.57%		34.82%		(25.05)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.14	%(h)(i)	0.14%	0.14	%(h)	0.14	%(i)	0.14	%(i)	0.26	%(i)(j)	0.35	%(i)
Interest expense	—		—	—		—	%(k)	—		—		—	%(k)
Net expenses	0.14	%(h)(i)	0.14%	0.14	%(h)	0.14	%(i)	0.14	%(i)	0.26	%(i)(j)	0.35	%(i)
Waiver/Reimbursement	0.06	%(h)	0.06%	0.06	%(h)	0.14	%(l)	0.14	%(l)	0.24	%(l)	0.34%
Net investment income	2.01	%(h)(i)	1.87%	1.87	%(h)	1.78	%(i)	1.92	%(i)	1.48	%(i)	1.39	%(i)
Portfolio turnover rate	2	%(g)	6%	7	%(g)	12%		4%		1%		6%
Net assets, end of period (000’s)	$2,421,018		$2,358,122	$2,571,196		$2,367,063		$1,486,203		$1,245,378		$918,184

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.07 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	The reimbursement from the investment advisor has an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.08%, 0.11% and 0.21% for the years ended March 31, 2006, March 31, 2005, and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

60

Financial Highlights – Columbia Large Cap Enhanced Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Year Ended March 31,
Class A Shares						2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$12.91		$14.58	$14.13		$13.41		$13.56		$9.98		$13.99

Income from Investment Operations:
Net investment income (c)	0.08		0.19	0.16		0.17		0.17	(d)	0.11		0.10
Net realized and unrealized gain (loss) on investments, foreign currency, swap contracts, futures contracts and written options	(0.49)		(0.85)	1.24		1.42		0.66		3.59		(3.51)

Total from Investment Operations	(0.41)		(0.66)	1.40		1.59		0.83		3.70		(3.41)

Less Distributions to Shareholders:
From net investment income	—		(0.15)	(0.14)		(0.15)		(0.21)		(0.12)		(0.06)
From net realized gains	—		(0.86)	(0.81)		(0.72)		(0.77)		—		(0.54)

Total Distributions to Shareholders	—		(1.01)	(0.95)		(0.87)		(0.98)		(0.12)		(0.60)

Net Asset Value, End of Period	$12.50		$12.91	$14.58		$14.13		$13.41		$13.56		$9.98
Total return (e)(f)	(3.18	)%(g)	(5.29)%	10.56	%(g)	12.35%		6.59%		37.08%		(25.24)%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.75	%(i)	0.75%	0.75	%(i)	0.75%		0.75%		0.75	%(j)	0.75%
Interest expense	—	%(i)(k)	—	—		—		—		—	%(k)	—	%(k)
Net expenses (h)	0.75	%(i)	0.75%	0.75	%(i)	0.75%		0.75%		0.75	%(j)	0.75%
Waiver/Reimbursement	0.05	%(i)	0.04%	0.08	%(i)	0.15	%(l)	0.25	%(l)	0.26	%(l)	0.30%
Net investment income (h)	1.29	%(i)	1.28%	1.26	%(i)	1.23%		1.27%		0.98%		1.01%
Portfolio turnover rate	118	%(g)	207%	230	%(g)	269%		218%		307%		366%
Net assets, end of period (000’s)	$16,313		$17,281	$17,399		$18,508		$17,653		$18,734		$15,663

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.22% and 0.23% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

61

Financial Highlights – Columbia Large Cap Enhanced Core Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$12.90		$14.58	$14.13		$13.68

Income from Investment Operations:
Net investment income (c)	0.07		0.16	0.13		0.03
Net realized and unrealized gain (loss) on investments, foreign currency, swap contracts, futures contracts and written options	(0.50)		(0.86)	1.23		0.42

Total from Investment Operations	(0.43)		(0.70)	1.36		0.45

Less Distributions to Shareholders:
From net investment income	—		(0.12)	(0.10)		—
From net realized gains	—		(0.86)	(0.81)		—

Total Distributions to Shareholders	—		(0.98)	(0.91)		—

Net Asset Value, End of Period	$12.47		$12.90	$14.58		$14.13
Total return (d)(e)	(3.33	)%(f)	(5.57)%	10.30	%(f)	3.29	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.00	%(h)	1.00%	1.00	%(h)	1.00	%(h)
Interest expense	—	%(h)(i)	—	—		—
Net expenses (g)	1.00	%(h)	1.00%	1.00	%(h)	1.00	%(h)
Waiver/Reimbursement	0.05	%(h)	0.04%	0.08	%(h)	0.09	%(h)(j)
Net investment income (g)	1.04	%(h)	1.09%	1.02	%(h)	0.91	%(h)
Portfolio turnover rate	118	%(f)	207%	230	%(f)	269	%(f)
Net assets, end of period (000’s)	$49		$46	$11		$10

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

(j)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03% for the period ended March 31, 2006.

See Accompanying Notes to Financial Statements.

62

Financial Highlights – Columbia Large Cap Enhanced Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Year Ended March 31,
Class Z Shares						2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$12.90		$14.60	$14.18		$13.45		$13.59		$10.00		$14.00

Income from Investment Operations:
Net investment income (c)	0.10		0.23	0.20		0.20		0.20	(d)	0.15		0.14
Net realized and unrealized gain (loss) on investments, foreign currency, swap contracts, futures contracts and written options	(0.49)		(0.85)	1.23		1.44		0.67		3.59		(3.53)

Total from Investment Operations	(0.39)		(0.62)	1.43		1.64		0.87		3.74		(3.39)

Less Distributions to Shareholders:
From net investment income	(0.03)		(0.22)	(0.20)		(0.19)		(0.24)		(0.15)		(0.07)
From net realized gains	—		(0.86)	(0.81)		(0.72)		(0.77)		—		(0.54)

Total Distributions to Shareholders	(0.03)		(1.08)	(1.01)		(0.91)		(1.01)		(0.15)		(0.61)

Net Asset Value, End of Period	$12.48		$12.90	$14.60		$14.18		$13.45		$13.59		$10.00
Total return (e)(f)	(3.00	)%(g)	(5.10)%	10.79	%(g)	12.66%		6.90%		37.41%		(25.03)%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.50	%(i)	0.50%	0.50	%(i)	0.50%		0.50%		0.50	%(j)	0.50%
Interest expense	—	%(i)(k)	—	—		—		—		—	%(k)	—	%(k)
Net expenses (h)	0.50	%(i)	0.50%	0.50	%(i)	0.50%		0.50%		0.50	%(j)	0.50%
Waiver/Reimbursement	0.05	%(i)	0.04%	0.08	%(i)	0.15	%(l)	0.25	%(l)	0.26	%(l)	0.30%
Net investment income (h)	1.53	%(i)	1.54%	1.52	%(i)	1.49%		1.52%		1.23%		1.26%
Portfolio turnover rate	118	%(g)	207%	230	%(g)	269%		218%		307%		366%
Net assets, end of period (000’s)	$697,659		$796,550	$610,807		$495,099		$325,008		$246,181		$191,535

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.22% and 0.23% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

63

Financial Highlights – Columbia Mid Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Year Ended March 31,
Class A Shares						2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$10.86		$12.61	$12.49		$10.92		$10.26		$6.96		$9.33

Income from Investment Operations:
Net investment income (c)	0.08		0.14	0.12		0.12		0.10		0.06		0.05
Net realized and unrealized gain (loss) on investments and futures contracts	0.37		(0.64)	0.64		2.15		0.91		3.30		(2.26)

Total from Investment Operations	0.45		(0.50)	0.76		2.27		1.01		3.36		(2.21)

Less Distributions to Shareholders:
From net investment income	—		(0.12)	(0.10)		(0.12)		(0.08)		(0.06)		(0.04)
From net realized gains	(0.20)		(1.13)	(0.54)		(0.58)		(0.27)		—	(d)	(0.12)

Total Distributions to Shareholders	(0.20)		(1.25)	(0.64)		(0.70)		(0.35)		(0.06)		(0.16)

Net Asset Value, End of Period	$11.11		$10.86	$12.61		$12.49		$10.92		$10.26		$6.96
Total return (e)(f)	4.08	%(g)	(4.94)%	6.61	%(g)(h)	21.37%		10.03%		48.31%		(23.98)%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	0.39	%(j)	0.39%	0.39	%(j)	0.39%		0.39%		0.50	%(k)	0.60%
Interest expense	—		—	—		—	%(l)	—	%(l)	—	%(l)	—
Net expenses (i)	0.39	%(j)	0.39%	0.39	%(j)	0.39%		0.39%		0.50	%(k)	0.60%
Waiver/Reimbursement	0.09	%(j)	0.08%	0.09	%(j)	0.15	%(m)	0.14	%(m)	0.25	%(m)	0.35%
Net investment income (i)	1.33	%(j)	1.13%	1.08	%(j)	1.00%		0.96%		0.70%		0.59%
Portfolio turnover rate	10	%(g)	26%	18	%(g)	24%		18%		9%		15%
Net assets, end of period (000’s)	$96,546		$72,095	$49,555		$18,115		$9,606		$7,385		$2,189

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Total return includes a voluntary reimbursement by the investment advisor for realized investment losses due to a trading error. The reimbursement had an impact of less than 0.01% of the Fund’s total return.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	The reimbursement from investment adviser had an impact of less than 0.01%.

(l)	Rounds to less than 0.01%.

(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.11% and 0.22% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

64

Financial Highlights – Columbia Mid Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Year Ended March 31,
Class Z Shares						2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$10.84		$12.61	$12.52		$10.94		$10.27		$6.96		$9.31

Income from Investment Operations:
Net investment income (c)	0.09		0.17	0.14		0.14		0.13		0.09		0.06
Net realized and unrealized gain (loss) on investments and futures contracts	0.38		(0.64)	0.64		2.17		0.91		3.29		(2.25)

Total from Investment Operations	0.47		(0.47)	0.78		2.31		1.04		3.38		(2.19)

Less Distributions to Shareholders:
From net investment income	(0.02)		(0.17)	(0.15)		(0.15)		(0.10)		(0.07)		(0.04)
From net realized gains	(0.20)		(1.13)	(0.54)		(0.58)		(0.27)		—	(d)	(0.12)

Total Distributions to Shareholders	(0.22)		(1.30)	(0.69)		(0.73)		(0.37)		(0.07)		(0.16)

Net Asset Value, End of Period	$11.09		$10.84	$12.61		$12.52		$10.94		$10.27		$6.96
Total return (e)(f)	4.24	%(g)	(4.75)%	6.82	%(g)(h)	21.71%		10.32%		48.67%		(23.77)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	0.14	%(j)	0.14%	0.14	%(j)	0.14%		0.14%		0.25	%(k)	0.35%
Interest expense	—		—	—		—	%(l)	—	%(l)	—	%(l)	—
Net expenses (i)	0.14	%(j)	0.14%	0.14	%(j)	0.14%		0.14%		0.25	%(k)	0.35%
Waiver/Reimbursement	0.09	%(j)	0.08%	0.09	%(j)	0.15	%(m)	0.14	%(m)	0.25	%(m)	0.35%
Net investment income (i)	1.58	%(j)	1.38%	1.30	%(j)	1.25%		1.21%		0.95%		0.84%
Portfolio turnover rate	10	%(g)	26%	18	%(g)	24%		18%		9%		15%
Net assets, end of period (000’s)	$1,917,363		$1,875,184	$2,033,709		$1,996,247		$1,601,005		$1,461,843		$860,997

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Total return includes a voluntary reimbursement by the investment advisor for realized investment losses due to a trading error. The reimbursement had an impact of less than 0.01% of the Fund’s total return.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	The reimbursement from investment adviser had an impact of less than 0.01%.

(l)	Rounds to less than 0.01%.

(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.11% and 0.22% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

65

Financial Highlights – Columbia Small Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008		Period Ended February 28, 2007 (a)		Year Ended March 31,
Class A Shares							2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$17.70		$22.19		$23.24		$19.16		$17.88		$11.57		$15.60

Income from Investment Operations:
Net investment income (c)	0.10		0.18		0.10		0.13		0.12		0.05		0.03
Net realized and unrealized gain (loss) on investments and futures contracts	1.17		(2.05)		0.48		4.32		2.03		6.39		(3.99)

Total from Investment Operations	1.27		(1.87)		0.58		4.45		2.15		6.44		(3.96)

Less Distributions to Shareholders:
From net investment income	—		(0.17)		(0.09)		(0.09)		(0.10)		(0.08)		(0.01)
From net realized gains	(0.44)		(2.45)		(1.54)		(0.28)		(0.77)		(0.05)		(0.06)

Total Distributions to Shareholders	(0.44)		(2.62)		(1.63)		(0.37)		(0.87)		(0.13)		(0.07)

Net Asset Value, End of Period	$18.53		$17.70		$22.19		$23.24		$19.16		$17.88		$11.57
Total return (d)	7.17	%(e)	(9.74)%		3.09	%(e)(f)(g)	23.46	%(g)	12.58	%(g)	55.73	%(g)	(25.46	)%(g)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.45	%(i)	0.45%		0.45	%(i)	0.46%		0.46%		0.56	%(j)	0.65%
Interest expense	—		—	%(k)	—	%(i)(k)	—	%(k)	—		—		—
Net expenses (h)	0.45	%(i)	0.45%		0.45	%(i)	0.46%		0.46%		0.56	%(j)	0.65%
Waiver/Reimbursement	—		—		—	%(i)(k)	0.07	%(l)	0.11	%(l)	0.22	%(l)	0.36%
Net investment income (h)	1.14	%(i)	0.81%		0.51	%(i)	0.62%		0.64%		0.32%		0.26%
Portfolio turnover rate	17	%(e)	24%		15	%(e)	20%		16%		16%		26%
Net assets, end of period (000’s)	$52,194		$46,078		$51,681		$45,365		$14,337		$12,534		$7,814

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for realized investment losses due to trading errors. These reimbursements had an impact of less than 0.01% on the Fund’s total return.

(g)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.08% and 0.19% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

66

Financial Highlights – Columbia Small Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31, 2008		Year Ended February 29, 2008		Period Ended February 28, 2007 (a)		Year Ended March 31,
Class Z Shares							2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$17.76		$22.27		$23.35		$19.24		$17.95		$11.59		$15.63

Income from Investment Operations:
Net investment income (c)	0.12		0.23		0.15		0.18		0.16		0.09		0.07
Net realized and unrealized gain (loss) on investments and futures contracts	1.17		(2.05)		0.48		4.35		2.04		6.40		(4.00)

Total from Investment Operations	1.29		(1.82)		0.63		4.53		2.20		6.49		(3.93)

Less Distributions to Shareholders:
From net investment income	(0.01)		(0.24)		(0.17)		(0.14)		(0.14)		(0.08)		(0.05)
From net realized gains	(0.44)		(2.45)		(1.54)		(0.28)		(0.77)		(0.05)		(0.06)

Total Distributions to Shareholders	(0.45)		(2.69)		(1.71)		(0.42)		(0.91)		(0.13)		(0.11)

Net Asset Value, End of Period	$18.60		$17.76		$22.27		$23.35		$19.24		$17.95		$11.59
Total return (d)	7.30	%(e)	(9.52)%		3.34	%(e)(f)(g)	23.80	%(g)	12.84	%(g)	56.11	%(g)	(25.26	)%(g)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.20	%(i)	0.20%		0.20	%(i)	0.21%		0.21%		0.31	%(j)	0.40%
Interest expense	—		—	%(k)	—	%(i)(k)	—	%(k)	—		—		—
Net expenses (h)	0.20	%(i)	0.20%		0.20	%(i)	0.21%		0.21%		0.31	%(j)	0.40%
Waiver/Reimbursement	—		—		—	%(i)(k)	0.07	%(l)	0.11	%(l)	0.22	%(l)	0.36%
Net investment income (h)	1.39	%(i)	1.06%		0.76	%(i)	0.87%		0.89%		0.57%		0.51%
Portfolio turnover rate	17	%(e)	24%		15	%(e)	20%		16%		16%		26%
Net assets, end of period (000’s)	$1,363,349		$1,244,382		$1,521,291		$1,606,958		$1,072,113		$914,267		$517,680

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for realized investment losses due to trading errors. These reimbursements had an impact of less than 0.01% on the Fund’s total return.

(g)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.08% and 0.19% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

67

Notes to Financial Statements – Index Funds

August 31, 2008 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. Information presented in these financial statements pertains to the following series of the Trust (each a “Fund” and collectively, the “Funds”):

Columbia Large Cap Index Fund

Columbia Large Cap Enhanced Core Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Investment Objectives

Columbia Large Cap Index Fund seeks total return before fees and expenses that corresponds to the total return of the Standard and Poor’s 500 Index. Columbia Large Cap Enhanced Core Fund seeks total return before fees and expenses that exceeds the total return of the Standard and Poor’s 500 Index. Columbia Mid Cap Index Fund seeks total return before fees and expenses that corresponds to the total return of the Standard and Poor’s MidCap 400 Index. Columbia Small Cap Index Fund seeks total return before fees and expenses that corresponds to the total return of the Standard and Poor’s SmallCap 600 Index.

Fund Shares

The Trust may issue an unlimited number of shares. Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund each offer two classes of shares: Class A and Class Z shares. Columbia Large Cap Index Fund offers three classes of shares: Class A, Class B and Class Z shares. Columbia Large Cap Enhanced Core Fund offers three classes of shares: Class A, Class R and Class Z shares. Each share class has its own expense structure and sales charges, as applicable.

Class A, R and Z shares are offered continuously at net asset value. Class B shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Funds’ prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities, exchange-traded funds and securities of certain investments companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Investments for which market quotations are not readily available, or that have quotations which Columbia believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

68

Index Funds

August 31, 2008 (Unaudited)

On March 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used, as of August 31, 2008, in valuing each of the Fund’s assets:

Columbia Large Cap Index Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$2,601,841,212	$(1,845,117)
Level 2 – Other Significant Observable Inputs	76,619,000	—
Level 3 – Significant Unobservable Inputs	643	—
Total	$2,678,460,855	$(1,845,117)

*	Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the six months ending August 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments In Securities	Other Financial Instruments
Balance as of February 29, 2008	$643	$—
Accretion of Discounts/Amortization of Premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases/sales	—	—
Transfers in and or out of Level 3	—	—
Balance as of August 31, 2008	$643	$—

Columbia Large Cap Enhanced Core Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$722,967,630	$(5,401)
Level 2 – Other Significant Observable Inputs	5,406,000	(695,674)
Level 3 – Significant Unobservable Inputs	972	—
Total	$728,374,602	$(701,075)

*	Other financial instruments consist of futures contracts and forward foreign currency exchange contracts, which are not included in the investment portfolio.

69

Index Funds

August 31, 2008 (Unaudited)

The following table reconciles asset balances for the six months ending August 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments In Securities	Other Financial Instruments
Balance as of February 29, 2008	$972	$—
Accretion of Discounts/Amortization of Premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases/sales	—	—
Transfers in and or out of Level 3	—	—
Balance as of August 31, 2008	$972	$—

Columbia Mid Cap Index Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$2,249,372,421	$588,602
Level 2 – Other Significant Observable Inputs	28,682,591	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$2,278,055,012	$588,602

*	Other financial instruments consist of futures contracts which are not included in the investment portfolio.

Columbia Small Cap Index Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,751,762,530	$467,048
Level 2 – Other Significant Observable Inputs	7,038,103	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,758,800,633	$467,048

*	Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the six months ending August 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments In Securities	Other Financial Instruments
Balance as of February 29, 2008	$1,464	$—
Accretion of Discounts/Amortization of Premiums	—	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(1,464)	—
Net purchases/sales	—	—
Transfers in and or out of Level 3	—	—
Balance as of August 31, 2008	$—	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 (“SFAS 161”), Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional

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discussion about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Funds’ financial statement disclosures.

Futures Contracts

The Funds may invest in futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC (“Columbia”), the Funds’ investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds’ Statements of Assets and Liabilities at any given time.

Upon entering into a futures contract, a Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed or expires.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. Each Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. Each Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to hedge the Funds’ investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Funds could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions on each Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency

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gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statements of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Funds on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, for Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund are declared and distributed semiannually. Distributions from net investment income, if any, for Columbia Large Cap Enhanced Core Fund are declared and distributed annually. Net realized capital gains, if any, are distributed at least annually for each of the Funds. Income distributions and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended February 29, 2008 was as follows:

	Ordinary Income*	Long-term Capital Gains
Columbia Large Cap Index Fund	$50,761,256	$—
Columbia Large Cap Enhanced Core Fund	43,237,479	18,711,405
Columbia Mid Cap Index Fund	36,645,929	184,730,926
Columbia Small Cap Index Fund	23,112,252	165,110,899

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

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Unrealized appreciation and depreciation at August 31, 2008, based on cost of investments for federal income tax purposes were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Large Cap Index Fund	$929,307,101	$(331,576,249)	$597,730,852
Columbia Large Cap Enhanced Core Fund	83,973,959	(38,118,968)	45,854,991
Columbia Mid Cap Index Fund	538,117,871	(235,895,983)	302,221,888
Columbia Small Cap Index Fund	422,783,386	(193,224,154)	229,559,232

Under Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”) management determines whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Funds’ financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory services to the Funds. In rendering investment advisory services to the Funds, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd, an affiliate of Columbia. Columbia, from the investment advisory fee it receives from the Funds, pays Columbia Pte. a fee for its advisory services. Columbia receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

	Columbia Large Cap Index Fund	Columbia Large Cap Enhanced Core Fund	Columbia Mid Cap Index Fund	Columbia Small Cap Index Fund
First $500 million	0.10%	0.35%	0.10%	0.10%
$500 million to $1 billion	0.10%	0.30%	0.10%	0.10%
$1 billion to $1.5 billion	0.10%	0.25%	0.10%	0.10%
$1.5 billion to $3 billion	0.10%	0.20%	0.10%	0.10%
$3 billion to $6 billion	0.10%	0.18%	0.10%	0.10%
Over $6 billion	0.10%	0.16%	0.10%	0.10%

For the six month period ended August 31, 2008, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund’s average daily net assets, were as follows:

Effective Rates
Columbia Large Cap Index Fund	0.10%
Columbia Large Cap Enhanced Core Fund	0.33%
Columbia Mid Cap Index Fund	0.10%
Columbia Small Cap Index Fund	0.10%

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Administration Fee

Columbia provides administrative and other services to the Funds. For Columbia Large Cap Index Fund and Columbia Small Cap Index Fund, Columbia, from the administration fee it receives from each Fund, pays all operating expenses of the Funds, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Trustees who are not officers, directors or employees of Columbia or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation expenses.

For Columbia Large Cap Enhanced Core Fund and Columbia Mid Cap Index Fund, Columbia is entitled to receive an administration fee less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below.

Columbia receives a monthly administration fee based on each Fund’s average daily net assets at the following annual rates:

Annual Fee Rate
Columbia Large Cap Index Fund	0.10%
Columbia Large Cap Enhanced Core Fund	0.17%
Columbia Mid Cap Index Fund	0.10%
Columbia Small Cap Index Fund	0.10%

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburses State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below each Funds’ initial minimum investment requirements. The Transfer Agent will reduce the expenses paid by a Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended August 31, 2008, these minimum account balance fees reduced total expenses as follows:

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Columbia Large Cap Index Fund	$17,889
Columbia Large Cap Enhanced Core Fund	397
Columbia Mid Cap Index Fund	293
Columbia Small Cap Index Fund	8,293

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds’ shares.

The Trust has adopted a shareholder servicing plan and a distribution plan for the Class B shares of Columbia Large Cap Index Fund, a distribution plan for the Class R shares of Columbia Large Cap Enhanced Core Fund, and a combined distribution and shareholder servicing plan for the Class A shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate %	Plan Limit %
Class A Combined Distribution and Shareholder Servicing Plan*	0.25%	0.25%
Class B Shareholder Servicing Plans**	0.25%	0.25%
Class B Distribution Plans**	0.75%	0.75%
Class R Distribution Plans***	0.50%	0.50%

*	For all Funds

**	For Columbia Large Cap Index Fund

***	For Columbia Large Cap Enhanced Core Fund

Expense Limits and Fee Waivers

Columbia and/or some of the Funds’ other service providers have contractually agreed to waive fees and/or reimburse expenses through June 30, 2009, so that the expenses incurred by the Funds (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds’ custodian, will not exceed the following annual rates, based on each Fund’s average daily net assets:

Annual Rate %
Columbia Large Cap Index Fund	0.14%
Columbia Large Cap Enhanced Core Fund	0.50%
Columbia Mid Cap Index Fund	0.14%
Columbia Small Cap Index Fund	0.21%

There is no guarantee that these expense limitations will continue after June 30, 2009.

Columbia and/or the Distributor are entitled to recover from Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund and Columbia Small Cap Index Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause Funds’ total operating expenses to exceed the expense limitations in effect at the time of recovery.

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At August 31, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

	Amount of Potential Recovery Expiring:				Total Potential Recovery
	2/28/2012	2/28/2011	2/28/2010	2/28/2009
Columbia Large Cap Index Fund	$793,395	$1,647,710	$1,379,819	$1,595,131	$5,416,055
Columbia Large Cap Enhanced Core Fund	195,908	366,741	393,249	363,714	1,319,612
Columbia Small Cap Index Fund	—	—	—	175,070	175,070

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds’ Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees” in the Statement of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” in the Statements of Assets and Liabilities

As a result of fund mergers, certain Funds assumed the liabilities of the deferred compensation plan of the acquired fund, which is included in “Trustees’ fees” on the Statements of Assets and Liabilities. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended August 31, 2008, these custody credits reduced total expenses as follows:

Columbia Large Cap Index Fund	$962
Columbia Large Cap Enhanced Core Fund	306
Columbia Mid Cap Index Fund	2,922
Columbia Small Cap Index Fund	4,780

Note 6. Portfolio Information

For the six month period ended August 31, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Columbia Large Cap Index Fund	$217,302,994	$38,891,713
Columbia Large Cap Enhanced Core Fund	898,984,194	964,299,958
Columbia Mid Cap Index Fund	253,091,232	193,787,350
Columbia Small Cap Index Fund	282,316,043	226,249,979

Note 7. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

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Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Effective September 17, 2007, interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. Prior to September 17, 2007, interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. State Street waived the administration fee effective September 17, 2007. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2008, Columbia Large Cap Enhanced Core Fund borrowed under these arrangements. The average daily loan balance outstanding on days when borrowing existed was $4,500,000 at a weighted average interest rate of 2.00%.

Note 8. Securities Lending

Each Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Funds. Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Funds. The Funds bears the risk of loss with respect to the investment of collateral.

Note 9. Shares of Beneficial Interest

As of August 31, 2008, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Large Cap Index Fund	66.0
Columbia Large Cap Enhanced Core Fund	84.5
Columbia Mid Cap Index Fund	84.7
Columbia Small Cap Index Fund	69.4

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 10. Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and

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(4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG SunAmerica Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 11. Subsequent Event

On October 16, 2008 the uncommitted and committed lines of credit discussed in Note 7 were terminated or amended. The uncommitted line of credit was terminated. The Fund(s) and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to $200,000,000. Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to

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the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

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80

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Index Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

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Semiannual Report, August 31, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/155854-0808 (10/08) 08/59483

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)        The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	October 22, 2008